UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK +++ -- 97.8%

CONSUMER DISCRETIONARY -- 9.7%
   Apollo Group, Cl A (B)*                              56,400   $        3,295
   Autoliv                                             131,600            7,484
   Barnes & Noble                                       94,200            3,624
   Big Lots (B)*                                        97,900            2,880
   BorgWarner                                           23,800            2,048
   Cablevision Systems, Cl A (B)                        69,100            2,501
   Carnival                                             24,900            1,214
   CBS, Cl B                                           482,700           16,084
   Centex                                               63,600            2,550
   Citadel Broadcasting (B)                              6,505               42
   Clear Channel Communications                          9,200              348
   Coach*                                               93,800            4,445
   Comcast, Cl A (B)*                                  761,050           21,401
   DaimlerChrysler*                                     28,100            2,584
   Darden Restaurants                                   95,100            4,183
   Dick's Sporting Goods (B)*                           43,000            2,501
   Dillard's, Cl A                                      25,500              916
   DIRECTV Group*                                      240,400            5,556
   Discovery Holding, Cl A*                             12,800              294
   Dollar Tree Stores (B)*                             110,600            4,817
   DR Horton                                             6,500              130
   E.W. Scripps, Cl A                                    6,700              306
   Eastman Kodak (B)                                   167,400            4,659
   Expedia*                                             41,900            1,227
   Ford Motor (B)                                      379,200            3,572
   Fortune Brands (B)                                   51,800            4,267
   Gannett                                             111,300            6,116
   Gap                                                   3,600               69
   General Motors (B)                                  292,800           11,068
   Genuine Parts                                        12,000              595
   Goodyear Tire & Rubber*                             142,800            4,964
   Hasbro                                              473,800           14,882
   Home Depot                                          255,300           10,046
   IAC/InterActive (B)*                                 36,400            1,260
   Idearc*                                             122,655            4,333
   Interpublic Group (B)*                              126,500            1,442
   J.C. Penney                                          31,500            2,280
   Jarden (B)*                                          11,600              499
   Johnson Controls                                     22,000            2,547
   Jones Apparel Group                                 178,300            5,037
   KB Home                                             103,800            4,087
   Kohl's*                                              27,500            1,953
   Lennar, Cl A (B)                                     44,400            1,623
   Liberty Global, Cl A (B)*                           110,700            4,543
   Liberty Media Holding-Capital, Ser A*                43,300            5,096
   Liberty Media Holding-Interactive, Cl A*             36,200              808
   Limited Brands (B)                                   47,700            1,309
   Liz Claiborne                                         3,400              127
   Macy's                                              390,900           15,550
   Magna International, Cl A*                           51,500            4,686
   Mattel                                              556,800           14,082
   McDonald's                                          479,800           24,355
   McGraw-Hill                                          72,900            4,963
   MDC Holdings                                          2,700              131
   Mohawk Industries (B)*                                4,200              423
   Newell Rubbermaid                                    63,900            1,881
   News, Cl A                                          240,800            5,107
   Nike, Cl B                                           47,100            2,746
   NVR (B)*                                              6,200            4,214
   OfficeMax                                            29,200            1,148
   Pulte Homes (B)                                     127,900            2,871
   R.H. Donnelley (B)                                   14,800            1,122
   RadioShack (B)                                       20,800              689

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Royal Caribbean Cruises                              11,700   $          503
   Ryland Group (B)                                      9,200              344
   Saks (B)                                            200,200            4,274
   Sears Holdings*                                       7,300            1,237
   Service International                                57,500              735
   ServiceMaster                                        55,100              852
   Shaw Communications, Cl B*                          121,100            5,091
   Snap-On                                              30,000            1,515
   Stanley Works (B)                                    39,397            2,391
   Starwood Hotels & Resorts Worldwide                  42,100            2,824
   Station Casinos                                       2,400              208
   Target                                               39,900            2,538
   Time Warner                                       2,013,800           42,370
   Time Warner Cable, Cl A*                              5,800              227
   Tribune (B)                                         183,731            5,402
   Under Armour, Cl A (B)*                              49,400            2,255
   VF                                                  113,100           10,358
   Walt Disney                                          84,700            2,892
   Wendy's International                                28,200            1,036
   Westfield Financial                                  53,100            4,689
   Whirlpool                                            42,800            4,759
                                                                 ---------------
                                                                        368,080
                                                                 ---------------
CONSUMER STAPLES -- 7.2%
   Alberto-Culver*                                      39,700              942
   Altria Group                                        423,400           29,697
   Anheuser-Busch                                       23,500            1,226
   Archer-Daniels-Midland                               30,900            1,023
   Bunge (B)                                            50,600            4,276
   Campbell Soup                                        33,500            1,300
   Clorox                                                  600               37
   Coca-Cola                                           241,800           12,649
   Coca-Cola Enterprises (B)                           266,800            6,403
   Colgate-Palmolive                                    73,200            4,747
   ConAgra Foods                                       429,200           11,528
   Corn Products International                          36,000            1,636
   Costco Wholesale (B)                                  5,900              345
   Dean Foods                                           12,700              405
   Del Monte Foods                                     368,100            4,476
   Energizer Holdings (B)*                               7,400              737
   General Mills                                       125,700            7,343
   HJ Heinz                                             53,300            2,530
   Hormel Foods                                          6,000              224
   JM Smucker                                           25,400            1,617
   Kellogg                                              16,400              849
   Kimberly-Clark                                      204,500           13,679
   Kraft Foods, Cl A                                   376,091           13,257
   Kroger                                              457,200           12,861
   Loews - Carolina                                     57,400            4,435
   McCormick                                            11,300              432
   Molson Coors Brewing, Cl B (B)                       83,600            7,730
   Pepsi Bottling Group                                128,100            4,314
   PepsiAmericas                                       170,100            4,178
   PepsiCo                                              89,300            5,791
   Procter & Gamble                                    956,600           58,534
   Reynolds American (B)                               279,300           18,210
   Safeway                                             312,727           10,642
   Sara Lee                                            228,900            3,983
   SUPERVALU                                           136,345            6,316
   Tyson Foods, Cl A                                   182,500            4,205
   UST (B)                                              77,900            4,184
   Wal-Mart Stores                                      52,000            2,502
   WM Wrigley Jr.                                       53,200            2,943
                                                                 ---------------
                                                                        272,186
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 12.9%
   Anadarko Petroleum                                  158,000   $        8,214
   Apache                                               81,200            6,625
   Baker Hughes                                         31,700            2,667
   BP ADR*                                              16,700            1,205
   Chevron                                           1,244,100          104,803
   ConocoPhillips                                      666,993           52,359
   Devon Energy                                        149,200           11,681
   EOG Resources                                         1,900              139
   Exxon Mobil                                       2,443,100          204,927
   Forest Oil*                                           8,600              363
   Frontier Oil                                          6,700              293
   Helmerich & Payne                                     8,800              312
   Hess                                                 61,500            3,626
   Holly (B)                                            74,000            5,490
   Marathon Oil                                        720,000           43,171
   Newfield Exploration*                                 2,900              132
   Noble Energy                                        114,600            7,150
   Occidental Petroleum                                152,100            8,804
   Overseas Shipholding Group                           10,000              814
   Patterson-UTI Energy                                168,200            4,409
   Plains Exploration & Production*                      6,300              301
   Pogo Producing (B)                                    5,600              284
   SEACOR Holdings*                                      7,500              700
   Spectra Energy*                                       6,724              175
   St Mary Land & Exploration                            5,000              183
   Sunoco                                              115,700            9,219
   Teekay Shipping                                       3,100              179
   Tidewater                                             1,900              135
   Valero Energy                                       137,800           10,178
   Williams                                             22,300              705
                                                                 ---------------
                                                                        489,243
                                                                 ---------------
FINANCIALS -- 32.4%
   A.G. Edwards                                         89,600            7,576
   ACE                                                  74,800            4,676
   Aflac                                                 3,200              164
   Alleghany (B)*                                        3,150            1,280
   Allied Capital (B)                                   37,700            1,167
   Allied World Assurance Holdings, Ltd                  5,700              292
   Allstate                                            498,600           30,669
   AMB Property+                                         4,900              261
   AMBAC Financial Group                                22,600            1,970
   American Capital Strategies (B)                      80,500            3,423
   American Financial Group                             58,200            1,988
   American International Group                      1,021,800           71,557
   Ameriprise Financial                                 19,300            1,227
   Annaly Capital Management+                           62,400              900
   AON (B)                                              65,500            2,791
   Apartment Investment &
     Management, Cl A+                                  44,500            2,244
   Arch Capital Group*                                   3,800              276
   Archstone-Smith Trust+                               22,000            1,300
   Arthur J. Gallagher (B)                              18,900              527
   Assurant                                            165,000            9,722
   Astoria Financial                                   108,300            2,712
   AvalonBay Communities+                               28,600            3,400
   Axis Capital Holdings                               135,300            5,500
   Bancorpsouth                                          2,500               61
   Bank of America                                   2,554,550          124,892
   Bank of New York*                                    42,000            1,740
   BB&T                                                443,600           18,046
   Bear Stearns                                         61,100            8,554
   BlackRock                                             2,200              344
   Boston Properties+ (B)                               28,200            2,880
   BRE Properties, Cl A+ (B)                            33,000            1,957

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Brookfield Asset Management, Cl A*                  188,700   $        7,529
   Camden Property Trust+                                6,400              429
   CapitalSource+ (B)                                   10,400              256
   Chicago Mercantile Exchange
     Holdings, Cl A                                      5,700            3,046
   Chubb                                               305,200           16,523
   Cincinnati Financial                                  2,400              104
   CIT Group                                           193,000           10,582
   Citigroup                                         2,652,400          136,042
   Comerica (B)                                        336,000           19,982
   Commerce Bancorp                                      9,500              351
   Compass Bancshares                                   25,700            1,773
   Countrywide Financial (B)                           425,900           15,481
   Credicorp                                             6,600              404
   Developers Diversified Realty+ (B)                   12,500              659
   Douglas Emmett+*                                      5,000              124
   Duke Realty+                                         37,500            1,338
   Eaton Vance                                          93,600            4,135
   Endurance Specialty Holdings                          5,200              208
   Equity Residential+                                  40,000            1,825
   Erie Indemnity, Cl A                                    700               38
   Essex Property Trust+                                 6,800              791
   Everest Re Group                                     49,000            5,323
   Fannie Mae                                          317,800           20,762
   Federal Realty Investment Trust+                      8,100              626
   Fidelity National Financial, Cl A                   164,004            3,887
   First Horizon National (B)                           68,600            2,675
   Franklin Resources                                   24,700            3,272
   Freddie Mac                                         219,300           13,311
   General Growth Properties+                            4,900              259
   Genworth Financial, Cl A                            211,800            7,286
   Goldman Sachs Group                                  57,900           12,550
   Hanover Insurance Group                              28,000            1,366
   Hartford Financial Services Group                   186,700           18,392
   Health Care Property Investors+ (B)                 104,300            3,017
   Health Care+ (B)                                     30,700            1,239
   Host Hotels & Resorts+ (B)                           79,160            1,830
   HRPT Properties Trust+ (B)                           14,600              152
   Hudson City Bancorp (B)                              16,500              202
   IndyMac Bancorp (B)                                 197,900            5,773
   iStar Financial+                                     72,000            3,192
   Janus Capital Group (B)                             173,600            4,833
   Jones Lang LaSalle                                   47,700            5,414
   JPMorgan Chase                                    1,951,028           94,527
   Keycorp (B)                                         494,400           16,973
   Kimco Realty+                                        25,715              979
   Legg Mason                                           35,800            3,522
   Lehman Brothers Holdings                            180,300           13,436
   Lincoln National                                    138,267            9,810
   Loews                                               340,400           17,354
   M&T Bank                                             12,700            1,358
   Mack-Cali Realty+                                     4,500              196
   Markel*                                               4,900            2,374
   Marsh & McLennan (B)                                 18,400              568
   Marshall & Ilsley                                     1,900               90
   MBIA (B)                                             96,900            6,029
   Mellon Financial                                      9,700              427
   Merrill Lynch                                       536,700           44,857
   Metlife                                             100,100            6,454
   MGIC Investment (B)                                  78,700            4,475
   Moody's                                              37,900            2,357
   Morgan Stanley                                      411,900           34,550
   National City (B)                                   589,600           19,645
   Nationwide Financial Services, Cl A                 135,600            8,573
   New York Community Bancorp                            1,400               24
   Odyssey Re Holdings (B)                              25,600            1,098
   Old Republic International                          283,400            6,025


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   PartnerRe                                             3,900     $        302
   Philadelphia Consolidated Holding*                    6,000              251
   Plum Creek Timber+                                    4,200              175
   PMI Group                                           169,500            7,572
   PNC Financial Services Group                        118,255            8,465
   Popular (B)                                         111,000            1,784
   Principal Financial Group                           112,000            6,528
   Prologis+                                            14,200              808
   Prudential Financial                                 78,800            7,662
   Public Storage+                                       5,000              384
   Regency Centers+                                     12,500              881
   Regions Financial (B)                               532,484           17,625
   Reinsurance Group of America                         15,800              952
   RenaissanceRe Holdings                                5,400              335
   Safeco (B)                                          177,700           11,064
   Simon Property Group+ (B)                             5,700              530
   Sky Financial Group                                  10,800              301
   SL Green Realty+ (B)                                  3,566              442
   Sovereign Bancorp                                    28,400              600
   SunTrust Banks                                      194,000           16,634
   Taubman Centers+                                     16,800              833
   Torchmark                                             8,400              563
   Travelers                                           692,200           37,033
   UnumProvident (B)                                   245,300            6,405
   US Bancorp (B)                                    1,338,300           44,097
   Valley National Bancorp (B)                          44,119              992
   Vornado Realty Trust+ + (B)                          28,800            3,163
   Wachovia                                            683,797           35,045
   Washington Mutual (B)                               869,000           37,054
   Wells Fargo                                         716,000           25,182
   White Mountains Insurance Group                         800              485
   XL Capital, Cl A                                     42,500            3,582
   Zions Bancorporation                                  5,500              423
                                                                 ---------------
                                                                      1,224,930
                                                                 ---------------
HEALTH CARE -- 7.2%
   Aetna                                                93,100            4,599
   Alcon                                                16,700            2,253
   AmerisourceBergen                                   169,200            8,370
   Amgen*                                              137,900            7,625
   Applera -- Applied Biosystems Group                  11,300              345
   Bausch & Lomb*                                       11,100              771
   Becton Dickinson                                     40,300            3,002
   Boston Scientific*                                  110,900            1,701
   Cardinal Health                                      73,200            5,171
   Celgene (B)*                                         39,800            2,282
   Charles River Laboratories
     International*                                      5,400              279
   Cigna                                               198,300           10,355
   Eli Lilly                                            32,200            1,799
   Forest Laboratories*                                 89,200            4,072
   Genentech*                                           29,000            2,194
   Gilead Sciences*                                     83,400            3,233
   Hillenbrand Industries                               13,600              884
   Johnson & Johnson                                   378,400           23,317
   King Pharmaceuticals*                               193,800            3,965
   Laboratory of America Holdings (B)*                  35,600            2,786
   McKesson                                              4,800              286
   Merck                                               820,200           40,846
   Millennium Pharmaceuticals (B)*                      12,400              131
   PerkinElmer                                           6,800              177
   Pfizer                                            4,039,700          103,295
   Schering-Plough                                      95,100            2,895
   Tenet Healthcare (B)*                               396,700            2,583
   Thermo Fisher Scientific (B)*                        76,800            3,972
   UnitedHealth Group                                   45,700            2,337
   Universal Health Services, Cl B                       5,000              308

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Watson Pharmaceuticals*                              11,000   $          358
   WellPoint*                                           73,800            5,892
   Wyeth                                               361,400           20,723
                                                                 ---------------
                                                                        272,806
                                                                 ---------------
INDUSTRIALS -- 8.1%
   3M                                                   72,000            6,249
   Acuity Brands                                        38,500            2,321
   AGCO (B)*                                            51,200            2,223
   Alexander & Baldwin                                   5,600              297
   Allied Waste Industries (B)*                         42,200              568
   Boeing                                               73,900            7,106
   Burlington Northern Santa Fe                          1,500              128
   Caterpillar                                         129,500           10,140
   Cooper Industries, Cl A                              10,300              588
   CSX                                                  34,200            1,542
   Cummins                                              50,300            5,091
   Deere                                               128,000           15,455
   Dun & Bradstreet                                     63,600            6,549
   Eaton                                               145,800           13,559
   FedEx                                                 3,700              411
   Gardner Denver*                                       4,100              174
   General Dynamics                                     36,900            2,886
   General Electric                                  2,785,900          106,644
   Harsco                                              114,000            5,928
   Honeywell International                             129,700            7,299
   Illinois Tool Works                                  10,600              574
   Ingersoll-Rand, Cl A                                290,900           15,947
   Kansas City Southern (B)*                             3,800              143
   L-3 Communications Holdings                          48,400            4,714
   Laidlaw International                                 4,700              162
   Lennox International                                 10,100              346
   Lockheed Martin                                      30,600            2,880
   Masco (B)                                           188,600            5,369
   Norfolk Southern                                     95,500            5,020
   Northrop Grumman                                    282,300           21,983
   Northwest Airlines*                                   7,700              171
   Owens Corning*                                        9,300              313
   Pall                                                 11,400              524
   Parker Hannifin                                     108,600           10,633
   Raytheon                                            145,100            7,819
   RR Donnelley & Sons                                  22,100              962
   Ryder System                                        101,400            5,455
   Shaw Group*                                           4,300              199
   SPX                                                  66,400            5,831
   Teleflex                                             74,600            6,101
   Tyco International                                  166,200            5,616
   UAL (B)*                                              6,000              244
   Union Pacific                                        13,800            1,589
   United Parcel Service, Cl B                          66,000            4,818
   United Technologies                                  59,900            4,249
   US Airways Group*                                     6,000              182
                                                                 ---------------
                                                                        307,002
                                                                 ---------------
INFORMATION TECHNOLOGY -- 3.7%
   Adobe Systems*                                       60,500            2,429
   Advanced Micro Devices*                              25,400              363
   Akamai Technologies*                                 48,000            2,335
   Apple*                                               38,200            4,662
   Applied Materials (B)                               236,300            4,695
   Arrow Electronics*                                   92,100            3,539
   Avaya*                                               30,400              512
   Avnet*                                              230,600            9,141
   CA (B)                                               12,100              313
   Cognizant Technology Solutions,
     Cl A*                                              27,200            2,042


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Computer Sciences*                                  131,800   $        7,796
   Compuware*                                          123,000            1,459
   Convergys*                                          176,200            4,271
   eBay*                                                75,500            2,430
   Electronic Arts*                                     39,400            1,864
   Electronic Data Systems                             114,600            3,178
   Fair Isaac                                          100,400            4,028
   Fidelity National Information Services                2,185              119
   First Data                                           53,000            1,732
   Fiserv*                                              73,100            4,152
   Google, Cl A*                                         6,000            3,140
   Hewitt Associates, Cl A*                              5,400              173
   Hewlett-Packard                                     405,600           18,098
   Ingram Micro, Cl A*                                  83,200            1,806
   Intel                                               202,400            4,809
   International Business Machines (B)                 108,500           11,420
   Juniper Networks*                                   169,700            4,271
   Lexmark International, Cl A*                         10,500              518
   Microsoft                                           163,200            4,810
   Molex                                                 4,600              138
   NCR*                                                  4,900              257
   Novellus Systems (B)*                                29,500              837
   Oracle*                                             226,900            4,472
   SanDisk*                                              6,900              338
   Sanmina-SCI*                                        634,300            1,985
   Seagate Technology                                  255,200            5,556
   Solectron (B)*                                      596,600            2,196
   Symantec*                                            74,500            1,505
   Tech Data (B)*                                       63,700            2,450
   Vishay Intertechnology (B)*                         143,200            2,265
   Western Digital*                                    131,700            2,548
   Xerox*                                              276,200            5,104
                                                                 ---------------
                                                                        139,756
                                                                 ---------------
MATERIALS -- 4.3%
   Alcan                                                35,040            2,849
   Alcoa                                               413,800           16,771
   Ashland                                              54,600            3,492
   Bemis                                                27,400              909
   Cabot                                                24,700            1,178
   Celanese, Ser A                                      18,700              725
   Domtar*                                              57,900              646
   Dow Chemical                                        538,500           23,812
   E.I. Du Pont de Nemours (B)                         107,800            5,481
   Eastman Chemical                                     87,900            5,655
   FMC                                                  10,200              912
   Freeport-McMoRan Copper & Gold,
     Cl B                                               15,555            1,288
   Gerdau Ameristeel (B)*                               61,600              901
   Huntsman                                              6,900              168
   International Flavors & Fragrances                   20,900            1,090
   International Paper (B)                             375,300           14,655
   Lubrizol                                            181,900           11,742
   Lyondell Chemical                                    44,200            1,641
   MeadWestvaco (B)                                      3,700              131
   Methanex                                            207,800            5,224
   Mosaic*                                              57,800            2,255
   Nova Chemicals                                       65,500            2,330
   Nucor                                               257,600           15,108
   PPG Industries                                       85,400            6,500
   Rohm & Haas                                         108,800            5,949
   RPM International                                    13,200              305
   Scotts Miracle-Gro, Cl A                              7,400              318
   Sealed Air                                           11,300              350
   Sigma-Aldrich (B)                                    17,600              751
   Smurfit-Stone Container*                            237,700            3,164
   Sonoco Products                                     102,700            4,397

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Southern Copper (B)                                  61,900   $        5,835
   Steel Dynamics                                       95,500            4,002
   Temple-Inland                                         2,200              135
   United States Steel                                  46,300            5,035
   Valspar                                              74,900            2,128
   Weyerhaeuser                                         70,900            5,596
                                                                 ---------------
                                                                        163,428
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 6.5%
   Alltel                                               41,500            2,803
   AT&T                                              3,060,544          127,013
   CenturyTel                                          253,300           12,424
   Citizens Communications                             104,400            1,594
   Embarq                                               16,200            1,027
   Sprint Nextel (B)                                   996,850           20,645
   Telephone & Data Systems                             46,100            2,884
   Verizon Communications (B)                        1,681,800           69,240
   Vodafone Group ADR (B)*                              91,400            3,074
   Windstream                                          181,226            2,675
                                                                 ---------------
                                                                        243,379
                                                                 ---------------
UTILITIES -- 5.8%
   Alliant Energy                                      128,500            4,992
   Ameren (B)                                          100,500            4,926
   American Electric Power                             407,200           18,340
   Atmos Energy                                         56,500            1,698
   CMS Energy                                           54,000              929
   Consolidated Edison (B)                              21,400              966
   Constellation Energy Group                          109,200            9,519
   Dominion Resources (B)                               11,100              958
   DTE Energy (B)                                       99,500            4,798
   Duke Energy                                          13,448              246
   Dynegy, Cl A*                                        48,600              459
   Edison International                                 91,100            5,113
   Energen                                             144,200            7,922
   Energy East (B)                                     271,500            7,083
   Entergy                                             142,900           15,340
   Equitable Resources                                   9,800              486
   Exelon                                              112,500            8,168
   FirstEnergy (B)                                     341,300           22,092
   FPL Group (B)                                        91,700            5,203
   Great Plains Energy (B)                              26,000              757
   KeySpan                                              16,700              701
   MDU Resources Group                                  20,900              586
   Mirant*                                              37,300            1,591
   National Fuel Gas                                    35,200            1,525
   NiSource                                             56,000            1,160
   Northeast Utilities                                 117,700            3,338
   NRG Energy (B)*                                      60,300            2,507
   NSTAR                                                71,600            2,323
   OGE Energy                                           47,800            1,752
   Oneok                                                98,600            4,970
   Pepco Holdings                                      188,700            5,321
   PG&E (B)                                            279,300           12,652
   Pinnacle West Capital                               345,100           13,752
   PPL                                                  27,200            1,273
   Progress Energy (B)                                 125,200            5,708
   Public Service Enterprise Group                      68,700            6,030
   Puget Energy                                         78,400            1,896
   Questar                                               8,800              465
   Reliant Energy (B)*                                 282,600            7,616
   SCANA                                                 7,900              302
   Sempra Energy                                        35,500            2,103
   Sierra Pacific Resources*                            23,600              414
   Southern (B)                                         45,300            1,553
   TECO Energy                                           7,600              131


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                            Shares/Face Amount    Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   TXU                                                  81,200   $        5,465
   UGI                                                  53,100            1,449
   Wisconsin Energy                                     94,400            4,175
   Xcel Energy                                         353,300            7,232
                                                                 ---------------
                                                                        217,985
                                                                 ---------------
Total Common Stock
   (Cost $2,779,410) ($ Thousands)                                    3,698,795
                                                                 ---------------
CORPORATE OBLIGATIONS (C)(E) -- 1.9%

FINANCIALS -- 1.9%
   American General Finance (F)
     5.370%, 07/16/07                            $       5,947            5,947
   Bear Stearns EXL
     5.380%, 07/16/07                                   11,762           11,762
   Countrywide Financial MTN, Ser A
     5.437%, 08/06/07                                    9,912            9,912
   Jackson National Life Funding (F)
     5.320%, 07/02/07                                   14,537           14,537
   Morgan Stanley EXL
     5.400%, 07/05/07                                    2,313            2,313
   Nationwide Building Society (F)
     5.370%, 07/09/07                                    6,608            6,608
   Northern Rock PLC (F)
     5.380%, 07/03/07                                    6,806            6,806
   Premium Asset Trust, Ser
     2004-10 (F)
     5.380%, 07/16/07                                    9,251            9,251
   SLM EXL
     5.330%, 07/16/07                                    7,268            7,268
                                                                 ---------------
Total Corporate Obligations
   (Cost $74,404) ($ Thousands)                                          74,404
                                                                 ---------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.1%

MORTGAGE RELATED SECURITIES -- 0.1%
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     5.420%, 07/09/07                                    4,956            4,956
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $4,956) ($ Thousands)                                            4,956
                                                                 ---------------

CASH EQUIVALENTS ** ++ -- 10.4%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A,
     5.190%                                         81,561,788           81,562
   SEI Liquidity Fund LP, 5.500% (C)               310,568,370          310,568
                                                                 ---------------
Total Cash Equivalents
   (Cost $392,130) ($ Thousands)                                        392,130
                                                                 ---------------
MASTER NOTE (C) (D) -- 0.2%
   Bear Stearns
     5.495%, 07/02/07                                    6,608            6,608
                                                                 ---------------
Total Master Note
   (Cost $6,608) ($ Thousands)                                            6,608
                                                                 ---------------

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
     4.813%, 08/23/07                            $       3,225   $        3,204
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $3,203) ($ Thousands)                                            3,204
                                                                 ---------------

REPURCHASE AGREEMENTS (C) (G) -- 0.8%
Barclays 5.33%, dated 06/29/07, to be
   repurchased on 07/02/07, repurchase
   price $3,760,009 (collateralized by a
   U.S. Government Obligation, par
   value $3,821,379, 3.625%, 02/15/08;
   with total market value $3,833,542)                   3,758            3,758
Lehman Brothers 5.370%, dated
   06/29/07, to be repurchased on
   07/02/07, repurchase price
   $26,443,179 (collateralized by various
   U.S. Government Obligation, par
    values ranging from $2,606,462
   - $2,995,663, 0.000% - 6.500%,
   12/17/07 - 06/15/22; with total market
   value $29,960,230)                                   26,431           26,431
                                                                 ---------------
Total Repurchase Agreements
   (Cost $30,189) ($ Thousands)                                          30,189
                                                                 ---------------
Total Investments -- 111.3%
   (Cost $3,290,900) ($ Thousands) #                             $    4,210,286
                                                                 ===============


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Value Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows

--------------------------------------------------------------------------------
                                                                     Unrealized
Type of                              Number of       Expiration    Depreciation
Contract                             Contracts             Date   ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Composite Index                    181   September 2007         $(1,308)
                                                                        ========

Percentages are based on Net Assets of $3,782,986 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+ Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $415,773
($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $426,726
($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Tri-Party Repurchase Agreement.

ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series

# At June 30, 2007, the tax basis cost of the Fund's investments was $3,290,900 ($ Thousands), and the unrealized appreciation and depreciation were $944,923 ($ Thousands) and $(25,537) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK +++ -- 98.7%

CONSUMER DISCRETIONARY -- 14.0%

   Abercrombie & Fitch, Cl A                            14,400   $        1,051
   Advance Auto Parts                                    4,300              174
   Aeropostale (B)*                                     15,600              650
   Amazon.com*                                          36,800            2,517
   American Eagle Outfitters                           259,438            6,657
   AnnTaylor Stores*                                    89,700            3,177
   Apollo Group, Cl A (B)*                              84,340            4,928
   Autoliv                                               3,900              222
   Autozone*                                            13,869            1,895
   Bed Bath & Beyond*                                   14,500              522
   Big Lots*                                            10,500              309
   Brinker International                               198,337            5,805
   Cablevision Systems, Cl A                            73,446            2,658
   Career Education*                                     9,700              328
   Carmax*                                             103,700            2,644
   Carnival                                             18,600              907
   CBS, Cl B                                            14,663              489
   Central European Media Entertainment,
     Cl A (Bermuda) (H)*                                 2,700              263
   Citadel Broadcasting (B)                             17,008              110
   Clear Channel Communications                         10,900              412
   Coach*                                              155,941            7,390
   Comcast, Cl A*                                      162,914            4,581
   CROCS*                                               11,000              473
   Darden Restaurants                                   61,859            2,721
   Dick's Sporting Goods*                               22,400            1,303
   DIRECTV Group*                                      258,100            5,965
   Discovery Holding, Cl A*                             40,600              933
   Dollar General                                       46,900            1,028
   Dollar Tree Stores*                                  15,889              692
   Dow Jones                                             6,900              396
   EchoStar Communications, Cl A*                       49,900            2,164
   Family Dollar Stores                                 37,000            1,270
   Fortune Brands (B)                                  189,200           15,584
   GameStop, Cl A*                                      50,300            1,967
   Garmin                                               10,200              754
   Gentex (B)                                          161,400            3,178
   Goodyear Tire & Rubber*                             118,200            4,109
   Guess?*                                               7,700              370
   Gymboree*                                            33,000            1,301
   Hanesbrands*                                         56,500            1,527
   Harley-Davidson (B)                                  95,031            5,665
   Harman International Industries                      13,100            1,530
   Harrah's Entertainment                                4,000              341
   Hasbro                                                7,500              236
   Hilton Hotels                                        34,417            1,152
   Home Depot                                          506,367           19,926
   IAC/InterActive (B)*                                134,267            4,647
   International Game Technology                       883,000           35,055
   Interpublic Group*                                  122,300            1,394
   ITT Educational Services*                            43,480            5,104
   J.C. Penney                                          90,334            6,538
   Jarden*                                              14,300              615
   John Wiley & Sons, Cl A                              20,500              990
   Johnson Controls                                     20,600            2,385
   Kohl's*                                             132,810            9,433
   Lamar Advertising, Cl A (B)                         177,644           11,149
   Las Vegas Sands*                                      8,300              634
   Laureate Education*                                  15,300              943
   Liberty Global, Cl A*                               100,482            4,124
   Liberty Media Holding- Interactive, Cl A*            78,556            1,754
   Limited Brands                                       11,800              324
   Lowe's                                              565,812           17,365

--------------------------------------------------------------------------------
                                                                  Market Value
   Description                                       Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Macy's                                               59,000   $        2,347
   Marriott International, Cl A                         69,584            3,009
   Mattel                                               20,100              508
   McDonald's                                          297,500           15,101
   McGraw -Hill                                        598,233           40,728
   Meredith                                             20,600            1,269
   MGM Mirage*                                         410,100           33,825
   Midas*                                                6,100              138
   Newell Rubbermaid                                    24,636              725
   News, Cl A                                          227,684            4,829
   Nike, Cl B                                          212,300           12,375
   Nordstrom                                            32,300            1,651
   NutriSystem*                                          3,200              223
   NVR (B)*                                              3,400            2,311
   Office Depot*                                        58,900            1,785
   Omnicom Group                                        60,728            3,214
   Orient-Express Hotels, Cl A                           4,000              214
   PetSmart (B)                                         53,800            1,746
   Phillips-Van Heusen                                   5,500              333
   Polo Ralph Lauren                                    29,421            2,886
   RadioShack                                           69,700            2,310
   Rent-A-Center*                                       12,729              334
   Ross Stores                                          32,500            1,001
   Saks                                                 14,400              307
   ServiceMaster                                        60,100              929
   Sherwin-Williams                                     70,967            4,717
   Staples                                           1,350,000           32,036
   Starbucks*                                          293,550            7,703
   Station Casinos                                       5,600              486
   Target                                              171,769           10,925
   Tiffany                                              23,200            1,231
   Tim Hortons                                          37,103            1,141
   Time Warner                                         158,738            3,340
   Time Warner Cable, Cl A*                              7,600              298
   TJX                                                  80,200            2,206
   Universal Technical Institute*                        5,400              137
   Urban Outfitters*                                    50,200            1,206
   Viacom, Cl B*                                       382,911           15,941
   Walt Disney                                         209,683            7,159
   Weight Watchers International (B)                   480,400           24,424
   Wendy's International                                18,698              687
   Westfield Financial                                  11,800            1,042
   Whirlpool                                            17,400            1,935
   Williams -Sonoma (B)                                199,240            6,292
   Wyndham Worldwide*                                   11,700              424
   Wynn Resorts*                                        20,000            1,794
   Yum! Brands                                         226,708            7,418
                                                                 ---------------
                                                                        491,368
                                                                 ---------------
CONSUMER STAPLES -- 11.3%

   Alberto-Culver*                                       9,300              221
   Altria Group                                        248,788           17,450
   Anheuser-Busch                                       68,552            3,576
   Archer-Daniels-Midland                               25,900              857
   Avon Products                                        40,800            1,499
   Bare Escentuals*                                      4,700              160
   Campbell Soup                                        69,301            2,690
   Church & Dwight                                      31,000            1,502
   Clorox                                               11,600              720
   Coca- Cola                                          620,617           32,464
   Colgate- Palmolive                                  197,367           12,799
   ConAgra Foods                                        99,400            2,670
   Costco Wholesale (B)                                281,300           16,462
   CVS                                                 400,801           14,609
   Energizer Holdings (B)*                              33,600            3,347
   Estee Lauder, Cl A                                   18,000              819
   General Mills                                        60,000            3,505


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Hansen Natural*                                       6,600   $          284
   Herbalife*                                           17,100              678
   Hershey                                                 600               30
   HJ Heinz                                             79,300            3,764
   Kellogg                                              30,981            1,604
   Kimberly-Clark                                       99,202            6,636
   Kraft Foods, Cl A                                   218,130            7,689
   Kroger                                               88,800            2,498
   Loews - Carolina                                      6,400              495
   McCormick                                            57,900            2,211
   NBTY*                                                 4,600              199
   Pepsi Bottling Group                                 47,853            1,612
   PepsiCo                                             812,794           52,710
   Procter & Gamble                                  1,338,165           81,882
   Reynolds American                                    31,500            2,054
   SYSCO                                                46,400            1,531
   UST                                                  70,200            3,770
   Wal-Mart Stores                                   1,264,501           60,835
   Walgreen (B)                                        972,253           42,332
   WM Wrigley Jr.                                      197,594           10,929
                                                                 ---------------
                                                                        399,093
                                                                 ---------------
ENERGY -- 7.0%
   Baker Hughes                                        572,081           48,129
   Cabot Oil & Gas                                      11,000              406
   Cameron International*                               39,526            2,825
   Chesapeake Energy (B)                               151,300            5,235
   Chevron                                              28,422            2,394
   Cimarex Energy                                        3,800              150
   Devon Energy                                        182,900           14,319
   Dresser-Rand Group*                                  34,000            1,343
   Exxon Mobil                                          95,100            7,977
   FMC Technologies*                                    63,000            4,991
   Frontier Oil                                          3,400              149
   Frontline*                                            4,600              211
   Global Industries*                                   14,900              400
   GlobalSantaFe                                        21,300            1,539
   Grant Prideco (B)*                                    4,900              264
   Halliburton (B)                                     725,400           25,026
   Holly                                                30,700            2,278
   Nabors Industries*                                   21,200              708
   National Oilwell Varco*                               9,500              990
   Noble                                                67,600            6,592
   Noble Energy                                          2,500              156
   Oceaneering International*                           16,200              853
   Quicksilver Resources*                                8,000              357
   Range Resources                                      17,500              655
   Schlumberger                                        653,682           55,524
   Smith International                                   2,600              152
   Southwestern Energy*                                 28,500            1,268
   Suncor Energy*                                      318,510           28,640
   Sunoco                                               46,800            3,729
   Superior Energy Services*                             6,200              248
   Tesoro                                               15,000              857
   Tidewater                                             2,300              163
   Transocean*                                          32,800            3,476
   Valero Energy                                        83,400            6,160
   Weatherford International*                          268,580           14,836
   Williams                                             42,100            1,331
   XTO Energy                                           15,709              944
                                                                 ---------------
                                                                        245,275
                                                                 ---------------
FINANCIALS -- 9.2%
   A.G. Edwards                                          6,000              507
   Affiliated Managers Group*                            1,370              176
   Aflac                                                 7,234              372

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   AMBAC Financial Group                                 1,000   $           87
   American Express                                    579,126           35,431
   American International Group                        216,403           15,155
   Arthur J. Gallagher                                  12,300              343
   Bank of America                                       3,600              176
   Bear Stearns                                         12,300            1,722
   BlackRock                                             2,205              345
   CapitalSource+                                       17,400              428
   CB Richard Ellis Group, Cl A*                        57,374            2,094
   Cbot Holdings, Cl A*                                 10,500            2,169
   Charles Schwab                                      925,488           18,991
   Chicago Mercantile Exchange Holdings, Cl A           80,287           42,902
   Duke Realty+                                          8,400              300
   Eaton Vance                                          45,500            2,010
   Essex Property Trust+                                 6,200              721
   Federal Realty Investment Trust+                     11,394              880
   Federated Investors, Cl B                             4,500              172
   First Cash Financial Services*                       32,300              757
   First Marblehead                                     27,250            1,053
   Forest City Enterprises, Cl A                        50,604            3,111
   Franklin Resources                                   44,812            5,936
   Freddie Mac                                         422,910           25,671
   General Growth Properties+                           45,400            2,404
   Goldman Sachs Group                                  66,696           14,456
   Hudson City Bancorp                                  76,700              937
   IntercontinentalExchange (B)*                       354,900           52,472
   Janus Capital Group (B)                             155,800            4,337
   Jones Lang LaSalle                                   27,300            3,099
   Lazard, Cl A                                          4,400              198
   Legg Mason (B)                                      146,880           14,450
   Lehman Brothers Holdings                             60,600            4,516
   Macerich+                                            12,200            1,005
   Mellon Financial                                     19,400              854
   Merrill Lynch                                       168,600           14,092
   Moody's (B)                                         125,608            7,813
   Morgan Stanley                                      178,752           14,994
   Newcastle Investment+                                 5,200              130
   Northern Trust                                       23,218            1,492
   Nuveen Investments, Cl A                             16,900            1,050
   NYSE Euronext*                                        6,300              464
   People's United Financial                           101,990            1,808
   Philadelphia Consolidated Holding*                   29,900            1,250
   Principal Financial Group                             2,600              152
   Prologis+                                            19,000            1,081
   Prudential Financial                                  6,600              642
   Public Storage+                                       6,953              534
   Simon Property Group+                                11,800            1,098
   SLM                                                   1,018               59
   St. Joe                                               3,400              158
   State Street                                         18,950            1,296
   SunTrust Banks                                      115,210            9,878
   Synovus Financial                                    24,700              758
   T. Rowe Price Group                                  26,124            1,356
   Taubman Centers+                                     18,700              928
   Transatlantic Holdings                                2,700              192
   UDR+                                                 34,900              918
   Ventas+                                              47,700            1,729
   Weingarten Realty Investors+                         13,700              563
   XL Capital, Cl A                                      8,400              708
                                                                 ---------------
                                                                        325,380
                                                                 ---------------
HEALTH CARE -- 16.1%
   Abbott Laboratories                                 502,016           26,883
   Aetna                                               126,100            6,229
   Allergan                                          1,044,558           60,208
   AmerisourceBergen                                     1,200               59


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Amgen (B)*                                          373,633   $       20,658
   Applera -- Applied Biosystems Group                  80,100            2,446
   Bausch & Lomb*                                        5,300              368
   Baxter International                                254,742           14,352
   Beckman Coulter                                       4,300              278
   Becton Dickinson                                    109,225            8,137
   Biogen Idec*                                         78,390            4,194
   Biomet                                               32,100            1,468
   Bristol-Myers Squibb                                 31,900            1,007
   C.R. Bard                                            12,000              992
   Cardinal Health                                      56,388            3,983
   Celgene (B)*                                        326,624           18,725
   Cephalon*                                             4,600              370
   Cerner (B)*                                          61,800            3,428
   Charles River Laboratories
     International*                                     74,400            3,841
   Cigna                                                54,221            2,831
   Cooper                                                2,600              139
   Covance*                                             36,456            2,499
   Cytyc*                                               29,200            1,259
   Dade Behring Holdings                                 8,900              473
   Dentsply International                                6,800              260
   Edwards Lifesciences*                                 5,000              247
   Eli Lilly                                           132,390            7,398
   Express Scripts (B)*                                 40,680            2,034
   Forest Laboratories*                                 55,829            2,549
   Genentech*                                          701,298           53,060
   Genzyme*                                             61,600            3,967
   Gilead Sciences (B)*                                340,568           13,204
   Haemonetics*                                         15,200              800
   Health Net*                                          62,500            3,300
   Henry Schein*                                         3,866              207
   Hillenbrand Industries                               15,200              988
   HLTH (B)*                                           130,800            1,833
   Hospira*                                              2,358               92
   Humana*                                              44,572            2,715
   ICU Medical*                                          4,800              206
   Idexx Laboratories*                                   4,294              406
   IMS Health                                            4,400              141
   Intuitive Surgical*                                   1,100              153
   Invitrogen*                                          42,900            3,164
   Johnson & Johnson                                   402,322           24,791
   Kinetic Concepts*                                    31,700            1,647
   Laboratory of America Holdings (B)*                  67,204            5,259
   Manor Care                                           29,153            1,903
   McKesson                                             25,612            1,528
   Medco Health Solutions*                              47,991            3,743
   Medtronic                                           403,380           20,919
   Merck                                               895,303           44,586
   Millennium Pharmaceuticals*                          63,900              675
   Mylan Laboratories                                   26,900              489
   PDL BioPharma*                                       21,700              506
   PerkinElmer                                          14,000              365
   Pfizer                                               47,100            1,204
   Resmed*                                               5,190              214
   Respironics*                                         15,700              669
   Schering-Plough                                     110,091            3,351
   Sepracor*                                             2,900              119
   St. Jude Medical*                                   495,950           20,577
   Stryker (B)*                                        299,900           18,921
   Thermo Fisher Scientific (B)*                       349,350           18,068
   Triad Hospitals*                                      5,900              317
   UnitedHealth Group                                1,031,620           52,757
   Universal Health Services, Cl B                       2,700              166
   VCA Antech*                                          42,520            1,603
   Vertex Pharmaceuticals*                               3,400               97
   Warner Chilcott, Cl A*                                7,500              136

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Waters*                                              50,549   $        3,001
   Watson Pharmaceuticals*                               7,400              241
   WellCare Health Plans*                               22,500            2,036
   WellPoint*                                           86,533            6,908
   Wyeth                                               287,408           16,480
   Zimmer Holdings*                                    395,000           33,532
                                                                 ---------------
                                                                        568,359
                                                                 ---------------
INDUSTRIALS -- 8.4%
   3M                                                   38,926            3,378
   Acuity Brands                                        23,600            1,423
   AGCO*                                                 4,200              182
   Aircastle                                             2,100               84
   American Standard                                    15,100              891
   AMR*                                                 13,747              362
   Armor Holdings*                                       3,500              304
   Avery Dennison                                       37,500            2,493
   BE Aerospace*                                         7,900              326
   Boeing                                              116,916           11,243
   Brink's                                              18,000            1,114
   Burlington Northern Santa Fe                            900               77
   C.H. Robinson Worldwide                              17,066              896
   Caterpillar                                         188,900           14,791
   Ceradyne (B)*                                        14,000            1,036
   ChoicePoint*                                         13,200              560
   Con-way                                              25,209            1,267
   Continental Airlines, Cl B*                          45,800            1,551
   Cooper Industries, Cl A                               4,900              280
   Copart*                                              10,400              318
   Corrections of America*                              27,250            1,720
   Covanta Holding*                                     52,300            1,289
   CSX                                                  15,000              676
   Cummins                                              23,500            2,378
   Danaher                                              10,800              815
   Deere                                                 1,200              145
   Delta Air Lines*                                     21,700              428
   Dover                                                63,700            3,258
   Dun & Bradstreet                                     11,500            1,184
   Eaton                                                 4,100              381
   Emerson Electric                                    474,808           22,221
   Equifax                                               6,285              279
   Expeditors International
     Washington (B)                                    657,200           27,142
   FedEx                                                50,100            5,560
   First Solar*                                          2,900              259
   Fluor                                                37,400            4,165
   Foster Wheeler*                                       7,900              845
   Gardner Denver*                                      70,300            2,991
   General Cable*                                        4,700              356
   General Dynamics                                      5,200              407
   General Electric                                    976,944           37,397
   Goodrich                                              5,500              328
   HNI                                                   4,400              180
   Honeywell International                              36,000            2,026
   Illinois Tool Works                                  22,800            1,236
   Ingersoll-Rand, Cl A                                 14,279              783
   ITT                                                  36,900            2,520
   Kansas City Southern*                                15,200              571
   Kennametal                                            2,100              172
   L-3 Communications Holdings                          24,100            2,347
   Landstar System                                       9,100              439
   Lincoln Electric Holdings                             4,700              349
   Lockheed Martin                                     116,515           10,968
   Manitowoc                                            23,700            1,905
   Manpower                                             32,500            2,998
   McDermott International*                             11,000              914
   MSC Industrial Direct, Cl A                          74,000            4,070


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Norfolk Southern                                      1,900   $          100
   Northrop Grumman                                     59,748            4,653
   Northwest Airlines*                                  16,100              357
   Paccar                                               37,700            3,281
   Pall                                                 14,300              658
   Parker Hannifin                                      51,400            5,033
   Pitney Bowes                                         43,149            2,020
   Precision Castparts                                  29,421            3,571
   Quanta Services (B)*                                111,900            3,432
   Raytheon                                             65,300            3,519
   Robert Half International                             1,100               40
   Rockwell Automation                                  62,800            4,361
   Rockwell Collins                                      8,747              618
   Roper Industries                                      9,950              568
   Shaw Group*                                           8,500              394
   Southwest Airlines                                    7,800              116
   Stericycle*                                         124,290            5,526
   Terex*                                               26,900            2,187
   Thomas & Betts*                                      26,700            1,549
   Trinity Industries (B)                               55,700            2,425
   UAL*                                                  5,700              231
   Union Pacific                                         1,000              115
   United Parcel Service, Cl B                         570,875           41,674
   United Technologies                                 231,510           16,421
   UTI Worldwide                                        10,200              273
   Waste Management                                     89,100            3,479
   WW Grainger                                          11,600            1,079
                                                                 ---------------
                                                                        295,958
                                                                 ---------------
INFORMATION TECHNOLOGY -- 27.4%
   Accenture, Cl A                                      54,900            2,355
   Activision*                                          93,800            1,751
   Adobe Systems*                                       48,726            1,956
   Agilent Technologies*                               164,505            6,324
   Akamai Technologies*                                 83,404            4,057
   Alliance Data Systems*                               31,700            2,450
   Altera*                                             221,300            4,897
   Amdocs*                                              16,300              649
   Amphenol, Cl A                                       41,422            1,477
   Analog Devices                                       12,600              474
   Apple*                                              250,609           30,584
   Applied Materials                                    15,905              316
   aQuantive*                                            7,200              459
   Autodesk*                                             8,800              414
   Automatic Data Processing                            16,550              802
   Avaya*                                               16,200              273
   Avnet*                                               42,900            1,701
   BEA Systems*                                         42,300              579
   BMC Software*                                       172,832            5,237
   Broadridge Financial Solutions*                       7,337              140
   CA                                                   12,000              310
   Cadence Design Systems (B)*                         230,811            5,069
   CDW                                                  10,500              892
   Ceridian*                                            25,708              900
   Cisco Systems*                                    1,876,376           52,257
   Cognizant Technology Solutions, Cl A*                37,301            2,801
   CommScope*                                            5,900              344
   Compuware*                                           27,200              323
   Cypress Semiconductor*                                6,600              154
   Dell*                                                86,946            2,482
   Diebold                                              17,300              903
   DST Systems*                                         39,400            3,121
   eBay*                                             1,449,400           46,642
   Electronic Arts*                                    429,920           20,344
   Electronic Data Systems                              57,300            1,589
   EMC*                                                494,100            8,943

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   F5 Networks*                                          7,500   $          604
   Factset Research Systems                             43,700            2,987
   Fidelity National Information Services               10,000              543
   First Data                                           31,084            1,015
   Fiserv*                                             120,174            6,826
   Google, Cl A*                                       212,211          111,067
   Harris                                               27,527            1,502
   Hewitt Associates, Cl A*                              5,800              186
   Hewlett-Packard                                     756,800           33,768
   Integrated Device Technology*                         6,200               95
   Intel                                               933,787           22,187
   International Business Machines (B)                 239,139           25,169
   International Rectifier*                             51,300            1,911
   Intevac*                                             16,500              351
   Intuit*                                           1,261,824           37,956
   Iron Mountain*                                       44,512            1,163
   Juniper Networks*                                    51,900            1,306
   Kla-Tencor (B)                                      104,800            5,759
   Lam Research (B)*                                   107,390            5,520
   Lexmark International, Cl A*                         55,807            2,752
   Linear Technology (B)                               381,620           13,807
   LSI Logic*                                           57,823              434
   Marvell Technology Group*                            39,800              725
   Mastercard, Cl A                                     14,500            2,405
   McAfee*                                              65,100            2,292
   MEMC Electronic Materials*                           27,659            1,690
   Mettler Toledo International*                        20,000            1,910
   Microsoft                                         2,356,588           69,449
   MicroStrategy, Cl A*                                 15,720            1,485
   Molex                                                 5,000              150
   MPS Group*                                           10,200              136
   NCR*                                                  7,500              394
   Network Appliance*                                  110,700            3,232
   Novellus Systems*                                    34,100              967
   Nvidia*                                              96,318            3,979
   Oracle*                                             780,865           15,391
   Paychex (B)                                       1,118,868           43,770
   PMC - Sierra (B)*                                   166,500            1,287
   QLogic*                                              16,100              268
   Qualcomm                                          2,287,258           99,244
   Rambus*                                              14,800              266
   Red Hat*                                              2,703               60
   Research In Motion*                                 377,890           75,574
   Salesforce.com*                                      39,100            1,676
   SanDisk (B)*                                        570,000           27,896
   Seagate Technology                                1,447,200           31,506
   Silicon Laboratories (B)*                            47,000            1,627
   Symantec*                                           248,100            5,012
   Synopsys*                                            57,236            1,513
   Teradyne*                                           119,100            2,094
   Texas Instruments                                   215,315            8,102
   Trimble Navigation*                                  17,000              547
   Varian Semiconductor Equipment
     Associates*                                        34,850            1,396
   VeriFone Holdings*                                    5,800              204
   VeriSign*                                            12,300              390
   Western Union*                                    2,019,774           42,072
   Xerox*                                               10,700              198
   Xilinx (B)                                          121,200            3,245
   Yahoo! (B)*                                         728,200           19,756
                                                                 ---------------
                                                                        962,785
                                                                 ---------------
MATERIALS -- 2.4%
   Air Products & Chemicals                             20,900            1,680
   AK Steel Holding*                                    15,200              568
   Albemarle                                             9,500              366
   Alcoa                                               101,000            4,094


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny Technologies                               31,300   $        3,283
   Ball                                                 17,900              952
   Cabot                                                18,800              896
   Celanese, Ser A                                      26,500            1,028
   Chaparral Steel                                       5,200              374
   Cleveland-Cliffs                                      5,600              435
   Crown Holdings*                                      65,300            1,631
   Domtar*                                              61,300              684
   E.I. Du Pont de Nemours                              31,300            1,591
   Eagle Materials                                      90,670            4,447
   Ecolab                                               45,400            1,939
   Florida Rock Industries                               9,600              648
   Freeport-McMoRan Copper & Gold, Cl B                  5,400              447
   International Flavors & Fragrances                   42,700            2,226
   Lubrizol                                              2,500              161
   Martin Marietta Materials                             2,000              324
   Monsanto                                             69,814            4,715
   Mosaic*                                               9,800              382
   Nalco Holding                                        40,900            1,123
   Nucor                                                 6,000              352
   Owens-Illinois                                       67,900            2,376
   Packaging of America                                  6,100              154
   Pactiv*                                              99,800            3,183
   PPG Industries                                        6,100              464
   Praxair                                             475,883           34,259
   RPM International                                    10,800              250
   Scotts Miracle-Gro, Cl A                             13,500              580
   Sealed Air                                           11,800              366
   Sigma-Aldrich                                        26,700            1,139
   Titanium Metals*                                      7,800              249
   Vulcan Materials                                     50,300            5,761
                                                                 ---------------
                                                                         83,127
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.2%
   American Tower, Cl A*                               415,518           17,452
   Citizens Communications                              87,000            1,328
   Crown Castle International (B)*                     972,692           35,280
   Leap Wireless International*                         14,200            1,200
   MetroPCS Communications*                              5,000              165
   NII Holdings*                                         3,670              296
   SBA Communications, Cl A*                             9,000              302
   Sprint Nextel                                       813,650           16,851
   Telephone & Data Systems                             43,700            2,734
   Windstream                                           25,400              375
                                                                 ---------------
                                                                         75,983
                                                                 ---------------
UTILITIES -- 0.7%
   AES*                                                 49,960            1,093
   Allegheny Energy*                                    46,600            2,411
   Centerpoint Energy                                   30,000              522
   Constellation Energy Group                           21,000            1,831
   Equitable Resources                                  70,200            3,479
   Exelon                                               59,700            4,334
   Mirant*                                              18,900              806
   NRG Energy (B)*                                     178,300            7,412
   PPL                                                  26,400            1,235
   Questar                                              19,400            1,026
   TXU                                                  23,670            1,593
                                                                 ---------------
                                                                         25,742
                                                                 ---------------
Total Common Stock
   (Cost $2,779,373) ($ Thousands)                                    3,473,070
                                                                 ---------------

--------------------------------------------------------------------------------
                                                 Face Amount($
                                                  Thousands)/     Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C)(E) -- 1.7%

FINANCIALS -- 1.7%
   American General Finance (F)
      5.370%, 07/16/07                           $       4,901   $        4,901
   Bear Stearns EXL
      5.380%, 07/16/07                                   9,692            9,692
   Countrywide Financial MTN, Ser A
      5.437%, 08/06/07                                   8,168            8,168
   Jackson National Life Funding (F)
      5.320%, 07/02/07                                  11,979           11,979
   Morgan Stanley EXL
      5.400%, 07/05/07                                   1,906            1,906
   Nationwide Building Society (F)
      5.370%, 07/09/07                                   5,445            5,445
   Northern Rock PLC (F)
      5.380%, 07/03/07                                   5,608            5,608
   Premium Asset Trust,
      Ser 2004-10 (F)
      5.380%, 07/16/07                                   7,623            7,623
   SLM EXL
      5.330%, 07/16/07                                   5,990            5,990
                                                                 ---------------
Total Corporate Obligations
   (Cost $61,312) ($ Thousands)                                          61,312
                                                                 ---------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.1%

MORTGAGE RELATED SECURITIES -- 0.1%
   Duke Funding, Ser 2004-6B,
      Cl A1S1
      5.420%, 07/09/07                                   4,084            4,084
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $4,084) ($ Thousands)                                            4,084
                                                                 ---------------
CASH EQUIVALENTS** -- 8.5%
   Merrill Lynch EBP Master, 5.150%                  7,670,645            7,671
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      5.190%  ++                                    36,798,635           36,799
   SEI Liquidity Fund LP, 5.500% ++ (C)            255,921,352          255,921
                                                                 ---------------
Total Cash Equivalents
   (Cost $300,391) ($ Thousands)                                        300,391
                                                                 ---------------

MASTER NOTE (C)(D) -- 0.2%
   Bear Stearns
      5.495%, 07/02/07                                   5,445            5,445
                                                                 ---------------
Total Master Note
   (Cost $5,445) ($ Thousands)                                            5,445
                                                                 ---------------

U.S. TREASURY OBLIGATION (A)(D) -- 0.1%
   U.S. Treasury Bill
      4.813%, 08/23/07                                   3,240            3,218
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $3,217) ($ Thousands)                                            3,218
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Growth Fund
June 30, 2007

                                                 Face Amount($    Market Value
Description                                        Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (G) -- 0.7%
Barclays, 5.330%, dated 06/29/07, to be
   repurchased on 07/02/07, repurchase
   price $3,098,485 (collateralized by a
   U.S. Government Obligation, par value
   $3,148,965, 3.625%, 02/15/08; with total
   market value $3,158,999)                      $       3,097   $        3,097
Lehman Brothers, 5.370%, dated 06/29/07,
   to be repurchased on 07/02/07, repurchase
   price $21,790,287 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $2,147,834-$2,468,552,
   0.000%-6.500%, 12/17/17-06/15/22; with
   total market value $22,216,359)                      21,781           21,781
                                                                 ---------------
Total Repurchase Agreements
   (Cost $24,878) ($ Thousands)                                          24,878
                                                                 ---------------

Total Investments -- 110.0%
  (Cost $3,178,700) ($ Thousands) #                              $    3,872,398
                                                                 ===============

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                     Unrealized
Type of                              Number of       Expiration    Depreciation
Contract                             Contracts             Date   ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Composite Index                     69   September 2007            $(62)
                                                                           =====

Percentages are based on Net Assets of $3,518,931 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $342,923 ($Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $351,640
($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Tri-Party Repurchase Agreement.

(H) This security is traded on a foreign stock exchange. The total value of such securities as of June 30, 2007 was $263 ($ Thousands) and represented 0.00% of Net Assets.

Cl -- Class
EXL -- Extendable Maturity
LP -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series

# At June 30, 2007, the tax basis cost of the Fund's investments was $3,178,700 ($ Thousands), and the unrealized appreciation and depreciation were $721,348 ($ Thousands) and $(27,650) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.9%

CONSUMER DISCRETIONARY -- 10.6%
   1-800-flowers.com, Cl A*                              8,300   $           78
   Abercrombie & Fitch, Cl A                             4,600              336
   Aeropostale*                                         31,300            1,305
   Amazon.com (B)*                                       5,100              349
   American Eagle Outfitters                             6,300              162
   American Greetings, Cl A (B)                          2,500               71
   AnnTaylor Stores*                                    16,900              599
   Apollo Group, Cl A (B)*                              57,025            3,332
   Asbury Automotive Group                              15,900              397
   Autoliv                                              63,500            3,611
   Autonation*                                          18,800              422
   Autozone*                                             3,200              437
   Barnes & Noble                                       21,250              817
   Bed Bath & Beyond (B)*                                5,700              205
   Best Buy                                             15,375              718
   Big Lots (B)*                                        30,600              900
   BorgWarner (B)                                        9,900              852
   Brinker International                                 4,650              136
   Brunswick                                             2,700               88
   Cablevision Systems, Cl A                             9,900              358
   Carmax*                                               4,080              104
   Cavco Industries*                                       130                5
   CBRL Group (B)                                        5,000              212
   CBS, Cl B                                           161,869            5,393
   CEC Entertainment*                                    3,000              106
   Centex                                               19,100              766
   Cheesecake Factory (B)*                               1,125               28
   Chico's FAS*                                          1,400               34
   Citadel Broadcasting (B)                             10,337               67
   Clear Channel Communications                          1,400               53
   Clear Channel Outdoor Holdings,
     Cl A*                                               9,900              281
   Coach*                                               48,500            2,298
   Comcast, Cl A (B)*                                  260,861            7,335
   Comcast, Special Cl A*                                7,050              197
   CROCS (B)*                                            2,500              108
   DaimlerChrysler*                                      7,500              690
   Darden Restaurants                                   17,600              774
   DeVry                                                 1,021               35
   Dick's Sporting Goods (B)*                           14,600              849
   Dillard's, Cl A                                      26,000              934
   DIRECTV Group*                                      134,865            3,117
   Discovery Holding, Cl A*                              4,780              110
   Dollar Tree Stores (B)*                              68,800            2,996
   Dow Jones                                               203               12
   DR Horton                                             5,650              113
   DreamWorks Animation SKG, Cl A*                       8,200              236
   Eastman Kodak (B)                                    58,500            1,628
   EchoStar Communications, Cl A*                       40,350            1,750
   Ethan Allen Interiors (B)                            30,500            1,045
   Expedia*                                              1,535               45
   Foot Locker                                           5,350              117
   Ford Motor (B)                                       97,700              920
   Fortune Brands (B)                                  110,702            9,119
   GameStop, Cl A*                                       3,622              142
   Gannett                                              39,200            2,154
   Gap                                                  12,950              247
   General Motors (B)                                   80,500            3,043
   Gentex                                               57,900            1,140
   Genuine Parts                                         4,950              246
   Getty Images*                                           600               29
   Goodyear Tire & Rubber*                              55,150            1,917
   Gymboree (B)*                                        23,900              942
   H&R Block                                             6,800              159

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Harley-Davidson (B)                                  12,500   $          745
   Harrah's Entertainment                                3,403              290
   Hasbro                                              141,000            4,429
   Hearst-Argyle Television                                700               17
   Hilton Hotels                                         8,250              276
   Home Depot                                          325,900           12,824
   IAC/InterActive (B)*                                  6,192              214
   Idearc*                                              19,099              675
   International Game Technology                       396,200           15,729
   International Speedway, Cl A                          1,200               63
   Interpublic Group (B)*                                3,050               35
   ITT Educational Services*                             1,200              141
   J Crew Group*                                         3,000              162
   J.C. Penney                                          48,600            3,518
   Jack in the Box*                                      6,500              461
   Jackson Hewitt Tax Service                           26,900              756
   Johnson Controls                                      4,600              533
   Jones Apparel Group                                  25,550              722
   KB Home                                              26,750            1,053
   Kellwood                                             12,800              360
   Kohl's*                                              61,600            4,375
   Lamar Advertising, Cl A                              66,679            4,185
   Las Vegas Sands (B)*                                  1,850              141
   Leggett & Platt (B)                                  64,050            1,412
   Lennar, Cl A                                          2,600               95
   Lennar, Cl B                                            260                9
   Liberty Global, Cl A*                                17,970              737
   Liberty Global, Ser C*                                2,201               86
   Liberty Media Holding-Capital, Ser A*                 2,390              281
   Liberty Media Holding-Interactive,
     Cl A*                                              11,950              267
   Limited Brands (B)                                    9,450              259
   Live Nation*                                            568               13
   Liz Claiborne                                         1,700               63
   Lowe's                                              305,474            9,375
   Macy's                                              134,322            5,343
   Magna International, Cl A*                           20,000            1,820
   Marriott International, Cl A                         11,600              502
   Marvel Entertainment*                                 1,400               36
   Mattel                                              132,700            3,356
   McDonald's                                          366,562           18,607
   McGraw-Hill                                         299,021           20,357
   MDC Holdings                                          1,150               56
   MGM Mirage*                                         204,000           16,826
   Midas*                                               11,700              265
   Mohawk Industries*                                    1,900              191
   News, Cl A                                           33,394              708
   Nike, Cl B                                          103,000            6,004
   Nordstrom                                             9,800              501
   NVR (B)*                                              4,200            2,855
   O'Reilly Automotive*                                  1,800               66
   Office Depot*                                        18,100              548
   OfficeMax                                               600               24
   Omnicom Group                                        24,000            1,270
   PetSmart                                              2,400               78
   Phillips-Van Heusen                                     900               54
   Pulte Homes (B)                                      27,600              620
   RadioShack                                           18,300              606
   Regal Entertainment Group, Cl A (B)                   3,550               78
   Ross Stores                                           5,200              160
   Ruby Tuesday                                          1,300               34
   Saks (B)                                             44,300              946
   Sears Holdings*                                       2,690              456
   ServiceMaster                                         7,200              111
   Shaw Communications, Cl B*                           42,300            1,778
   Sherwin-Williams                                     21,600            1,436
   Snap-On                                               3,900              197


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Stanley Works (B)                                    12,600   $          765
   Staples                                             695,050           16,494
   Starbucks*                                          168,530            4,422
   Starwood Hotels & Resorts
     Worldwide                                          13,150              882
   Steven Madden*                                        1,000               33
   Target                                               89,910            5,718
   Tempur-Pedic International (B)                        7,100              184
   Tiffany (B)                                           1,300               69
   Time Warner                                         769,319           16,186
   TJX                                                  24,000              660
   Toll Brothers*                                        3,000               75
   TravelCenters of America LLC*                            90                4
   Tribune                                              28,946              851
   TRW Automotive Holdings*                             10,700              394
   Under Armour, Cl A (B)*                              12,800              584
   Universal Technical Institute*                       17,100              434
   Urban Outfitters*                                     1,650               40
   VF                                                   15,900            1,456
   Viacom, Cl B*                                       152,314            6,341
   Virgin Media                                          2,150               52
   Walt Disney                                         134,600            4,595
   Washington Post, Cl B                                   100               78
   Weight Watchers International (B)                   240,000           12,202
   Wendy's International                                18,600              684
   Westfield Financial                                  15,550            1,373
   Whirlpool (B)                                        20,000            2,224
   Williams-Sonoma (B)                                 105,390            3,328
   Wyndham Worldwide*                                   11,330              411
   Wynn Resorts (B)*                                     1,600              143
   Yum! Brands                                          73,600            2,408
                                                                 ---------------
                                                                        299,949
                                                                 ---------------
CONSUMER STAPLES -- 8.8%
   Altria Group                                        224,650           15,757
   Anheuser-Busch                                       16,100              840
   Archer-Daniels-Midland                               10,257              339
   Avon Products                                        11,200              412
   BJ's Wholesale Club*                                  9,000              324
   Brown-Forman, Cl B                                    1,200               88
   Bunge (B)                                             9,500              803
   Campbell Soup                                         7,500              291
   Clorox                                                3,950              245
   Coca-Cola                                           309,800           16,206
   Coca-Cola Enterprises (B)                           109,250            2,622
   Colgate-Palmolive                                    58,902            3,820
   ConAgra Foods                                       240,100            6,449
   Constellation Brands, Cl A*                           3,000               73
   Costco Wholesale (B)                                138,069            8,080
   CVS                                                 230,015            8,384
   Dean Foods                                           18,110              577
   Del Monte Foods                                     121,900            1,482
   Energizer Holdings (B)*                              27,900            2,779
   General Mills                                        53,500            3,125
   Hershey                                               3,600              182
   HJ Heinz                                              3,450              164
   Hormel Foods                                          4,000              149
   Kellogg                                              12,500              647
   Kimberly-Clark                                       99,200            6,635
   Kraft Foods, Cl A                                   287,750           10,143
   Kroger                                              210,700            5,927
   Loews - Carolina                                      5,300              410
   McCormick                                             8,500              324
   Molson Coors Brewing, Cl B                           10,900            1,008
   Nu Skin Enterprises, Cl A                            12,500              206
   Pepsi Bottling Group                                 46,100            1,553
   PepsiAmericas                                        38,200              938
   PepsiCo                                             358,377           23,241

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Procter & Gamble                                    932,776   $       57,077
   Reynolds American (B)                               117,200            7,641
   Safeway (B)                                         147,334            5,014
   Sanderson Farms (B)                                   2,600              117
   Sara Lee                                             60,900            1,060
   Smithfield Foods*                                     2,700               83
   Supervalu                                            47,850            2,216
   SYSCO                                                13,450              444
   TreeHouse Foods*                                        282                7
   Tyson Foods, Cl A                                    26,372              608
   UST (B)                                              13,100              704
   Wal-Mart Stores                                     496,888           23,905
   Walgreen (B)                                        467,150           20,340
   Whole Foods Market (B)                                2,500               96
   WM Wrigley Jr.                                       98,007            5,421
                                                                 ---------------
                                                                        248,956
                                                                 ---------------
ENERGY -- 10.8%
   Anadarko Petroleum                                   63,500            3,301
   Apache                                               26,571            2,168
   Arch Coal                                             2,300               80
   Baker Hughes                                        282,117           23,735
   BJ Services                                           3,100               88
   Cabot Oil & Gas                                       1,000               37
   Cameron International*                                1,250               89
   Chesapeake Energy (B)                                47,700            1,650
   Chevron                                             481,162           40,533
   Cimarex Energy                                       33,385            1,316
   ConocoPhillips                                      282,888           22,207
   Consol Energy                                         2,800              129
   Cross Timbers Royalty Trust*                             53                2
   Devon Energy                                        147,290           11,531
   Dresser-Rand Group*                                  21,850              863
   El Paso                                              30,300              522
   ENSCO International                                   6,000              366
   EOG Resources                                         2,900              212
   Exxon Mobil                                       1,000,382           83,912
   FMC Technologies*                                    14,700            1,165
   Forest Oil (B)*                                       2,300               97
   Foundation Coal Holdings                              2,050               83
   Global Industries*                                    4,500              121
   GlobalSantaFe                                         2,500              181
   Grant Prideco (B)*                                    9,100              490
   Halliburton (B)                                     307,716           10,616
   Helix Energy Solutions Group*                         3,950              158
   Helmerich & Payne                                     4,300              152
   Hess                                                 33,750            1,990
   Holly (B)                                            30,600            2,270
   Hornbeck Offshore Services*                          28,300            1,097
   Marathon Oil                                        256,374           15,372
   Mariner Energy*                                         931               23
   Massey Energy                                         2,100               56
   Murphy Oil                                            7,800              464
   Nabors Industries*                                    4,300              144
   National Oilwell Varco*                              10,430            1,087
   Newfield Exploration*                                 5,100              232
   Noble                                                 9,400              917
   Noble Energy                                         25,450            1,588
   Occidental Petroleum                                137,500            7,959
   Patterson-UTI Energy                                 14,000              367
   Peabody Energy (B)                                    4,400              213
   Petro-Canada*                                        27,000            1,435
   Pioneer Natural Resources                             9,900              482
   Plains Exploration & Production*                      2,250              108
   Pogo Producing (B)                                    3,450              175
   Pride International*                                  1,050               39
   Rowan                                                 5,600              229


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Schlumberger (B)                                    261,166   $       22,183
   Smith International (B)                               7,200              422
   Spectra Energy*                                      10,922              284
   Suncor Energy*                                      165,284           14,862
   Sunoco                                               73,300            5,841
   Superior Energy Services*                             1,200               48
   Teekay Shipping                                         900               52
   Tesoro                                                1,600               91
   Tetra Technologies*                                   4,700              133
   Tidewater                                               950               67
   Transocean*                                          10,500            1,113
   Unit*                                                10,750              676
   Valero Energy                                        85,494            6,315
   Weatherford International*                          128,960            7,124
   Williams                                             10,500              332
   XTO Energy                                           23,776            1,429
                                                                 ---------------
                                                                        303,023
                                                                 ---------------
FINANCIALS -- 21.2%
   21st Century Insurance Group                          4,500               98
   ACA Capital Holdings*                                 6,100               73
   ACE                                                  24,500            1,532
   Affiliated Managers Group (B)*                        1,350              174
   Aflac                                                 9,650              496
   Alleghany*                                              100               41
   Allstate                                            188,500           11,595
   AMB Property+                                         1,700               90
   AMBAC Financial Group                                 3,900              340
   American Express                                    291,309           17,822
   American International Group                        408,451           28,604
   American National Insurance                             800              122
   AmeriCredit (B)*                                      2,850               76
   Ameriprise Financial                                 10,100              642
   Ameris Bancorp                                        1,200               27
   Annaly Capital Management+                            5,800               84
   AON (B)                                              79,550            3,390
   Archstone-Smith Trust+                                4,550              269
   Arthur J. Gallagher                                     950               26
   Assurant                                             43,100            2,539
   Astoria Financial                                    41,100            1,029
   AvalonBay Communities+                                  200               24
   Axis Capital Holdings                                86,950            3,535
   Bank of America                                     995,925           48,691
   Bank of Hawaii                                           50                3
   Bank of New York*                                    14,400              597
   BB&T                                                120,700            4,910
   Bear Stearns (B)                                     23,500            3,290
   Boston Properties+                                    1,600              163
   Brookfield Asset Management, Cl A*                   78,000            3,112
   Capital One Financial (B)                            17,901            1,404
   CapitalSource+ (B)                                    7,500              184
   CB Richard Ellis Group, Cl A*                         2,700               99
   Cbot Holdings, Cl A*                                    800              165
   Charles Schwab                                      484,993            9,952
   Chicago Mercantile Exchange
     Holdings, Cl A (B)                                 39,000           20,840
   Chubb                                               115,000            6,226
   Cincinnati Financial                                 40,752            1,769
   CIT Group                                            93,900            5,149
   Citigroup                                         1,033,662           53,017
   Comerica                                             92,100            5,477
   Commerce Bancorp                                        800               30
   Compass Bancshares                                    2,000              138
   Countrywide Financial                               161,798            5,881
   Credicorp                                             1,500               92
   Crescent Real Estate Equities+                        1,000               22
   Duke Realty+                                          5,550              198

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   E*Trade Financial*                                    4,800   $          106
   Equity Residential+                                   8,950              408
   Erie Indemnity, Cl A                                  3,500              189
   Everest Re Group                                     23,000            2,499
   Fannie Mae                                           97,890            6,395
   Federal Realty Investment Trust+                        300               23
   Fidelity National Financial, Cl A                    32,834              778
   Fifth Third Bancorp                                   5,600              223
   First American                                       18,300              906
   First Horizon National (B)                           25,400              991
   First Marblehead (B)                                  1,275               49
   FirstMerit                                            2,600               54
   Forest City Enterprises, Cl A (B)                       450               28
   Franklin Resources                                   25,200            3,338
   Freddie Mac                                         264,657           16,065
   General Growth Properties+                           12,400              657
   Genworth Financial, Cl A                             75,900            2,611
   Goldman Sachs Group                                  40,000            8,670
   Greater Bay Bancorp                                   1,850               52
   Hanover Insurance Group                              37,900            1,849
   Hartford Financial Services Group                    67,800            6,679
   HCC Insurance Holdings                                3,000              100
   Health Care+                                            650               26
   Highwoods Properties+                                 1,500               56
   Host Hotels & Resorts+ (B)                           16,732              387
   HRPT Properties Trust+                                7,250               75
   Huntington Bancshares                                73,550            1,673
   IndyMac Bancorp (B)                                  21,100              616
   IntercontinentalExchange*                           169,000           24,987
   Investment Technology Group*                          2,400              104
   iStar Financial+                                      4,600              204
   Janus Capital Group (B)                              69,800            1,943
   Jones Lang LaSalle                                   18,800            2,134
   JPMorgan Chase                                      764,620           37,046
   Keycorp (B)                                         227,400            7,807
   Kimco Realty+                                         1,600               61
   Legg Mason (B)                                       88,620            8,718
   Lehman Brothers Holdings                             90,638            6,754
   Liberty Property Trust+                               1,650               72
   Lincoln National                                     69,036            4,898
   Loews                                                71,600            3,650
   M&T Bank                                              1,750              187
   Macerich+                                             1,350              111
   Mack-Cali Realty+                                     2,400              104
   Manulife Financial                                    9,245              345
   Markel*                                                 100               48
   Marsh & McLennan                                      8,553              264
   Marshall & Ilsley                                     4,600              219
   MBIA (B)                                             65,400            4,069
   Mellon Financial                                     20,000              880
   Merrill Lynch (B)                                   294,300           24,598
   Metlife                                              34,900            2,250
   MGIC Investment (B)                                  28,500            1,621
   Moody's (B)                                          37,200            2,314
   Morgan Stanley                                      295,210           24,762
   NASDAQ Stock Market*                                  1,200               36
   National City (B)                                   248,900            8,293
   Nationwide Financial Services,
     Cl A                                               37,850            2,393
   New York Community Bancorp (B)                        2,237               38
   Newcastle Investment+                                 9,900              248
   Northern Trust                                        3,400              218
   Nuveen Investments, Cl A                              1,200               75
   Nymex Holdings                                          400               50
   NYSE Euronext*                                        3,000              221
   Old Republic International                           76,506            1,627
   Pacific Capital Bancorp                              11,000              297
   People's United Financial                             4,725               84


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Phoenix                                              15,400   $          231
   Piper Jaffray*                                          366               20
   Plum Creek Timber+                                    4,700              196
   PMI Group                                            71,700            3,203
   PNC Financial Services Group                         38,907            2,785
   Popular (B)                                          26,300              423
   Principal Financial Group                            86,800            5,060
   Progressive                                          66,400            1,589
   Prologis+                                            13,854              788
   Protective Life                                       2,000               96
   Prudential Financial                                 57,900            5,630
   Public Storage+                                       2,050              157
   Radian Group (B)                                      1,100               59
   Raymond James Financial                               2,025               63
   Rayonier+                                             1,600               72
   Realty Income+                                        1,050               26
   Regency Centers+                                        850               60
   Regions Financial (B)                               196,322            6,498
   Reinsurance Group of America                         55,700            3,355
   Safeco                                               62,400            3,885
   SeaBright Insurance Holdings*                         4,700               82
   Simon Property Group+ (B)                             9,925              923
   SL Green Realty+ (B)                                    833              103
   SLM                                                  10,950              631
   Sovereign Bancorp                                     8,190              173
   St. Joe (B)                                           1,750               81
   State Street                                          2,255              154
   SunTrust Banks                                      158,840           13,619
   SVB Financial Group (B)*                              1,550               82
   Synovus Financial                                       900               28
   T. Rowe Price Group                                   5,000              259
   Taubman Centers+                                      2,350              117
   TCF Financial (B)                                     2,200               61
   TD Ameritrade Holding*                                4,350               87
   Thornburg Mortgage+ (B)                              26,200              686
   Torchmark                                             2,450              164
   Toronto-Dominion Bank                                   541               37
   Transatlantic Holdings                                1,100               78
   Travelers                                           250,331           13,393
   UDR+                                                  1,900               50
   UnionBanCal (B)                                      25,050            1,495
   Unitrin                                                 550               27
   UnumProvident (B)                                    47,750            1,247
   US Bancorp (B)                                      463,061           15,258
   Ventas+                                               3,450              125
   Vornado Realty Trust+                                 1,700              187
   Wachovia                                            349,034           17,888
   Waddell & Reed Financial, Cl A                        3,900              101
   Washington Mutual (B)                               322,637           13,757
   Weingarten Realty Investors+                            700               29
   Wells Fargo                                         226,400            7,963
   Whitney Holding                                       1,200               36
   XL Capital, Cl A                                     10,700              902
   Zions Bancorporation                                  1,600              123
                                                                 ---------------
                                                                        597,412
                                                                 ---------------
HEALTH CARE -- 11.5%
   Abbott Laboratories                                 190,500           10,201
   Advanced Medical Optics (B)*                          1,222               43
   Aetna                                                69,800            3,448
   Alcon                                                 3,800              513
   Allergan (B)                                        472,308           27,224
   AmerisourceBergen                                    65,476            3,239
   Amgen (B)*                                          210,514           11,639
   AMN Healthcare Services*                              3,600               79
   Amylin Pharmaceuticals*                               1,200               49
   Analogic                                              2,200              162

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Applera -- Applied Biosystems
     Group                                              13,250   $          405
   Barr Pharmaceuticals*                                 1,650               83
   Bausch & Lomb*                                          750               52
   Baxter International                                107,420            6,052
   Beckman Coulter                                         600               39
   Becton Dickinson                                     32,550            2,425
   Biogen Idec*                                         10,820              579
   Biomet                                                5,025              230
   Boston Scientific*                                   20,717              318
   Bristol-Myers Squibb                                 28,700              906
   C.R. Bard                                             3,800              314
   Cantel Medical*                                       3,300               56
   Cardinal Health                                      28,930            2,044
   Celgene (B)*                                        150,270            8,615
   Cephalon*                                               400               32
   Charles River Laboratories
     International*                                     32,700            1,688
   Cigna                                                99,600            5,201
   Community Health Systems*                             1,700               69
   Cooper                                                  600               32
   Covance*                                                350               24
   Coventry Health Care*                                 2,224              128
   Cytyc*                                                3,000              129
   Dade Behring Holdings                                   600               32
   DaVita*                                               2,325              125
   Dentsply International                                  900               34
   Dionex*                                               4,900              348
   Eli Lilly                                            18,841            1,053
   Express Scripts (B)*                                 27,200            1,360
   Forest Laboratories*                                 35,400            1,616
   Genentech*                                          368,231           27,860
   Genzyme*                                              5,250              338
   Gilead Sciences*                                    160,800            6,234
   Haemonetics*                                         13,000              684
   Health Net*                                           1,600               84
   HLTH (B)*                                            10,300              144
   Hospira*                                              4,710              184
   Humana*                                               8,600              524
   ICU Medical*                                         13,200              567
   ImClone Systems*                                        650               23
   IMS Health                                            3,944              127
   Integra LifeSciences Holdings (B)*                    2,300              114
   Intuitive Surgical*                                     750              104
   Invitrogen*                                           1,350              100
   Johnson & Johnson                                   266,430           16,417
   King Pharmaceuticals (B)*                           146,900            3,006
   Laboratory of America Holdings*                      14,000            1,096
   LCA-Vision (B)                                        5,800              274
   LifePoint Hospitals*                                    700               27
   Lincare Holdings*                                     1,750               70
   Manor Care                                            3,700              242
   McKesson                                             45,226            2,697
   Medco Health Solutions*                              18,996            1,481
   Medicis Pharmaceutical, Cl A (B)                      1,000               31
   Medtronic                                           142,629            7,397
   Merck                                               605,785           30,168
   Millennium Pharmaceuticals*                           3,950               42
   Millipore*                                              700               53
   Mylan Laboratories                                   19,800              360
   Omnicare                                              1,272               46
   OSI Pharmaceuticals*                                 14,400              521
   Patterson*                                            2,100               78
   PDL BioPharma (B)*                                    2,150               50
   PerkinElmer                                          11,950              311
   Pfizer                                            1,476,333           37,750
   Pharmaceutical Product Development                    4,300              165
   Quest Diagnostics                                     2,400              124


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Quidel*                                              17,000   $          299
   Schering-Plough                                      53,331            1,623
   St. Jude Medical*                                   255,250           10,590
   STERIS                                               13,500              413
   Stryker (B)*                                        134,537            8,488
   Tenet Healthcare (B)*                                86,900              566
   Thermo Fisher Scientific (B)*                       163,486            8,455
   Triad Hospitals*                                        800               43
   UnitedHealth Group                                  453,192           23,176
   Universal Health Services, Cl B                         800               49
   Valeant Pharmaceuticals International                 6,000              100
   Varian Medical Systems*                               1,100               47
   Waters*                                               5,800              344
   Watson Pharmaceuticals*                               1,550               50
   WellCare Health Plans*                                  600               54
   WellPoint*                                           70,648            5,640
   Wyeth                                               280,785           16,100
   Zimmer Holdings*                                    199,300           16,919
                                                                 ---------------
                                                                        323,035
                                                                 ---------------

INDUSTRIALS -- 8.0%
   3M                                                   52,600            4,565
   ACCO Brands*                                            482               11
   Acuity Brands                                         5,000              301
   AGCO*                                                 2,600              113
   Alliant Techsystems (B)*                              1,300              129
   Allied Waste Industries*                              6,854               92
   American Standard                                     3,600              212
   AMR*                                                  5,750              151
   Armor Holdings*                                         450               39
   Avery Dennison                                        6,900              459
   Avis Budget Group*                                    5,200              148
   Boeing                                               71,703            6,895
   Brink's                                                 650               40
   Burlington Northern Santa Fe                         12,900            1,098
   C.H. Robinson Worldwide                               3,200              168
   Caterpillar                                         137,800           10,790
   ChoicePoint*                                          1,300               55
   Cintas                                                  700               28
   Continental Airlines, Cl B (B)*                       2,450               83
   Covanta Holding*                                      1,150               28
   Crane                                                   850               39
   CSX                                                  42,800            1,929
   Cummins                                              39,900            4,038
   Danaher                                               8,900              672
   Deere                                                33,250            4,015
   Dover                                                 7,050              361
   DRS Technologies                                      1,050               60
   Dun & Bradstreet                                     18,400            1,895
   Eaton                                                58,200            5,413
   Emerson Electric                                    175,700            8,223
   EnPro Industries*                                     2,700              115
   Equifax                                              13,974              621
   Expeditors International
     Washington (B)                                    325,400           13,439
   Fastenal (B)*                                         2,800              117
   FedEx                                                34,800            3,862
   First Solar*                                            600               54
   Flowserve                                             6,000              430
   Fluor                                                18,650            2,077
   Foster Wheeler*                                       1,000              107
   Gardner Denver*                                      19,900              847
   GATX                                                  1,600               79
   General Dynamics                                      6,200              485
   General Electric                                  1,335,622           51,128
   Genlyte Group (B)*                                    1,400              110
   Goodman Global*                                      13,900              309

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Goodrich                                              3,950   $          235
   Granite Construction                                  2,800              180
   Harsco                                                4,600              239
   Herman Miller                                         1,900               60
   Honeywell International                              88,100            4,958
   Hubbell, Cl B                                         1,650               89
   Hudson Highland Group*                                  750               16
   Huron Consulting Group*                               9,400              686
   IKON Office Solutions                                 5,300               83
   Illinois Tool Works                                  25,100            1,360
   Ingersoll-Rand, Cl A                                 96,600            5,296
   ITT                                                   7,200              492
   Jacobs Engineering Group*                             2,080              120
   JB Hunt Transport Services                            1,800               53
   Joy Global                                            1,800              105
   Kansas City Southern*                                 1,000               38
   KBR*                                                  1,800               47
   Kirby*                                                2,100               81
   L-3 Communications Holdings                          25,000            2,435
   Labor Ready*                                         21,000              485
   Landstar System                                         800               39
   Lockheed Martin                                      57,800            5,441
   Manitowoc                                             1,250              100
   Manpower                                              2,200              203
   Masco (B)                                           153,150            4,360
   McDermott International*                              2,400              199
   Monster Worldwide*                                    5,000              205
   MSC Industrial Direct, Cl A                          19,000            1,045
   Norfolk Southern                                     56,000            2,944
   Northrop Grumman                                    143,334           11,161
   Northwest Airlines (B)*                               3,400               75
   Paccar                                               10,112              880
   Pall                                                  4,750              218
   Parker Hannifin                                      68,600            6,717
   Pentair                                               2,400               93
   PHH*                                                    957               30
   Pitney Bowes                                          4,450              208
   Precision Castparts                                   1,200              146
   Quanta Services (B)*                                 22,500              690
   Raytheon                                             27,000            1,455
   Republic Services                                     9,600              294
   Robert Half International (B)                         5,800              212
   Rockwell Automation                                  19,700            1,368
   Rockwell Collins                                      7,900              558
   RR Donnelley & Sons                                  63,600            2,767
   Ryder System                                         19,800            1,065
   Saia*                                                 1,000               27
   Shaw Group*                                           1,550               72
   Skywest                                               4,400              105
   Southwest Airlines                                   18,950              283
   SPX                                                  13,850            1,216
   Steelcase, Cl A                                       4,450               82
   Stericycle*                                          21,400              951
   Teleflex                                             20,000            1,636
   Terex*                                                2,250              183
   Textron                                               9,100            1,002
   Timken                                               27,500              993
   Trinity Industries                                    5,200              226
   Tyco International                                   10,200              345
   UAL*                                                    900               36
   Union Pacific                                         8,100              933
   United Parcel Service, Cl B (B)                     264,500           19,308
   United Rentals*                                       7,750              252
   United Technologies                                 151,812           10,768
   URS*                                                    900               44
   USG (B)*                                                500               24
   Viad                                                    850               36


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Waste Management                                     21,200   $          828
   WW Grainger                                          14,700            1,368
                                                                 ---------------
                                                                        226,079
                                                                 ---------------

INFORMATION TECHNOLOGY -- 16.0%
   3Com*                                                 6,400               26
   Activision*                                           1,800               34
   Acxiom                                                1,200               32
   ADC Telecommunications*                               3,200               59
   Adobe Systems*                                       45,712            1,835
   Advanced Energy Industries*                           5,500              125
   Advanced Micro Devices (B)*                           7,950              114
   Advent Software*                                      1,400               46
   Affiliated Computer Services, Cl A*                   2,100              119
   Agilent Technologies*                                48,400            1,860
   Akamai Technologies (B)*                             18,300              890
   Altera*                                              29,000              642
   Amkor Technology (B)*                                16,800              265
   Amphenol, Cl A                                        2,200               78
   Analog Devices                                       11,050              416
   Andrew*                                               9,250              134
   Apple*                                              119,700           14,608
   Applied Materials (B)                               102,008            2,027
   aQuantive*                                              800               51
   Arrow Electronics*                                   53,900            2,071
   Atmel*                                                4,600               26
   Autodesk*                                             4,100              193
   Automatic Data Processing                            13,100              635
   Avaya*                                                7,550              127
   Avnet*                                               80,900            3,207
   AVX                                                   9,900              166
   BEA Systems (B)*                                      9,850              135
   BearingPoint (B)*                                     6,450               47
   BMC Software*                                         8,900              270
   Broadcom, Cl A*                                       6,450              189
   Broadridge Financial Solutions*                       3,275               63
   Brooks Automation*                                    1,700               31
   CA (B)                                               23,568              609
   Cadence Design Systems*                              57,200            1,256
   CDW                                                   1,795              153
   Ceridian*                                             1,482               52
   Check Point Software Technologies*                   75,900            1,731
   Checkfree (B)*                                        1,600               64
   Ciena (B)*                                            1,500               54
   Cisco Systems*                                      711,353           19,811
   Citrix Systems (B)*                                  14,250              480
   Cognizant Technology Solutions,
     Cl A*                                              11,456              860
   Computer Sciences*                                   40,200            2,378
   Compuware*                                           44,362              526
   Convergys*                                           57,600            1,396
   Corning*                                             25,700              657
   CSG Systems International (B)*                        8,100              215
   Cypress Semiconductor*                                6,250              146
   Dell*                                                31,600              902
   Diebold                                               2,900              151
   Dolby Laboratories, Cl A*                             4,600              163
   DST Systems*                                            850               67
   eBay*                                               682,434           21,961
   Electronic Arts*                                    224,562           10,626
   Electronic Data Systems                              91,100            2,526
   EMC*                                                189,200            3,425
   Exar*                                                31,500              422
   F5 Networks*                                          1,050               85
   Factset Research Systems                              3,200              219
   Fair Isaac                                           23,725              952
   Fairchild Semiconductor International*                1,700               33

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Fidelity National Information Services                5,129   $          278
   First Data                                           17,167              561
   Fiserv*                                              53,850            3,059
   Global Payments                                       4,000              159
   Google, Cl A*                                        99,045           51,838
   Harris                                                6,000              327
   Hewlett-Packard                                     460,638           20,554
   Ingram Micro, Cl A*                                  86,400            1,876
   Integrated Device Technology*                         9,200              140
   Intel                                               355,436            8,445
   International Business Machines (B)                 103,836           10,929
   International Rectifier*                              1,900               71
   Intersil, Cl A                                        2,750               86
   Intuit*                                             637,500           19,176
   Iron Mountain*                                        4,725              123
   Jabil Circuit                                         2,650               58
   Juniper Networks*                                    42,550            1,071
   Kemet*                                                6,000               42
   Kla-Tencor (B)                                       30,200            1,659
   L-1 Identity Solutions (B)*                          28,100              575
   Lam Research (B)*                                    28,000            1,439
   Lexmark International, Cl A*                         33,600            1,657
   Linear Technology (B)                               191,711            6,936
   LSI Logic*                                            6,906               52
   Mastercard, Cl A                                        900              149
   McAfee*                                               4,400              155
   MEMC Electronic Materials*                            1,700              104
   Mettler Toledo International*                         2,300              220
   Microchip Technology                                  3,650              135
   Micron Technology*                                    5,800               73
   Microsoft                                           769,158           22,667
   MKS Instruments*                                      1,750               48
   Molex                                                   700               21
   MoneyGram International                               1,700               47
   Motorola                                             47,250              836
   National Semiconductor                               24,800              701
   NAVTEQ (B)*                                           2,150               91
   Network Appliance*                                   10,900              318
   Novell*                                               3,500               27
   Novellus Systems (B)*                                 5,300              150
   Nvidia*                                              29,400            1,214
   Oracle*                                             193,583            3,816
   Paychex (B)                                         563,517           22,045
   Perot Systems, Cl A*                                  6,700              114
   PMC - Sierra (B)*                                    35,650              276
   Polycom*                                             11,200              376
   QLogic*                                               4,300               72
   Qualcomm                                          1,089,362           47,267
   Rambus*                                               1,600               29
   Red Hat (B)*                                          3,800               85
   Research In Motion*                                 192,210           38,440
   Salesforce.com*                                       1,500               64
   SanDisk (B)*                                        265,750           13,006
   Sanmina-SCI*                                        157,000              491
   Seagate Technology (B)                              765,800           16,671
   Semtech*                                              5,750              100
   Sigma Designs (B)*                                   19,100              498
   Silicon Image*                                       23,100              198
   Silicon Laboratories*                                   800               28
   Solectron (B)*                                      216,300              796
   SPSS*                                                 4,300              190
   Sun Microsystems*                                   106,000              558
   Sybase*                                               2,400               57
   SYKES Enterprises*                                   16,300              310
   Symantec*                                            43,827              885
   Synopsys*                                             2,789               74
   Tech Data (B)*                                       15,593              600


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Tektronix                                             1,600   $           54
   Tellabs*                                              8,050               87
   Teradyne (B)*                                        53,700              944
   Texas Instruments                                    74,400            2,800
   Unisys (B)*                                           6,200               57
   Varian Semiconductor Equipment
     Associates*                                         7,950              318
   Verigy*                                                 863               25
   VeriSign*                                             7,450              236
   Vishay Intertechnology (B)*                          81,300            1,286
   Western Digital*                                     35,400              685
   Western Union*                                    1,040,211           21,668
   Xerox*                                              210,400            3,888
   Xilinx (B)                                           11,000              294
   Yahoo! (B)*                                         398,243           10,804
   Zebra Technologies, Cl A*                               450               17
                                                                 ---------------
                                                                        450,717
                                                                 ---------------
MATERIALS -- 3.4%
   Air Products & Chemicals                              9,900              796
   AK Steel Holding*                                     2,000               75
   Alcan                                                 8,000              650
   Alcoa                                               244,000            9,889
   Allegheny Technologies                                2,855              299
   Ashland                                              17,700            1,132
   Ball                                                 17,400              925
   Carpenter Technology                                    450               59
   Chemtura                                              4,350               48
   Cleveland-Cliffs                                        700               54
   Commercial Metals                                     1,400               47
   Crown Holdings*                                       3,000               75
   Domtar*                                               5,200               58
   Dow Chemical                                        207,800            9,189
   E.I. Du Pont de Nemours (B)                         110,200            5,603
   Eagle Materials                                       9,506              466
   Eastman Chemical                                     24,400            1,570
   Ecolab                                               11,200              478
   Florida Rock Industries                                 900               61
   Freeport-McMoRan Copper & Gold,
     Cl B                                                8,910              738
   Gerdau Ameristeel (B)*                               23,900              350
   Hercules*                                            23,450              461
   Huntsman                                              1,600               39
   International Flavors & Fragrances                    3,100              162
   International Paper (B)                             145,700            5,690
   Lubrizol                                             58,900            3,802
   Lyondell Chemical                                    20,100              746
   Martin Marietta Materials                               550               89
   MeadWestvaco (B)                                      2,450               86
   Methanex                                             58,300            1,466
   Monsanto                                             12,438              840
   Newmont Mining                                        8,800              344
   Nova Chemicals                                       19,700              701
   Nucor                                                84,000            4,927
   OM Group*                                            12,600              667
   Owens-Illinois                                        2,750               96
   Pactiv*                                               8,000              255
   PPG Industries                                       50,200            3,821
   Praxair                                             250,800           18,055
   Quanex                                               30,750            1,497
   Reliance Steel & Aluminum                             1,200               67
   Rohm & Haas                                          35,800            1,957
   RPM International                                     3,000               69
   Sealed Air                                           21,000              651
   Sigma-Aldrich                                         2,700              115
   Smurfit-Stone Container*                             53,500              712
   Sonoco Products                                      14,800              634

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Southern Copper (B)                                  23,900   $        2,253
   Steel Dynamics (B)                                   58,900            2,468
   Temple-Inland                                         1,100               68
   Titanium Metals*                                      1,450               46
   Tronox, Cl B*                                           655                9
   United States Steel                                  33,600            3,654
   Valspar                                              30,400              864
   Vulcan Materials                                     15,100            1,730
   Weyerhaeuser                                         35,107            2,771
                                                                 ---------------
                                                                         94,374
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 4.3%
   Alltel                                               16,050            1,084
   American Tower, Cl A*                               175,604            7,375
   AT&T                                              1,024,161           42,503
   Atlantic Tele-Network                                 7,000              200
   CenturyTel                                           96,000            4,709
   Citizens Communications                              13,450              205
   Crown Castle International (B)*                     477,812           17,330
   Embarq                                               20,576            1,304
   Level 3 Communications*                              14,400               84
   NII Holdings*                                         1,600              129
   Qwest Communications
     International (B)*                                 52,061              505
   SBA Communications, Cl A*                             2,550               86
   Sprint Nextel                                       814,342           16,865
   Telephone & Data Systems                             11,900              745
   Telephone & Data Systems, Special
     Shares*                                             2,600              150
   US Cellular*                                          7,500              680
   USA Mobility                                         11,400              305
   Verizon Communications (B)                          614,905           25,316
   Vodafone Group ADR*                                  22,600              760
   Windstream                                           24,723              365
                                                                 ---------------
                                                                        120,700
                                                                 ---------------
UTILITIES -- 2.3%
   AES*                                                  4,750              104
   Allegheny Energy*                                    11,900              616
   Alliant Energy                                       51,100            1,985
   Ameren (B)                                           84,600            4,146
   American Electric Power                             131,700            5,932
   Aqua America (B)                                      1,333               30
   Centerpoint Energy (B)                               38,600              672
   Consolidated Edison                                   6,400              289
   Constellation Energy Group                           21,300            1,857
   Dominion Resources (B)                                5,900              509
   DTE Energy (B)                                       96,120            4,635
   Duke Energy                                          21,844              400
   Dynegy, Cl A*                                         6,800               64
   Edison International                                 40,300            2,262
   Energen                                              33,300            1,829
   Energy East                                           1,250               33
   Entergy                                              45,250            4,858
   Equitable Resources                                     900               45
   Exelon                                               28,600            2,076
   FirstEnergy (B)                                     104,700            6,777
   FPL Group                                             6,900              391
   Great Plains Energy (B)                               3,550              103
   Idacorp                                               1,450               46
   KeySpan                                               2,900              122
   Nicor                                                 2,350              101
   NiSource                                              3,250               67
   NRG Energy*                                          53,200            2,211
   OGE Energy                                            6,100              224
   Pepco Holdings                                      111,000            3,130


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Shares/Face
                                                     Amount       Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   PG&E                                                 91,950   $        4,165
   Pinnacle West Capital                                62,000            2,471
   PPL                                                  18,400              861
   Progress Energy (B)                                  18,750              855
   Public Service Enterprise Group                      17,600            1,545
   Questar                                               8,400              444
   Reliant Energy (B)*                                  64,262            1,732
   Sempra Energy                                         7,450              441
   Southern                                             13,800              473
   TECO Energy                                          92,100            1,582
   TXU                                                  34,600            2,329
   UGI                                                   9,400              256
   Wisconsin Energy                                     18,200              805
   Xcel Energy                                         118,800            2,432
                                                                 ---------------
                                                                         65,905
                                                                 ---------------

Total Common Stock
   (Cost $2,040,164) ($ Thousands)                                    2,730,150
                                                                 ---------------

                                                   Number of
                                                    Warrants
                                                 -------------
WARRANTS -- 0.0%
   Lucent Technologies, Expires
     12/10/07*                                          10,000                2
                                                                 ---------------
Total Warrants
   (Cost $--) ($ Thousands)                                                   2
                                                                 ---------------
CORPORATE OBLIGATIONS (C) (E) -- 2.3%

FINANCIALS -- 2.3%
   American General Finance (F)
     5.370%, 07/16/07                            $       5,079            5,079
   Bear Stearns EXL
     5.380%, 07/16/07                                   10,045           10,045
   Countrywide Financial MTN
     5.437%, 08/06/07                                    8,465            8,465
   Jackson National Life Funding (F)
     5.320%, 07/02/07                                   12,416           12,416
   Morgan Stanley EXL
     5.400%, 07/05/07                                    1,975            1,975
   Nationwide Building Society (F)
     5.370%, 07/09/07                                    5,643            5,643
   Northern Rock PLC (F)
     5.380%, 07/03/07                                    5,813            5,813
   Premium Asset Trust,
     Ser 2004-10 (F)
     5.380%, 07/16/07                                    7,901            7,901
   SLM EXL
     5.330%, 07/16/07                                    6,208            6,208
                                                                 ---------------
Total Corporate Obligations
  (Cost $63,545) ($ Thousands)                                           63,545
                                                                 ---------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.1%

MORTGAGE RELATED SECURITIES -- 0.1%
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     5.420%, 07/09/07                                    4,233            4,233
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $4,233) ($ Thousands)                                            4,233
                                                                 ---------------

--------------------------------------------------------------------------------
                                                  Shares/ Face
                                                     Amount       Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS** -- 12.6%
   Merrill Lynch EBP Master, 5.150%                  3,910,442   $        3,910
   SEI Daily Income Trust, Prime
    Obligation Fund, Cl A,
    5.190% ++                                       86,089,878           86,090
   SEI Liquidity Fund LP, 5.500% ++ (C)            265,241,365          265,241
                                                                 ---------------

Total Cash Equivalents
   (Cost $355,241) ($ Thousands)                                        355,241
                                                                 ---------------

MASTER NOTE (C) (D) -- 0.2%
   Bear Stearns
     5.495%, 07/02/07                            $       5,643            5,643
                                                                 ---------------
Total Master Note
   (Cost $5,643) ($ Thousands)                                            5,643
                                                                 ---------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
     4.813%, 08/23/07                                    2,655            2,637
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $2,637) ($ Thousands)                                            2,637
                                                                 ---------------

REPURCHASE AGREEMENTS (C) (G) -- 0.9%
Barclays 5.330%, dated 06/29/07, to be
  repurchased on 07/02/07, repurchase
  price $3,211,241 (collateralized by a
  U.S. Government Obligation, par
  value $3,263,654, 3.625%, 02/15/08;
  with total market value $3,274,042)                    3,210            3,210
Lehman Brothers 5.370%, dated
  06/29/07, to be repurchased on
  07/02/07, repurchase price
  $22,583,835 (collateralized by various
  U.S. Government Obligations, ranging
  in par value $2,226,052-$2,558,450,
  0.000%-6.500%, 12/17/07-06/15/22;
  with total market value $23,025,423)                  22,574           22,574
                                                                 ---------------
Total Repurchase Agreements
    (Cost $25,784) ($ Thousands)                                         25,784
                                                                 ---------------
Total Investments -- 113.1%
    (Cost $2,497,247) ($ Thousands) +++                          $    3,187,235
                                                                 ===============


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Managed Large Cap Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:

--------------------------------------------------------------------------------
                                                                     Unrealized
Type of                              Number of       Expiration    Depreciation
Contract                             Contracts             Date   ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Composite Index                    160   September 2007           $(389)
S&P 400 Index E-MINI                        98   September 2007             (51)
                                                                          ------
                                                                          $(440)
                                                                          ======

Percentages are based on Net Assets of $2,818,243 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $355,324
($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $364,446
($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amend ed, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Tri-Party Repurchase Agreement.

ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series
Amounts designated as " --" are either $0 or have been rounded to $0.

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $2,497,247 ($ Thousands), and the unrealized appreciation and depreciation were $700,602 ($ Thousands) and $(10,614) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.3%

CONSUMER DISCRETIONARY -- 13.6%
   Abercrombie & Fitch, Cl A                            13,300   $          971
   Aeropostale (C)*                                     40,500            1,688
   Amazon.com*                                           8,441              577
   American Eagle Outfitters (C)                       145,633            3,737
   AnnTaylor Stores*                                    38,800            1,374
   Apollo Group, Cl A*                                   1,000               58
   Autoliv                                               1,100               63
   Autonation*                                          15,011              337
   Autozone*                                             3,883              530
   Barnes & Noble                                       30,000            1,154
   Bed Bath & Beyond*                                    5,100              183
   Best Buy                                             33,451            1,561
   Big Lots (C)*                                        54,900            1,615
   Brinker International (C)                            53,494            1,566
   Cablevision Systems, Cl A (C)                       151,369            5,478
   Career Education*                                     1,600               54
   Carmax*                                              25,267              644
   Carnival                                              7,900              385
   CBS, Cl B                                            48,083            1,602
   Central European Media
     Entertainment, Cl A (Bermuda) (D)*                    600               58
   Chico's FAS*                                         69,600            1,694
   Circuit City Stores                                   2,800               42
   Citadel Broadcasting                                  7,726               50
   Clear Channel Communications                          8,946              338
   Coach (C)*                                           69,095            3,274
   Comcast, Cl A (C)*                                  117,269            3,298
   CROCS*                                                1,400               60
   CTC Media*                                            7,100              193
   Darden Restaurants                                   54,204            2,384
   Dick's Sporting Goods*                                4,500              262
   Dillard's, Cl A                                      44,368            1,594
   DIRECTV Group (C)*                                  268,585            6,207
   Discovery Holding, Cl A*                              9,000              207
   Dollar General                                        3,400               74
   Dollar Tree Stores (C)*                              50,000            2,177
   Dow Jones                                             1,300               75
   E.W. Scripps, Cl A                                    3,271              149
   Eastman Kodak                                       106,962            2,977
   EchoStar Communications, Cl A (C)*                  147,696            6,406
   Expedia*                                             15,600              457
   Family Dollar Stores                                 10,200              350
   Foot Locker                                           1,800               39
   Ford Motor (C)                                      537,162            5,060
   GameStop, Cl A*                                       6,800              266
   Gannett                                              10,246              563
   Gap                                                   2,700               52
   Garmin                                                2,000              148
   General Motors (C)                                  158,328            5,985
   Gentex                                               87,600            1,725
   Genuine Parts                                        10,163              504
   Goodyear Tire & Rubber (C)*                          45,211            1,571
   GSI Commerce*                                        19,800              450
   Gymboree*                                            33,500            1,320
   Hanesbrands (C)*                                    102,990            2,784
   Harley-Davidson                                      31,833            1,898
   Harman International Industries                       2,600              304
   Harrah's Entertainment                                  577               49
   Hasbro (C)                                           70,000            2,199
   Hilton Hotels                                         9,424              315
   Home Depot                                           16,819              662
   IAC/InterActive (C)*                                 41,609            1,440
   Idearc*                                              67,955            2,401
   International Game Technology                       199,021            7,901

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   International Speedway, Cl A                          1,700   $           90
   Interpublic Group*                                  206,286            2,352
   ITT Educational Services*                            36,300            4,261
   J Crew Group*                                        15,800              855
   J.C. Penney (C)                                      62,580            4,529
   Jack in the Box*                                      6,100              433
   Jackson Hewitt Tax Service                            5,900              166
   Jarden*                                               6,200              267
   John Wiley & Sons, Cl A                               6,687              323
   Johnson Controls (C)                                 38,264            4,430
   Jones Apparel Group                                  39,744            1,123
   Keystone Automotive Industries*                       6,500              269
   Kohl's (C)*                                          66,356            4,713
   Lamar Advertising, Cl A (C)                          55,235            3,466
   Las Vegas Sands*                                      1,200               92
   Laureate Education*                                     600               37
   Leggett & Platt                                       1,400               31
   Liberty Global, Cl A*                                71,304            2,926
   Liberty Media Holding-Capital, Ser A*                 9,000            1,059
   Liberty Media Holding- Interactive,
     Cl A*                                              17,600              393
   Limited Brands                                        1,600               44
   Liz Claiborne                                         1,100               41
   Macy's                                               83,724            3,330
   Magna International, Cl A*                            9,200              837
   Marriott International, Cl A                         52,423            2,267
   Mattel                                               36,000              910
   McDonald's (C)                                       66,442            3,373
   McGraw -Hill (C)                                     43,448            2,958
   Meredith                                              2,600              160
   MGM Mirage*                                          93,500            7,712
   Mohawk Industries*                                      600               60
   Newell Rubbermaid                                    27,702              815
   News, Cl A                                           78,817            1,672
   Nike, Cl B                                            8,424              491
   Nordstrom (C)                                         4,600              235
   NutriSystem*                                            600               42
   NVR (C)*                                              2,900            1,971
   Office Depot (C)*                                    57,550            1,744
   OfficeMax                                             5,400              212
   Omnicom Group                                        24,848            1,315
   Penske Auto Group*                                   72,473            1,543
   PetSmart (C)                                         21,600              701
   Phillips-Van Heusen                                   3,900              236
   Polo Ralph Lauren (C)                                19,200            1,884
   R.H. Donnelley                                        4,600              349
   RadioShack                                           14,000              464
   Regal Entertainment Group, Cl A                       9,247              203
   Rent-A-Center*                                        3,000               79
   Ross Stores                                           7,100              219
   Royal Caribbean Cruises                               2,300               99
   Ryland Group                                          2,100               78
   Saks                                                 17,700              378
   Sears Holdings*                                       1,209              205
   Service International                                17,600              225
   ServiceMaster                                        17,600              272
   Shaw Communications, Cl B (C)*                       43,600            1,833
   Sherwin-Williams                                     28,180            1,873
   Snap-On                                               7,565              382
   Staples                                             300,000            7,119
   Starbucks*                                            2,059               54
   Station Casinos                                         700               61
   Steven Madden*                                        1,600               52
   Target                                               19,522            1,242
   Tiffany                                               3,500              186
   Tim Hortons                                           5,287              163
   Time Warner (C)                                     305,667            6,431


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Time Warner Cable, Cl A*                              2,800   $          110
   TJX (C)                                              57,868            1,591
   Toll Brothers*                                        1,600               40
   TravelCenters of America LLC*                             1               --
   Tribune                                              16,800              494
   TRW Automotive Holdings (C)*                         88,535            3,261
   Universal Technical Institute*                       26,200              665
   Urban Outfitters*                                    12,900              310
   VF                                                   10,218              936
   Viacom, Cl B (C)*                                    41,300            1,719
   Walt Disney (C)                                     189,779            6,479
   Washington Post, Cl B                                   180              140
   Weight Watchers International                       114,100            5,801
   Wendy's International                                 3,697              136
   Westfield Financial                                   1,400              124
   Whirlpool                                            28,174            3,133
   Wyndham Worldwide*                                   14,400              522
   Wynn Resorts*                                         3,000              269
   XM Satellite Radio Holdings, Cl A*                   16,300              192
   Yum! Brands (C)                                     130,310            4,264
                                                                 ---------------
                                                                        212,060
                                                                 ---------------
CONSUMER STAPLES -- 7.0%
   Alberto-Culver*                                       9,900              235
   Altria Group (C)                                    115,573            8,106
   Anheuser-Busch                                       35,524            1,853
   Archer-Daniels-Midland (C)                          120,756            3,996
   Avon Products                                        12,000              441
   Bare Escentuals*                                      3,700              126
   BJ's Wholesale Club*                                 14,580              525
   Bunge                                                 2,200              186
   Campbell Soup                                        14,571              565
   Church & Dwight                                       7,000              339
   Clorox (C)                                           12,591              782
   Coca-Cola (C)                                        57,205            2,992
   Coca-Cola Enterprises                                10,452              251
   Colgate-Palmolive                                    21,812            1,415
   ConAgra Foods (C)                                    98,300            2,640
   Corn Products International                          20,205              918
   Costco Wholesale                                      2,309              135
   CVS                                                  21,426              781
   Dean Foods                                           43,221            1,377
   Energizer Holdings*                                  15,800            1,574
   Estee Lauder, Cl A                                    4,800              218
   General Mills (C)                                    59,500            3,476
   Hansen Natural*                                       3,400              146
   Herbalife*                                           13,600              539
   Hershey                                                 486               25
   HJ Heinz                                             14,974              711
   Hormel Foods                                         12,827              479
   JM Smucker                                           19,000            1,210
   Kellogg                                              14,475              750
   Kimberly-Clark                                       39,335            2,631
   Kraft Foods, Cl A                                    16,839              594
   Kroger (C)                                          185,777            5,226
   Loews - Carolina (C)                                 12,787              988
   McCormick                                            23,153              884
   Molson Coors Brewing, Cl B                            6,400              592
   NBTY*                                                26,500            1,145
   Pepsi Bottling Group (C)                             64,198            2,162
   PepsiCo (C)                                          90,147            5,846
   Procter & Gamble                                    222,749           13,630
   Reynolds American (C)                                50,390            3,285
   Safeway (C)                                         144,499            4,917
   Sara Lee                                              4,000               70
   Smithfield Foods*                                    47,622            1,466
   Supervalu                                            15,663              726

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Sysco                                                14,755   $          487
   Tyson Foods, Cl A (C)                               197,516            4,551
   UST                                                  18,500              994
   Wal-Mart Stores (C)                                 285,710           13,745
   Walgreen                                            192,519            8,382
   WM Wrigley Jr.                                       10,500              581
                                                                 ---------------
                                                                        109,693
                                                                 ---------------
ENERGY -- 8.1%
   Apache                                                1,268              104
   Baker Hughes                                         25,810            2,171
   Cabot Oil & Gas                                      11,100              409
   Cameron International*                                8,688              621
   Chesapeake Energy (C)                                49,100            1,699
   Chevron (C)                                         243,155           20,483
   Cimarex Energy (C)                                   37,900            1,494
   ConocoPhillips (C)                                   55,063            4,322
   Devon Energy                                          6,647              520
   Dresser-Rand Group*                                  25,700            1,015
   EnCana (C)                                           21,900            1,346
   EOG Resources                                           700               51
   Exxon Mobil (C)                                     468,033           39,259
   FMC Technologies*                                    34,760            2,754
   Forest Oil*                                           1,400               59
   Frontier Oil                                         22,600              989
   Frontline (C)*                                       41,100            1,884
   Global Industries*                                   35,300              947
   GlobalSantaFe                                         4,100              296
   Halliburton (C)                                      60,400            2,084
   Hess                                                 48,289            2,847
   Holly (C)                                            30,900            2,293
   Hornbeck Offshore Services*                          34,500            1,337
   Marathon Oil (C)                                    169,922           10,189
   Murphy Oil                                           13,144              781
   Nabors Industries*                                    5,100              170
   National Oilwell Varco*                               3,500              365
   Newfield Exploration*                                   900               41
   Noble                                                11,100            1,083
   Noble Energy                                         12,200              761
   Occidental Petroleum (C)                             47,998            2,778
   Oceaneering International*                            2,900              153
   Overseas Shipholding Group                            2,700              220
   Patterson-UTI Energy                                 44,200            1,159
   Petro-Canada (C)*                                    40,000            2,126
   Plains Exploration & Production*                      4,200              201
   Pogo Producing                                        1,000               51
   Pride International (C)*                             36,723            1,376
   Quicksilver Resources*                                2,500              111
   Range Resources                                       3,000              112
   Schlumberger                                         25,207            2,141
   SEACOR Holdings*                                        700               65
   Southwestern Energy*                                  7,200              320
   Spectra Energy*                                       1,239               32
   Sunoco (C)                                           43,300            3,450
   Superior Energy Services*                             1,700               68
   Tesoro                                                5,916              338
   Tidewater                                            12,500              886
   Transocean*                                          18,100            1,918
   Unit*                                                10,064              633
   Valero Energy (C)                                    35,700            2,637
   W&T Offshore                                          9,647              270
   Weatherford International*                            6,200              343
   Williams                                             31,800            1,006
   XTO Energy (C)                                       21,533            1,294
                                                                 ---------------
                                                                        126,062
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 16.1%
   A.G. Edwards (C)                                     35,742   $        3,022
   ACE                                                  10,600              663
   Aflac                                                 9,216              474
   Alleghany*                                              708              288
   Allied Capital                                        9,392              291
   Allstate (C)                                         80,332            4,941
   AMBAC Financial Group                                10,900              950
   American Capital Strategies                          20,606              876
   American Express                                     13,115              802
   American Financial Group (C)                         64,684            2,209
   American International Group (C)                     83,150            5,823
   American National Insurance                             562               86
   AmeriCredit*                                         16,973              451
   Ameriprise Financial                                  9,988              635
   Annaly Capital Management+                           35,300              509
   AON (C)                                              44,270            1,886
   Apartment Investment &
     Management, Cl A+                                   5,341              269
   Arch Capital Group*                                     900               65
   Archstone-Smith Trust+                                3,230              191
   Arthur J. Gallagher                                   2,300               64
   Ashford Hospitality Trust+                            3,700               43
   Assurant (C)                                         43,792            2,580
   Astoria Financial                                     1,735               43
   AvalonBay Communities (C)+                           18,366            2,183
   Axis Capital Holdings(C)                             44,300            1,801
   Bank of America (C)                                 253,007           12,369
   Bank of New York*                                    17,100              709
   Bankunited Financial, Cl A                            5,700              114
   BB&T                                                 40,639            1,653
   Bear Stearns                                          9,372            1,312
   BlackRock                                               247               39
   BOK Financial                                           528               28
   Boston Properties+                                   10,613            1,084
   Brandywine Realty Trust+                             13,600              389
   BRE Properties, Cl A+                                 5,900              350
   Camden Property Trust+                                  774               52
   Capital One Financial                                15,217            1,194
   CapitalSource+                                        6,800              167
   CB Richard Ellis Group, Cl A*                         9,800              358
   Cbot Holdings, Cl A*                                  1,600              331
   Charles Schwab                                        4,281               88
   Chicago Mercantile Exchange
     Holdings, Cl A                                     15,274            8,162
   Chubb                                                28,218            1,528
   CIT Group (C)                                        27,264            1,495
   Citigroup (C)                                       285,513           14,644
   Colonial BancGroup                                    2,800               70
   Comerica (C)                                         47,345            2,816
   Commerce Bancorp                                      3,587              133
   Commerce Bancshares*                                  2,421              110
   Compass Bancshares                                    6,174              426
   Conseco*                                              6,394              134
   Countrywide Financial (C)                            80,414            2,923
   Credicorp (C)                                        21,700            1,327
   Cullen/Frost Bankers                                    400               21
   Duke Realty+                                         10,900              389
   Eaton Vance (C)                                      49,200            2,174
   Equity Residential+                                  10,141              463
   Erie Indemnity, Cl A                                  1,094               59
   Essex Property Trust+                                 3,200              372
   Everest Re Group                                      6,600              717
   Fannie Mae (C)                                       10,745              702
   Federal Realty Investment Trust+                        809               62
   Federated Investors, Cl B                             1,300               50
   Fidelity National Financial, Cl A                     4,520              107

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   First American (C)                                   31,135   $        1,541
   First Cash Financial Services*                       22,900              537
   First Citizens BancShares, Cl A                         869              169
   First Horizon National                                2,121               83
   First Marblehead                                      5,300              205
   Forest City Enterprises, Cl A                         9,330              574
   Franklin Resources (C)                               31,981            4,237
   Freddie Mac                                          47,625            2,891
   General Growth Properties+                           30,600            1,620
   Genworth Financial, Cl A                             15,800              544
   Goldman Sachs Group (C)                              40,669            8,815
   Hanover Insurance Group (C)                          24,200            1,181
   Hartford Financial Services Group                     2,003              197
   Health Care Property Investors+                      24,500              709
   Health Care+                                          8,900              359
   Hospitality Properties Trust+                         9,887              410
   Host Hotels & Resorts+                               25,671              593
   HRPT Properties Trust+                               17,100              178
   Hudson City Bancorp                                  25,900              316
   Huntington Bancshares                                18,800              427
   IntercontinentalExchange*                            79,200           11,710
   iStar Financial+                                     23,300            1,033
   Janus Capital Group                                  52,100            1,450
   JER Investors Trust+                                 10,800              162
   Jones Lang LaSalle (C)                               32,362            3,673
   JPMorgan Chase (C)                                  420,643           20,380
   Keycorp                                              22,178              761
   Kimco Realty+                                         1,800               69
   Lehman Brothers Holdings (C)                         66,522            4,957
   Lincoln National                                      3,374              239
   Loews (C)                                           183,281            9,344
   M&T Bank                                              4,624              494
   Macerich+                                             1,200               99
   Mack-Cali Realty+                                     5,400              235
   Markel*                                                 894              433
   Marsh & McLennan                                     20,697              639
   Marshall & Ilsley                                     4,635              221
   MBIA                                                 28,500            1,773
   Mellon Financial                                     18,640              820
   Merrill Lynch (C)                                   111,850            9,348
   Metlife (C)                                         123,491            7,963
   MGIC Investment                                       1,000               57
   Moody's (C)                                          31,018            1,929
   Morgan Stanley (C)                                  118,937            9,976
   National City                                        29,002              966
   Nationwide Financial Services, Cl A                   5,300              335
   New York Community Bancorp                           11,060              188
   Newcastle Investment+                                27,600              692
   Northern Trust                                        7,562              486
   Nuveen Investments, Cl A                              2,700              168
   NYSE Euronext*                                        1,800              133
   Old Republic International                           12,200              259
   Pacific Capital Bancorp                               6,300              170
   PartnerRe                                             1,000               77
   People's United Financial                            18,968              336
   Philadelphia Consolidated Holding*                    5,800              242
   PMI Group (C)                                        31,500            1,407
   PNC Financial Services Group(C)                      52,250            3,740
   Popular                                              26,700              429
   Principal Financial Group                             5,400              315
   Progressive                                           8,604              206
   Prologis+                                             1,635               93
   Prudential Financial                                  5,660              550
   Public Storage+                                       4,513              347
   Radian Group                                         19,877            1,073
   Raymond James Financial                               3,930              121
   Rayonier (C)+                                        46,164            2,084


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007
--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Regency Centers+                                      1,883   $          133
   Regions Financial                                    36,497            1,208
   Reinsurance Group of America                          3,200              193
   RenaissanceRe Holdings                                1,300               81
   Safeco                                               35,500            2,210
   Simon Property Group+                                   929               86
   Sky Financial Group                                   2,000               56
   SL Green Realty+                                      6,757              837
   SLM                                                   3,606              208
   Sovereign Bancorp                                     9,800              207
   St. Joe                                               3,700              171
   State Street                                          6,530              447
   SunTrust Banks (C)                                   15,170            1,301
   Synovus Financial                                     5,759              177
   T. Rowe Price Group                                   9,454              491
   Taubman Centers+                                        800               40
   TCF Financial                                         2,100               58
   Thornburg Mortgage (C)+                              26,800              702
   Torchmark                                             8,771              588
   Transatlantic Holdings                               15,644            1,113
   Travelers (C)                                       141,150            7,552
   UDR+                                                  5,724              151
   UnionBanCal                                          13,800              824
   UnumProvident                                         9,300              243
   US Bancorp (C)                                       59,710            1,967
   Valley National Bancorp                               9,835              221
   Ventas+                                              13,300              482
   Vornado Realty Trust+                                 4,362              479
   Wachovia (C)                                         59,096            3,029
   Washington Mutual                                    54,468            2,322
   Weingarten Realty Investors+                          3,300              136
   Wells Fargo                                         113,512            3,992
   White Mountains Insurance Group                         100               61
   WR Berkley (C)                                       22,654              737
   XL Capital, Cl A                                      3,300              278
   Zions Bancorporation                                  7,815              601
                                                                 ---------------
                                                                        251,416
                                                                 ---------------
HEALTH CARE -- 11.8%
   Abbott Laboratories                                  39,875            2,135
   Aetna (C)                                            81,400            4,021
   Allergan                                            187,594           10,813
   AmerisourceBergen (C)                               121,357            6,004
   Amgen*                                               11,031              610
   Analogic                                              5,800              426
   Applera -- Applied Biosystems Group                  59,124            1,806
   Bausch & Lomb*                                        3,200              222
   Baxter International                                 39,397            2,220
   Beckman Coulter                                      14,800              957
   Becton Dickinson (C)                                 30,748            2,291
   Biogen Idec*                                         35,978            1,925
   Biomet                                                5,500              251
   Biovail (C)*                                         58,800            1,495
   Bristol-Myers Squibb                                 32,464            1,025
   C.R. Bard                                             4,800              397
   Cardinal Health (C)                                 134,561            9,505
   Celgene*                                             10,506              602
   Cephalon*                                               597               48
   Cerner*                                              17,200              954
   Charles River Laboratories
     International (C)*                                 23,000            1,187
   Cigna (C)                                            83,809            4,376
   Cooper                                                  800               43
   Covance*                                             12,112              830
   Coventry Health Care*                                 5,377              310
   Cytyc*                                                4,400              190
   Dade Behring Holdings (C)                            42,425            2,254

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Dentsply International                                  600   $           23
   Dionex*                                                 600               43
   Edwards Lifesciences*                                   700               35
   Eli Lilly (C)                                        32,389            1,810
   Express Scripts (C)*                                 43,800            2,190
   Forest Laboratories*                                 49,922            2,279
   Genentech*                                          176,279           13,337
   Genzyme*                                             24,700            1,591
   Gilead Sciences (C)*                                 67,400            2,613
   Haemonetics*                                         28,200            1,484
   Health Net (C)*                                     103,054            5,441
   Henry Schein*                                        11,899              636
   Hillenbrand Industries                                7,000              455
   HLTH*                                               109,715            1,537
   Humana (C)*                                          64,743            3,943
   ICU Medical*                                         12,900              554
   Idexx Laboratories*                                     577               55
   IMS Health                                            4,650              149
   Integra LifeSciences Holdings*                       21,100            1,043
   Intuitive Surgical*                                     400               56
   Invitrogen*                                          44,000            3,245
   Johnson & Johnson (C)                               192,328           11,851
   Kinetic Concepts*                                     7,100              369
   King Pharmaceuticals*                                65,598            1,342
   Laboratory of America holdings*                       9,945              778
   LCA-Vision                                           15,200              718
   LifePoint Hospitals*                                  2,200               85
   Manor Care                                            3,983              260
   McKesson (C)                                        149,049            8,889
   Medco Health Solutions (C)*                          79,485            6,199
   Medtronic                                            27,392            1,421
   Merck (C)                                            73,936            3,682
   Millennium Pharmaceuticals*                           8,700               92
   Mylan Laboratories                                   22,892              416
   OSI Pharmaceuticals*                                  3,100              112
   PDL BioPharma*                                        6,600              154
   PerkinElmer                                          14,500              378
   Pfizer (C)                                          433,617           11,088
   Quest Diagnostics                                       418               22
   Respironics*                                          2,200               94
   Schering-Plough                                      24,296              740
   Sepracor*                                               400               16
   St. Jude Medical*                                     5,500              228
   Stryker*                                              9,104              574
   Tenet Healthcare*                                    37,589              245
   Thermo Fisher Scientific*                            16,512              854
   UnitedHealth Group (C)                              225,172           11,515
   Universal Health Services, Cl B                       2,039              125
   VCA Antech*                                           9,500              358
   Ventana Medical Systems*                              5,600              433
   Vertex Pharmaceuticals*                               1,100               31
   Waters*                                              24,463            1,452
   Watson Pharmaceuticals*                               1,900               62
   WebMD Health, Cl A*                                   1,395               66
   WellCare Health Plans*                                6,500              588
   WellPoint (C)*                                      114,031            9,103
   West Pharmaceutical Services                          5,500              259
   Wyeth (C)                                            47,856            2,744
   Zimmer Holdings*                                     90,300            7,666
                                                                 ---------------
                                                                        184,425
                                                                 ---------------
INDUSTRIALS -- 8.9%
   3M                                                   13,345            1,158
   Acuity Brands                                         9,200              555
   AGCO*                                                11,700              508
   Alexander & Baldwin                                     900               48
   Allied Waste Industries*                             12,738              171


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   American Standard                                     4,200   $          248
   AMR (C)*                                             37,708              994
   Applied Industrial Technologies                       5,650              167
   Armor Holdings*                                         600               52
   Avery Dennison                                       22,630            1,504
   Avis Budget Group*                                   33,033              939
   BE Aerospace*                                         1,600               66
   Boeing (C)                                          115,331           11,090
   Brink's                                               3,900              241
   Burlington Northern Santa Fe (C)                     15,728            1,339
   C.H. Robinson Worldwide                               4,783              251
   Canadian National Railway                            15,800              805
   Carlisle                                              7,800              363
   Caterpillar (C)                                      21,600            1,691
   Chicago Bridge & Iron                                22,900              864
   Con-way                                              10,449              525
   Continental Airlines, Cl B*                          22,605              766
   Cooper Industries, Cl A                              11,380              650
   Copart*                                               4,600              141
   Corrections of America*                               8,200              517
   Covanta Holding*                                      9,700              239
   Crane                                                 8,800              400
   CSX                                                   4,942              223
   Cummins (C)                                          26,061            2,638
   Danaher                                               6,345              479
   Deere                                                 4,400              531
   Delta Air Lines*                                      4,300               85
   Diamond Management & Technology
     Consultants                                         2,700               36
   Dover (C)                                            21,400            1,095
   Dun & Bradstreet (C)                                 19,374            1,995
   Eaton                                                18,800            1,748
   Emerson Electric                                     27,056            1,266
   Equifax                                                 157                7
   Expeditors International Washington                 146,748            6,061
   FedEx (C)                                            27,898            3,096
   Flowserve (C)                                         5,272              377
   Foster Wheeler*                                       1,200              128
   Gardner Denver (C)*                                  39,300            1,672
   General Cable*                                          900               68
   General Dynamics                                      9,882              773
   General Electric (C)                                300,944           11,520
   Genlyte Group*                                        3,100              243
   Goodrich                                             16,958            1,010
   Harsco (C)                                           28,900            1,503
   Hertz Global Holdings*                               32,143              854
   Honeywell International (C)                          40,474            2,278
   Hubbell, Cl B                                         1,155               63
   Huron Consulting Group*                               9,000              657
   Illinois Tool Works                                   7,700              417
   Ingersoll-Rand, Cl A                                  5,400              296
   ITT (C)                                              11,018              752
   Jacobs Engineering Group*                            48,183            2,771
   JB Hunt Transport Services                           20,200              592
   Kansas City Southern*                                 2,500               94
   L-3 Communications Holdings                           2,500              243
   Labor Ready*                                         23,900              552
   Laidlaw International                                 1,700               59
   Landstar System                                       3,800              183
   Lennox International                                 43,123            1,476
   Lincoln Electric Holdings                             1,529              113
   Lockheed Martin (C)                                  45,212            4,256
   Manitowoc                                             4,700              378
   Manpower                                              8,052              743
   McDermott International*                              2,000              166
   MSC Industrial Direct, Cl A                          29,300            1,611
   Norfolk Southern                                     18,600              978

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Northrop Grumman (C)                                 85,489   $        6,657
   Northwest Airlines*                                   4,700              104
   Owens Corning*                                        1,900               64
   Paccar                                                6,592              574
   Pall                                                  2,600              120
   Parker Hannifin (C)                                  40,499            3,965
   Pitney Bowes                                          3,074              144
   Precision Castparts                                  15,180            1,842
   Quanta Services*                                     56,500            1,733
   Raytheon (C)                                        108,760            5,861
   Robert Half International                             1,400               51
   Rockwell Automation                                  24,000            1,667
   Rockwell Collins                                      1,154               82
   Roper Industries                                        238               14
   RR Donnelley & Sons                                  72,739            3,165
   Ryder System (C)                                     78,604            4,229
   Shaw Group*                                          15,913              737
   Southwest Airlines                                    6,188               92
   SPX (C)                                              20,695            1,817
   Stericycle*                                          38,070            1,693
   Teleflex                                             19,100            1,562
   Terex*                                                7,144              581
   Thomas & Betts*                                         900               52
   Timken                                               31,500            1,137
   Trinity Industries                                   14,300              623
   Tyco International (C)                               81,505            2,754
   UAL*                                                  6,400              260
   Union Pacific                                        10,939            1,260
   United Parcel Service, Cl B                         118,559            8,655
   United Rentals*                                      14,900              485
   United Technologies                                  22,004            1,561
   URS*                                                    949               46
   US Airways Group*                                     3,800              115
   Waste Management (C)                                 34,600            1,351
   WESCO International*                                 25,559            1,545
   WW Grainger                                           3,867              360
                                                                 ---------------
                                                                        139,336
                                                                 ---------------
INFORMATION TECHNOLOGY -- 16.1%
   Accenture, Cl A                                      10,700              459
   Activision*                                          17,200              321
   ADC Telecommunications*                               3,200               59
   Adobe Systems*                                        8,700              349
   Advanced Energy Industries*                           5,200              118
   Agilent Technologies (C)*                            52,345            2,012
   Akamai Technologies*                                 16,256              791
   Alliance Data Systems*                                8,500              657
   Altera*                                              47,700            1,056
   Amdocs*                                               3,500              139
   Amphenol, Cl A                                       10,448              372
   Apple*                                                5,448              665
   Applied Materials (C)                               175,776            3,493
   aQuantive*                                            1,300               83
   Arrow Electronics (C)*                              162,871            6,259
   Atmel*                                               49,327              274
   Autodesk*                                             3,600              170
   Automatic Data Processing                            23,601            1,144
   Avaya*                                               15,174              256
   Avnet (C)*                                           88,949            3,526
   BEA Systems*                                         17,200              235
   BMC Software*                                        33,095            1,003
   Broadcom, Cl A*                                         658               19
   Broadridge Financial Solutions*                       2,725               52
   CA                                                    3,100               80
   Cadence Design Systems (C)*                         126,652            2,781
   CDW                                                   2,277              193
   Ceridian*                                             7,200              252


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Check Point Software Technologies*                   74,900   $        1,708
   Checkfree*                                            8,124              327
   Cisco Systems (C) *                                 280,930            7,824
   Cognizant Technology Solutions,
     Cl A*                                               5,000              375
   CommScope*                                            1,100               64
   Computer Sciences (C)*                               95,576            5,653
   Compuware (C)*                                      138,700            1,645
   Convergys (C)*                                       65,700            1,593
   Dell*                                                 2,600               74
   Diebold                                               4,500              235
   DST Systems*                                          9,621              762
   eBay (C)*                                           371,900           11,968
   Electronic Arts*                                      3,500              166
   Electronic Data Systems (C)                         164,740            4,568
   EMC (C)*                                            140,700            2,547
   Exar*                                                26,200              351
   F5 Networks*                                          1,800              145
   Factset Research Systems                             14,900            1,018
   Fair Isaac (C)                                       20,900              839
   Fairchild Semiconductor International*               12,651              244
   Fidelity National Information Services                7,546              410
   First Data                                           11,741              384
   Fiserv (C)*                                          54,205            3,079
   Google, Cl A (C)*                                    28,979           15,167
   Harris                                               30,604            1,669
   Hewlett-Packard (C)                                 366,829           16,368
   Ingram Micro, Cl A (C)*                             181,424            3,939
   Integrated Device Technology*                         4,900               75
   Intel (C)                                           175,609            4,172
   International Business Machines (C)                 169,894           17,881
   International Rectifier*                             21,700              809
   Intevac*                                              3,300               70
   Intuit*                                             297,072            8,936
   Iron Mountain*                                        9,200              240
   Jabil Circuit                                        69,709            1,539
   Juniper Networks*                                    13,200              332
   Kla-Tencor                                           31,300            1,720
   L-1 Identity Solutions*                              38,000              777
   Lam Research*                                        33,892            1,742
   Lexmark International, Cl A*                         19,800              976
   Linear Technology                                     1,489               54
   LSI Logic*                                           34,925              262
   Marvell Technology Group*                             8,600              157
   Mastercard, Cl A                                      1,300              216
   McAfee*                                              12,700              447
   MEMC Electronic Materials*                            4,959              303
   Mettler Toledo International*                        15,762            1,505
   Microsoft (C)                                       505,120           14,886
   Molex                                                 6,876              206
   Motorola                                              1,774               31
   NAVTEQ*                                               1,200               51
   NCR (C)*                                             34,224            1,798
   Network Appliance (C)*                               23,365              682
   Novellus Systems*                                    16,303              463
   Nvidia*                                              18,688              772
   Oracle (C)*                                         344,308            6,786
   Paychex                                             188,541            7,376
   PMC - Sierra*                                       128,600              994
   QLogic*                                              26,308              438
   Qualcomm (C)                                        326,800           14,180
   Rambus*                                               9,800              176
   Red Hat*                                              1,842               41
   Research In Motion*                                  44,500            8,900
   Salesforce.com*                                       8,200              351
   SanDisk*                                            121,100            5,927
   Seagate Technology                                  328,700            7,156

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Silicon Image*                                       23,400   $          201
   Silicon Laboratories*                                43,000            1,488
   Solectron*                                           59,180              218
   SYKES Enterprises*                                   20,800              395
   Symantec*                                           137,456            2,777
   SYNNEX*                                                 400                8
   Synopsys*                                            10,128              268
   Tech Data (C)*                                       91,360            3,514
   Tektronix                                            37,700            1,272
   Teradyne*                                            86,700            1,524
   Texas Instruments (C)                               125,141            4,709
   Trimble Navigation*                                   2,700               87
   Unisys*                                             103,099              942
   Valueclick (C)*                                      39,200            1,155
   Varian Semiconductor Equipment
     Associates*                                         1,500               60
   VeriFone Holdings*                                    2,300               81
   VeriSign*                                             1,900               60
   Vishay Intertechnology*                              74,328            1,176
   Western Union*                                      239,356            4,986
   Xerox*                                               60,739            1,122
   Xilinx                                               49,600            1,328
   Zebra Technologies, Cl A*                            29,500            1,143
                                                                 ---------------
                                                                        251,881
                                                                 ---------------

MATERIALS -- 3.7%
   Air Products & Chemicals                             14,000            1,125
   AK Steel Holding*                                     2,000               75
   Albemarle                                            12,500              482
   Alcan (C)                                            23,800            1,935
   Alcoa (C)                                            71,782            2,909
   Allegheny Technologies                                5,200              545
   Ashland                                              20,100            1,285
   Ball                                                  5,300              282
   Bemis                                                 6,900              229
   Cabot                                                 8,500              405
   Carpenter Technology                                  1,645              214
   Celanese, Ser A                                       7,300              283
   Chaparral Steel                                         800               57
   Cleveland-Cliffs                                        700               54
   Commercial Metals                                     8,900              301
   Crown Holdings (C)*                                 108,441            2,708
   Domtar*                                              13,100              146
   Dow Chemical                                         43,000            1,901
   E.I. Du Pont de Nemours                               8,400              427
   Eagle Materials                                      30,300            1,486
   Eastman Chemical                                      9,000              579
   Ecolab                                               24,698            1,055
   Florida Rock Industries                               1,500              101
   FMC                                                  12,930            1,156
   Freeport-McMoRan Copper & Gold,
     Cl B                                                3,750              311
   Gerdau Ameristeel (C)*                               83,600            1,223
   Headwaters*                                           2,300               40
   Hecla Mining*                                        57,900              494
   Huntsman (C)                                         77,070            1,874
   International Flavors & Fragrances                   13,600              709
   International Paper (C)                             104,652            4,087
   Lubrizol                                              2,100              136
   Lyondell Chemical                                    15,100              560
   Methanex                                             41,100            1,033
   Monsanto                                             22,012            1,487
   Mosaic*                                              42,200            1,647
   Nalco Holding                                         4,000              110
   Nova Chemicals (C)                                   40,700            1,448
   Nucor (C)                                            44,608            2,616
   Owens-Illinois                                       95,796            3,353


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Pactiv*                                              20,400   $          651
   PPG Industries                                        1,100               84
   Praxair                                             113,215            8,150
   Rohm & Haas                                          13,000              711
   RPM International                                     2,200               51
   Scotts Miracle-Gro, Cl A                              3,300              142
   Sealed Air                                            3,518              109
   Sigma-Aldrich                                         3,894              166
   Smurfit-Stone Container (C)*                        117,220            1,560
   Sonoco Products                                       8,677              371
   Southern Copper (C)                                  29,595            2,790
   Steel Dynamics (C)                                   24,100            1,010
   Titanium Metals*                                      3,454              110
   United States Steel                                   1,100              120
   Vulcan Materials (C)                                  8,900            1,019
   Weyerhaeuser                                          1,500              118
                                                                 ---------------
                                                                         58,030
                                                                 ---------------

TELECOMMUNICATION SERVICES -- 3.1%
   Alltel                                               22,092            1,492
   American Tower, Cl A*                                 8,559              359
   AT&T (C)                                            308,520           12,804
   Bell Aliant Regional Communications
     Income Fund (Canada) (D)*                           2,066               61
   CenturyTel                                           64,294            3,154
   Citizens Communications                              37,211              568
   Crown Castle International*                         131,615            4,774
   Embarq                                               36,098            2,287
   Leap Wireless International*                          5,900              499
   NII Holdings*                                         8,256              667
   Qwest Communications
     International (C)*                                112,531            1,092
   Rogers Communications, Cl B (C)*                     38,300            1,627
   SBA Communications, Cl A*                             1,400               47
   Sprint Nextel                                        69,300            1,435
   Telephone & Data Systems (C)                         37,800            2,365
   US Cellular (C)*                                     72,112            6,533
   Verizon Communications (C)                          154,847            6,375
   Windstream                                           80,852            1,193
                                                                 ---------------
                                                                         47,332
                                                                 ---------------

UTILITIES -- 2.9%
   AES*                                                 16,416              359
   AGL Resources                                         5,900              239
   Allegheny Energy*                                     6,121              317
   Alliant Energy                                       11,900              462
   Ameren                                                4,300              211
   American Electric Power                              35,422            1,595
   Atmos Energy                                         13,000              391
   Centerpoint Energy                                   46,200              804
   CMS Energy                                           63,248            1,088
   Consolidated Edison (C)                              40,200            1,814
   Constellation Energy Group                           17,800            1,552
   Dominion Resources                                    5,797              500
   DTE Energy                                            7,300              352
   Duke Energy                                           2,478               45
   Dynegy, Cl A*                                        13,700              129
   Edison International                                 50,900            2,857
   Energen (C)                                          48,000            2,637
   Energy East                                             800               21
   Entergy (C)                                           7,700              827
   Equitable Resources                                  16,600              823
   Exelon                                                4,374              318
   FirstEnergy                                          47,265            3,060
   FPL Group                                            22,000            1,248
   Great Plains Energy                                  11,400              332

--------------------------------------------------------------------------------
                                                  Shares/ Face
                                                     Amount       Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Integrys Energy Group                                 1,600   $           81
   KeySpan                                               8,000              336
   MDU Resources Group                                   5,370              151
   Mirant*                                               7,400              316
   National Fuel Gas                                     8,700              377
   NiSource                                             34,400              712
   Northeast Utilities                                  44,532            1,263
   NRG Energy (C)*                                      46,100            1,916
   NSTAR                                                16,400              532
   OGE Energy                                           11,000              403
   Oneok                                                19,400              978
   Pepco Holdings                                        3,400               96
   PG&E (C)                                             88,386            4,004
   Pinnacle West Capital                                17,300              689
   PPL                                                  10,362              485
   Progress Energy                                      26,900            1,226
   Public Service Enterprise Group                      34,953            3,068
   Puget Energy                                         19,324              467
   Questar                                               3,600              190
   Reliant Energy*                                      25,600              690
   SCANA                                                 6,139              235
   Sempra Energy                                        10,492              621
   Sierra Pacific Resources*                             2,300               40
   Southern                                             15,227              522
   TECO Energy                                           3,300               57
   TXU                                                  20,309            1,367
   UGI                                                  29,900              816
   Vectren                                               3,500               94
   Wisconsin Energy                                      2,200               97
   Xcel Energy                                          56,652            1,160
                                                                 ---------------
                                                                         44,970
                                                                 ---------------

Total Common Stock
   (Cost $1,277,043) ($ Thousands)                                    1,425,205
                                                                 ---------------

ASSET-BACKED SECURITIES -- 11.7 %

MORTGAGE RELATED SECURITIES -- 11.7%
   ABSC NIM Trust, Ser 2005-HE6,
     Cl A1
     5.050%, 08/27/35                            $          43               42
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2
     8.070%, 07/12/07                                      170              145
   Ace Securities, Ser 2003-OP1,
     Cl M1
     6.020%, 07/26/07                                      500              503
   Aegis Asset-Backed Securities
     Trust, Ser 2003-3, Cl M1
     6.020%, 07/25/07                                       69               69
   American Home Mortgage Assets,
     Ser 2006-3, Cl M5
     5.940%, 10/25/46                                      250              241
   American Home Mortgage
     Investment Trust, Ser 2005-1,
     Cl 6A
     5.294%, 07/25/07                                    4,417            4,381
   American Home Mortgage
     Investment Trust, Ser 2005-4,
     Cl 5A
     5.350%, 07/25/07                                    2,178            2,158
   American Home Mortgage
     Investment Trust, Ser 2006-1,
     Cl 2A3
     5.100%, 07/25/07                                    1,259            1,248


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1
     6.670%, 07/25/07                            $         427  $           427
   Ameriquest Mortgage Securities,
     Ser 2004-FR1, Cl A4
     3.243%, 05/25/34                                       78               77
   Argent Securities, Ser 2003-W5,
     Cl M1
     6.020%, 07/25/07                                      250              252
   Argent Securities, Ser 2003-W9,
     Cl M1
     6.010%, 07/26/07                                      343              345
   Asset-Backed Funding Certificates,
     Ser 2005-AQ1, Cl A2
     4.300%, 06/25/35                                      615              608
   Asset-Backed Funding NIM Trust,
     Ser 2005-WMC1, Cl N1
     5.900%, 07/26/35                                       32               32
   Asset-Backed Securities Home
     Equity Loan Trust, Ser 2003-HE5,
     Cl M1
     6.070%, 07/15/07                                      547              548
   Banc of America Commercial
     Mortgage, Ser 2006-2, Cl A1
     5.611%, 05/10/45                                      683              685
   Bear Stearns Asset-Backed
     Securities, Ser 2005-HE11, Cl A1
     5.500%, 11/25/35                                      117              115
   Bear Stearns Asset-Backed
     Securities, Ser 2007-AQ2, Cl A1
     5.420%, 07/31/07                                    2,316            2,316
   Bear Stearns Asset-Backed
     Securities, Ser 2007-HE3, Cl 1A1
     5.440%, 07/30/07                                    2,295            2,296
   Bear Stearns Asset-Backed
     Securities, Ser 2007-HE4, Cl 1A1
     5.440%, 07/31/07                                    2,860            2,861
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1
     5.440%, 07/25/07                                    2,482            2,482
   Chase Funding Mortgage Loan,
     Ser 2003-6, Cl 1A3
     3.340%, 05/25/26                                      360              356
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1
     4.975%, 07/01/07                                      636              645
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3
     6.470%, 07/27/07                                      235              232
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3
     7.320%, 07/27/07                                      375              343
   Countrywide Alternative Loan Trust,
     Ser 2006-OA11, Cl M3
     5.750%, 07/30/07                                      500              499
   Countrywide Alternative Loan Trust,
     Ser 2006-OA16, Cl M5
     5.870%, 10/25/46                                      225              212
   Countrywide Asset-Backed
     Certificates, Ser 2003-5, Cl MV2
     6.920%, 01/25/34                                      289              293
   Countrywide Asset-Backed
     Certificates, Ser 2005-7, Cl MV8
     6.770%, 07/27/07                                      250              242

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed
     Certificates, Ser 2006-S1, Cl A2
     5.549%, 08/25/21                            $       1,600   $        1,593
   Countrywide Home Equity Loan
     Trust, Ser 2006-D, Cl 2A
     5.520%, 07/30/07                                    1,587            1,587
   Countrywide Home Loans,
     Ser 2004-22, Cl A1
     5.084%, 07/01/07                                      435              431
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M4
     6.140%, 07/27/07                                      285              287
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M5
     6.190%, 07/27/07                                      195              194
   Countrywide Home Loans,
     Ser 2006-OA5, Cl 1M4
     6.370%, 07/27/07                                      275              271
   Countrywide Home Loans,
     Ser 2007-HYB1, Cl 1A1
     5.581%, 07/01/07                                    1,864            1,861
   Credit-Based Asset Servicing,
     Ser 2007-CB3, Cl A1
     5.766%, 03/25/37                                    4,410            4,399
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A1A
     5.410%, 07/27/07                                    2,333            2,333
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A2A
     5.844%, 04/25/37                                    2,577            2,574
   DSLA Mortgage Loan Trust,
     Ser 2004-AR4, Cl B1
     5.920%, 07/19/07                                      331              334
   FBR Securitization Trust,
     Ser 2005-2, Cl M10
     7.570%, 07/28/07                                      100               68
   FBR Securitization Trust,
     Ser 2005-4, Cl M11
     7.320%, 07/27/07                                      210              187
   FBR Securitization Trust,
     Ser 2005-4, Cl M12
     7.320%, 07/27/07                                       77               70
   FBR Securitization Trust,
     Ser 2005-5, Cl M12
     7.570%, 07/27/07                                      122              112
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF11, Cl M1
     5.570%, 07/06/07                                    3,500            3,493
   First Franklin Mortgage Loan,
     Ser 2003-FF5, Cl M6
     8.820%, 07/25/07                                       27               20
   First Franklin Mortgage Loan,
     Ser 2005-FF4, Cl 2A3
     5.540%, 07/25/07                                      933              933
   First Franklin Mortgage Loan,
     Ser 2005-FFH4, Cl N1
     5.682%, 12/25/35                                       27               24
   First Franklin Mortgage Loan,
     Ser 2006-FF14, Cl A2
     5.380%, 07/25/07                                    2,886            2,886
   First Horizon Alternative Mortgage
     Trust, Ser 2006-AA6, Cl 2A1
     5.686%, 07/01/07                                    3,745            3,735


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   First Horizon Asset Securities,
     Ser 2006-AR3, Cl 1A1
     5.695%, 07/01/07                            $         763   $          759
   GE-WMC Mortgage Securities NIM
     Trust, Ser 2005-2A, Cl N1
     5.500%, 01/25/36                                      131              126
   GMAC Mortgage Loan Trust,
     Ser 2004-HE2, Cl A2
     2.880%, 07/25/07                                       80               79
   GMAC Mortgage Loan Trust,
     Ser 2006-HE1, Cl A
     5.530%, 07/25/07                                    3,900            3,899
   GS Mortgage Securities,
     Ser 2006-GG6, Cl AM
     5.622%, 04/10/38                                    3,800            3,732
   GSAMP Trust, Ser 2007-HE2,
     Cl A2A
     5.440%, 07/20/07                                    2,831            2,832
   Greenwich Capital Commercial
     Funding, Ser 2006-GG7, Cl AM
     6.110%, 07/10/38                                    2,100            2,113
   Hasco NIM Trust, Ser 2006-OP2A,
     Cl A
     5.856%, 01/26/36                                        2                2
   Holmes Financing, Ser 2006-10A,
     Cl 1C
     5.626%, 07/16/07                                      600              600
   Home Equity Asset Trust,
     Ser 2003-4, Cl M2
     7.720%, 07/25/07                                      370              371
   Home Equity Asset Trust,
     Ser 2005-7N, Cl A
     6.500%, 02/27/36                                      278              194
   Home Equity Asset Trust,
     Ser 2005-9N, Cl A
     6.500%, 05/27/36                                      122               86
   Home Equity Asset Trust,
     Ser 2006-1N, Cl 1A
     6.500%, 05/27/36                                       70               52
   Home Equity Mortgage Trust,
     Ser 2006-5, Cl A1
     5.500%, 01/25/37                                    2,682            2,679
   Home Equity Mortgage Trust,
     Ser 2007-2, Cl 2A1A
     5.470%, 07/31/07                                    3,645            3,645
   IMPAC CMB Trust, Ser 2004-10,
     Cl 4M1
     5.920%, 03/25/35                                      407              410
   IMPAC Secured Assets CMO
     Owners Trust, Ser 2006-3, Cl A4
     5.410%, 07/27/07                                    2,339            2,339
   IMPAC Secured Assets CMO
     Owners Trust, Ser 2007-1, Cl A1
     5.380%, 07/25/07                                    6,014            6,013
   IMPAC Secured Assets CMO
     Owners Trust, Ser 2007-2,
     Cl 1A1A
     5.430%, 05/25/37                                    3,552            3,552
   IMPAC Secured Assets CMO
     Owners Trust, Ser 2007-3,
     Cl 1A1A
     5.430%, 07/31/07                                    3,548            3,548
   Indymac Index Mortgage Loan
     Trust, Ser 2006-AR12, Cl M2
     5.870%, 09/25/46                                      235              235

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indymac Index Mortgage Loan
     Trust, Ser 2006-AR2, Cl M6
     7.070%, 04/25/46                            $         240   $          231
   Indymac Index Mortgage Loan
     Trust, Ser 2006-AR4, Cl M4
     6.020%, 07/25/07                                      165              162
   Indymac Residential Asset Backed
     Trust
     5.520%, 07/25/07                                    3,735            3,735
   Irwin Home Equity, Ser 2007,
     Cl 2A1
     5.470%, 07/17/07                                    5,085            5,085
   JPMorgan Chase Commercial
     Mortgage, Ser 2006-LDP7, Cl AM
     5.875%, 07/01/07                                    2,700            2,706
   JPMorgan Mortgage Acquisition,
     Ser 2006-RM1, Cl A2
     5.400%, 07/27/07                                      716              716
   JPMorgan Mortgage Acquisition,
     Ser 2006-WF1, Cl A1B
     5.420%, 07/31/07                                      753              753
   Lehman XS Trust, Ser 2005-5N,
     Cl M3
     6.320%, 07/25/07                                      600              588
   Lehman XS Trust, Ser 2005-5N,
     Cl M4
     7.070%, 07/31/07                                      725              650
   Lehman XS Trust, Ser 2005-7N,
     Cl M51
     6.570%, 07/31/07                                      150              143
   Lehman XS Trust, Ser 2005-7N,
     Cl M7I
     7.070%, 07/27/07                                      325              290
   Lehman XS Trust, Ser 2005-9N,
     Cl M4
     6.720%, 07/30/07                                      225              221
   Lehman XS Trust, Ser 2005-9N,
     Cl M6
     7.070%, 07/30/07                                      415              387
   Lehman XS Trust, Ser 2006-11,
     Cl M10
     7.320%, 07/25/07                                      210              168
   Lehman XS Trust, Ser 2006-12N,
     Cl M4
     5.870%, 07/25/07                                      270              271
   Lehman XS Trust, Ser 2006-12N,
     Cl M5
     5.920%, 07/25/07                                      150              146
   Lehman XS Trust, Ser 2006-2N,
     Cl M5
     6.470%, 07/27/07                                      240              237
   Long Beach Asset Holdings,
     Ser 2006-2, Cl N1
     5.780%, 04/25/46                                       36               23
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3
     5.650%, 07/27/07                                      649              650
   Master Adjustable Rate Mortgage
     Trust, Ser 2005-2, Cl 3A1
     4.756%, 07/01/07                                      796              803
   Master Asset-Backed Securities
     NIM Trust, Ser 2006-CI13, Cl N1
     7.000%, 12/25/35                                        4                3
   Merrill Lynch Mortgage Investors,
     Ser 2005-A4, Cl 1A
     4.775%, 07/01/07                                      674              679


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
     Ser 2005-FF6, Cl N1
     4.500%, 05/25/36                            $          39   $           38
   Merrill Lynch Mortgage Investors,
     Ser 2006-1, Cl 1A
     5.328%, 07/01/07                                    1,913            1,925
   Merrill Lynch Mortgage Investors,
     Ser 2006-MLN1, Cl A2A
     5.390%, 07/29/07                                      783              783
   Merrill Lynch Mortgage Investors,
     Ser 2006-RM4, Cl A2A
     5.400%, 07/27/07                                    1,223            1,223
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A
     5.440%, 07/30/07                                    2,855            2,855
   Merrill Lynch Mortgage Investors,
     Ser 2007-MLN1, Cl A2A
     5.430%, 07/26/07                                    5,150            5,150
   Merrill Lynch Mortgage Investors,
     Ser 2007-SL1, Cl A1A
     5.620%, 07/11/07                                    2,543            2,543
   Morgan Stanley Capital I,
     Ser 2003-NC10, Cl M1
     6.000%, 07/27/07                                      583              583
   Morgan Stanley Dean Witter
     Capital I, Ser 2003-NC1, Cl M2
     8.394%, 07/27/07                                      137              137
   New Century Home Equity Loan
     Trust, Ser 2003-B, Cl M1
     5.970%, 07/27/07                                      566              568
   New Century Home Equity Loan
     Trust, Ser 2004-A, Cl AII3
     4.450%, 07/01/07                                      398              395
   New Century Home Equity Loan
     Trust, Ser 2005-A, Cl A2
     4.461%, 07/25/07                                      969              961
   Nomura Asset Acceptance,
     Ser 2007-1, Cl 1A1A
     5.995%, 07/09/07                                    2,516            2,498
   Nomura Home Equity Loan,
     Ser 2007-3, Cl 2A1
     5.460%, 07/31/07                                    4,068            4,069
   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A
     5.420%, 07/31/07                                    4,102            4,102
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1
     5.970%, 07/23/07                                      306              307
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10
     7.820%, 07/27/07                                      100               89
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11
     7.820%, 07/27/07                                      190              147
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1
     5.440%, 07/26/07                                    3,084            3,084
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1,
     Cl AF1
     5.424%, 12/25/36                                    1,963            1,954
   Ownit Mortgage Loan NIM Trust,
     Ser 2005-5A, Cl N1
     5.500%, 10/25/36                                       32               32

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   People's Financial Realty Mortgage
     Security, Ser 2006-1, Cl B1
     7.820%, 07/03/07                            $         243   $          227
   RAAC, Ser 2007-SP1, Cl A1
     5.450%, 07/10/07                                    3,468            3,468
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3
     5.720%, 07/27/07                                      378              379
   Residential Accredit Loans,
     Ser 2006-Q04, Cl N1
     6.048%, 04/25/46                                      171              170
   Residential Accredit Loans,
     Ser 2006-Q06, Cl M5
     5.820%, 07/29/07                                      350              340
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M4
     6.040%, 07/25/07                                      250              241
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M5
     6.100%, 07/25/07                                      250              242
   Residential Asset Mortgage
     Products, Ser 2003-RS10, Cl AI5
     4.910%, 01/25/31                                      288              286
   Residential Asset Mortgage
     Products, Ser 2006-RZ4, Cl A1
     5.410%, 07/25/07                                    1,907            1,906
   Residential Asset Mortgage
     Products, Ser 2006-RZ4, Cl M9
     7.820%, 07/25/07                                      115               87
   Residential Asset Mortgage
     Products, Ser 2007-RS1, Cl A1
     5.400%, 07/09/07                                    1,975            1,974
   Residential Asset Securitization
     Trust, Ser 2004-IP2, Cl 3A1
     5.275%, 07/25/07                                    1,561            1,552
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A
     5.420%, 07/25/07                                    2,163            2,163
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B
     5.470%, 07/25/07                                    1,000            1,000
   SB Finance NIM Trust,
     Ser 2005-HE3, Cl N1
     4.750%, 09/25/35                                       81               73
   SB Finance NIM Trust,
     Ser 2006-KS4N, Cl N1
     7.500%, 06/25/36                                       83               78
   SLM Student Loan Trust,
     Ser 2006-C, Cl C
     5.745%, 09/28/07                                    1,000              992
   Saco I Trust, Ser 2005-10, Cl 2A1
     5.580%, 07/30/07                                    3,383            3,387
   Sail NIM Notes, Ser 2005-11A, Cl A
     7.500%, 01/27/36                                      252               46
   Sail NIM Notes, Ser 2006-BC1A,
     Cl A
     7.000%, 03/27/36                                      186               31
   Sharps SP I LLC NIM Trust,
     Ser 2005-HE3N, Cl N
     5.000%, 05/25/35                                      102               23
   Structured Adjustable Rate
     Mortgage Loan, Ser 2005-16XS,
     Cl M2
     6.220%, 07/25/07                                      505              501


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Structured Asset Investment Loan,
     Ser 2003-BC4, Cl M2
     8.320%, 07/25/07                            $         268   $          269
   Structured Asset Investment Loan,
     Ser 2005-4, Cl M11
     7.820%, 07/25/07                                      250              226
   Structured Asset Mortgage
     Investments, Ser 2006-AR1, Cl B4
     6.270%, 07/27/07                                      191              193
   Structured Asset Mortgage
     Investments, Ser 2006-AR1, Cl B5
     6.370%, 07/27/07                                      121              122
   Terwin Mortgage Trust,
     Ser 2006-2HGS, Cl A1
     4.500%, 03/25/37                                    2,442            2,412
   Terwin Mortgage Trust,
     Ser 2006-2HGS, Cl AX, IO
     20.000%, 03/25/37                                     324               --
   Terwin Mortgage Trust,
     Ser 2006-2HGS, Cl B1
     6.100%, 07/25/07                                      300               31
   Terwin Mortgage Trust,
     Ser 2006-4SL, Cl A1
     4.500%, 05/25/37                                    2,440            2,417
   Terwin Mortgage Trust, Ser 2006-6,
     Cl A1
     4.500%, 07/25/37                                    1,064            1,054
   Terwin Mortgage Trust,
     Ser 2006-HF1, Cl A1A
     4.500%, 02/25/37                                      605              601
   Wachovia Student Loan Trust,
     Ser 2006-1, Cl B
     5.595%, 09/29/07                                    3,200            3,207
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY2, Cl 1A1
     5.776%, 04/25/37                                    1,942            1,926
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-
     HY4, Cl 1A1
     5.575%, 07/01/07                                    4,697            4,651
   Washington Mutual Mortgage Pass-
     Through Certificates,
     Ser 2007-HY6, Cl 1A1
     5.707%, 06/25/37                                    3,923            3,903
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8A
     8.320%, 07/28/07                                      300              281
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $183,224) ($ Thousands)                                        181,860
                                                                 ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 4.8%
   FHLMC TBA
     6.000%, 11/01/21                                      972              976
   FHLMC
     6.000%, 07/01/17                                    1,000            1,006
   FHLMC CMO STRIPS, Ser 232,
     Cl IO, IO
     5.000%, 08/01/35                                    5,759            1,492
   FHLMC CMO STRIPS, Ser 233,
     Cl 12, IO
     5.000%, 09/15/35                                    1,105              287
   FNMA
     5.500%, 11/01/20                                      872              860

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
     5.500%, 12/01/20                            $         862   $          850
     5.500%, 12/01/20                                      881              868
     5.500%, 01/01/21                                      870              858
     5.500%, 01/01/21                                      894              881
     5.500%, 01/01/21                                      875              862
     5.500%, 02/01/21                                      795              783
     5.500%, 02/01/21                                      987              972
     5.500%, 03/01/21                                    3,709            3,655
     5.500%, 03/01/21                                    2,785            2,744
     5.500%, 03/01/21                                      858              845
     5.500%, 03/01/21                                      887              874
     5.500%, 06/01/21                                        3                3
     0.000%, 09/19/07                                      350              346
   FNMA ARM
     5.507%, 05/01/36                                      937              932
   FNMA TBA
     6.500%, 07/01/37                                    8,000            8,075
     6.500%, 08/15/37                                    4,000            4,034
     5.500%, 07/01/22                                   22,000           21,670
     5.000%, 07/01/22                                   12,300           11,885
   FNMA CMO STRIPS, Ser 359, Cl 6,
     IO
     5.000%, 11/01/35                                      404              103
   FNMA CMO STRIPS, Ser 360, Cl 2,
     IO
     5.000%, 08/01/35                                   19,385            5,038
   GNMA
     5.000%, 06/20/34                                      494              497
     4.500%, 06/20/36                                      453              456
   GNMA ARM
     6.000%, 02/20/35                                      336              339
     5.500%, 08/20/34                                      538              541
     5.500%, 01/20/36                                      360              363
     5.000%, 07/20/35                                      328              330
     5.000%, 01/20/36                                      404              405
     4.750%, 03/20/34                                      455              454
                                                                 ---------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $73,867) ($ Thousands)                                          74,284
                                                                 ---------------

COMMERCIAL PAPER (B) -- 1.7%

FINANCIALS -- 1.7%
   American General Finance
     5.284%, 07/06/07                                   10,000            9,993
   BNP Paribas Finance
     5.276%, 07/09/03                                   10,000            9,969
   ING Funding
     5.277%, 07/11/07                                    7,500            7,489
                                                                 ---------------
Total Commercial Paper
   (Cost $27,451) ($ Thousands)                                          27,451
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
   FHLMC (B)
     5.191%, 07/02/07                                      100              100
     5.188%, 07/16/07                                      800              798
     5.249%, 11/09/07                                    9,500            9,326
   FNMA (B)
     5.346%, 11/02/07                                    1,125            1,105
                                                                 ---------------
Total U.S. Government Agency Obligations
   (Cost $11,330) ($ Thousands)                                          11,329
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 0.8%

CONSUMER DISCRETIONARY -- 0.1%
   COX Communications
     4.625%, 06/01/13                            $         375   $          351
   Comcast
     5.300%, 01/15/14                                      470              453
   Time Warner
     6.875%, 05/01/12                                      375              391
                                                                 ---------------
                                                                          1,195
                                                                 ---------------
CONSUMER STAPLES -- 0.0%
   CVS Caremark
     5.750%, 06/01/17                                      230              222
                                                                 ---------------
ENERGY -- 0.0%
   Kinder Morgan Energy Partners
     5.000%, 12/15/13                                      375              355
                                                                 ---------------
FINANCIALS -- 0.5%
   Bear Stearns
     5.350%, 02/01/12                                      390              383
   CIT Group
     5.000%, 02/13/14                                      500              469
   Capmark Financial Group
     6.300%, 05/10/17                                       55               54
     5.875%, 05/10/12                                      110              109
   Discover Financial Services
     6.450%, 06/12/17                                      115              115
   Genworth Financial
     5.750%, 06/15/14                                      275              274
     5.650%, 06/15/12                                      575              575
   Goldman Sachs Group
     5.500%, 11/15/14                                      750              731
   Household Finance
     6.375%, 10/15/11                                      375              385
   JPMorgan Chase
     5.125%, 09/15/14                                      375              360
   Lehman Brothers Holdings MTN
     5.750%, 05/17/13                                      125              125
     5.500%, 04/04/16                                      250              243
   Merrill Lynch
     6.050%, 05/16/16                                      375              371
   Morgan Stanley
     4.750%, 04/01/14                                      375              350
   Morgan Stanley MTN, Ser G
     5.650%, 07/04/07                                      380              378
   Prudential Financial MTN
     5.800%, 06/15/12                                      170              171
   Residential Capital LLC
     6.500%, 04/17/13                                      630              609
   Shinsei Finance Cayman Ltd.
     6.418%, 01/29/49                                      400              389
   Simon Property Group LP
     5.750%, 12/01/15                                      250              247
     5.600%, 09/01/11                                      210              210
   Wachovia
     5.300%, 10/15/11                                      680              673
     4.875%, 02/15/14                                      250              238
   Washington Mutual Preferred
     Funding
     6.534%, 03/15/49                                      400              386

--------------------------------------------------------------------------------
                                                  Face Amount
                                                ($ Thousands)/    Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------
   iStar Financial, Ser 1
     5.875%, 03/15/16                            $         250   $          241
                                                                 ---------------
                                                                          8,086
                                                                 ---------------
HEALTH CARE -- 0.1%
   Aetna
     5.750%, 06/15/11                                      375              377
   Teva Pharmaceutical Finance LLC
     5.550%, 02/01/16                                      375              359
   WellPoint
     6.800%, 08/01/12                                      250              262
                                                                 ---------------
                                                                            998
                                                                 ---------------
INDUSTRIALS -- 0.0%
   Lafarge
     6.150%, 07/15/11                                      230              234
   US Steel
     5.650%, 06/01/13                                      120              118
                                                                 ---------------
                                                                            352
                                                                 ---------------
PETROLEUM & FUEL PRODUCTS -- 0.0%
   Weatherford International
     6.350%, 06/15/17                                      165              167
     5.950%, 06/15/12                                      205              207
                                                                 ---------------
                                                                            374
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group PLC
     5.625%, 02/27/17                                      230              220
     5.350%, 02/27/12                                       80               79
                                                                 ---------------
                                                                            299
                                                                 ---------------
UTILITIES -- 0.1%
   Dominion Resources
     4.750%, 12/15/10                                      250              244
   Exelon Generation
     6.950%, 06/15/11                                      375              389
                                                                 ---------------
                                                                            633
                                                                 ---------------
Total Corporate Obligations
   (Cost $12,513) ($ Thousands)                                          12,514
                                                                 ---------------

CASH EQUIVALENTS** ++ -- 4.1%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.190%                  64,142,088           64,142
                                                                 ---------------
Total Cash Equivalents
   (Cost $64,142) ($ Thousands)                                          64,142
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 0.4%
   U.S. Treasury Bills (B)
     4.960%, 07/05/07                                      500              500
     4.813%, 08/23/07 (A)                                2,618            2,600
   U.S. Treasury Bond
     2.375%, 04/15/11                                    4,095            4,050
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $7,193) ($ Thousands)                                            7,150
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                   Shares/Contracts    ($ Thousands)
--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%
  EDM, Expires: 06/16/08, Strike
     Price: $95.00                                          19   $           --
                                                                 ---------------
Total Purchased Options
  (Proceeds $8) ($ Thousands)                                                --
                                                                 ---------------

Total Investments -- 115.5%
  (Cost $1,656,771) ($ Thousands) +++                                 1,803,935
                                                                 ===============

COMMON STOCK SOLD SHORT -- (12.8)%

CONSUMER DISCRETIONARY -- (3.6)%
   Advance Auto Parts                                  (31,900)          (1,293)
   Amazon.com*                                         (18,500)          (1,266)
   Apollo Group, Cl A*                                 (11,517)            (673)
   Barnes & Noble (C)                                  (31,000)          (1,193)
   Career Education*                                   (24,037)            (812)
   Carmax*                                             (57,000)          (1,454)
   Chicos*                                              (8,730)            (212)
   Circuit City Stores                                 (73,700)          (1,111)
   Coldwater Creek*                                    (11,547)            (268)
   Corinthian Colleges*                                (62,400)          (1,016)
   Crocs*                                              (10,537)            (453)
   CVS Caremark                                         (7,800)            (284)
   Dillards, Cl A                                      (37,000)          (1,329)
   Discovery Holding, Cl A*                           (168,551)          (3,875)
   Dreamworks Animation SKG, Cl A*                     (39,009)          (1,125)
   Eastman Kodak (C)                                   (26,400)            (735)
   Fortune Brands                                      (17,500)          (1,441)
   Gentex                                             (267,575)          (5,269)
   H&R Block                                           (79,100)          (1,849)
   Hilton Hotels                                       (24,600)            (823)
   International Game Technology                       (42,468)          (1,686)
   International Speedway, Cl A                         (2,784)            (147)
   Interpublic Group (C)                              (149,300)          (1,702)
   ITT Educational Services*                            (2,811)            (330)
   Las Vegas Sands*                                    (38,000)          (2,903)
   Liberty Media Holding-Capital, Ser A*               (30,163)          (3,550)
   Limited                                             (32,700)            (898)
   MDC Holdings                                        (58,284)          (2,819)
   MGM Mirage                                          (15,500)          (1,278)
   News, Cl A                                          (19,400)            (411)
   OfficeMax                                           (39,600)          (1,556)
   Pulte Homes                                         (65,200)          (1,464)
   Quiksilver*                                         (94,200)          (1,331)
   R.H. Donnelley                                      (20,748)          (1,572)
   Sally Beauty Holdings                               (90,300)            (813)
   Scientific Games, Cl A*                             (68,000)          (2,377)
   Service                                             (16,312)            (208)
   Tiffany                                             (32,211)          (1,709)
   Warner Music Group                                  (90,800)          (1,312)
   Wynn Resorts*                                       (14,636)          (1,313)
   XM Satellite Radio Holdings, Cl A*                  (66,700)            (785)
                                                                 ---------------
                                                                        (56,645)
                                                                 ---------------
CONSUMER STAPLES -- (0.2)%
   Constellation Brands, Cl A*                         (12,289)            (298)
   Hansen Natural*                                     (30,200)          (1,298)
   Molson Coors Brewing, Cl B                           (4,941)            (457)
   Whole Foods Market                                  (15,617)            (598)
                                                                 ---------------
                                                                         (2,651)
                                                                 ---------------

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- (1.7)%
   Arch Coal                                           (48,300)  $       (1,681)
   Cameco                                              (41,900)          (2,126)
   CNX Gas*                                            (58,100)          (1,778)
   Denbury Resources*                                  (44,800)          (1,680)
   Diamond Offshore Drilling                            (3,900)            (396)
   Enbridge                                            (43,100)          (1,456)
   Overseas Shipholding Group                             (189)             (15)
   Peabody Energy                                      (36,700)          (1,776)
   Pogo Producing                                      (61,097)          (3,103)
   Quicksilver Resources*                              (90,087)          (4,016)
   Rowan                                               (38,800)          (1,590)
   Spectra Energy                                      (96,918)          (2,516)
   Tetra Technologies*                                 (53,000)          (1,495)
   Transcanada                                         (40,300)          (1,387)
   W&T Offshore                                        (48,700)          (1,363)
   Western Refining                                        (81)              (5)
                                                                 ---------------
                                                                        (26,383)
                                                                 ---------------
FINANCIALS -- (1.4)%
   Astoria Financial                                    (2,320)             (58)
   Avalonbay Communities                                (6,200)            (737)
   Camden Property Trust                               (12,600)            (844)
   Capitol Federal Financial                           (32,200)          (1,189)
   Commerce Bancorp                                    (21,100)            (780)
   Douglas Emmett                                      (54,418)          (1,346)
   East West Bancorp                                    (1,099)             (43)
   Fidelity National Financial, Cl A                   (17,300)            (410)
   Hudson City Bancorp                                (441,848)          (5,399)
   IntercontinentalExchange*                              (549)             (81)
   Investment Technology Group*                        (17,800)            (771)
   Jefferies Group                                     (60,000)          (1,619)
   Leucadia National                                  (103,906)          (3,663)
   Marsh & McLennan                                     (5,200)            (161)
   Nasdaq Stock Market*                                (25,800)            (767)
   Peoples United Financial                            (65,310)          (1,158)
   Sovereign Bancorp                                   (14,628)            (309)
   T. Rowe Price Group                                  (5,200)            (270)
   TFS Financial*                                       (4,489)             (52)
   Valley National Bancorp                             (71,928)          (1,618)
   Washington Mutual (C)                               (22,808)            (973)
                                                                 ---------------
                                                                        (22,248)
                                                                 ---------------
HEALTH CARE -- (1.8)%
   Advanced Medical Optics                             (39,100)          (1,364)
   Affymetrix*                                         (39,800)            (991)
   Boston Scientific*                                  (25,148)            (386)
   Brookdale Senior Living                             (57,219)          (2,607)
   Cooper                                              (64,042)          (3,415)
   Mckesson                                             (5,000)            (298)
   Omnicare                                            (81,200)          (2,928)
   Patterson*                                           (7,800)            (291)
   Pharmaceutical Product Development                  (84,288)          (3,226)
   Qiagen*                                             (83,500)          (1,485)
   Resmed*                                             (69,304)          (2,859)
   Respironics*                                        (31,000)          (1,320)
   Sepracor*                                           (18,500)            (759)
   Tenet Healthcare*                                  (367,100)          (2,390)
   Thermo Fisher Scientific*                           (20,200)          (1,045)
   VCA Antech*                                         (22,000)            (829)
   Vertex Pharmaceuticals*                             (79,565)          (2,272)
                                                                 ---------------
                                                                        (28,465)
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- (1.2)%
   AMR*                                                (48,300)  $       (1,273)
   Corporate Executive Board                           (47,790)          (3,102)
   Covanta Holding*                                    (54,400)          (1,341)
   Expeditors International Washington                 (14,200)            (586)
   Fastenal                                            (40,870)          (1,711)
   Joy Global                                           (9,200)            (537)
   Kirby*                                              (29,300)          (1,125)
   Southwest Airlines                                 (204,049)          (3,042)
   Spirit Aerosystems Holdings, Cl A*                  (43,400)          (1,565)
   Steelcase, Cl A                                     (30,000)            (555)
   Stericycle*                                         (34,696)          (1,543)
   Sunpower, Cl A*                                     (26,600)          (1,677)
   Uti Worldwide                                       (41,000)          (1,098)
                                                                 ---------------
                                                                        (19,155)
                                                                 ---------------
INFORMATION TECHNOLOGY -- (2.3)%
   Advanced Micro Devices*                             (93,000)          (1,330)
   Automatic Data Processing                            (8,415)            (408)
   Avid Technology*                                    (27,100)            (958)
   BEA Systems*                                        (75,950)          (1,040)
   Brocade Communication Systems*                       (1,059)              (8)
   CACI International, Cl A*                            (4,800)            (234)
   Compuware*                                          (14,081)            (167)
   Cypress Semiconductor*                              (37,700)            (878)
   Equinix*                                            (15,800)          (1,445)
   F5 Networks*                                        (13,820)          (1,114)
   Fair Isaac                                          (37,116)          (1,489)
   Fairchild Semiconductor, Cl A*                      (54,200)          (1,047)
   Global Payments                                      (3,507)            (139)
   Intersil, Cl A                                      (49,877)          (1,569)
   JDS Uniphase*                                       (25,772)            (346)
   Juniper Networks*                                   (88,180)          (2,219)
   Linear Technology                                   (14,787)            (535)
   LSI Logic*                                         (145,100)          (1,090)
   Mastercard, Cl A                                        (32)              (5)
   Micron Technology                                   (97,400)          (1,220)
   Novell*                                             (33,800)            (263)
   Paychex                                            (102,474)          (4,009)
   PMC-Sierra*                                         (87,556)            (677)
   Qlogic*                                            (104,966)          (1,748)
   Rambus*                                             (44,151)            (794)
   Red Hat*                                            (48,868)          (1,089)
   Salesforce.com*                                     (63,969)          (2,742)
   SanDisk*                                            (37,050)          (1,813)
   SAVVIS*                                             (29,300)          (1,451)
   Silicon Laboratories*                               (87,611)          (3,032)
   VeriFone Holdings*                                   (9,900)            (349)
                                                                 ---------------
                                                                        (35,208)
                                                                 ---------------
MATERIALS -- (0.4)%
   Ivanhoe Mines*                                     (116,700)          (1,662)
   Mosaic                                              (55,500)          (2,166)
   Pactiv*                                              (2,588)             (83)
   Potash of Saskatchewan                              (25,100)          (1,957)
   Temple-Inland                                       (18,400)          (1,130)
                                                                 ---------------
                                                                         (6,998)
                                                                 ---------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                   Shares/Contracts    ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- (0.2)%
   Crown Castle International*                          (2,025)  $          (73)
   Level 3 Communications*                             (24,160)            (141)
   NII Holdings, Cl B*                                 (14,300)          (1,155)
   SBA Communications, Cl A*                           (20,026)            (673)
   Windstream                                          (29,050)            (429)
                                                                 ---------------
                                                                         (2,471)
                                                                 ---------------
UTILITIES -- 0.0%
   Aqua America                                             (6)              --
   Equitable Resources                                  (2,700)            (134)
                                                                 ---------------
                                                                           (134)
                                                                 ---------------
Total Common Stock Sold Short
   (Proceeds $(194,573)) ($ Thousands)                                 (200,358)
                                                                 ---------------
WRITTEN OPTIONS -- 0.0%
   EDM, Expires: 06/16/08, Strike
     Price: $95.50                                         (19)              --
                                                                 ---------------
Total Written Options
   (Premiums Received $(3)) ($ Thousands)                                    --
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Unrealized
                                                                                                                       Appreciation
Type of                                                                               Number of        Expiration    (Depreciation)
Contract                                                                              Contracts              Date     ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
90-Day Euro$                                                                                (72)       March 2008                28
90-Day Euro$                                                                                 (5)       March 2009                (2)
90-Day Euro$                                                                                (44)       March 2010                26
90-Day Euro$                                                                                (17)       March 2011                14
90-Day Euro$                                                                                 (5)       March 2012                 7
90-Day Euro$                                                                                 13         June 2008                 8
90-Day Euro$                                                                                 58         June 2009               (71)
90-Day Euro$                                                                               (143)        June 2010               158
90-Day Euro$                                                                                 (4)        June 2011                 4
90-Day Euro$                                                                                (54)   September 2007                35
90-Day Euro$                                                                                (11)   September 2008                 3
90-Day Euro$                                                                                 58    September 2009               (73)
90-Day Euro$                                                                                (24)   September 2010                22
90-Day Euro$                                                                                  2    September 2011                 3
90-Day Euro$                                                                                (50)    December 2007                22
90-Day Euro$                                                                               (123)    December 2008               127
90-Day Euro$                                                                                (45)    December 2009                25
90-Day Euro$                                                                                (24)    December 2010                22
90-Day Euro$                                                                                 (5)    December 2011                 7
S&P 500 Index                                                                               885    September 2007            (6,565)
U.S. 2-Year Note                                                                             40    September 2007               (29)
U.S. 10-Year Note                                                                           (27)   September 2007                16
U.S. Long Treasury Bond                                                                      17    September 2007               (29)
                                                                                                                            --------

                                                                                                                            $(6,242)
                                                                                                                            ========


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007


Swaps -- At June 30, 2007 the following Credit Default Swap agreements were outstanding:
--------------------------------------------------------------------------------

                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
Description                                                                                   Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.215% (0.860% per annum) times notional amount of Carnival Corp., 6.650%, 01/15/2028. Upon a defined credit event the Fund receives the notional amount and delivers the
   defined obligation. (Counter Party: JPMorgan)                                           6/20/12          $  650           $   --
Fund pays a quarterly payment of 0.200% (0.800% per annum) times notional amount of Campbell Soup Co., 4.875%, 10/01/2013. Upon a defined credit event the Fund receives the notional amount and delivers
   the defined obligation. (Counter Party: Bank of America)                                6/20/14           1,150                3
Fund receives a quarterly payment of 0.03666% (0.44% per annum) times notional amount of Dow Chemicals, 6.000%, 10/01/2012. Upon a defined credit event the Fund delivers the notional amount and takes receipt of
   the defined obligation. (Counter Party: Merrill Lynch)                                 12/20/11           1,500              (15)
Fund pays a quarterly payment of 0.02666% (0.320% per annum) times notional amount of Washington Mutual Co., 5.250%, 09/15/2017. Upon a defined credit event the Fund receives the notional amount and delivers
   the defined obligation. (Counter Party: JPMorgan)                                       3/20/12             700                1
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Weyerhauser Corp., 6.750%, 03/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers
   the defined obligation. (Counter Party: Merrill Lynch)                                  3/20/12             750               (1)
Fund pays a quarterly payment of 0.320% (1.280% per annum) times notional amount of Alcan Inc., 4.875%, 9/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
   defined obligation. (Counter Party: Bank of America)                                    3/20/14             650                2
Fund pays a quarterly payment of 0.270% (1.080% per annum) times notional amount of Southwest Airlines Co., 6.500%, 03/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers
   the defined obligation. (Counter Party: Merrill Lynch)                                 12/20/11             750               --
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Lubrizol Corp., 7.250%, 06/15/2035. Upon a defined credit event the Fund receives the notional amount and delivers the
   defined obligation. (Counter Party: Merrill Lynch)                                     12/20/11             750               (1)
Fund pays a quarterly payment of 0.690% (2.760% per annum) times notional amount of Donnelly (R.R.) & Sons, 4.950%, 04/01/2014. Upon a defined credit event the Fund receives the notional amount and delivers
   the defined obligation. (Counter Party: Merrill Lynch)                                 12/20/11             750                5
Fund pays a quarterly payment of 0.200% (0.800% per annum) times notional amount of PPG Industries Inc., 7.050%, 08/15/2009. Upon a defined credit event the Fund receives the notional amount and delivers
   the defined obligation. (Counter Party: JPMorgan)                                      12/20/11             750               (1)
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Lubrizol Corp., 7.250%, 06/15/2025. Upon a defined credit event the Fund receives the notional amount and delivers the
   defined obligation. (Counter Party: JPMorgan)                                          12/20/11             750                6
Fund pays a quarterly payment of 0.440% (1.760% per annum) times notional amount of Autozone Inc., 5.875%, 10/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
   defined obligation. (Counter Party: Bank of America)                                   12/20/11             750               (6)
Fund pays a quarterly payment of 0.475% (1.900% per annum) times notional amount of Meadwestvaco Corp., 6.850%, 04/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers
   the defined obligation. (Counter Party: Bank of America)                               12/20/11             750               (4)
Fund pays a quarterly payment of 0.460% (1.840% per annum) times notional amount of Autozone Inc., 5.875%, 10/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
   defined obligation. (Counter Party: JPMorgan)                                          12/20/11             750               --
Fund pays a quarterly payment of 1.180% (4.720% per annum) times notional amount of Gap Inc., 8.800%, 12/15/2008. Upon a defined credit event the Fund receives the notional amount and delivers the defined
   obligation. (Counter Party: JPMorgan)                                                  12/20/11             750                1


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                          Notional    Appreciation
                                                                                        Expiration          Amount   (Depreciation)
Description                                                                                   Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.425% (1.700% per annum) times notional amount of Eastman Chemical Inc., 7.600%, 02/01/2027. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11          $  750              $(3)
Fund pays a quarterly payment of 0.550% (2.200% per annum) times notional amount of Black & Decker Corp., 7.125%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11             750               (2)
Fund pays a quarterly payment of 0.190% (0.760% per annum) times notional amount of TJX Companies, 7.450%, 12/15/2009. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11             750               (2)
Fund pays a quarterly payment of 0.220% (0.880% per annum) times notional amount of Nucor Corp., 4.875%, 10/01/2012. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             750               (1)
Fund pays a quarterly payment of 0.130% (0.520% per annum) times notional amount of Lowes Companies Inc., 8.250%, 06/01/2010. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11             750               --
Fund pays a quarterly payment of 1.180% (4.720% per annum) times notional amount of Gap Inc., 8.800%, 12/15/2008. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             750                5
Fund pays a quarterly payment of 0.770% (3.080% per annum) times notional amount of Jones Apparel Group, 5.125%, 11/15/2014. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11             750               (9)
Fund pays a quarterly payment of 0.011666% (0.140% per annum) times notional amount of Pitney Bowes Inc. 4.625%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined
   obligation. (Counter Party: Bank of America)                                           12/20/11           1,500                3
Fund pays a quarterly payment of 0.445% (1.780% per annum) times notional amount of Darden Restaurants Inc., 7.125%, 02/01/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11             750               (3)
Fund pays a quarterly payment of 0.475% (1.900% per annum) times notional amount of The Limited Inc., 6.125%, 12/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11             750               (4)
Fund pays a quarterly payment of 0.550% (2.200% per annum) times notional amount of Black & Decker Corp., 7.125%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11             750               (1)
Fund pays a quarterly payment of 0.900% (3.600% per annum) times notional amount of MDC Holdings Inc., 5.500%, 05/15/2013. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11             750               (9)
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Hasbro Inc., 2.750%, 12/01/2021. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: JPMorgan)                                                                       12/20/11             750               (5)
Fund pays a quarterly payment of 0.340% (1.360% per annum) times notional amount of Agrium Inc., 8.250%, 02/15/2016. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: JPMorgan)                                                                       12/20/11             750               16
Fund pays a quarterly payment of 0.338% (1.352% per annum) times notional amount of Whirlpool Corp., 7.750%, 07/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11             750                6


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
Description                                                                                   Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Weyerhaeuser Company, 6.750%, 03/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11            $750              $--
Fund pays a quarterly payment of 0.220% (0.880% per annum) times notional amount of Nucor Corp., 4.875%, 10/01/2012. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: JPMorgan)                                                                       12/20/11             750                3
Fund pays a quarterly payment of 0.270% (1.080% per annum) times notional amount of Southwest Airlines Co., 6.500%, 03/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11             750               --
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Radian Group Inc., 7.750%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/13             750               (3)
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Johnson Controls, Inc., 7.125%, 07/15/2017. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13             750               (4)
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of MGIC Investment Corp., 6.000%, 09/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13             750               17
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of PMI Group Inc., 6.000%, 09/15/2016. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: JPMorgan)                                                                       12/20/13             750                6
Fund pays a quarterly payment of 0.370% (0.148% per annum) times notional amount of Johnson Controls Inc., 7.125%, 07/15/2017. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13             750               --
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of Alcan Inc., 4.875%, 09/15/2012. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750               16
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Radian Group Inc., 7.750%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13             750                1
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of PMI Group Inc., 6.000%, 09/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13             750               16
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of MGIC Investment Corp., 6.000%, 09/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/13             750               (3)
Fund pays a quarterly payment of 0.280% (1.120% per annum) times notional amount of Nordstrom Inc., 6.950%, 03/15/2028. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: JPMorgan)                                                                       12/20/13             750               (1)
Fund pays a quarterly payment of 0.025% (1.000% per annum) times notional amount of Dow Chemical Inc., 6.000%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/13             750                2
Fund pays a quarterly payment of 0.730% (2.920% per annum) times notional amount of Masco Corp., 5.875%, 07/15/2012. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750                1
Fund pays a quarterly payment of 0.260% (1.040% per annum) times notional amount of Dow Chemical Inc., 6.000%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/13             750                3


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
Description                                                                                   Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.280% (1.120% per annum) times notional amount of Nordstrom Inc., 6.950%, 03/15/2028. Upon a defined credit event the
   Fund receives notional amount and delivers the defined obligation.(Counter
   Party: Merrill Lynch)                                                                  12/20/13   $         750   $           (4)
Fund receives a quarterly payment of 0.0450% (0.54% per annum) times notional amount of ABX.HE.A 06-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: JPMorgan)                                                               7/25/45           1,875              (52)
Fund receives a quarterly payment of 0.0450% (0.54% per annum) times notional amount of ABX.HE.A 06-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                          7/25/45           2,000              (59)
Fund receives a quarterly payment of 0.03666% (0.44% per annum) times notional amount of ABX.HE.A 06-2 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Bank of America)                                                        5/25/46          18,000           (1,507)
Fund receives a quarterly payment of 0.05333% (0.64% per annum) times notional amount of ABX.HE.A 07-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: JPMorgan)                                                               8/25/37           1,000              (98)
Fund receives a quarterly payment of 0.05333% (0.64% per annum) times notional amount of ABX.HE.A 07-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Goldman Sachs)                                                          8/25/37             500              (41)
Fund receives a quarterly payment of 0.05333% (0.54% per annum) times notional amount of ABX.HE.A 07-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                          8/25/37             500              (53)
Fund receives a quarterly payment of 0.03333% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Bank of America)                                                       12/20/11          13,800               55
Fund receives a quarterly payment of 0.03333% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11             650                3
Fund receives a quarterly payment of 0.03333% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Bank of America)                                                       12/20/11             750               (2)
Fund receives a quarterly payment of 0.03333% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Bank of America)                                                       12/20/11             650               --
Fund receives a quarterly payment of 0.03333% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Bank of America)                                                       12/20/11           1,000               (1)
Fund receives a quarterly payment of 0.03333% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11           3,750               16
Fund receives a quarterly payment of 0.03333% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11          13,800               55
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     $       (1,653)
====================================================================================================================================


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2007


Swaps -- At June 30, 2007, the following Total Return Swap agreements were outstanding:
--------------------------------------------------------------------------------

                                                                                                          Notional   Net Unrealized
                                                                                        Expiration          Amount     Depreciation
Description                                                                                   Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset spread from Bank of America -
   CMBS AAA 10 YR Index plus 8 basis points times the notional amount.
   The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counter Party: Bank of America)                              09/28/07   $      15,000          $   (17)
Fund receives payment on the monthly reset spread from Bank of America -
   CMBS IG 10 YR Index plus 20 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates
   over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counter Party: Bank of America)                              10/31/07          12,000              (12)
Fund receives payment on the monthly reset spread from Bank of America -
   CMBS AAA 10 YR Index plus 7.5 basis points times the notional amount.
   The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counter Party: JPMorgan)                                     07/31/07          35,000              (40)
Fund receives payment on the monthly reset spread from Lehnman - CMBS 10
   YR AAA 8.5 Index plus 15 basis points times the notional amount.
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
   payment period. (Counter Party: JPMorgan)                                              12/31/07           5,000               --
Fund receives payment on the monthly reset spread from Bank of America -
   CMBS AAA 10 YR Index plus 5 basis points times the notional amount.
   The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counter Party: Bank of America)                              12/31/07           7,000               --
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     $          (69)
====================================================================================================================================

Percentages are based on Net Assets of $1,561,654 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investments Trust.

++ Investment in Affiliated Registered Investment Company.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) The rate reported is the effective yield at time of purchase.

(C) All or a portion of this security has been pledged as collateral for securities sold short.

(D) This security is traded on a foreign stock exchange. The total value of such securities as of June 30, 2007 was $119 ($ Thousands) and represented 0.01% of Net Assets.

ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--" are either $0 or have been rounded to $0

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $1,656,771 ($ Thousands), and the unrealized appreciation and depreciation were $160,773 ($ Thousands) and $(13,609) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.4%

CONSUMER DISCRETIONARY -- 12.4%
   1-800 Contacts (B)*                                  60,300   $        1,415
   Advance Auto Parts                                   47,000            1,905
   Aftermarket Technology (B)*                          42,053            1,248
   American Axle & Manufacturing
     Holdings                                           67,112            1,988
   American Greetings, Cl A (B)                         81,478            2,308
   Applebee's International (B)*                        32,256              777
   Arctic Cat                                           43,600              863
   ArvinMeritor (B)                                    156,600            3,476
   Asbury Automotive Group                              80,200            2,001
   Bally Technologies (B)*                              52,738            1,393
   Bebe Stores (B)                                      71,437            1,144
   Belo, Cl A                                          198,732            4,092
   Big 5 Sporting Goods                                 59,500            1,517
   Big Lots (B)*                                         6,500              191
   Blyth                                                25,900              688
   Books-A-Million                                       7,500              127
   Borders Group                                        33,600              640
   Brinker International                                35,738            1,046
   Brown Shoe                                           72,150            1,755
   Buckle                                               18,600              733
   Building Materials Holding (B)                       52,600              746
   Carrols Restaurant Group*                            95,700            1,459
   Cato, Cl A                                           59,500            1,305
   CBRL Group (B)                                       74,000            3,144
   Champion Enterprises (B)*                           146,600            1,441
   Cheesecake Factory*                                  14,300              351
   Childrens Place Retail Stores*                       28,400            1,467
   Cooper Tire & Rubber                                 49,674            1,372
   Corinthian Colleges (B)*                            145,400            2,369
   Courier                                              21,509              860
   CSK Auto (B)*                                       104,175            1,917
   Cumulus Media, Cl A (B)*                             87,400              817
   Dana                                                478,100              966
   Dillard's, Cl A                                      39,551            1,421
   Ethan Allen Interiors (B)                           159,485            5,462
   Finish Line, Cl A (B)                                88,354              805
   Furniture Brands International (B)                  120,000            1,704
   Genesco*                                              7,200              377
   Group 1 Automotive                                   11,000              444
   Handleman (B)                                        49,600              309
   Hilton Hotels                                        48,600            1,627
   HOT Topic (B)*                                       94,325            1,025
   Jackson Hewitt Tax Service                           17,200              483
   Jakks Pacific (B)*                                   50,900            1,432
   Jarden*                                              20,000              860
   Jo-Ann Stores*                                       37,000            1,052
   Journal Communications, Cl A                        107,100            1,393
   Journal Register                                     53,100              238
   K2 (B)*                                              76,800            1,167
   Kellwood (B)                                         96,700            2,719
   Kimball International, Cl B                          17,600              247
   Lakeland Industries*                                 76,370            1,058
   Landry's Restaurants (B)                             28,703              869
   Leapfrog Enterprises (B)*                           165,826            1,700
   Libbey*                                              65,993            1,423
   Lifetime Brands                                     132,900            2,718
   Lithia Motors, Cl A (B)                              34,100              864
   M/I Homes                                             2,200               59
   MarineMax (B)*                                      106,900            2,140
   Marriott International, Cl A                         12,000              519
   Marvel Entertainment (B)*                            67,500            1,720
   MDC Partners, Cl A*                                 417,338            3,652
   Men's Wearhouse                                      17,028              870

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Modine Manufacturing                                 75,500   $        1,706
   Morgans Hotel Group (B)*                             96,478            2,352
   Nautilus (B)                                         37,400              450
   O'Charleys (B)*                                      49,300              994
   Orient-Express Hotels, Cl A                          53,100            2,836
   Outdoor Channel Holdings (B)*                        56,800              640
   Pacific Sunwear of California*                       91,748            2,018
   Perry Ellis International*                           24,850              799
   Pier 1 Imports (B)                                  193,000            1,639
   Pinnacle Entertainment*                              59,000            1,661
   Polaris Industries (B)                               38,700            2,096
   Princeton Review*                                   306,604            1,466
   Quiksilver (B)*                                     290,100            4,099
   RC2*                                                 34,900            1,396
   Regis (B)                                            53,207            2,035
   Rent-A-Center*                                      109,400            2,870
   Ruby Tuesday                                         52,100            1,372
   Ryland Group (B)                                     19,000              710
   Sally Beauty Holdings (B)*                           70,262              632
   Scholastic (B)*                                      63,100            2,268
   Shoe Carnival*                                       15,200              418
   Sinclair Broadcast Group, Cl A                       52,200              742
   Sonic Automotive, Cl A (B)                          144,100            4,175
   Starwood Hotels & Resorts Worldwide                  94,600            6,345
   Stein Mart                                           36,400              446
   Steinway Musical Instruments                         13,000              450
   Stride Rite                                          88,736            1,798
   Talbots (B)                                         118,300            2,961
   Tempur-Pedic International (B)                       35,200              912
   Trans World Entertainment*                           56,100              260
   Tupperware Brands                                     7,900              227
   Tween Brands*                                        18,700              834
   Unifirst                                             27,591            1,215
   Vail Resorts (B)*                                    42,364            2,579
   Valassis Communications*                             26,500              456
   Warner Music Group                                  196,100            2,834
   West Marine (B)*                                     14,200              195
   World Wrestling Entertainment, Cl A                  52,700              843
   Zale (B)*                                           135,900            3,236
                                                                 ---------------
                                                                        152,843
                                                                 ---------------
CONSUMER STAPLES -- 4.3%
   Alliance One International*                          48,800              490
   BJ's Wholesale Club*                                159,700            5,754
   Casey's General Stores (B)                           52,490            1,431
   Central Garden and Pet (B)*                          92,300            1,132
   Chattem (B)*                                          6,400              406
   Chiquita Brands International (B)                   110,200            2,089
   Corn Products International                          23,137            1,052
   Del Monte Foods                                      67,300              818
   Elizabeth Arden*                                     58,802            1,427
   Hain Celestial Group*                               111,800            3,034
   JM Smucker                                           17,364            1,105
   Lancaster Colony                                     29,100            1,219
   Longs Drug Stores                                    10,000              525
   Molson Coors Brewing, Cl B (B)                       46,500            4,299
   Nash Finch (B)                                       42,900            2,124
   NBTY*                                                54,800            2,367
   Nu Skin Enterprises, Cl A                            82,743            1,365
   Pantry*                                              40,022            1,845
   Performance Food Group (B)*                          58,757            1,909
   Pilgrim's Pride (B)                                 105,800            4,038
   Ralcorp Holdings (B)*                                58,393            3,121
   Ruddick                                              71,100            2,142
   Sanderson Farms (B)                                  82,700            3,723
   Universal (B)                                        66,800            4,070


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Weis Markets                                         23,600   $          956
                                                                 ---------------
                                                                         52,441
                                                                 ---------------
ENERGY -- 6.5%
   American Oil & Gas*                                  68,500              465
   Atlas America                                        37,317            2,005
   Atwood Oceanics*                                     23,500            1,613
   Aurora Oil & Gas*                                   265,800              566
   Berry Petroleum, Cl A (B)                            60,174            2,267
   Cal Dive International (B)*                          83,400            1,387
   CARBO Ceramics (B)                                   39,400            1,726
   Cimarex Energy                                       93,300            3,677
   Comstock Resources*                                 123,800            3,710
   Delta Petroleum (B)*                                 65,500            1,315
   Double Hull Tankers                                  71,400            1,113
   Dresser-Rand Group*                                  67,700            2,674
   Edge Petroleum*                                      80,900            1,133
   Energy Partners*                                     32,594              544
   Forest Oil (B)*                                      82,450            3,484
   GeoMet*                                             186,706            1,430
   Global Industries*                                  179,600            4,817
   Goodrich Petroleum (B)*                              38,801            1,344
   Grey Wolf (B)*                                      656,700            5,411
   Gulf Island Fabrication                               7,500              260
   Gulfmark Offshore (B)*                                3,300              169
   Hercules Offshore (B)*                               53,401            1,729
   Holly                                                 8,600              638
   Input/Output (B)*                                   217,800            3,400
   InterOil*                                            10,100              191
   Lufkin Industries                                    13,400              865
   Mariner Energy (B)*                                 147,320            3,573
   Oceaneering International (B)*                       27,900            1,469
   Oil States International*                            27,500            1,137
   Petroquest Energy*                                    5,200               76
   Rosetta Resources (B)*                              187,100            4,030
   RPC (B)                                             188,800            3,217
   St Mary Land & Exploration                          111,700            4,091
   Stone Energy*                                        68,400            2,343
   Superior Energy Services*                            38,500            1,537
   Swift Energy*                                       114,784            4,908
   Tesoro                                               17,000              972
   Trico Marine Services*                                  200                8
   Universal Compression Holdings*                      14,400            1,044
   Uranium Resources*                                  110,620            1,220
   W-H Energy Services*                                 39,360            2,437
                                                                 ---------------
                                                                         79,995
                                                                 ---------------
FINANCIALS -- 25.2%
   1st Source                                            8,800              219
   ACA Capital Holdings (B)*                            26,800              319
   Acadia Realty Trust+ (B)                             41,400            1,074
   Advance America Cash Advance
     Centers                                            46,700              828
   Advanta, Cl B                                        54,400            1,694
   Affirmative Insurance Holdings                       20,500              313
   AMB Property+                                        67,800            3,608
   Amcore Financial                                     37,928            1,100
   American Equity Investment Life
     Holding (B)                                        84,742            1,024
   American Financial Realty Trust+                      9,800              101
   American Physicians Capital*                         13,000              527
   Ameris Bancorp                                        9,100              205
   Amtrust Financial Services (B)*                      49,900              938
   Anchor Bancorp Wisconsin                             25,100              657
   Annaly Capital Management+                          198,400            2,861
   Anthracite Capital+                                 152,100            1,780

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Anworth Mortgage Asset+                              94,600   $          856
   Arbor Realty Trust+                                 146,877            3,791
   Argonaut Group*                                      22,500              702
   Ashford Hospitality Trust+                           39,400              463
   Aspen Insurance Holdings                            112,900            3,169
   Assured Guaranty                                    104,100            3,077
   Asta Funding (B)                                      2,000               77
   AvalonBay Communities+                               32,600            3,876
   BancFirst                                            13,500              578
   Bancorpsouth                                        108,942            2,665
   Bank Mutual                                         154,439            1,781
   Bank of the Ozarks (B)                                6,700              187
   BankAtlantic Bancorp, Cl A                           98,516              848
   Bankunited Financial, Cl A (B)                       11,300              227
   Banner                                               17,500              596
   Berkshire Hills Bancorp                              20,600              649
   BioMed Realty Trust+ (B)                             44,300            1,113
   Boston Private Financial Holdings                    90,300            2,426
   Boston Properties+ (B)                               55,500            5,668
   British Land (United Kingdom)+ (I)                   69,404            1,866
   Camden Property Trust+                               20,212            1,354
   Capital Lease Funding+                              149,700            1,609
   Capital Trust, Cl A+ (B)                             40,600            1,386
   Capstead Mortgage+ (B)                               90,300              876
   Cardinal Financial                                   82,354              813
   Cash America International                           55,600            2,205
   Cathay General Bancorp (B)                           61,800            2,073
   CBRE Realty Finance+*                                70,000              832
   Chemical Financial                                   35,500              918
   Citizens Republic Bancorp (B)                        61,236            1,121
   City Bank                                            14,750              465
   City Holding                                         30,500            1,169
   CNA Surety*                                          25,500              482
   Columbia Banking System (B)                          49,600            1,451
   Commerce Group                                       45,400            1,576
   Community Bancorp*                                    4,500              126
   Community Bank System                                22,500              450
   Community Trust Bancorp (B)                          15,790              510
   CompuCredit (B)*                                     63,100            2,210
   Corporate Office Properties Trust+                   22,700              931
   Corus Bankshares (B)                                114,500            1,976
   Cousins Properties+ (B)                              10,000              290
   Darwin Professional Underwriters*                    32,700              823
   Dawnay Day Sirius (United
     Kingdom) (I)*                                     260,400              339
   Dawnay Day Treveria (United
     Kingdom) (I)*                                     471,407              713
   DCT Industrial Trust+ (B)*                          194,000            2,087
   Dearborn Bancorp*                                    35,900              609
   Delphi Financial Group, Cl A                         44,550            1,863
   DiamondRock Hospitality+                             45,000              859
   Douglas Emmett+ (B)*                                156,800            3,879
   Eagle Hospitality Properties Trust+                  82,400            1,084
   Education Realty Trust+ (B)                         147,837            2,074
   Employers Holdings*                                  66,049            1,403
   Endurance Specialty Holdings                         50,736            2,031
   Entertainment Properties Trust+ (B)                  13,600              731
   Equity One+ (B)                                      82,640            2,111
   Equity Residential+ (B)                             164,300            7,497
   FBL Financial Group, Cl A                            16,300              641
   Federal Agricultural Mortgage,
     Cl C (B)                                           38,900            1,331
   Federal Realty Investment Trust+                      4,500              348
   FelCor Lodging Trust+                                98,700            2,569
   Financial Federal                                    28,800              859
   First American                                       79,800            3,950
   First Community Bancshares                            5,900              184


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   First Financial (B)                                   4,800   $          141
   First Financial Bancorp                             107,859            1,617
   First Financial Bankshares (B)                        6,500              252
   First Financial Holdings                             10,500              343
   First Industrial Realty Trust+ (B)                   54,100            2,097
   First Merchants                                      33,400              803
   First Midwest Bancorp                                63,500            2,255
   First Niagara Financial Group                       167,000            2,188
   First State Bancorporation                           54,010            1,150
   FirstFed Financial (B)*                              26,900            1,526
   FirstMerit (B)                                      115,585            2,419
   Flagstar Bancorp                                     52,400              631
   Flushing Financial                                   29,400              472
   FNB (Virginia)                                        3,200              115
   Fpic Insurance Group (B)*                            16,800              685
   Franklin Bank (B)*                                   16,800              250
   Frontier Financial (B)                               13,950              314
   GAMCO Investors, Cl A                                22,100            1,239
   General Growth Properties+ (B)                      158,870            8,412
   Gramercy Capital+                                   102,726            2,829
   Great Southern Bancorp                                2,100               57
   Greater Bay Bancorp (B)                              21,400              596
   Greene County Bancshares                              6,400              200
   Greenlight Capital Re*                               16,760              378
   Hallmark Financial Services*                        100,460            1,218
   Hammerson (United Kingdom)+ (I)                      56,433            1,624
   Hancock Holding                                      45,015            1,690
   Hanmi Financial (B)                                  66,000            1,126
   Harleysville Group                                    6,600              220
   Heritage Commerce                                     7,400              175
   Hersha Hospitality Trust+                            35,800              423
   Highland Hospitality+                                36,500              701
   Hilb Rogal & Hobbs (B)                               94,600            4,055
   Horace Mann Educators                                72,264            1,535
   Horizon Financial                                     8,400              183
   Host Hotels & Resorts+ (B)                          423,655            9,795
   HRPT Properties Trust+ (B)                           95,700              995
   IMPAC Mortgage Holdings+ (B)                         67,100              309
   Infinity Property & Casualty (B)                     33,808            1,715
   Innkeepers USA Trust+                               140,282            2,487
   Intervest Bancshares*                                21,900              617
   IPC Holdings                                         35,427            1,144
   Irwin Financial                                      29,800              446
   ITLA Capital                                          6,100              318
   KBW (B)*                                             54,400            1,598
   Kimco Realty+                                       193,400            7,363
   Lakeland Financial (B)                                4,700              100
   Land Securities Group (United
     Kingdom)+ (I)                                      59,597            2,084
   LandAmerica Financial Group                           9,000              868
   LaSalle Hotel Properties+                            39,300            1,706
   Liberty Property Trust+                              35,800            1,573
   Luminent Mortgage Capital+ (B)                      285,200            2,878
   MAF Bancorp                                          20,600            1,118
   Maguire Properties+                                  53,800            1,847
   Marlin Business Services*                            43,300              923
   Max Capital                                          56,100            1,588
   MetroCorp Bancshares (B)                              3,300               71
   MFA Mortgage Investments+                           150,200            1,093
   National Financial Partners                          11,644              539
   National Interstate                                  13,600              355
   National Retail Properties+ (B)                      90,400            1,976
   NBT Bancorp                                          41,600              939
   NewAlliance Bancshares (B)                          105,092            1,547
   Newcastle Investment+ (B)                           112,400            2,818
   NorthStar Realty Finance+                            46,300              579
   Novastar Financial+ (B)                              11,700               82

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   NYMAGIC                                              13,100   $          527
   Ocwen Financial*                                      3,800               51
   Odyssey Re Holdings                                  29,400            1,261
   Ohio Casualty                                        51,100            2,213
   Old National Bancorp                                 64,200            1,066
   Omega Healthcare Investors+                          16,800              266
   Oriental Financial Group                             42,700              466
   Pacific Capital Bancorp                              27,566              744
   Pennsylvania Real Estate Investment
     Trust+ (B)                                         11,100              492
   PFF Bancorp                                          16,000              447
   Phoenix                                              59,500              893
   Pico Holdings (B)*                                   53,400            2,310
   Piper Jaffray (B)*                                   52,064            2,902
   Platinum Underwriters Holdings                      139,292            4,840
   PMI Group                                            28,083            1,254
   Preferred Bank                                       23,700              948
   Premierwest Bancorp (B)                               1,145               16
   Presidential Life                                    31,600              621
   ProAssurance*                                        56,741            3,159
   Prosperity Bancshares                                 1,700               56
   Provident Bankshares                                 24,200              793
   PS Business Parks+                                   51,600            3,270
   Public Storage+ (B)                                  10,300              791
   Rainier Pacific Financial Group                      23,899              414
   RAIT Financial Trust+ (B)                            29,400              765
   Ram Holdings Ltd*                                    49,440              779
   RenaissanceRe Holdings                               32,800            2,033
   Resource Capital+                                    56,000              783
   RLI                                                  10,900              610
   Saul Centers+ (B)                                    18,300              830
   Security Capital Assurance                           32,000              988
   Shore Bancshares (B)                                  2,200               57
   Signature Bank (B)*                                  59,428            2,027
   Simon Property Group+ (B)                           101,400            9,434
   South Financial Group                                79,722            1,805
   Southwest Bancorp                                    14,700              353
   Sterling Financial, Pennsylvania
     Shares (B)                                         11,825              124
   Sterling Financial, Washington Shares               106,568            3,084
   Stewart Information Services                        138,700            5,524
   Sun Communities+                                     73,800            2,197
   Sunstone Hotel Investors+                            28,300              803
   Superior Bancorp (B)*                               153,692            1,572
   Susquehanna Bancshares (B)                           49,800            1,114
   SVB Financial Group (B)*                             38,800            2,061
   Synergy Financial Group                              61,500              820
   Taylor Capital Group                                 11,400              314
   Technology Investment Capital                        41,900              662
   Thomas Properties Group                              60,200              962
   TradeStation Group*                                  70,900              826
   Trico Bancshares                                      6,500              145
   UMB Financial                                        66,936            2,468
   Umpqua Holdings (B)                                  77,717            1,827
   Unibail (France)+ (I)                                14,400            3,698
   United America Indemnity, Cl A*                      19,000              473
   United Bankshares                                    51,300            1,631
   Ventas+ (B)                                         110,000            3,988
   Verde Realty PIPE (J)*                               21,100              696
   Virginia Financial Group                              4,750              105
   Vornado Realty Trust+ (B)                            51,400            5,646
   Washington Federal                                   28,270              687
   WesBanco                                             22,000              649
   West Coast Bancorp                                   13,000              395
   Westfield Financial                                  70,500              703
   Wintrust Financial                                   30,800            1,351
   World Acceptance (B)*                                19,200              820


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   WR Berkley                                           50,537   $        1,644
   WSFS Financial                                       30,289            1,982
   Zenith National Insurance                            26,600            1,253
                                                                 ---------------
                                                                        310,549
                                                                 ---------------
HEALTH CARE -- 6.2%
   Accelrys*                                           257,200            1,618
   Advanced Medical Optics (B)*                         26,400              921
   Albany Molecular Research*                           36,200              538
   Alliance Imaging*                                    43,000              404
   Alpharma, Cl A                                       22,700              590
   Amedisys*                                            25,800              937
   America Service Group*                               52,400              887
   AMN Healthcare Services*                            119,500            2,629
   Analogic                                             34,100            2,507
   Applera -- Celera Group*                            130,400            1,617
   Apria Healthcare Group (B)*                          98,400            2,831
   Axcan Pharma*                                       189,109            3,655
   Bradley Pharmaceuticals*                              3,200               69
   Cambrex                                             131,600            1,746
   Chemed                                               40,900            2,711
   Community Health Systems*                            24,200              979
   Conmed (B)*                                         109,200            3,197
   Cooper (B)                                          133,602            7,124
   Cross Country Healthcare (B)*                       196,000            3,269
   Datascope                                            22,900              877
   DexCom*                                              49,500              405
   Discovery Laboratories (B)*                         128,400              363
   DJO (B)*                                            136,673            5,640
   Flamel Technologies ADR*                             14,100              296
   Greatbatch (B)*                                      29,900              969
   Healthspring*                                       142,600            2,718
   HealthTronics*                                       92,963              404
   Kensey Nash*                                         25,790              691
   Kindred Healthcare (B)*                              70,600            2,169
   LifePoint Hospitals*                                 50,100            1,938
   Magellan Health Services (B)*                        59,000            2,742
   Matrixx Initiatives*                                 23,100              483
   Medical Staffing Network Holdings*                  144,200              786
   Merge Technologies (B)*                              46,500              304
   Myriad Genetics (B)*                                 80,300            2,986
   National Dentex*                                     40,900              768
   Neurocrine Biosciences*                              71,900              807
   Orthofix International*                              38,602            1,736
   Owens & Minor (B)                                    36,815            1,286
   Par Pharmaceutical (B)*                              26,300              742
   Perrigo                                              35,600              697
   Pharmacopeia Drug Discovery*                        154,350              857
   PharmaNet Development Group (B)*                     18,400              587
   Providence Service*                                  29,700              794
   Res-Care*                                            86,599            1,831
   Sciele Pharma (B)*                                   73,600            1,734
   Symmetry Medical*                                    65,189            1,044
   Trizetto Group*                                      74,600            1,444
   Viropharma (B)*                                      34,100              471
                                                                 ---------------
                                                                         76,798
                                                                 ---------------
INDUSTRIALS -- 14.1%
   ACCO Brands*                                         37,900              874
   Actuant, Cl A                                        30,900            1,949
   Alaska Air Group*                                    23,700              660
   Albany International, Cl A (B)                      126,400            5,112
   Altra Holdings*                                      38,300              662
   American Commercial Lines*                           83,200            2,167
   American Woodmark (B)                                14,700              509
   AO Smith                                             27,400            1,093

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Apogee Enterprises                                   36,700   $        1,021
   Applied Industrial Technologies                      18,425              544
   Arkansas Best (B)                                    78,800            3,071
   Astec Industries*                                    40,400            1,706
   Avis Budget Group*                                   44,470            1,264
   BE Aerospace*                                        31,088            1,284
   Belden CDT                                           19,697            1,090
   Brady, Cl A                                          74,610            2,771
   Briggs & Stratton (B)                                28,361              895
   Brink's                                              42,800            2,649
   Celadon Group*                                       61,800              983
   Chart Industries*                                    59,800            1,701
   CIRCOR International                                 43,185            1,746
   Clean Harbors (B)*                                   32,437            1,603
   Commercial Vehicle Group*                           107,800            2,008
   Consolidated Graphics*                               22,300            1,545
   CRA International*                                    9,100              439
   Crane (B)                                            71,400            3,245
   Cubic                                                68,800            2,076
   Danaos*                                              35,900            1,129
   Deluxe                                              139,000            5,645
   Diamond Management & Technology
     Consultants (B)                                    61,700              814
   Dollar Thrifty Automotive Group (B)*                 77,800            3,177
   EMCOR Group (B)*                                     20,700            1,509
   EnPro Industries (B)*                                56,400            2,413
   ESCO Technologies (B)*                               26,200              950
   Federal Signal                                      124,665            1,977
   First Advantage, Cl A*                                6,000              138
   First Consulting Group*                             144,100            1,369
   Flanders (B)*                                       249,692            1,923
   Flowserve                                            38,800            2,778
   GATX                                                 11,200              552
   General Cable*                                        3,900              295
   Goodman Global*                                      93,110            2,069
   GrafTech International*                              68,300            1,150
   Granite Construction                                 31,500            2,022
   Griffon (B)*                                         46,822            1,020
   H&E Equipment Services*                              69,000            1,914
   Heidrick & Struggles International (B)*              27,900            1,430
   Horizon Lines, Cl A                                   2,900               95
   Hubbell, Cl B (B)                                    71,700            3,888
   Hudson Highland Group*                               46,900            1,003
   ICF International*                                   59,200            1,191
   IKON Office Solutions                                94,300            1,472
   Interface, Cl A*                                     65,940            1,244
   JetBlue Airways*                                     62,800              738
   Kadant (B)*                                          49,717            1,551
   Kansas City Southern (B)*                           100,349            3,767
   Kaydon (B)                                           69,283            3,611
   KBR*                                                 65,800            1,726
   Kelly Services, Cl A                                 19,700              541
   Kirby*                                               57,082            2,191
   Knight Transportation (B)                            71,200            1,380
   Layne Christensen*                                   14,900              610
   LECG*                                               118,300            1,787
   Marten Transport*                                    40,900              737
   Mesa Air Group (B)*                                 224,900            1,487
   Milacron*                                            36,443              318
   Mueller Water Products, Cl B                         24,290              364
   Navigant Consulting*                                 36,500              677
   Navios Maritime Holdings                             51,200              618
   Navistar International*                              43,800            2,891
   NCI Building Systems (B)*                            20,500            1,011
   Orbital Sciences (B)*                                91,600            1,925
   Pall                                                 92,700            4,263
   PeopleSupport*                                       93,800            1,065


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Perini (B)*                                          78,700   $        4,842
   PHH*                                                 86,400            2,697
   Power-One (B)*                                      173,200              689
   Regal-Beloit                                         15,600              726
   Republic Airways Holdings*                           10,900              222
   Ryder System                                         66,700            3,588
   Saia*                                                19,400              529
   School Specialty (B)*                                49,779            1,764
   Skywest                                              48,100            1,146
   Spherion (B)*                                        99,700              936
   Tecumseh Products, Cl A (B)*                        147,000            2,309
   Teledyne Technologies (B)*                          118,080            5,426
   Tetra Tech (B)*                                     188,892            4,071
   Trimas*                                              66,940              809
   United Rentals*                                      18,000              586
   United Stationers*                                    7,300              486
   Universal Forest Products (B)                        16,100              680
   US Xpress Enterprises, Cl A*                         33,200              617
   Volt Information Sciences (B)*                        1,550               29
   Wabash National                                     110,200            1,612
   Walter Industries                                    98,700            2,858
   Washington Group International*                      16,553            1,324
   Waste Connections*                                   90,000            2,722
   Waste Industries USA                                 14,000              478
   Watson Wyatt Worldwide, Cl A                        159,000            8,026
   Watts Water Technologies, Cl A (B)                   30,503            1,143
   WESCO International*                                 21,970            1,328
   YRC Worldwide (B)*                                   24,900              916
                                                                 ---------------
                                                                        173,651
                                                                 ---------------
INFORMATION TECHNOLOGY -- 16.5%
   Actel*                                               49,500              689
   Aeroflex*                                            44,300              628
   Alliance Semiconductor*                             266,300            1,332
   AMIS Holdings (B)*                                  150,700            1,887
   ARM Holdings ADR (B)*                               331,100            2,897
   Arris Group (B)*                                     92,900            1,634
   Aspen Technology (B)*                                34,200              479
   Asyst Technologies*                                 102,300              740
   ATMI*                                                66,500            1,995
   Avanex (B)*                                         383,900              691
   Avocent (B)*                                         62,260            1,806
   Axesstel*                                           411,000              543
   BearingPoint (B)*                                   514,800            3,763
   Benchmark Electronics*                              101,900            2,305
   Black Box                                            63,302            2,619
   Broadridge Financial Solutions*                     122,600            2,344
   Brocade Communications Systems*                     617,300            4,827
   CACI International, Cl A (B)*                       121,921            5,956
   Checkfree (B)*                                       22,076              887
   Ciber*                                              163,500            1,337
   Cirrus Logic*                                       125,800            1,044
   Cognex                                               37,600              846
   Coherent (B)*                                        66,105            2,017
   Comverse Technology*                                204,000            4,253
   Conexant Systems*                                    92,500              128
   CPI International*                                   53,180            1,055
   CSG Systems International (B)*                       83,400            2,211
   CTS (B)                                              89,400            1,132
   DSP Group*                                           54,600            1,118
   Dycom Industries*                                    60,520            1,814
   Earthlink (B)*                                      499,500            3,731
   Electronics for Imaging*                            100,300            2,830
   Emulex (B)*                                          81,131            1,772
   Entegris (B)*                                       245,500            2,917
   Flir Systems (B)*                                    50,700            2,345
   Foundry Networks (B)*                               182,100            3,034

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Gevity HR                                           148,900   $        2,878
   Ikanos Communications*                              162,000            1,233
   Intevac*                                             48,600            1,033
   Kemet*                                               87,300              615
   Keynote Systems*                                    141,500            2,321
   Komag (B)*                                          197,500            6,298
   Lawson Software (B)*                                720,500            7,126
   LeCroy (B)*                                          38,900              378
   Littelfuse (B)*                                     105,049            3,548
   LTX*                                                335,400            1,865
   Manhattan Associates*                                82,000            2,289
   Measurement Specialties*                             18,400              436
   Mentor Graphics*                                    122,800            1,617
   Mercury Computer Systems*                           108,700            1,326
   Methode Electronics                                  94,500            1,479
   Microsemi (B)*                                       63,100            1,511
   MKS Instruments (B)*                                 70,100            1,942
   MoneyGram International                              19,300              539
   MPS Group*                                          121,000            1,618
   Neoware*                                            119,400            1,617
   Omnivision Technologies*                             22,200              402
   ON Semiconductor (B)*                               165,600            1,775
   Orbotech*                                           218,200            4,870
   Orckit Communications*                              114,500            1,024
   Parametric Technology*                              175,849            3,800
   Perot Systems, Cl A*                                124,091            2,115
   Photronics*                                          56,700              844
   Plantronics (B)                                      61,854            1,622
   Polycom (B)*                                         68,700            2,308
   Powerwave Technologies (B)*                         167,076            1,119
   Quantum*                                            572,600            1,815
   Rackable Systems (B)*                               162,800            2,012
   RADWARE*                                            100,000            1,455
   RF Micro Devices (B)*                               309,800            1,933
   Richardson Electronics                               66,645              616
   Rogers*                                              10,300              381
   SAIC (B)*                                            56,900            1,028
   Seachange International*                            241,300            1,872
   Seagate Technology (B)                               77,284            1,682
   SI International (B)*                                62,400            2,060
   Silicon Image (B)*                                  225,200            1,932
   Skyworks Solutions (B)*                             862,200            6,337
   SonicWALL*                                          145,500            1,250
   SRA International, Cl A (B)*                         61,300            1,548
   Standard Microsystems (B)*                           83,700            2,874
   Sybase*                                             147,338            3,520
   Synopsys*                                            77,859            2,058
   Technitrol                                           63,300            1,815
   Tekelec (B)*                                        260,300            3,754
   TIBCO Software (B)*                                 435,100            3,938
   TNS (B)                                              81,477            1,174
   Transaction Systems Architects*                      25,400              855
   Ultratech (B)*                                      222,900            2,971
   United Online (B)                                   210,300            3,468
   Utstarcom (B)*                                      193,300            1,084
   Varian Semiconductor Equipment
     Associates*                                        55,500            2,223
   Verint Systems*                                     110,600            3,462
   Wavecom ADR*                                         70,400            2,482
   WidePoint*                                          268,100              268
   Xyratex*                                            164,082            3,648
   Zoran (B)*                                          213,800            4,285
                                                                 ---------------
                                                                        202,954
                                                                 ---------------
MATERIALS -- 5.9%
   AM Castle                                            22,500              808
   Aptargroup (B)                                       52,112            1,853


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Arch Chemicals                                       37,985   $        1,335
   Bemis                                                42,420            1,408
   Buckeye Technologies*                               172,200            2,664
   Chaparral Steel                                       8,500              611
   Cleveland-Cliffs (B)                                 17,400            1,351
   Constar International (B)*                          100,800              620
   Crown Holdings*                                      57,000            1,423
   Cytec Industries                                     91,500            5,835
   Ferro                                                39,172              977
   FMC                                                  21,019            1,879
   Greif, Cl A                                          13,800              823
   H.B. Fuller                                         133,100            3,978
   Headwaters (B)*                                      82,800            1,430
   Hercules*                                           218,400            4,292
   Kaiser Aluminum*                                     22,100            1,611
   Louisiana-Pacific (B)                                89,400            1,691
   Mercer International                                  7,300               74
   Metal Management (B)                                 41,600            1,833
   Methanex                                             21,100              530
   Myers Industries                                     22,700              502
   Neenah Paper                                         31,608            1,304
   NewMarket                                             9,500              460
   NN                                                   28,200              333
   Olin                                                 73,674            1,547
   OM Group (B)*                                        45,200            2,392
   Omnova Solutions*                                    77,300              468
   PolyOne*                                            154,000            1,107
   Quanex (B)                                          118,850            5,788
   Rock-Tenn, Cl A                                      72,000            2,284
   Ryerson (B)                                          32,400            1,220
   Schnitzer Steel Industries, Cl A (B)                 30,000            1,438
   Schweitzer-Mauduit International                     31,300              970
   Sensient Technologies                               102,500            2,603
   Silgan Holdings                                     106,228            5,872
   Spartech                                             74,500            1,978
   Steel Dynamics                                       37,900            1,588
   Symyx Technologies (B)*                              57,400              661
   Texas Industries (B)                                 35,900            2,815
   Wellman                                              65,600              199
                                                                 ---------------
                                                                         72,555
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.7%
   Atlantic Tele-Network                                 3,600              103
   Golden Telecom (B)                                   14,800              814
   IDT*                                                 51,100              514
   IDT, Cl B (B)*                                       50,000              516
   LCC International, Cl A*                             93,100              411
   NTELOS Holdings                                      18,800              520
   Premiere Global Services*                           160,000            2,083
   Syniverse Holdings*                                 121,700            1,565
   USA Mobility                                         80,300            2,149
                                                                 ---------------
                                                                          8,675
                                                                 ---------------
UTILITIES -- 4.6%
   AGL Resources                                        53,868            2,181
   Allete                                              109,400            5,147
   Atmos Energy (B)                                     63,629            1,913
   Avista                                               41,500              894
   Black Hills                                          48,100            1,912
   Centerpoint Energy (B)                              186,100            3,238
   Cleco                                                18,300              448
   CMS Energy (B)                                      173,300            2,981
   El Paso Electric (B)*                               122,600            3,011
   Empire District Electric (B)                         37,224              833
   Great Plains Energy                                  14,300              416
   Hawaiian Electric Industries                         14,300              339

--------------------------------------------------------------------------------
                                                  Shares/Face
                                                   Amount ($      Market Value
Description                                        Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Idacorp                                              26,935   $          863
   ITC Holdings (B)                                     29,000            1,178
   Laclede Group                                        41,900            1,336
   Nicor                                                46,700            2,004
   Oneok                                                16,300              822
   Ormat Technologies (B)                               72,500            2,732
   PNM Resources (B)                                   106,300            2,954
   Portland General Electric                           197,531            5,420
   SEMCO Energy (B)*                                   149,400            1,161
   South Jersey Industries                              32,200            1,139
   Southern Union                                      106,600            3,474
   Southwest Gas                                        87,200            2,948
   UGI                                                  18,400              502
   UIL Holdings                                         73,900            2,446
   Vectren                                              15,300              412
   Westar Energy (B)                                    94,063            2,284
   WGL Holdings (B)                                     36,724            1,199
   Wisconsin Energy                                     16,017              709
                                                                 ---------------
                                                                         56,896
                                                                 ---------------
Total Common Stock
   (Cost $974,517) ($ Thousands)                                      1,187,357
                                                                 ---------------
EXCHANGE TRADED FUND (B) -- 0.1%
   iShares Russell 2000 Index Fund*                     18,140            1,505
Total Exchange Traded Fund
   (Cost $1,362) ($ Thousands)                                            1,505
                                                                 ---------------

                                                   Number of
                                                    Warrants
                                                 -------------

WARRANTS -- 0.0%
   Washington Mutual (D)*                              350,742               91
                                                                 ---------------
Total Warrants
   (Cost $50) ($ Thousands)                                                  91
                                                                 ---------------
CORPORATE OBLIGATIONS (C)(F) -- 5.3%

FINANCIALS -- 5.3%
   American General Finance (G)
     5.370%, 07/16/07                            $       5,270            5,270
   Bear Stearns EXL
     5.380%, 07/16/07                                   10,424           10,424
   Countrywide Financial MTN, Ser A
     5.437%, 08/06/07                                    8,784            8,784
   Jackson National Life Funding (G)
     5.320%, 07/02/07                                   12,883           12,883
   Morgan Stanley EXL
     5.400%, 07/05/07                                    2,050            2,050
   Nationwide Building Society (G)
     5.370%, 07/09/07                                    5,856            5,856
   Northern Rock PLC (G)
     5.380%, 07/03/07                                    6,032            6,032
   Premium Asset Trust,
     Ser 2004-10  (G)
     5.380%, 07/16/07                                    8,199            8,199
   SLM EXL
     5.330%, 07/16/07                                    6,442            6,442
                                                                 ---------------
 Total Corporate Obligations
   (Cost $65,940) ($ Thousands)                                          65,940
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2007

--------------------------------------------------------------------------------
                                               Face Amounts        Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (C) (F) (G) -- 0.4%

MORTGAGE RELATED SECURITIES -- 0.4%
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     5.420%, 07/09/07                            $       4,392   $        4,392
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $4,392) ($ Thousands)                                            4,392
                                                                 ---------------
CASH EQUIVALENTS** -- 29.4%
   Merrill Lynch EBP Master, 5.150%                    433,110              433
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.190% ++               85,989,814           85,990
   SEI Liquidity Fund LP, 5.500% ++ (C)            275,238,990          275,239
                                                                 ---------------
Total Cash Equivalents
   (Cost $361,662) ($ Thousands)                                        361,662
                                                                 ---------------
MASTER NOTE (C)(E) -- 0.5%
   Bear Stearns
     5.495%, 07/02/07                                    5,856            5,856
                                                                 ---------------
Total Master Note
   (Cost $5,856) ($ Thousands)                                            5,856
                                                                 ---------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.1%
   U.S. Treasury Bill
     4.813%, 08/23/07                                    1,520            1,510
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $1,509) ($ Thousands)                                            1,510
                                                                 ---------------
REPURCHASE AGREEMENTS (C) (H) -- 2.2%
Barclays 5.330%, dated 06/29/07, to
   be repurchased on 07/02/07,
   repurchase price $3,332,281
   (collateralized by a U.S.
   Government Obligation, par value
   $3,386,669, 3.625%, 02/15/08;
   with total market value $3,397,449)                   3,331            3,331
Lehman Brothers 5.370%, dated
   06/29/07, to be repurchased on
   07/02/07, repurchase price
   $23,435,077 (collateralized by
   various U.S. Government
   Obligations, par values ranging
   from $2,309,958 - $2,654,885,
   0.000% - 6.500%, 12/17/07 -
   06/15/22; with total market
   value $23,893,310)                                   23,425           23,425
                                                                 ---------------
Total Repurchase Agreements
   (Cost $26,756) ($ Thousands)                                          26,756
                                                                 ---------------
Total Investments -- 134.4%
   (Cost $1,442,044) ($ Thousands) +++                           $    1,655,069
                                                                 ===============


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Value Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
Type of                              Number of       Expiration    Depreciation
Contract                             Contracts             Date   ($ Thousands)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                  234   September 2007           $(342)
                                                                          ------

                                                                          ------

                                                                          ======

Restricted Securities -- At June 30, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at June 30, 2007, were as follows:

                    Number of   Acquisition      Right to            Cost    Market Value   % of Net
                       Shares          Date  Acquire Date   ($ Thousands)   ($ Thousands)     Assets
----------------------------------------------------------------------------------------------------
Verde Realty            21,100     02/16/07       02/16/07       $  696        $   696         0.06%
                                                                 -------       --------        -----
                                                                 $  696        $   696         0.06
                                                                 =======       ========        =====

Percentages are based on Net Assets of $1,231,751 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $366,712
($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $378,183
($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E) The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H) Tri-Party Repurchase Agreement.

(I) This security is traded on a foreign stock exchange. The total value of such securities as of June 30, 2007 was $5,782 and represented 0.47% of Net Assets.

(J) This security considered restricted. The total value of such securities as of June 30, 2007 was $696 ($ Thousands) and represented 0.06% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
LP -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Private Investment, Public Entity
Ser -- Series

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $1,442,044 ($ Thousands), and the unrealized appreciation and depreciation were $244,489 ($ Thousands) and $(31,464) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK ++ -- 98.2%

CONSUMER DISCRETIONARY -- 14.3%
   Aeropostale (B)*                                     58,909   $        2,455
   Ameristar Casinos                                    18,000              625
   Asbury Automotive Group                              34,593              863
   BJ's Restaurants (B)*                                83,600            1,650
   Blockbuster, Cl A*                                  125,093              539
   Blyth                                                33,320              886
   Bob Evans Farms                                      24,293              895
   Brown Shoe                                          102,912            2,503
   Carrols Restaurant Group*                             4,500               69
   Carter's*                                            25,518              662
   Casual Male Retail Group (B)*                       214,500            2,167
   CBRL Group                                           20,098              854
   CEC Entertainment*                                   30,165            1,062
   Charlotte Russe Holding*                             32,034              861
   Charming Shoppes (B)*                               200,500            2,171
   Charter Communications, Cl A*                       314,340            1,273
   Chipotle Mexican Grill, Cl A (B)*                    45,400            3,872
   Citi Trends (B)*                                     42,000            1,594
   CKE Restaurants                                       1,800               36
   Coach*                                               94,300            4,469
   CROCS (B)*                                          237,300           10,211
   CSK Auto (B)*                                       124,600            2,293
   Ctrip.com International ADR*                         29,550            2,324
   Deckers Outdoor (B)*                                  4,717              476
   Denny's*                                            207,810              925
   DeVry                                                 5,753              196
   Dick's Sporting Goods (B)*                           10,952              637
   Dover Downs Gaming &
     Entertainment                                      58,150              873
   Dress Barn (B)*                                     137,239            2,816
   Drew Industries (B)*                                 20,500              679
   Dufry South America (United
     Kingdom) (K)*                                     126,800            2,930
   Eddie Bauer Holdings (B)*                           319,800            4,109
   Focus Media Holding ADR (B)*                         47,280            2,388
   Gaiam, Cl A (B)*                                    141,000            2,570
   Gildan Activewear*                                   58,200            1,996
   GSI Commerce (B)*                                    82,781            1,880
   Guess?*                                              25,255            1,213
   Gymboree*                                            81,229            3,201
   Helen Of Troy*                                       44,745            1,208
   Hibbett Sports (B)*                                 113,199            3,099
   Hooker Furniture*                                     5,012              113
   HOT Topic*                                           15,750              171
   Jackson Hewitt Tax Service                           63,500            1,785
   Jamba (B)*                                           20,400              187
   Jarden*                                              33,415            1,437
   Jo-Ann Stores*                                       17,019              484
   Journal Communications, Cl A                         65,929              858
   Keystone Automotive Industries*                      23,042              953
   Life Time Fitness (B)*                               71,549            3,809
   Lodgenet Entertainment*                              57,248            1,835
   Maidenform Brands*                                   41,500              824
   Martha Stewart Living Omnimedia,
     Cl A (B)                                          155,900            2,682
   Marvel Entertainment (B)*                           126,300            3,218
   McCormick & Schmick's Seafood
     Restaurants*                                      115,035            2,984
   Men's Wearhouse                                      24,340            1,243
   Meritage Homes (B)*                                  27,200              728
   Monarch Casino & Resort*                             18,300              491
   Morningstar*                                         16,275              765
   Mothers Work*                                         9,707              304
   National CineMedia*                                  30,819              863

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Nexstar Broadcasting Group, Cl A*                    36,440   $          479
   NutriSystem (B)*                                     40,400            2,822
   NVR*                                                  1,333              906
   O'Charleys*                                          43,263              872
   Outdoor Channel Holdings (B)*                       136,100            1,534
   Papa John's International*                            1,400               40
   Peet's Coffee & Tea (B)*                              7,800              192
   Perry Ellis International*                           34,027            1,095
   Phillips-Van Heusen                                  29,165            1,767
   Polaris Industries (B)                               24,300            1,316
   priceline.com (B)*                                   27,040            1,859
   Quiksilver (B)*                                     574,900            8,123
   RadioShack                                           25,581              848
   Red Robin Gourmet Burgers (B)*                       20,900              844
   Regis (B)                                            59,300            2,268
   RRSat Global Communications
     Network*                                           49,700              993
   Ruby Tuesday                                         32,200              848
   Select Comfort (B)*                                   2,000               32
   Shutterfly (B)*                                     231,400            4,987
   Sinclair Broadcast Group, Cl A                       76,109            1,082
   Snap-On                                              22,895            1,156
   Sonic Automotive, Cl A (B)                           38,780            1,124
   Sotheby's Holdings                                   31,110            1,432
   Stamps.com*                                          53,700              740
   Standard Motor Products                              56,975              856
   Standard-Pacific (B)                                 81,600            1,430
   Stoneridge*                                          23,729              293
   Strayer Education                                    10,200            1,343
   Sturm Ruger*                                         26,013              404
   Tempur-Pedic International (B)                      153,645            3,979
   Texas Roadhouse, Cl A*                               38,413              491
   Timberland, Cl A (B)*                               103,100            2,597
   Town Sports International Holdings*                  70,500            1,362
   Triarc, Cl B                                         45,300              711
   True Religion Apparel (B)*                           81,600            1,659
   Tupperware Brands                                    62,918            1,808
   Under Armour, Cl A (B)*                              82,710            3,776
   Volcom (B)*                                          59,900            3,003
   West Marine*                                         53,664              738
   Wet Seal, Cl A (B)*                                 230,500            1,385
   WMS Industries (B)*                                 105,800            3,053
   Zumiez (B)*                                          87,200            3,294
                                                                 ---------------
                                                                        170,805
                                                                 ---------------
CONSUMER STAPLES -- 1.8%
   Alliance One International*                         131,739            1,324
   American Oriental Bioengineering*                     7,200               64
   Asiatic Development*                              1,206,500            2,184
   B&G Foods, Cl A*                                     40,800              538
   Bare Escentuals*                                      6,400              219
   Chattem (B)*                                         29,035            1,840
   Church & Dwight                                       4,500              218
   Hain Celestial Group*                                43,745            1,187
   Herbalife*                                           29,017            1,150
   Lance (B)                                           114,500            2,698
   Mannatech (B)                                        45,100              717
   Nash Finch                                           28,325            1,402
   NBTY*                                                78,816            3,405
   Physicians Formula Holdings*                         91,200            1,434
   Reddy Ice Holdings                                   36,416            1,039
   USANA Health Sciences (B)*                           48,500            2,170
                                                                 ---------------
                                                                         21,589
                                                                 ---------------
ENERGY -- 7.3%
   Arena Resources (B)*                                 35,235            2,048


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Arlington Tankers (B)                                92,800   $        2,662
   ATP Oil & Gas (B)*                                   10,700              520
   Atwood Oceanics*                                     24,800            1,702
   BA Energy PIPE (D) (G) (I) (K)*                     145,000            1,091
   BA Energy, Deal #3 PIPE (D) (G) (I)*                 37,000              278
   Basic Energy Services (B)*                           88,800            2,271
   Bois d'Arc Energy*                                   24,500              417
   BPZ Energy PIPE (G) (I)*                            286,500            1,599
   Cal Dive International (B)*                         306,100            5,090
   CARBO Ceramics (B)                                   42,400            1,858
   Complete Production Services*                       118,300            3,058
   Comstock Resources (B)*                              75,200            2,254
   Core Laboratories*                                   18,270            1,858
   Delek US Holdings                                   101,000            2,692
   Denbury Resources (B)*                               25,126              942
   Dresser-Rand Group*                                  84,341            3,331
   Dril-Quip (B)*                                       52,060            2,340
   Encore Acquisition (B)*                              81,900            2,277
   ENGlobal (B)*                                        22,900              278
   Evergreen Energy (B)*                                18,200              110
   EXCO Resources (B)*                                  32,222              562
   Hercules Offshore (B)*                              106,100            3,436
   Infinity Bio-Energy (I)*                            484,123            2,469
   Input/Output (B)*                                   296,917            4,635
   Kodiak Oil & Gas*                                    71,600              415
   Lufkin Industries                                    13,400              865
   Matrix Service (B)*                                  12,400              308
   Meridian Resource*                                  283,581              856
   Natural Gas Services Group*                          56,400            1,008
   North American Oil Sands (Canada)
     (D) (G) (I) (K)*                                  300,000            5,640
   Oil Sands Quest PIPE (D) (G) (I)*                    89,500              199
   Oil Sands Quest (B)                                 417,500            1,031
   OPTI (Canada) (K)*                                  128,000            2,734
   Petroquest Energy (B)*                              122,100            1,775
   Rentech (B)*                                        863,000            2,235
   Rosetta Resources*                                   56,498            1,217
   Superior Energy Services*                            23,458              936
   Superior Offshore International*                     70,100            1,276
   Superior Well Services*                              76,300            1,939
   Swift Energy*                                         4,004              171
   SXR Uranium One (Canada) (K)*                       148,549            1,895
   Synenco Energy (Canada) (K)*                         37,852              540
   Synenco Energy, Cl A (Canada) (K)*                  139,760            1,993
   Tetra Technologies (B)*                              12,061              340
   Trina Solar ADR (China) (B) (K)*                     32,800            1,688
   Union Drilling*                                      19,800              325
   US BioEnergy (B)*                                    62,500              710
   USEC*                                                58,732            1,291
   Vaalco Energy (B)*                                  185,400              896
   Venoco*                                              94,500            1,764
   W-H Energy Services*                                 52,000            3,219
                                                                 ---------------
                                                                         87,044
                                                                 ---------------
FINANCIALS -- 10.8%
   A.G. Edwards                                          9,093              769
   Acadia Realty Trust+                                 72,600            1,884
   Advance America Cash Advance
     Centers                                            12,900              229
   Affiliated Managers Group (B)*                       53,336            6,867
   American Financial Realty Trust+                    195,500            2,018
   American Home Mortgage
     Investment+ (B)                                   133,200            2,448
   Amerisafe*                                           90,273            1,772
   Asta Funding (B)                                     11,500              442
   Bancorp*                                              9,400              210

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Bank of the Ozarks (B)                               10,800   $          301
   Bankunited Financial, Cl A                           39,875              800
   Canaccord Capital (Canada) (K)                      113,400            2,221
   Cascade Bancorp (B)                                  41,412              958
   Cash America International                           47,569            1,886
   Castlepoint Holdings (B)*                           194,700            2,860
   Center Financial                                     29,300              496
   City Bank                                             5,000              157
   CoBiz                                                31,400              569
   Cohen & Steers (B)                                   30,500            1,325
   Community Bancorp*                                    4,000              112
   CompuCredit (B)*                                     17,600              616
   Corus Bankshares                                     53,816              929
   Delphi Financial Group, Cl A                         73,225            3,062
   Dollar Financial*                                    77,500            2,209
   Dundee (Canada)+ (K)*                                64,500            2,789
   DundeeWealth (Canada) (K)*                          144,391            2,229
   DundeeWealth (Canada) (K)                            14,600              225
   East West Bancorp (B)                                41,400            1,610
   Entertainment Properties Trust+                       7,132              384
   Evercore Partners, Cl A                             135,600            4,037
   Ezcorp, Cl A (B)*                                   104,200            1,380
   FBR Capital Markets (B)*                             32,400              548
   Federated Investors, Cl B                            50,900            1,951
   FelCor Lodging Trust+                               106,300            2,767
   First Cash Financial Services (B)*                  134,700            3,157
   First Mercury Financial*                             60,100            1,260
   First South Bancorp (B)                               1,100               30
   FirstFed Financial (B)*                              49,967            2,835
   GAMCO Investors, Cl A                                11,000              616
   Glacier Bancorp                                      35,018              713
   Gluskin Sheff + Associates
     (Canada) (H) (K)*                                  83,000            2,040
   Gluskin Sheff + Associates
     (Canada) (K)*                                      36,300              892
   GMP Capital Trust (Canada) (K)                       59,600            1,336
   Greenhill (B)                                        29,100            1,999
   Grubb & Ellis*                                       21,000              244
   Grubb & Ellis Realty Advisors*                      393,900            2,639
   Hanover Insurance Group                              24,810            1,210
   Hersha Hospitality Trust+                           200,500            2,370
   HFF*                                                 53,000              822
   Highbury Financial (B)*                              38,500              237
   Highbury Financial Units*                           115,400            1,039
   ITLA Capital                                          1,213               63
   Jones Lang LaSalle                                    2,185              248
   Kansas City Life Insurance                           20,300              944
   Meruelo Maddux Properties*                          190,800            1,557
   MFA Mortgage Investments+                           245,400            1,786
   Midwest Banc Holdings (B)                            43,600              632
   Move*                                               389,000            1,743
   Nara Bancorp                                         52,000              828
   NASDAQ Stock Market (B)*                            197,600            5,871
   Nationwide Health Properties+                         9,300              253
   NNN Realty Advisors*                                241,000            2,410
   Ocwen Financial*                                     53,261              710
   Omega Healthcare Investors+                          38,800              614
   optionsXpress Holdings (B)                           22,400              575
   PFF Bancorp                                          75,260            2,102
   Philadelphia Consolidated Holding*                   24,465            1,023
   Piper Jaffray (B)*                                   42,700            2,380
   Platinum Underwriters Holdings                       55,660            1,934
   PMI Group                                             4,007              179
   Portfolio Recovery Associates (B)*                   48,700            2,923
   Powershares QQQ*                                     10,051              478
   Preferred Bank                                       13,950              558
   Premierwest Bancorp (B)                                   1               --


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   RAIT Financial Trust+ (B)                            59,700   $        1,553
   Ram Holdings Ltd*                                    93,900            1,479
   Resource Capital+                                    72,100            1,008
   Sierra Bancorp (B)                                    1,900               54
   Signature Bank*                                      60,000            2,046
   Smithtown Bancorp (B)                                   890               23
   Sterling Financial, Washington Shares                54,700            1,583
   Suffolk Bancorp                                       2,100               67
   SVB Financial Group (B)*                             60,000            3,187
   Taylor Capital Group                                  9,633              265
   Thomas Properties Group                              50,600              809
   Thomas Weisel Partners Group (B)*                    67,100            1,117
   Titanium Asset*                                     147,800              851
   TradeStation Group*                                  47,700              556
   Triad Guaranty*                                      14,535              580
   UCBH Holdings                                        56,400            1,030
   United Fire & Casualty                               51,100            1,808
   United PanAm Financial*                               5,200               74
   Victory Acquisition*                                 50,032              555
   Virginia Commerce Bancorp (B)*                       21,340              361
   Waddell & Reed Financial, Cl A                       24,900              648
   Wilshire Bancorp (B)                                 44,300              540
   Winthrop Realty Trust+                              221,000            1,527
   World Acceptance (B)*                                21,300              910
   WSB Financial Group*                                 28,500              450
                                                                 ---------------
                                                                        129,391
                                                                 ---------------
HEALTH CARE -- 15.7%
   3SBio ADR*                                          144,300            1,391
   Acadia Pharmaceuticals (B)*                          53,500              731
   Adams Respiratory Therapeutics (B)*                   9,970              393
   Affymax*                                              4,200              113
   Affymetrix (B)*                                     183,414            4,565
   Alexion Pharmaceuticals*                                200                9
   Align Technology (B)*                               159,323            3,849
   Alkermes (B)*                                       302,148            4,411
   Alliance Imaging*                                   399,712            3,753
   Altus Pharmaceuticals (B)*                           64,200              741
   Amedisys*                                            39,430            1,433
   American Dental Partners*                            43,411            1,127
   American Medical Systems
     Holdings (B)*                                      59,252            1,069
   AMN Healthcare Services*                             94,000            2,068
   Amsurg*                                             124,328            3,001
   Angiotech Pharmaceuticals*                           93,900              668
   Animal Health International*                         65,700              952
   Applera -- Celera Group*                             87,800            1,089
   Apria Healthcare Group (B)*                         150,181            4,321
   Arena Pharmaceuticals (B)*                          145,600            1,600
   Ariad Pharmaceuticals (B)*                          344,900            1,894
   Array Biopharma*                                     48,600              567
   Arthrocare*                                           8,192              360
   BioMarin Pharmaceuticals (B)*                       102,577            1,840
   Bradley Pharmaceuticals*                             45,502              988
   Bruker BioSciences*                                   7,900               71
   Cantel Medical*                                      13,232              225
   Cell Genesys (B)*                                   600,500            2,012
   Centene*                                             41,789              895
   Cephalon (B)*                                       115,000            9,245
   Chemed                                               31,496            2,088
   Computer Programs & Systems                          33,423            1,035
   Conceptus (B)*                                       76,300            1,478
   Conmed*                                              30,441              891
   Corvel*                                               7,160              187
   Cubist Pharmaceuticals (B)*                         284,832            5,614
   Cutera*                                              42,172            1,051
   CV Therapeutics (B)*                                491,300            6,490

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Cynosure, Cl A*                                      59,480   $        2,167
   Cypress Bioscience*                                  52,066              690
   Digene (B)*                                          50,595            3,038
   Dionex*                                              16,192            1,150
   Discovery Laboratories (B)*                         164,098              464
   DJO (B)*                                             10,595              437
   Emageon (B)*                                         46,900              423
   Emergency Medical Services, Cl A*                    33,968            1,329
   Emergent Biosolutions*                               39,200              404
   Encysive Pharmaceuticals (B)*                       461,500              821
   Enzon Pharmaceuticals (B)*                           59,800              469
   Exelixis (B)*                                       274,921            3,327
   Five Star Quality Care (B)*                         190,500            1,520
   Foxhollow Technologies (B)*                          39,300              835
   Greatbatch*                                          73,234            2,373
   GTx*                                                    200                3
   Healthspring*                                        46,728              891
   HealthTronics*                                       15,243               66
   Hologic (B)*                                         25,620            1,417
   Home Diagnostics*                                   149,800            1,763
   Human Genome Sciences (B)*                          207,899            1,854
   Illumina (B)*                                        37,013            1,502
   Immunomedics*                                       110,427              458
   Incyte (B)*                                         332,000            1,992
   Integra LifeSciences Holdings (B)*                    4,400              217
   InterMune*                                           21,600              560
   Inverness Medical Innovations (B)*                   28,405            1,449
   Isis Pharmaceuticals (B)*                            35,288              342
   ISTA Pharmaceuticals (B)*                           195,900            1,446
   Kendle International*                                31,260            1,149
   KV Pharmaceutical, Cl A (B)*                         17,200              469
   Landauer                                             13,419              661
   LeMaitre Vascular*                                   68,100              409
   Lifecell (B)*                                        38,076            1,163
   Luminex (B)*                                         44,600              549
   Martek Biosciences (B)*                              31,800              826
   Matria Healthcare*                                   33,537            1,016
   Medarex (B)*                                        565,700            8,084
   Medcath*                                             35,160            1,118
   Medicines*                                           81,700            1,440
   Medtox Scientific*                                   33,545              983
   Mentor (B)                                           37,727            1,535
   Metabolix (B)*                                       74,000            1,852
   MGI Pharma (B)*                                      63,401            1,418
   Micrus Endovascular*                                 37,000              910
   Myriad Genetics (B)*                                 77,438            2,880
   Noven Pharmaceuticals (B)*                          119,503            2,802
   NuVasive*                                            11,516              311
   Odyssey HealthCare*                                 210,700            2,499
   Omnicell*                                            31,400              653
   Onyx Pharmaceuticals*                                12,894              347
   Option Care (B)                                     158,200            2,436
   OraSure Technologies (B)*                            88,900              727
   OSI Pharmaceuticals (B)*                             30,100            1,090
   Panacos Pharmaceuticals*                            106,539              344
   PDL BioPharma (B)*                                   45,900            1,070
   Penwest Pharmaceuticals (B)*                        193,200            2,409
   PharmaNet Development Group*                         22,753              725
   PolyMedica (B)                                       66,400            2,712
   Pozen*                                               34,700              627
   Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil) (K)*                       136,200            2,546
   Progenics Pharmaceuticals (B)*                       27,700              598
   Psychiatric Solutions (B)*                           43,575            1,580
   Regeneron Pharmaceuticals (B)*                      170,067            3,048
   Sciele Pharma (B)*                                  195,107            4,597
   Senomyx (B)*                                         31,796              429


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Sirona Dental Systems (B)*                           56,700   $        2,145
   Somanetics (B)*                                      39,200              718
   Sonic Innovations*                                    9,954               87
   Spectranetics (B)*                                   93,345            1,075
   Sun Healthcare Group*                                74,900            1,085
   SuperGen (B)*                                        79,200              440
   SurModics (B)*                                       34,500            1,725
   Tercica (B)*                                        132,400              675
   United Therapeutics (B)*                             66,400            4,234
   ViaCell*                                             77,161              427
   Viropharma*                                          45,200              624
   Vnus Medical Technologies*                           38,993              523
   Volcano (B)*                                         62,375            1,261
   Watson Pharmaceuticals*                              30,253              984
   WellCare Health Plans*                               10,023              907
   West Pharmaceutical Services                         85,598            4,036
   Wright Medical Group (B)*                            30,900              745
   Xenoport*                                             7,400              329
                                                                 ---------------
                                                                        187,654
                                                                 ---------------
INDUSTRIALS -- 16.3%
   Accuride*                                            30,530              470
   Aceto                                                30,981              287
   Active Power (B)*                                   229,900              409
   Acuity Brands                                        74,820            4,510
   Advisory Board*                                      64,762            3,598
   Aecom Technology*                                    78,900            1,958
   AGCO*                                                12,654              549
   Airtran Holdings*                                    67,476              737
   American Commercial Lines (B)*                      109,500            2,852
   American Reprographics (B)*                          99,012            3,049
   American Woodmark (B)                                51,504            1,782
   AO Smith (B)                                         16,100              642
   Apogee Enterprises                                   56,612            1,575
   Applied Industrial Technologies                      36,478            1,076
   Armor Holdings*                                      22,900            1,989
   Atlas Air Worldwide Holdings*                        16,200              955
   Barnes Group                                         42,180            1,336
   Basin Water (B)*                                    137,300            1,195
   BE Aerospace (B)*                                   115,755            4,781
   Belden CDT                                           33,817            1,872
   Blount International (B)*                           132,500            1,733
   Bowne                                                22,279              435
   Bucyrus International, Cl A (B)                      23,765            1,682
   Ceradyne (B)*                                        91,450            6,764
   Chart Industries*                                    57,700            1,641
   Chicago Bridge & Iron                                88,155            3,327
   CIRCOR International                                 19,124              773
   Clean Harbors*                                       59,300            2,931
   COMSYS IT Partners*                                 115,349            2,631
   Consolidated Graphics (B)*                           29,800            2,065
   Continental Airlines, Cl B*                          21,884              741
   Corrections of America*                              23,185            1,463
   CoStar Group (B)*                                    31,942            1,689
   CRA International*                                   53,000            2,555
   Deluxe                                               18,390              747
   Dynamic Materials                                   129,100            4,841
   EMCOR Group*                                          3,200              233
   EnPro Industries*                                    21,999              941
   ESCO Technologies (B)*                               36,400            1,320
   Evergreen Solar (B)*                                127,400            1,185
   ExpressJet Holdings*                                149,126              892
   Flint Energy Services (Canada) (K)*                  86,000            2,304
   Flow International*                                  61,600              776
   Force Protection (D) (G) (I)*                       201,900            3,750
   Freightcar America                                   15,864              759
   Fuel Tech*                                            9,983              342

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Gardner Denver*                                      29,990   $        1,276
   General Cable (B)*                                   96,050            7,276
   Geo Group*                                           53,756            1,564
   Goodman Global*                                     126,700            2,815
   GrafTech International*                             248,378            4,183
   Granite Construction                                 38,687            2,483
     Grupo Aeroportuario del Sureste
     ADR (B)*                                           45,000            2,371
   H&E Equipment Services (B)*                         102,800            2,852
   Heico, Cl A                                          38,421            1,350
   Heidrick & Struggles International (B)*              45,315            2,322
   Herman Miller                                        53,845            1,702
   Hexcel (B)*                                          86,800            1,829
   Horizon Lines, Cl A                                  40,919            1,341
   HUB Group, Cl A*                                    147,878            5,199
   IHS, Cl A*                                           25,263            1,162
   II-VI (B)*                                           86,255            2,344
   Infrasource Services*                                38,925            1,444
   Innerworkings (B)*                                   87,100            1,395
   Kenexa (B)*                                          60,211            2,271
   Kennametal                                           16,453            1,350
   Kforce*                                              31,400              502
   Knight Transportation (B)                           117,925            2,285
   Knoll                                               192,749            4,318
   Korn/Ferry International*                            26,770              703
   Labor Ready*                                         35,300              816
   Lamson & Sessions (B)*                               44,300            1,177
   Layne Christensen (B)*                               59,100            2,420
   Lincoln Electric Holdings                            52,500            3,898
   Lydall*                                              61,620              900
   Mcgrath Rentcorp                                     16,300              549
   Middleby*                                            20,170            1,207
   Multi-Color*                                         14,171              557
   NACCO Industries, Cl A                                5,536              861
   NCI Building Systems (B)*                            53,800            2,654
   Orbital Sciences (B)*                                66,926            1,406
   Orion Marine Group (D) (G) (I)*                     164,700            2,223
   Perini (B)*                                          61,413            3,779
   Pinnacle Airlines*                                   32,001              600
   Power-One (B)*                                       92,830              369
   Quanta Services (B)*                                 66,740            2,047
   RBC Bearings*                                        48,445            1,998
   Republic Airways Holdings*                           62,510            1,272
   Saia*                                                 7,777              212
   Simpson Manufacturing (B)                            67,800            2,288
   Skywest                                               5,387              128
   Steelcase, Cl A                                      47,443              878
   Sunpower, Cl A (B)*                                   8,839              557
   Superior Essex*                                      13,400              500
   TAL International Group (B)                          84,700            2,516
   Team*                                                 5,900              265
   Tecnisa (Brazil) (K)*                               449,200            2,750
   Teleflex                                             11,627              951
   Tredegar                                             41,922              893
   United Industrial (B)                                21,475            1,288
   United Rentals*                                      76,800            2,499
   US Airways Group*                                    20,076              608
   Wabtec                                               22,951              838
   Waste Connections*                                   41,810            1,264
   Waste Industries USA                                  9,400              321
   Watson Wyatt Worldwide, Cl A                         76,460            3,860
   Williams Scotsman International (B)*                115,700            2,755
                                                                 ---------------
                                                                        194,583
                                                                 ---------------
INFORMATION TECHNOLOGY -- 25.6%
   24/7 Real Media*                                    179,200            2,102
   Acme Packet*                                         18,900              217


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Adaptec*                                            256,700   $          978
   Advanced Energy Industries (B)*                     125,897            2,853
   Advent Software (B)*                                 44,000            1,432
   Akamai Technologies*                                 44,700            2,174
   Allot Communications*                               200,873            1,366
   AMIS Holdings (B)*                                   98,100            1,228
   Amkor Technology (B)*                               205,900            3,243
   Anadigics (B)*                                      111,358            1,536
   Ansoft (B)*                                          51,520            1,519
   aQuantive*                                           42,100            2,686
   Arris Group (B)*                                    174,136            3,063
   Art Technology Group*                               217,212              578
   AsiaInfo Holdings*                                  123,890            1,202
   Aspen Technology*                                     7,400              104
   Asyst Technologies*                                 400,600            2,896
   ATMI (B)*                                            61,448            1,843
   Authorize.Net Holdings*                              48,826              873
   Avocent (B)*                                        122,400            3,551
   BigBand Networks*                                   113,300            1,485
   Blackboard (B)*                                      16,871              711
   Brocade Communications Systems*                     151,040            1,181
   Brooks Automation (B)*                               25,700              466
   C-COR*                                               72,519            1,020
   Captaris*                                           117,655              602
   Cavium Networks (B)*                                  5,100              115
   Chordiant Software*                                  30,700              481
   CMGI*                                               560,172            1,092
   CNET Networks (B)*                                  402,000            3,292
   Cogent (B)*                                          24,700              363
   CommScope (B)*                                       40,375            2,356
   Commvault Systems*                                   50,600              874
   Comtech Group (B)*                                  185,785            3,067
   Comtech Telecommunications*                          25,675            1,192
   Comverge*                                            14,071              436
   Concur Technologies (B)*                             70,669            1,615
   Convergys*                                           33,519              812
   Covansys*                                            34,752            1,179
   CPI International*                                    8,200              163
   Credence Systems*                                   276,988              997
   CSG Systems International (B)*                      139,955            3,710
   CTS (B)                                              23,800              301
   Cymer (B)*                                           64,669            2,600
   Daktronics (B)                                       77,087            1,656
   DealerTrack Holdings*                                95,103            3,504
   Digimarc*                                           138,686            1,361
   Digital River*                                        1,000               45
   Diodes (B)*                                          23,643              988
   Double-Take Software*                                23,100              379
   Eagle Test Systems*                                  10,700              172
   Echelon (B)*                                         26,581              415
   EFJ*                                                123,700              667
   Emergis (Canada) (K)*                               426,800            2,556
   EMS Technologies*                                    38,700              854
   Emulex (B)*                                          89,700            1,959
   Epicor Software*                                    152,400            2,266
   EPIQ Systems (B)*                                   165,297            2,671
   Equinix (B)*                                          7,923              725
   Euronet Worldwide (B)*                               57,000            1,662
   Factset Research Systems                             20,470            1,399
   Gartner*                                              8,700              214
   Genesis Microchip*                                   80,848              757
   Greenfield Online*                                   66,663            1,061
   Harris Stratex Networks, Cl A (B)*                   74,525            1,340
   Heartland Payment Systems (B)                        37,300            1,094
   Hittite Microwave*                                   31,865            1,362
   Hutchinson Technology*                              127,300            2,395
   i2 Technologies (B)*                                 59,200            1,103

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Imation                                              75,700   $        2,790
   Imergent (B)*                                        30,800              753
   Immersion*                                           94,400            1,414
   Infinera (B)*                                        18,149              452
   Informatica*                                        152,000            2,245
   Interdigital Communications*                         92,800            2,985
   Interwoven*                                          64,001              899
   Intevac*                                            129,325            2,749
   IPG Photonics (B)*                                   30,300              604
   JA Solar Holdings ADR (B)*                           28,635              966
   Jack Henry & Associates                             110,600            2,848
   JDA Software Group*                                 156,300            3,068
   Jupitermedia (B)*                                   270,600            1,970
   Knot (B)*                                            89,000            1,797
   Komag (B)*                                           77,000            2,456
   Lattice Semiconductor (B)*                          822,200            4,703
   Limelight Networks (B)*                               5,600              111
   Liquidity Services*                                 173,343            3,255
   Littelfuse*                                          58,100            1,962
   LoJack*                                              71,200            1,587
   LTX*                                                333,210            1,853
   Macrovision (B)*                                     92,300            2,775
   Magma Design Automation*                             95,049            1,334
   Manhattan Associates (B)*                            76,306            2,130
   Mantech International, Cl A*                         53,500            1,649
   Marchex, Cl B (B)*                                  438,356            7,154
   MAXIMUS                                              51,000            2,212
   Mentor Graphics*                                     79,700            1,050
   Methode Electronics                                  59,821              936
   Microsemi (B)*                                      281,673            6,746
   MicroStrategy, Cl A*                                 29,689            2,805
   MIPS Technologies*                                  197,000            1,732
   Navisite*                                           251,700            1,913
   Net 1 UEPS Technologies (B)*                         33,247              803
   Netgear (B)*                                         42,910            1,555
   Netlogic Microsystems*                               23,887              761
   Netscout Systems*                                    18,174              158
   Novatel*                                             37,500            1,361
   Novatel Wireless (B)*                                76,700            1,996
   Nuance Communications (B)*                          126,457            2,116
   Omniture (B)*                                       104,073            2,385
   ON Semiconductor (B)*                               410,265            4,398
   Online Resources*                                    22,800              250
   Opsware (B)*                                         57,400              546
   OSI Systems (B)*                                     71,400            1,953
   OYO Geospace*                                        10,200              757
   Palm (B)*                                           129,900            2,080
   Park Electrochemical                                 17,000              479
   Parkervision (B)*                                   181,300            2,167
   PC Connection*                                       68,900              912
   PDF Solutions*                                       22,000              260
   Perficient*                                         115,745            2,396
   Photon Dynamics*                                     80,598              879
   Plexus*                                              84,000            1,931
   PLX Technology*                                     193,261            2,157
   PMC - Sierra (B)*                                   312,200            2,413
   Polycom (B)*                                        339,500           11,407
   Power Integrations*                                  65,659            1,720
   Powerwave Technologies (B)*                         398,200            2,668
   Presstek (B)*                                        73,522              587
   PROS Holdings*                                       43,000              563
   Quality Systems (B)                                  12,621              479
   Red Hat (B)*                                        421,400            9,389
   RF Micro Devices (B)*                               762,200            4,756
   RightNow Technologies (B)*                           57,230              939
   Rudolph Technologies (B)*                            28,000              465
   Seachange International*                            169,100            1,312


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Secure Computing (B)*                               200,300   $        1,520
   Sigma Designs (B)*                                   31,962              834
   Silicon Motion Technology ADR*                       53,860            1,337
   Silicon Storage Technology*                         188,308              702
   Sina*                                                59,481            2,490
   Sirf Technology Holdings (B)*                        40,292              836
   Skyworks Solutions (B)*                             557,666            4,099
   Smart Modular Technologies WWH*                       4,500               62
   Smith Micro Software (B)*                             9,600              145
   Sonus Networks (B)*                                  96,944              826
   Sourcefire (B)*                                      15,700              220
   SourceForge (B)*                                    112,576              475
   Spatialight (D) (G) (I)*                            100,000                8
   Spatialight Deal # 3 PIPE (D) (G) (I)*              110,000                8
   Spatialight PIPE (I)*                                 8,667                1
   SPSS*                                                28,540            1,260
   Staktek Holdings*                                    60,910              239
   Stratasys (B)*                                       15,185              713
   Switch & Data Facilities (B)*                        79,600            1,528
   Sybase (B)*                                         117,747            2,813
   Symmetricom (B)*                                    154,761            1,300
   Synchronoss Technologies*                            76,520            2,245
   TAC Acquisition*                                    293,800                3
   Taleo, Cl A*                                         33,653              758
   Teradyne*                                            54,854              964
   Tessera Technologies*                                48,500            1,967
   THQ (B)*                                            132,400            4,041
   Transaction Systems Architects*                      26,611              896
   Trident Microsystems (B)*                            94,500            1,734
   Triquint Semiconductor*                             654,100            3,310
   TTM Technologies (B)*                               172,000            2,236
   Universal Display (B)*                               96,800            1,521
   Valueclick*                                          56,100            1,653
   Varian Semiconductor Equipment
     Associates (B)*                                   113,000            4,527
   Vasco Data Security International (B)*               95,455            2,173
   VeriFone Holdings (B)*                              110,325            3,889
   Verigy*                                              43,785            1,253
   Viasat (B)*                                          39,490            1,268
   Vignette*                                            60,689            1,163
   VistaPrint (B)*                                      17,462              668
   Visual Sciences (B)*                                 33,600              520
   Westell Technologies, Cl A*                          38,870              101
   Wind River Systems (B)*                             413,800            4,552
   Wright Express (B)*                                  64,500            2,210
                                                                 ---------------
                                                                        306,128
                                                                 ---------------
MATERIALS -- 3.6%
   ADA-ES (B)*                                          28,700              601
   AK Steel Holding*                                    55,100            2,059
   Buckeye Technologies*                                72,015            1,114
   Carpenter Technology                                 15,000            1,955
   Chaparral Steel                                      19,050            1,369
   Chemtura                                             58,950              655
   Cleveland-Cliffs (B)                                 42,616            3,310
   First Quantum Minerals (Canada) (K)                  37,900            3,239
   Grande Cache Coal (Canada) (K)*                     252,700              209
   Graphic Packaging*                                  184,854              895
   Greif, Cl A                                          29,150            1,738
   Haynes International*                                37,600            3,174
   Headwaters (B)*                                      57,800              998
   Hercules*                                           227,135            4,463
   Innospec                                             20,624            1,221
   Koppers Holdings                                     37,920            1,277
   Metal Management                                     24,365            1,074
   Neenah Paper                                         29,300            1,209
   NN                                                   11,600              137

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Rock-Tenn, Cl A                                      32,821   $        1,041
   Schnitzer Steel Industries, Cl A (B)                 41,300            1,980
   Schweitzer-Mauduit International                     32,059              994
   Sherritt International (Canada) (K)                 212,500            2,926
   Spartech                                             32,627              866
   Steel Dynamics                                       49,200            2,062
   Wheeling-Pittsburgh (B)*                            108,500            2,065
                                                                 ---------------
                                                                         42,631
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.1%
   Aruba Networks (B)*                                  43,300              870
   Atlantic Tele-Network                                 4,400              126
   Cbeyond (B)*                                         34,606            1,333
   Centennial Communications*                           53,400              507
   Cincinnati Bell*                                    181,087            1,047
   Clearwire, Cl A (B)*                                122,600            2,995
   Cogent Communications Group*                         69,500            2,076
   Fairpoint Communications                            128,000            2,272
   NeuStar, Cl A (B)*                                   25,598              742
   NTELOS Holdings                                      87,200            2,410
   Premiere Global Services*                            79,100            1,030
   Rural Cellular, Cl A*                                49,517            2,169
   SBA Communications, Cl A (B)*                       108,870            3,657
   SureWest Communications                               2,831               77
   Syniverse Holdings*                                 110,600            1,422
   Time Warner Telecom, Cl A (B)*                       48,385              973
   USA Mobility                                         32,860              879
                                                                 ---------------
                                                                         24,585
                                                                 ---------------
UTILITIES -- 0.7%
   AGL Resources                                        22,712              920
   Atmos Energy                                         30,233              909
   Black Hills                                          22,506              895
   Ormat Technologies (B)                              102,100            3,847
   Portland General Electric                             3,619               99
   Southwest Gas                                        16,811              568
   Westar Energy                                        32,915              799
   WGL Holdings                                         25,179              822
                                                                 ---------------
                                                                          8,859
                                                                 ---------------
Total Common Stock
   (Cost $1,006,773) ($ Thousands)                                    1,173,269
                                                                 ---------------

                                              Number of Rights
                                              ----------------
RIGHTS -- 0.0%
   Hayez Lemmerz International, Expires
     09/06/07*                                         108,001              227
                                                                 ---------------
Total Rights
   (Cost $159) ($ Thousands)                                                227
                                                                 ---------------

                                                   Number of
                                                    Warrants
                                                 -------------
WARRANTS -- 0.0%
   Parkervision (D) (G) (I) (L)*                        17,500               68
   Rentech, Expires 04/25/12 (D)*                       19,400               16
                                                                 ---------------
Total Warrants
  (Cost $36) ($ Thousands)                                                   84
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2007

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                               ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C)(F) -- 6.2%

FINANCIALS -- 6.2%
   American General Finance (H)
     5.370%, 07/16/07                            $       5,933   $        5,933
   Bear Stearns EXL
     5.380%, 07/16/07                                   11,733           11,733
   Countrywide Financial MTN, Ser A
     5.437%, 08/06/07                                    9,888            9,888
   Jackson National Life (H)
     5.320%, 07/02/07                                   14,502           14,502
   Morgan Stanley EXL
     5.400%, 07/05/07                                    2,307            2,307
   Nationwide Building Society (H)
     5.370%, 07/09/07                                    6,592            6,592
   Northern Rock PLC (H)
     5.380%, 07/03/07                                    6,790            6,790
   Premium Asset Trust,
     Ser 2004-10 (H)
     5.380%, 07/16/07                                    9,229            9,229
   SLM EXL
     5.330%, 07/16/07                                    7,251            7,251
                                                                 ---------------
Total Corporate Obligations
   (Cost $74,225) ($ Thousands)                                          74,225
                                                                 ---------------
ASSET-BACKED SECURITIES (C)(F)(H)--0.4%

MORTGAGE RELATED SECURITIES -- 0.4%
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     5.420%, 07/09/07                                    4,944            4,944
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $4,944) ($ Thousands)                                            4,944
                                                                 ---------------
CASH EQUIVALENTS** -- 27.7%
   Merrill Lynch EBP Master, x.xx%                   2,853,716            2,854
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.190% ++               18,495,213           18,495
   SEI Liquidity Fund LP, 5.500% ++ (C)            309,820,159          309,820
                                                                 ---------------
Total Cash Equivalents
   (Cost $331,169) ($ Thousands)                                        331,169
                                                                 ---------------

MASTER NOTE (C)(E)-- 0.6%
   Bear Stearns
     5.495%, 07/02/07                                    6,592            6,592
                                                                 ---------------
Total Master Note
  (Cost $6,592) ($ Thousands)                                             6,592
                                                                 ---------------
U.S. TREASURY OBLIGATION (A)(E) -- 0.1 %
   U.S. Treasury Bill
     4.813%, 08/23/07                                      675              670
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $670) ($ Thousands)                                                670
                                                                 ---------------

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (J) -- 2.5%
Barclays 5.330%, dated 06/29/07, to be
   repurchased on 07/02/07, repurchase
   price $3,750,951 (collateralized by a
   U.S. Government Obligation, par
   value $3,812,172, 3.625%, 02/15/08;
   with total market value $3,824,307)           $       3,749   $        3,749
Lehman Brothers 5.370%, dated
   06/29/07, to be repurchased on
   07/02/07, repurchase price
   $26,379,473 (collateralized by various
   U.S. Government Obligations par
   values ranging from $2,600,182-
   $2,988,446, 0.000% - 6.500%,
   12/17/07 - 06/15/22; with total market
   value $26,895,278)                                   26,368           26,368
                                                                 ---------------
Total Repurchase Agreements
   (Cost $30,117) ($ Thousands)                                          30,117
                                                                 ---------------
Total Investments -- 135.7%
   (Cost $1,454,685) ($ Thousands) #                             $    1,621,297
                                                                 ===============


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
Type of                              Number of       Expiration    Depreciation
Contract                             Contracts             Date   ($ Thousands)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                  134   September 2007           $(155)
                                                                          ======

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2007:
--------------------------------------------------------------------------------
                              Currency                 Currency      Unrealized
Maturity                    to Deliver               To Receive    Depreciation
Date                       (Thousands)              (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
07/31/07         CAD               295      USD             277           $  (1)
                                                                          ------
                                                                          $  (1)
                                                                          ======

Restricted Securities -- At June 30, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at June 30, 2007, were as follows:

                                                 Number of   Acquisition       Right to            Cost    Market Value    % of Net
                                                    Shares          Date   Acquire Date   ($ Thousands)   ($ Thousands)      Assets
-----------------------------------------------------------------------------------------------------------------------------------
BA Energy PIPE                                     145,000      08/10/06       08/10/06     $  1,223        $  1,091        0.09%
BA Energy, Deal #3 PIPE                             37,000      04/30/07       04/30/07          268             278        0.02
Oil Sands Quest PIPE                                89,500      05/02/07       05/02/07          246             199        0.02
North American Oil Sands                           300,000      05/30/06       05/30/06        3,277           5,640        0.46
Orion Marine Group                                 164,700      05/03/07       05/03/07        2,223           2,223        0.20
Force Protection                                   201,900      12/19/06       12/19/06        2,372           3,750        0.30
Parkervision Warrants                               17,500      06/20/05       06/20/05           36              68        0.01
Rentech Warrants                                    19,400      04/20/07       04/20/07           --              16        0.00
Spatialight                                        110,000      08/09/06       08/09/06          248               8        0.00
Spatialight                                        100,000      01/12/06       01/12/06          262               8        0.01
                                                                                            ---------       ---------       -----
                                                                                            $  7,263        $ 13,281        1.11%
                                                                                            =========       =========       =====

Percentages are based on Net Assets of $1,195,622 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this The total security is on loan at June 30, 2007. value of securities on loan at June 30, 2007 was $410,170 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $425,698
($ Thousands).

(D) This security considered restricted. The total value of such securities as of June 30, 2007 was $13,281 ($ Thousands) and represented 1.11% of Net Assets.

(E) The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(G) Securities considered illiquid. The total value of such securities as of June 30, 2007 was $14,874 ($ Thousands) and represented 1.24% of Net Assets.

(H) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other These securities have been "accredited investors". determined to be liquid under guidelines established by the Board of Trustees.

(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of June 30, 2007 was $17,334 ($ Thousands) and represented 1.45% of Net Assets.

(J) Tri-Party Repurchase Agreement.

(K) This security is traded on a foreign stock exchange. The total value of such securities as of June 30, 2007 was $46,773 and represented 3.91% of Net Assets.

(L) This warrant does not have a strike price or expiration date.

ADR -- American Depositary Receipt
Cl -- Class
EXL -- Extendable Maturity
LP -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
PIPE -- Private Investment, Public Entity
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small Cap Growth Fund
June 30, 2007


# At June 30, 2007, the tax basis cost of the Fund's investments was $1,454,685 ($ Thousands), and the unrealized appreciation and depreciation were $206,310 ($ Thousands) and $(39,698) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.2%

CONSUMER DISCRETIONARY -- 13.9%
   99 Cents Only Stores*                                 3,500   $           46
   Aaron Rents                                           1,200               35
   Abercrombie & Fitch, Cl A                             2,894              211
   Advance Auto Parts                                   16,400              665
   Aeropostale*                                          1,000               42
   AFC Enterprises*                                      4,000               69
   American Axle & Manufacturing
     Holdings                                            1,700               50
   American Eagle Outfitters                             2,850               73
   American Greetings, Cl A                             19,200              544
   AnnTaylor Stores*                                    15,600              553
   Applebee's International*                             1,900               46
   Arbitron                                                800               41
   ArvinMeritor                                         20,427              453
   Autoliv                                              17,900            1,018
   Autonation*                                          10,115              227
   Bally Technologies*                                   3,600               95
   Barnes & Noble                                        6,053              233
   Beazer Homes USA (B)                                  7,800              192
   Bebe Stores                                           1,700               27
   Belo, Cl A                                           27,500              566
   Big Lots (B)*                                        10,800              318
   Blyth                                                 3,049               81
   Bob Evans Farms                                         800               29
   Bon-Ton Stores                                        9,597              384
   Borders Group (B)                                    17,600              335
   BorgWarner                                           16,600            1,428
   Bright Horizons Family Solutions (B)*                   900               35
   Brookfield Homes (B)                                  1,200               35
   Brown Shoe                                              232                6
   Brunswick                                            36,800            1,201
   Build-A-Bear Workshop (B)*                            1,300               34
   Cabela's*                                             2,400               53
   Cablevision Systems, Cl A                             8,795              318
   Callaway Golf                                         2,200               39
   Career Education*                                     1,100               37
   Carmax*                                              20,060              512
   Carter's*                                             1,400               36
   Catalina Marketing*                                   1,300               41
   Cato, Cl A (B)                                       32,150              705
   CBRL Group (B)                                        8,400              357
   CEC Entertainment*                                    8,025              283
   Champion Enterprises (B)*                             4,000               39
   Charming Shoppes*                                     3,821               41
   Charter Communications, Cl A (B)*                    10,100               41
   Cheesecake Factory*                                   2,600               64
   Cherokee (B)                                            900               33
   Childrens Place Retail Stores*                          700               36
   Chipotle Mexican Grill, Cl A (B)*                    12,700            1,083
   CKX (B)*                                              7,600              105
   Coach*                                               21,700            1,028
   Coinstar*                                             1,200               38
   Coldwater Creek*                                      1,350               31
   Columbia Sportswear                                   4,000              275
   Corinthian Colleges (B)*                             29,215              476
   Cosi (B)*                                             5,500               25
   CROCS (B)*                                           64,600            2,780
   CSK Auto*                                             2,600               48
   Dana                                                 89,500              181
   Denny's*                                              7,750               35
   Dick's Sporting Goods (B)*                              800               47
   Discovery Holding, Cl A*                              1,700               39
   Dollar Tree Stores*                                   4,700              205
   Dover Motorsports                                    22,500              136

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   DSW, Cl A (B)*                                        1,600   $           56
   Eastman Kodak                                         3,725              104
   Entercom Communications                               1,100               27
   Ethan Allen Interiors (B)                               700               24
   Family Dollar Stores                                  1,000               34
   Fisher Communications*                                  600               30
   Foot Locker                                             900               20
   Ford Motor                                              843                8
   Fossil*                                               1,300               38
   Furniture Brands International                        4,600               65
   GameStop, Cl A*                                      12,906              505
   Gaylord Entertainment*                                2,100              113
   Gemstar-TV Guide International*                       8,500               42
   Getty Images (B)*                                     2,772              133
   Goodyear Tire & Rubber (B)*                          27,432              954
   Great Wolf Resorts*                                   2,400               34
   Group 1 Automotive                                      382               15
   GSI Commerce (B)*                                     2,700               61
   Guess? (B)*                                           5,965              287
   Guitar Center*                                          700               42
   Handleman (B)                                        13,300               83
   Harman International Industries                         677               79
   Hasbro                                               14,100              443
   Haverty Furniture                                     2,000               23
   Hibbett Sports (B)*                                  23,100              632
   Home Solutions of America*                            1,025                6
   Hooker Furniture*                                     1,800               40
   IHOP                                                  1,900              103
   Interactive Data                                        900               24
   Interpublic Group*                                    3,400               39
   ITT Educational Services (B)*                         4,794              563
   Jackson Hewitt Tax Service                            4,977              140
   Jakks Pacific*                                       18,100              509
   Jarden*                                              24,123            1,038
   Jones Apparel Group                                  37,902            1,071
   Journal Communications, Cl A                         27,300              355
   K-Swiss, Cl A                                         1,100               31
   K2*                                                  31,500              479
   KB Home (B)                                             600               24
   Kellwood                                              1,000               28
   Lamar Advertising, Cl A (B)                           1,400               88
   Landry's Restaurants                                  2,200               67
   Leapfrog Enterprises*                                19,312              198
   Life Time Fitness (B)*                               15,200              809
   Live Nation*                                          3,100               69
   Lodgenet Entertainment*                                 800               26
   Lodgian*                                              2,300               35
   Martha Stewart Living Omnimedia,
     Cl A (B)                                           42,400              729
   Marvel Entertainment (B)*                            10,100              257
   Matthews International, Cl A                          3,400              148
   Mediacom Communications, Cl A*                       16,600              161
   Men's Wearhouse                                       5,760              294
   Meredith                                              1,700              105
   Meritage Homes (B)*                                   4,700              126
   Mestek*                                               2,100               29
   Modine Manufacturing (B)                             11,200              253
   Morgans Hotel Group*                                 16,600              405
   Morningstar (B)*                                      1,900               89
   NetFlix (B)*                                          1,900               37
   New Oriental Education & Technology
     Group ADR*                                          6,200              333
   New York*                                             2,900               32
   NutriSystem (B)*                                     12,600              880
   NVR (B)*                                                700              476
   O'Reilly Automotive*                                  1,600               58
   OfficeMax                                             6,803              267


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Orient-Express Hotels, Cl A                          13,400   $          716
   Oxford Industries                                       800               35
   Pacific Sunwear of California*                        1,600               35
   Panera Bread, Cl A (B)*                               1,600               74
   Payless Shoesource*                                   2,900               92
   Penn National Gaming (B)*                             3,700              222
   Penske Auto Group*                                      600               13
   Perry Ellis International*                            2,337               75
   PetSmart                                             22,000              714
   PF Chang's China Bistro (B)*                          4,500              158
   Phillips-Van Heusen (B)                              11,320              686
   Pier 1 Imports (B)                                   45,168              383
   Pinnacle Entertainment*                              15,961              449
   Polaris Industries (B)                                1,600               87
   Polo Ralph Lauren                                     4,400              432
   Pool (B)                                              1,600               62
   Pre-Paid Legal Services (B)*                            800               51
   priceline.com*                                       16,340            1,123
   Quiksilver (B)*                                     194,800            2,753
   R.H. Donnelley                                        4,982              378
   Radio One, Cl D*                                      7,800               55
   RadioShack                                           13,475              447
   Rare Hospitality International*                         700               19
   Raser Technologies (B)*                               6,400               47
   RC2*                                                  1,000               40
   Regal Entertainment Group, Cl A                      15,410              338
   Rent-A-Center*                                       14,986              393
   Retail Ventures*                                         66                1
   Ross Stores                                             900               28
   Ruby Tuesday                                         36,800              969
   Ryland Group (B)                                     11,600              434
   Saks                                                 25,440              543
   Salem Communications, Cl A*                           2,600               29
   Sally Beauty Holdings*                               30,625              276
   Sauer-Danfoss                                         3,636              108
   Scholastic (B)*                                      13,700              492
   Scientific Games, Cl A (B)*                             700               24
   Sealy (B)                                             5,300               88
   Service International                                 3,400               43
   Sharper Image (B)*                                    2,300               26
   Sinclair Broadcast Group, Cl A                        3,700               53
   Sirius Satellite Radio*                               7,866               24
   Six Flags (B)*                                        5,200               32
   Snap-On                                               5,700              288
   Sonic*                                                2,100               46
   Sonic Automotive, Cl A                               14,600              423
   Sotheby's Holdings                                    8,645              398
   Source Interlink*                                     1,155                6
   Speedway Motorsports                                  1,300               52
   Stage Stores                                          4,925              103
   Station Casinos                                       2,400              208
   Stein Mart                                            2,400               29
   Strayer Education                                     3,000              395
   Stride Rite (B)                                      38,900              788
   Sun-Times Media Group, Cl A                           2,425               13
   Talbots (B)                                          29,309              734
   Tempur-Pedic International                            2,300               60
   Tenneco*                                              3,300              116
   Texas Roadhouse, Cl A (B)*                            2,400               31
   Thor Industries (B)                                     600               27
   Tiffany                                               6,470              343
   Toll Brothers*                                        1,100               27
   Tractor Supply (B)*                                     400               21
   TravelCenters of America LLC*                         1,420               57
   Triarc, Cl A (B)                                      6,300              100
   Triarc, Cl B                                          3,600               57
   TRW Automotive Holdings*                             18,018              664

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Tuesday Morning (B)                                   4,900   $           61
   Tupperware Brands                                     1,400               40
   Under Armour, Cl A (B)*                              22,975            1,049
   Universal Electronics*                                1,400               51
   Urban Outfitters*                                    42,200            1,014
   Vail Resorts (B)*                                     1,400               85
   Valassis Communications*                              5,000               86
   Virgin Media                                            210                5
   Visteon*                                              5,725               46
   Volcom (B)*                                          16,100              807
   Warnaco Group*                                        2,435               96
   Warner Music Group                                   37,700              545
   Weight Watchers International                         4,933              251
   West Marine*                                          2,642               36
   Westfield Financial                                  11,000              971
   Westwood One (B)                                      7,900               57
   Wet Seal, Cl A (B)*                                  49,300              296
   Whirlpool                                             8,500              945
   Williams-Sonoma (B)                                   4,400              139
   Winnebago Industries (B)                                900               27
   WMS Industries*                                       2,250               65
   World Wrestling Entertainment, Cl A                   1,700               27
   Wynn Resorts (B)*                                     5,800              520
   XM Satellite Radio Holdings, Cl A*                    9,105              107
   Zale*                                                 1,000               24
                                                                 ---------------
                                                                         57,895
                                                                 ---------------
CONSUMER STAPLES -- 3.4%
   American Italian Pasta, Cl A (B)                      6,300               60
   American Oriental Bioengineering*                    11,600              103
   Andersons                                             1,379               62
   Avon Products                                         4,502              165
   Bare Escentuals (B)*                                 13,500              461
   BJ's Wholesale Club (B)*                             37,400            1,347
   Boston Beer, Cl A (B)*                                  800               31
   Bunge                                                   573               48
   Casey's General Stores                                  900               25
   Central Garden and Pet, Cl A*                         2,241               26
   Chattem (B)*                                          6,955              441
   Chiquita Brands International (B)                    16,600              315
   Church & Dwight                                       5,800              281
   Corn Products International                           3,114              142
   Dean Foods                                            1,400               45
   Diamond Foods                                         1,900               33
   Flowers Foods                                         1,100               37
   Hain Celestial Group (B)*                            36,590              993
   Imperial Sugar                                          179                5
   Lance                                                 1,600               38
   Longs Drug Stores                                       700               37
   McCormick                                             3,100              118
   Molson Coors Brewing, Cl B                           21,173            1,958
   Nash Finch (B)                                       11,300              559
   NBTY*                                                 1,200               52
   Pathmark Stores*                                      3,100               40
   Pepsi Bottling Group                                 25,100              845
   PepsiAmericas (B)                                    30,100              739
   Performance Food Group*                               1,100               36
   Pilgrim's Pride                                      38,125            1,455
   Playtex Products*                                     3,500               52
   Prestige Brands Holdings*                             4,600               60
   Pricesmart                                            1,600               40
   Ralcorp Holdings*                                     4,539              243
   Revlon, Cl A*                                        17,225               24
   Rite Aid (B)*                                         6,700               43
   Ruddick                                              12,900              389
   Spectrum Brands*                                      4,650               31
   Supervalu                                            20,900              968


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Tootsie Roll Industries                               1,800   $           50
   TreeHouse Foods*                                      1,400               37
   Tyson Foods, Cl A                                     6,130              141
   United Natural Foods (B)*                             7,000              186
   Universal                                            11,405              695
   Village Super Market, Cl A (B)                        3,400              163
   WD-40                                                   900               30
   Weis Markets                                            500               20
   Whole Foods Market (B)                                7,600              291
   Wild Oats Markets (B)*                                1,800               30
                                                                 ---------------
                                                                         13,990
                                                                 ---------------
ENERGY -- 6.1%
   Alon USA Energy                                       5,610              247
   Arch Coal (B)                                         5,771              201
   ATP Oil & Gas (B)*                                    8,900              433
   Atwood Oceanics (B)*                                    600               41
   Basic Energy Services*                                   25                1
   Berry Petroleum, Cl A                                 3,400              128
   Bill Barrett*                                         1,000               37
   Bristow Group (B)*                                    1,800               89
   Cal Dive International (B)*                          38,900              647
   Cameron International*                               12,200              872
   CARBO Ceramics (B)                                    1,100               48
   Carrizo Oil & Gas*                                      150                6
   Cheniere Energy (B)*                                  1,700               66
   Compagnie Generale de
     Geophysique-Veritas ADR (B)*                       18,200              905
   Consol Energy                                         1,752               81
   Continental Resources*                               14,900              238
   Core Laboratories*                                    4,400              447
   Crosstex Energy                                       3,185               91
   Delek US Holdings                                     1,800               48
   Delta Petroleum (B)*                                  2,000               40
   Denbury Resources*                                    1,000               37
   Dresser-Rand Group*                                  29,855            1,179
   Dril-Quip (B)*                                       13,920              626
   Encore Acquisition*                                   1,400               39
   Energy Partners (B)*                                  1,836               31
   Energy Transfer Partners LP                             660               41
   ENGlobal*                                             1,290               16
   EOG Resources                                           800               58
   EXCO Resources*                                       2,200               38
   FMC Technologies (B)*                                18,290            1,449
   Forest Oil (B)*                                       6,320              267
   Foundation Coal Holdings (B)                         12,850              522
   General Maritime (B)                                    700               19
   Global Industries*                                   39,000            1,046
   Grant Prideco (B)*                                   36,200            1,949
   Grey Wolf (B)*                                        2,400               20
   Gulf Island Fabrication (B)                           2,700               94
   Gulfmark Offshore*                                    1,000               51
   Hanover Compressor (B)*                               1,700               41
   Harvest Natural Resources (B)*                        2,600               31
   Helix Energy Solutions Group (B)*                    28,900            1,153
   Helmerich & Payne                                     1,300               46
   Hess                                                 25,800            1,521
   Holly                                                 6,730              499
   Hugoton Royalty Trust*                                1,625               41
   Input/Output (B)*                                    48,800              762
   Mariner Energy*                                       5,274              128
   Massey Energy                                         7,869              210
   McMoRan Exploration*                                  1,710               24
   NATCO Group, Cl A*                                      174                8
   National Oilwell Varco (B)*                           2,100              219
   Newfield Exploration*                                 7,200              328
   Occidental Petroleum                                  2,856              165

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Oceaneering International*                            1,000   $           53
   Oil States International*                             1,300               54
   Parker Drilling*                                      2,500               26
   Patterson-UTI Energy (B)                             39,100            1,025
   Peabody Energy                                        2,400              116
   PetroHawk Energy*                                    25,500              404
   Petroleum Development (B)*                              800               38
   Plains Exploration & Production*                      1,600               76
   Range Resources (B)                                   5,300              198
   Rentech*                                             24,823               64
   Rosetta Resources*                                    1,600               34
   RPC                                                   3,375               58
   Southwestern Energy*                                  8,500              378
   Sunoco                                                9,400              749
   Superior Energy Services*                             1,100               44
   Swift Energy*                                        15,900              680
   Tesoro                                               34,754            1,986
   Tetra Technologies (B)*                              20,400              575
   Transmontaigne Partners LP                              500               --
   Ultra Petroleum*                                        900               50
   Unit*                                                 1,350               85
   Universal Compression Holdings*                       3,524              255
   US BioEnergy (B)*                                    16,500              187
   USEC*                                                 1,814               40
   Vaalco Energy*                                        1,800                9
   W-H Energy Services*                                    900               56
   Whiting Petroleum*                                    1,000               41
   Willbros Group*                                       1,200               36
   Williams                                              2,485               79
   World Fuel Services                                   9,850              414
                                                                 ---------------
                                                                         25,134
                                                                 ---------------
FINANCIALS -- 16.9%
   1st Source                                              440               11
   A.G. Edwards                                          2,900              245
   Acadia Realty Trust+                                  1,200               31
   Advance America Cash Advance
     Centers                                             3,400               60
   Affiliated Managers Group (B)*                       25,630            3,300
   Agree Realty+                                         1,700               53
   Alabama National Bancorp                                600               37
   Alexander's+*                                           100               40
   Alexandria Real Estate Equities+                      6,000              581
   Alfa                                                  1,200               19
   AllianceBernstein Holding LP                            332               29
   Allied Capital (B)                                      800               25
   AMB Property+                                         3,900              208
   AmCOMP*                                              51,900              506
   Amcore Financial (B)                                  1,600               46
   American Capital Strategies                             800               34
   American Financial Group (B)                         33,300            1,137
   American Financial Realty Trust+                     12,300              127
   American Home Mortgage
     Investment+                                         7,208              132
   American National Insurance (B)                         500               76
   AmeriCredit*                                         26,500              704
   Amtrust Financial Services*                           2,100               39
   Annaly Capital Management+ (B)                       27,230              393
   Anthracite Capital+                                   2,300               27
   Anworth Mortgage Asset+                               8,216               74
   AON                                                   6,650              283
   Apartment Investment &
     Management, Cl A+                                     300               15
   Ares Capital                                          2,000               34
   Ashford Hospitality Trust+                           48,900              575
   Aspen Insurance Holdings                             15,500              435
   Asset Acceptance Capital*                             2,100               37


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Astoria Financial (B)                                24,300   $          608
   Axis Capital Holdings                                11,105              451
   BancFirst                                               700               30
   Bancorpsouth (B)                                     23,200              567
   Bank Mutual                                           1,700               20
   Bank of Hawaii                                        6,300              325
   Bear Stearns                                          1,000              140
   BioMed Realty Trust+                                  1,400               35
   BlackRock                                             1,046              164
   Blackstone Group LP (B)*                             43,700            1,279
   Boston Private Financial Holdings (B)                15,300              411
   Brandywine Realty Trust+                              3,183               91
   BRE Properties, Cl A+                                   400               24
   Camden Property Trust+                                4,000              268
   Capital Lease Funding+                                2,500               27
   Capital One Financial                                 1,210               95
   Capital Trust, Cl A+                                    500               17
   CapitalSource+                                       12,962              319
   Capitol Federal Financial                               300               11
   Cathay General Bancorp (B)                              500               17
   CB Richard Ellis Group, Cl A*                        13,615              497
   Cedar Shopping Centers+                               2,961               42
   Central Pacific Financial                             2,300               76
   Charter Financial                                     1,100               56
   Chicago Mercantile Exchange
     Holdings, Cl A                                        454              243
   CIT Group                                             7,300              400
   City Bank                                             1,432               45
   City National                                         5,100              388
   Clifton Savings Bancorp (B)                           9,700              105
   CNA Surety*                                           1,900               36
   Colonial BancGroup                                   44,000            1,099
   Commerce Bancorp (B)                                    700               26
   Commerce Bancshares (B)*                              2,483              112
   Community Bank System                                14,000              280
   Community Banks                                         735               24
   CompuCredit (B)*                                      4,650              163
   Conseco*                                             11,400              238
   Corporate Office Properties Trust+ (B)                8,900              365
   Corus Bankshares                                      4,300               74
   Cousins Properties+ (B)                               4,100              119
   Crawford, Cl B                                       16,500              112
   Crescent Real Estate Equities+                        1,000               22
   Cullen/Frost Bankers                                  9,600              513
   Deerfield Triarc Capital+                             3,200               47
   Delphi Financial Group, Cl A                            600               25
   DiamondRock Hospitality+                              1,600               31
   Douglas Emmett+*                                      8,200              203
   Downey Financial (B)                                    500               33
   Duke Realty+                                            900               32
   E*Trade Financial*                                   94,900            2,096
   East West Bancorp                                    11,000              428
   Eaton Vance                                          18,404              813
   Education Realty Trust+                               2,400               34
   EMC Insurance Group                                   3,120               77
   Endurance Specialty Holdings                         13,398              536
   Entertainment Properties Trust+                         800               43
   Equity Lifestyle Properties+                            700               37
   Extra Space Storage+ (B)                              3,600               59
   Federal Agricultural Mortgage,
     Cl C (B)                                           17,000              582
   Federal Realty Investment Trust+                        300               23
   Federated Investors, Cl B                            12,700              487
   FelCor Lodging Trust+                                 2,900               75
   Fieldstone Investment+                                9,100               33
   Financial Federal                                     1,000               30
   Financial Institutions                                2,200               44

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   First American                                       23,590   $        1,168
   First Bancorp Puerto Rico                             3,100               34
   First Busey (B)                                         900               18
   First Cash Financial Services (B)*                   40,700              954
   First Community Bancorp                                 600               34
   First Financial Bancorp (B)                           4,200               63
   First Financial Bankshares (B)                        1,500               58
   First Horizon National (B)                              700               27
   First Industrial Realty Trust+                          109                4
   First Marblehead (B)                                  1,950               75
   First Mercury Financial*                             12,282              258
   First Midwest Bancorp                                12,300              437
   First Niagara Financial Group                        61,700              808
   First Potomac Realty Trust+                             800               19
   First Republic Bank                                     700               38
   FirstFed Financial*                                     600               34
   FirstMerit                                            3,300               69
   Flagstar Bancorp                                      8,600              104
   FNB (Pennslyvania) (B)                                8,300              139
   FNB (Virginia) (B)                                      400               14
   Forest City Enterprises, Cl A                         8,405              517
   Fortress Investment Group LLC (B)*                   33,000              786
   Friedman Billings Ramsey Group,
     Cl A+                                              12,500               68
   Frontier Financial                                    9,700              219
   Fulton Financial                                      9,450              136
   Getty Realty+                                         4,400              116
   Glacier Bancorp                                       1,350               27
   Gladstone Capital (B)                                 1,700               36
   Glimcher Realty Trust+ (B)                            5,600              140
   Gramercy Capital+                                     1,000               28
   Greenhill (B)                                         9,000              618
   Hancock Holding                                         500               19
   Hanover Insurance Group (B)                          19,710              962
   Harleysville Group                                    3,500              117
   Hersha Hospitality Trust+                             2,900               34
   Highland Hospitality+                                 3,100               60
   Highwoods Properties+                                   600               23
   Home Bancshares (B)                                  15,100              341
   Home Properties+                                      1,200               62
   Horace Mann Educators                                 3,500               74
   Hospitality Properties Trust+                        23,500              975
   Host Hotels & Resorts+                               28,400              657
   HRPT Properties Trust+ (B)                           64,000              666
   Hudson City Bancorp                                   5,600               68
   Huntington Bancshares (B)                            38,600              878
   Inland Real Estate+ (B)                               7,000              119
   Innkeepers USA Trust+                                 1,500               27
   IntercontinentalExchange*                             3,885              574
   International Bancshares                              4,510              116
   International Securities Exchange
     Holdings                                              700               46
   Investment Technology Group*                          1,300               56
   Investors Financial Services                          4,300              265
   Investors Real Estate Trust+ (B)                      3,100               32
   iStar Financial+                                        700               31
   Janus Capital Group                                   3,900              109
   Jefferies Group (B)                                  16,800              453
   JER Investors Trust+                                  1,800               27
   KBW (B)*                                             13,800              405
   Kilroy Realty+                                          400               28
   KKR Financial Holdings                               19,000              473
   Knight Capital Group, Cl A*                           2,300               38
   LandAmerica Financial Group (B)                      13,800            1,332
   LaSalle Hotel Properties+                               700               30
   Lazard, Cl A (B)                                      2,500              113
   Legg Mason                                              358               35


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Leucadia National                                     1,000   $           35
   Lexington Realty Trust+ (B)                           3,800               79
   Luminent Mortgage Capital+ (B)                       56,500              570
   Macerich+                                               400               33
   Mack-Cali Realty+                                     4,800              209
   MAF Bancorp                                           1,400               76
   Maguire Properties+                                   4,475              154
   Markel*                                                 500              242
   MarketAxess Holdings (B)*                             2,700               49
   Marsh & McLennan                                     14,543              449
   Marshall & Ilsley                                     2,145              102
   Max Capital                                           2,000               57
   MCG Capital (B)                                       2,100               34
   Meruelo Maddux Properties*                           55,600              454
   MFA Mortgage Investments+                             4,000               29
   MGIC Investment (B)                                   9,115              518
   Midland                                               1,000               47
   Mid-America Apartment
     Communities+ (B)                                    1,300               68
   Move (B)*                                           127,455              571
   MVC Capital (B)                                      31,900              600
   Nara Bancorp (B)                                        900               14
   NASDAQ Stock Market (B)*                             35,700            1,061
   National Financial Partners                           9,207              426
   National Health Investors+                            1,300               41
   National Health Realty+                               1,600               38
   National Retail Properties+ (B)                      17,700              387
   National Western Life Insurance, Cl A*                  100               25
   Nationwide Financial Services,
     Cl A (B)                                           24,342            1,539
   Nationwide Health Properties+                           400               11
   Navigators Group*                                     4,863              262
   NBT Bancorp (B)                                       3,100               70
   Nelnet, Cl A (B)                                      7,225              177
   New York Community Bancorp                            6,848              117
   Newcastle Investment+ (B)                             1,400               35
   NorthStar Realty Finance+                            10,300              129
   Northwest Bancorp (B)                                 1,100               29
   Nuveen Investments, Cl A (B)                          2,500              155
   NYSE Euronext*                                        1,150               85
   Ocwen Financial*                                      2,700               36
   Old National Bancorp (B)                             14,200              236
   Old Republic International                           31,875              678
   One Liberty Properties+ (B)                           1,500               34
   OneBeacon Insurance Group*                           18,100              458
   optionsXpress Holdings (B)                            3,800               98
   Pacific Capital Bancorp                               2,096               57
   Park National (B)                                     1,200              102
   Parkway Properties+                                     600               29
   PartnerRe                                               700               54
   PennantPark Investment*                              27,400              385
   Pennsylvania Real Estate Investment
     Trust+                                              2,000               89
   People's United Financial (B)                        34,665              615
   Philadelphia Consolidated
     Holding (B)*                                        6,710              280
   Phoenix                                               3,700               56
   Piper Jaffray*                                       13,800              769
   Platinum Underwriters Holdings                       11,600              403
   PMI Group                                            11,000              491
   PNC Financial Services Group                            292               21
   Popular (B)                                          23,100              371
   Portfolio Recovery Associates (B)*                   14,200              852
   Post Properties+                                        600               31
   Potlatch                                                900               39
   ProAssurance (B)*                                     3,700              206
   Provident Bankshares                                  3,700              121

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   PS Business Parks+                                    1,400   $           89
   Public Storage+                                         984               76
   Radian Group                                         17,400              940
   RAIT Financial Trust+                                29,200              760
   Ramco-Gershenson Properties+                          1,000               36
   Rayonier+ (B)                                         2,850              129
   Realty Income+ (B)                                    7,400              186
   Redwood Trust+                                          700               34
   Reinsurance Group of America                          4,600              277
   Republic Property Trust+ (B)                          2,800               34
   S&T Bancorp (B)                                         900               30
   Safeco                                               15,000              934
   Safety Insurance Group                                3,900              161
   Saul Centers+ (B)                                     1,300               59
   Seacoast Banking of Florida (B)                         900               20
   Signature Bank*                                       1,700               58
   SL Green Realty+                                        300               37
   Sovereign Bancorp                                     3,345               71
   Sovran Self Storage+ (B)                              1,100               53
   Spirit Finance+                                       4,100               60
   St. Joe (B)                                          13,651              633
   Stancorp Financial Group                              8,800              462
   Sterling Bancshares                                  32,250              365
   Sterling Financial, Washington Shares                17,402              504
   Stewart Information Services (B)                     10,500              418
   Strategic Hotels & Resorts+                           3,500               79
   Sun Communities+ (B)                                  3,900              116
   Sunstone Hotel Investors+                             5,300              150
   SVB Financial Group*                                  1,300               69
   T. Rowe Price Group                                   1,091               57
   Tanger Factory Outlet Centers+                          900               34
   TCF Financial (B)                                    35,300              981
   TD Ameritrade Holding*                               10,554              211
   Technology Investment Capital (B)                     4,500               71
   Tejon Ranch*                                          2,100               93
   Thomas Weisel Partners Group*                        17,700              295
   Toronto-Dominion Bank                                 1,493              102
   TradeStation Group*                                  22,600              263
   Transatlantic Holdings                                  593               42
   Triad Guaranty (B)*                                     600               24
   Trico Bancshares                                        547               12
   Trustco Bank (B)                                      5,600               55
   Trustmark (B)                                         1,400               36
   U-Store-It Trust+ (B)                                 6,100              100
   UDR+ (B)                                                700               18
   Umpqua Holdings (B)                                   8,300              195
   UnionBanCal                                          14,300              854
   United Bankshares (B)                                13,100              417
   United Community Banks                                  700               18
   Universal American Financial*                         3,400               72
   Universal Health Realty Income
     Trust+                                                300               10
   UnumProvident                                        45,296            1,183
   Urstadt Biddle Properties, Cl A+                      1,600               27
   Valley National Bancorp (B)                           4,851              109
   Ventas+                                               1,400               51
   Waddell & Reed Financial, Cl A                        1,000               26
   Washington Federal                                    1,800               44
   Washington Mutual                                     2,762              118
   Washington Real Estate Investment
     Trust+                                              1,600               54
   Webster Financial (B)                                 3,200              137
   WesBanco                                              1,500               44
   Westamerica Bancorporation                              232               10
   Westfield Financial (B)                               2,625               26
   Whitney Holding (B)                                   1,200               36
   Wilmington Trust                                      1,900               79


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Winston Hotels+                                      26,500   $          397
   Wintrust Financial (B)                                7,800              342
   Zions Bancorporation                                    250               19
                                                                 ---------------
                                                                         70,296
                                                                 ---------------
HEALTH CARE -- 11.2%
   Abaxis*                                               2,200               46
   Abraxis BioScience (B)*                              28,112              625
   Acadia Pharmaceuticals (B)*                          15,600              213
   Accelrys (B)*                                        46,500              292
   Adams Respiratory Therapeutics*                       1,030               41
   Advanced Medical Optics (B)*                          5,100              178
   Affymetrix (B)*                                      45,300            1,128
   Air Methods*                                          1,783               65
   Albany Molecular Research*                            3,100               46
   Alexion Pharmaceuticals (B)*                          1,400               63
   Align Technology (B)*                                 7,865              190
   Alkermes*                                            65,100              950
   Allscripts Healthcare Solutions (B)*                  1,700               43
   Alpharma, Cl A                                          908               24
   Amedisys (B)*                                         9,380              341
   American Medical Systems
     Holdings (B)*                                       6,000              108
   AMERIGROUP*                                           1,620               39
   Amylin Pharmaceuticals (B)*                           3,096              127
   Analogic                                              1,074               79
   Angiotech Pharmaceuticals*                           27,900              198
   Applera -- Applied Biosystems Group                   3,700              113
   Applera -- Celera Group (B)*                         31,100              386
   Apria Healthcare Group (B)*                          30,990              892
   Arena Pharmaceuticals*                                3,300               36
   Arrow International                                   1,900               73
   Axcan Pharma (B)*                                    44,308              856
   Barr Pharmaceuticals*                                17,400              874
   Bausch & Lomb*                                       15,196            1,055
   Beckman Coulter                                         500               32
   Bio-Rad Laboratories, Cl A*                             900               68
   Biogen Idec*                                         10,400              556
   BioMarin Pharmaceuticals (B)*                        21,790              391
   Bruker BioSciences*                                   4,400               40
   Cambrex                                              28,300              376
   Centene*                                                700               15
   Cephalon (B)*                                        31,496            2,532
   Cerner (B)*                                             400               22
   Chemed                                               18,704            1,240
   Community Health Systems (B)*                         9,900              400
   Computer Programs & Systems                             720               22
   Conmed*                                               1,300               38
   Cooper (B)                                           27,835            1,484
   Corvel*                                                 618               16
   Covance*                                                500               34
   Coventry Health Care*                                 3,700              213
   Cubist Pharmaceuticals (B)*                          66,400            1,309
   Cytyc*                                                1,500               65
   Dade Behring Holdings                                18,594              988
   Datascope                                            11,200              429
   DaVita*                                               8,900              480
   Dentsply International                               16,300              624
   Depomed (B)*                                         44,000              210
   Digene (B)*                                           5,495              330
   Dionex*                                                 500               35
   Discovery Laboratories*                              26,400               75
   DJO*                                                 20,200              834
   Eclipsys*                                             3,296               65
   Edwards Lifesciences (B)*                             4,000              197
   Emageon (B)*                                         13,100              118
   Endo Pharmaceuticals Holdings*                       13,495              462

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Enzo Biochem*                                         2,400   $           36
   Enzon Pharmaceuticals (B)*                            2,600               20
   eResearch Technology (B)*                            67,798              645
   ev3 (B)*                                              2,795               47
   Exelixis*                                             2,800               34
   Express Scripts*                                      6,800              340
   Flamel Technologies ADR (B)*                          1,900               40
   Foxhollow Technologies (B)*                           1,600               34
   Gen-Probe*                                              700               42
   Genesis HealthCare*                                     600               41
   Genitope (B)*                                         8,400               32
   Genzyme*                                              3,952              254
   Geron (B)*                                           23,800              168
   Haemonetics*                                            700               37
   Health Net (B)*                                       5,300              280
   Healthways (B)*                                       3,500              166
   Henry Schein*                                           300               16
   Hi-Tech Pharmacal (B)*                                3,000               36
   Hillenbrand Industries                                  600               39
   HLTH (B)*                                            10,770              151
   Hologic (B)*                                         10,435              577
   Humana*                                                 300               18
   I-Flow*                                                 350                6
   ICU Medical*                                            700               30
   Idexx Laboratories (B)*                               3,700              350
   Illumina*                                             1,600               65
   Immucor (B)*                                          1,950               55
   IMS Health                                            7,490              241
   Integra LifeSciences Holdings*                          600               30
   Intuitive Surgical*                                     500               69
   inVentiv Health*                                      1,000               37
   Inverness Medical Innovations (B)*                   10,357              528
   Invitrogen*                                          10,500              774
   Isis Pharmaceuticals*                                 3,900               38
   Kendle International*                                 8,315              306
   Kindred Healthcare*                                   1,027               32
   King Pharmaceuticals*                                22,600              462
   KV Pharmaceutical, Cl A (B)*                          1,900               52
   LCA-Vision (B)                                          800               38
   Lifecell*                                            20,100              614
   LifePoint Hospitals*                                    800               31
   Ligand Pharmaceuticals, Cl B (B)*                     9,900               68
   Lincare Holdings (B)*                                 5,700              227
   Magellan Health Services*                            16,200              753
   Manor Care (B)                                        9,800              640
   Martek Biosciences*                                   5,800              151
   Matria Healthcare*                                    3,295              100
   Medarex (B)*                                        155,300            2,219
   Medicines*                                            2,900               51
   Medicis Pharmaceutical, Cl A                         14,500              443
   Merit Medical Systems*                                2,500               30
   Metabolix*                                            4,300              108
   MGI Pharma*                                           2,400               54
   Micrus Endovascular*                                 11,100              273
   Millennium Pharmaceuticals*                           3,700               39
   Millipore (B)*                                          400               30
   Mindray Medical International ADR*                    2,100               64
   Mylan Laboratories                                    1,100               20
   Myriad Genetics (B)*                                 30,670            1,141
   Neurocrine Biosciences (B)*                          13,800              155
   Nighthawk Radiology Holdings (B)*                     7,700              139
   NuVasive*                                             1,600               43
   Odyssey HealthCare*                                     889               11
   Omnicare (B)                                         19,400              700
   Omnicell*                                             1,531               32
   Onyx Pharmaceuticals (B)*                             2,700               73
   Orthofix International*                                 635               29


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   OSI Pharmaceuticals (B)*                              1,918   $           69
   Owens & Minor                                         9,685              338
   Par Pharmaceutical*                                   3,595              101
   Parexel International (B)*                            4,400              185
   Patterson*                                            2,900              108
   PDL BioPharma*                                       15,900              370
   Pediatrix Medical Group (B)*                          4,730              261
   PerkinElmer                                           2,800               73
   Perrigo                                               3,400               67
   Pharmaceutical Product Development                    7,400              283
   Pharmacopeia Drug Discovery (B)*                     29,750              165
   Pharmion*                                             1,700               49
   PolyMedica (B)                                        1,300               53
   PSS World Medical*                                    1,400               25
   Psychiatric Solutions (B)*                           14,975              543
   Regeneron Pharmaceuticals*                           43,830              785
   Renovis*                                             10,300               37
   Resmed*                                               4,740              196
   Respironics*                                            218                9
   Sciele Pharma (B)*                                    1,800               42
   Sepracor*                                            23,900              980
   Sirona Dental Systems*                                4,075              154
   Stereotaxis (B)*                                      1,900               25
   STERIS                                                2,400               73
   SurModics (B)*                                        1,100               55
   Tanox (B)*                                            1,400               27
   Tenet Healthcare (B)*                                23,032              150
   Thermo Fisher Scientific (B)*                         3,600              186
   Thoratec*                                             2,000               37
   Triad Hospitals*                                         50                3
   Trizetto Group*                                       2,800               54
   United Therapeutics (B)*                             15,700            1,001
   Universal Health Services, Cl B                       5,314              327
   Valeant Pharmaceuticals International                 3,500               58
   Varian*                                                 700               38
   Varian Medical Systems (B)*                          20,400              867
   VCA Antech*                                             800               30
   Ventana Medical Systems*                              1,500              116
   Verenium (B)*                                        10,400               53
   Vertex Pharmaceuticals (B)*                           3,218               92
   Viropharma (B)*                                       2,300               32
   Vital Signs                                           1,000               56
   Vnus Medical Technologies (B)*                        4,400               59
   Volcano*                                             14,895              301
   Waters*                                                 600               36
   Watson Pharmaceuticals*                              23,200              755
   West Pharmaceutical Services                          1,100               52
   Wright Medical Group*                                 2,900               70
   Zoll Medical*                                         1,800               40
                                                                 ---------------
                                                                         46,671
                                                                 ---------------
INDUSTRIALS -- 14.3%
   AAON*                                                 1,000               32
   ABX Air*                                              4,644               37
   ACCO Brands*                                         13,055              301
   Actuant, Cl A (B)                                     3,476              219
   Advisory Board*                                       1,200               67
   AGCO*                                                 4,472              194
   Airtran Holdings (B)*                                 1,800               20
   Alaska Air Group (B)*                                28,512              794
   Albany International, Cl A (B)                       26,984            1,091
   Alexander & Baldwin                                   1,939              103
   Allegiant Travel*                                     1,100               34
   Alliant Techsystems*                                    563               56
   Allied Waste Industries*                              2,300               31
   Altra Holdings*                                      13,800              238
   Amerco*                                               1,341              101

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   American Commercial Lines*                            2,662   $           69
   American Reprographics*                               1,100               34
   American Superconductor (B)*                          2,800               54
   American Woodmark (B)                                   800               28
   Ametek                                                  750               30
   AMR (B)*                                              4,773              126
   Angelica                                              1,400               30
   AO Smith                                             12,466              497
   Applied Industrial Technologies                       1,050               31
   Arkansas Best (B)                                     7,800              304
   Armor Holdings*                                         400               35
   ASV*                                                    472                8
   Badger Meter                                            125                4
   Baldor Electric                                       2,100              104
   Barnes Group                                          9,980              316
   Basin Water (B)*                                      4,800               42
   BE Aerospace (B)*                                    18,120              748
   Blount International*                                 2,075               27
   Brady, Cl A                                           1,600               59
   Briggs & Stratton (B)                                25,825              815
   Brink's                                              23,300            1,442
   Bucyrus International, Cl A                           5,610              397
   Builders FirstSource*                                 5,500               88
   C&D Technologies                                        402                2
   Cenveo*                                               3,775               88
   Ceradyne*                                               600               44
   Chicago Bridge & Iron                                30,895            1,166
   ChoicePoint*                                          1,260               54
   Clarcor                                               1,600               60
   Clean Harbors*                                          126                6
   CNH Global (B)                                        3,060              156
   Columbus McKinnon*                                    2,549               82
   Comfort Systems USA                                   7,981              113
   Compx International                                   5,300               98
   Con-way                                               3,903              196
   Continental Airlines, Cl B (B)*                       1,200               41
   Copart*                                               9,400              288
   Corporate Executive Board                               500               32
   Corrections of America*                               5,470              345
   Covenant Transport, Cl A*                             1,500               17
   Crane                                                13,800              627
   Cubic (B)                                            13,800              417
   Cummins                                              12,500            1,265
   Curtiss-Wright                                        1,200               56
   Danaos*                                               6,900              217
   Deluxe (B)                                           23,100              938
   Dollar Thrifty Automotive Group*                      1,200               49
   Donaldson                                             9,600              341
   Dun & Bradstreet                                      6,549              674
   Dynamic Materials (B)                                30,500            1,144
   Eagle Bulk Shipping (B)                               5,900              132
   EDO                                                   2,860               94
   EGL*                                                  3,420              159
   EMCOR Group*                                          3,332              243
   EnerSys*                                                839               15
   EnPro Industries*                                       800               34
   Equifax                                              11,658              518
   ESCO Technologies (B)*                                8,210              298
   Fastenal (B)*                                         1,200               50
   Flow International (B)*                              36,500              460
   Flowserve (B)                                        10,500              752
   Fluor                                                   502               56
   Forward Air                                           1,200               41
   Freightcar America                                    1,411               68
   FTI Consulting*                                       1,000               38
   GATX (B)                                              3,600              177
   GenCorp (B)*                                         11,150              146


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   General Cable*                                        2,089   $          158
   General Electric                                      2,700              103
   Genlyte Group*                                          400               31
   Geo Group*                                            3,263               95
   Goodrich                                             20,907            1,245
   Gorman-Rupp                                           1,000               32
   Graco                                                   500               20
   GrafTech International*                               4,600               77
   Granite Construction                                  6,199              398
   H&E Equipment Services*                               4,575              127
   Harsco                                                3,600              187
   Heartland Express                                     2,300               38
   Herman Miller (B)                                    17,330              548
   Hertz Global Holdings*                               21,900              582
   Hexcel*                                               1,800               38
   Honeywell International                               1,614               91
   HUB Group, Cl A*                                     13,250              466
   Hubbell, Cl B                                        14,400              781
   Hudson Highland Group*                                  415                9
   Huron Consulting Group*                               2,300              168
   IDEX                                                  9,670              373
   IKON Office Solutions                                20,714              323
   Infrasource Services*                                 1,600               59
   Insituform Technologies, Cl A (B)*                    1,500               33
   Interline Brands*                                     1,800               47
   Ionatron*                                               655                3
   Jacobs Engineering Group*                             5,299              305
   JB Hunt Transport Services                           18,600              545
   JetBlue Airways (B)*                                  2,600               31
   Joy Global                                           19,400            1,132
   Kaman                                                 2,107               66
   Kansas City Southern*                                17,000              638
   Kaydon                                                  700               37
   KBR*                                                 12,700              333
   Kelly Services, Cl A (B)                             16,300              448
   Kenexa*                                               1,000               38
   Kforce*                                               1,859               30
   Kirby*                                               11,104              426
   Knight Transportation (B)                             3,300               64
   Knoll (B)                                            30,400              681
   Ladish*                                               1,917               82
   Laidlaw International                                 8,700              301
   Landstar System                                       8,100              391
   Lennox International                                 13,500              462
   Lincoln Electric Holdings                             1,980              147
   MAIR Holdings*                                        5,300               35
   Manitowoc                                            13,525            1,087
   Manpower                                                700               65
   McDermott International*                              5,902              491
   Middleby*                                             9,800              586
   Milacron (B)*                                         6,736               59
   Mine Safety Appliances (B)                            1,600               70
   Monster Worldwide (B)*                               11,300              464
   Moog, Cl A (B)*                                       2,300              101
   MSC Industrial Direct, Cl A                           1,200               66
   MTC Technologies*                                     1,300               32
   Mueller Industries (B)                               24,300              837
   Mueller Water Products, Cl B                          7,105              107
   NACCO Industries, Cl A                                  504               78
   Navistar International*                              10,109              667
   Nordson                                               1,000               50
   Old Dominion Freight Line*                            1,050               32
   Orbital Sciences*                                     7,700              162
   Oshkosh Truck                                         2,300              145
   Pacer International                                   2,465               58
   Pall                                                 31,515            1,449
   PAM Transportation Services (B)*                      1,500               27

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Pentair                                               1,616   $           62
   Perini*                                                 394               24
   PHH*                                                 15,000              468
   Quanta Services (B)*                                 25,725              789
   RBC Bearings (B)*                                    11,715              483
   Regal-Beloit                                            600               28
   Republic Airways Holdings*                           18,570              378
   Resources Connection (B)*                             1,900               63
   Robert Half International                             7,200              263
   Rollins                                               1,600               36
   RR Donnelley & Sons                                   1,500               65
   Ryder System                                         28,929            1,556
   School Specialty (B)*                                   900               32
   Sequa, Cl A*                                            164               18
   Shaw Group*                                           5,396              250
   Skywest                                               2,200               52
   Spirit Aerosystems Holdings, Cl A*                   16,110              581
   SPX                                                   5,900              518
   Standard Register                                     3,764               43
   Steelcase, Cl A                                      45,100              834
   Stericycle*                                           1,000               44
   Sunpower, Cl A (B)*                                   3,600              227
   Superior Essex*                                       3,208              120
   TAL International Group                               2,700               80
   Taser International (B)*                              4,000               56
   Tecumseh Products, Cl A (B)*                         28,300              445
   Teledyne Technologies (B)*                           15,800              726
   TeleTech Holdings*                                    2,300               75
   Tetra Tech (B)*                                       1,300               28
   Thomas & Betts*                                       1,600               93
   Timken (B)                                           15,210              549
   Toro                                                  1,400               82
   TransDigm Group*                                        900               36
   Trex*                                                   255                5
   Trinity Industries (B)                               16,900              736
   TurboChef Technologies (B)*                           2,800               39
   UAP Holding                                           7,015              211
   Ultrapetrol Bahamas*                                  3,100               73
   United Rentals*                                      20,200              657
   United Stationers*                                    8,412              561
   United Technologies                                   2,235              159
   Universal Forest Products (B)                        13,200              558
   URS*                                                 15,549              755
   USA Truck*                                           15,000              249
   USG (B)*                                              4,955              243
   UTI Worldwide                                         4,075              109
   Viad                                                  1,200               51
   Wabtec                                                9,287              339
   Walter Industries (B)                                 5,530              160
   Washington Group International*                       5,008              401
   Waste Connections*                                   29,979              907
   Waste Industries USA                                  1,800               61
   Waste Services*                                       2,900               35
   Watson Wyatt Worldwide, Cl A (B)                      7,425              375
   Watts Water Technologies, Cl A                        1,000               37
   WESCO International (B)*                             12,220              739
   Williams Scotsman International*                     36,200              862
   Woodward Governor (B)                                15,500              832
   WW Grainger                                          12,800            1,191
   Xerium Technologies                                   1,375               11
   YRC Worldwide (B)*                                   17,300              637
                                                                 ---------------
                                                                         59,357
                                                                 ---------------
INFORMATION TECHNOLOGY -- 18.9%
   3Com*                                                31,900              132
   Activision (B)*                                      60,500            1,130
   Acxiom                                                4,900              130


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Adaptec*                                              5,800   $           22
   ADC Telecommunications*                               2,900               53
   Adobe Systems*                                          966               39
   Adtran (B)                                            2,700               70
   Advanced Analogic Technologies*                      13,125              127
   Advent Software*                                     11,700              381
   Aeroflex*                                             2,100               30
   Akamai Technologies (B)*                             22,081            1,074
   Alliance Semiconductor*                              29,600              148
   Amdocs*                                               2,700              108
   AMIS Holdings*                                       12,941              162
   Amkor Technology*                                    35,011              551
   Andrew*                                               5,200               75
   Ansys*                                                4,200              111
   aQuantive*                                            3,200              204
   Ariba*                                                2,900               29
   ARM Holdings ADR*                                    63,700              557
   Arris Group (B)*                                     27,800              489
   Arrow Electronics*                                    1,000               38
   Asyst Technologies*                                   2,499               18
   Atheros Communications (B)*                           2,200               68
   Atmel*                                                6,800               38
   ATMI*                                                 1,600               48
   Authorize.Net Holdings*                               1,775               32
   Autodesk*                                             1,000               47
   Avanex (B)*                                          72,200              130
   Avaya*                                               15,900              268
   Avid Technology (B)*                                  1,400               49
   Avnet*                                               13,200              523
   Avocent*                                             34,600            1,004
   AVX                                                   4,600               77
   Axcelis Technologies*                                 5,300               34
   BEA Systems*                                          3,400               47
   BearingPoint (B)*                                    73,600              538
   Bel Fuse, Cl B                                          600               20
   Benchmark Electronics*                                3,444               78
   BISYS Group (B)*                                      2,700               32
   Black Box                                             6,200              257
   Blackboard (B)*                                       8,725              367
   BMC Software*                                         4,800              145
   Brightpoint*                                          2,305               32
   Broadcom, Cl A*                                         111                3
   Broadridge Financial Solutions*                      23,600              451
   Brocade Communications Systems*                     144,985            1,134
   Brooks Automation*                                   27,000              490
   Cabot Microelectronics (B)*                           3,100              110
   CACI International, Cl A*                             1,200               59
   Cadence Design Systems (B)*                           2,600               57
   Ceridian*                                             4,500              158
   Checkfree*                                           12,800              515
   Checkpoint Systems*                                   7,002              177
   Ciena*                                                1,600               58
   Cirrus Logic*                                        17,687              147
   Citrix Systems*                                      23,096              778
   CNET Networks (B)*                                  108,700              890
   Cogent (B)*                                           6,800              100
   Cognex (B)                                            7,200              162
   Cognizant Technology Solutions, Cl A*                 3,700              278
   Coherent*                                               400               12
   CommScope (B)*                                       10,540              615
   Commvault Systems*                                   13,200              228
   Computer Sciences*                                      335               20
   Comtech Group*                                       15,755              260
   Comtech Telecommunications*                           1,000               46
   Comverse Technology*                                 39,300              819
   Convergys*                                           17,000              412

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Cree*                                                 1,374   $           36
   CSG Systems International (B)*                        4,734              125
   CTS                                                   3,925               50
   Cymer*                                               14,701              591
   Cypress Semiconductor*                                3,500               82
   DealerTrack Holdings (B)*                             9,510              350
   Diebold                                                 800               42
   Digital River*                                          800               36
   Ditech Networks*                                      3,800               31
   Dolby Laboratories, Cl A*                             1,500               53
   DST Systems*                                            800               63
   Dycom Industries*                                     2,600               78
   Earthlink*                                           85,300              637
   Echelon (B)*                                          2,600               41
   eFunds*                                               1,400               49
   Electro Scientific Industries*                        1,000               21
   Electronic Data Systems                              25,417              705
   Electronics for Imaging*                             25,340              715
   Emulex*                                               3,610               79
   Entegris*                                             3,600               43
   Equinix (B)*                                            500               46
   eSpeed, Cl A*                                         1,490               13
   Euronet Worldwide (B)*                                1,100               32
   F5 Networks*                                         10,500              846
   Factset Research Systems                              6,900              472
   Fairchild Semiconductor
     International (B)*                                  6,600              128
   FEI*                                                  4,300              140
   Fidelity National Information
     Services (B)                                          900               49
   Flextronics International (B)*                      176,400            1,905
   Flir Systems (B)*                                    13,630              630
   Formfactor*                                             700               27
   Forrester Research*                                     900               25
   Foundry Networks*                                    81,800            1,363
   Gartner*                                              2,600               64
   Gevity HR                                            29,900              578
   Global Cash Access (B)*                              48,800              782
   Global Payments                                       5,000              198
   Greenfield Online (B)*                                4,400               70
   Harmonic*                                            18,900              168
   Harris                                                  800               44
   Heartland Payment Systems                             6,885              202
   Hewitt Associates, Cl A*                              9,059              290
   Hughes Communications*                                1,000               52
   Ikanos Communications*                               41,515              316
   Imation                                               1,381               51
   Immersion*                                           24,700              370
   Infinera (B)*                                         3,700               92
   Informatica (B)*                                     50,300              743
   Infospace*                                            1,600               37
   Ingram Micro, Cl A*                                   6,501              141
   Interdigital Communications (B)*                      1,600               51
   Intermec (B)*                                         3,301               84
   International Rectifier*                              1,607               60
   Intersil, Cl A                                       27,100              853
   Intevac*                                             13,860              295
   Iron Mountain*                                        1,200               31
   Itron (B)*                                            2,540              198
   Ixia*                                                 4,400               41
   j2 Global Communications*                             2,400               84
   Jack Henry & Associates (B)                           7,200              185
   JDS Uniphase (B)*                                     2,400               32
   Juniper Networks*                                    15,954              402
   Kemet*                                                2,900               20
   Keynote Systems*                                     31,700              520
   Kopin (B)*                                            8,800               34


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Kulicke & Soffa Industries*                           1,137   $           12
   L-1 Identity Solutions (B)*                           5,923              121
   Lam Research (B)*                                     1,600               82
   Lattice Semiconductor*                              192,200            1,099
   Lawson Software (B)*                                 68,800              680
   Lexmark International, Cl A*                          9,000              444
   Lionbridge Technologies*                             41,600              245
   Littelfuse*                                             800               27
   LSI Logic*                                           13,100               98
   Macrovision*                                          1,200               36
   Manhattan Associates*                                14,805              413
   Mantech International, Cl A*                          1,500               46
   Mattson Technology*                                     783                8
   McAfee*                                               5,081              179
   MEMC Electronic Materials*                            1,700              104
   Mentor Graphics*                                      2,900               38
   Mercury Computer Systems*                            20,900              255
   Methode Electronics                                  33,500              524
   Mettler Toledo International*                           400               38
   Micrel*                                               2,700               34
   Microsemi (B)*                                       38,700              927
   MicroStrategy, Cl A*                                    612               58
   Microtune*                                            5,185               27
   MKS Instruments*                                     19,100              529
   MoneyGram International                               1,000               28
   Monolithic Power Systems*                             5,478               96
   MPS Group*                                            1,700               23
   MSC.Software*                                         2,900               39
   MTS Systems                                           1,344               60
   National Instruments                                  1,300               42
   National Semiconductor                               20,800              588
   NAVTEQ (B)*                                           1,700               72
   NCR*                                                  8,400              441
   Ness Technologies*                                    2,600               34
   Net 1 UEPS Technologies (B)*                          1,300               31
   Netgear*                                              1,300               47
   Netlogic Microsystems*                                  525               17
   Newport*                                              1,300               20
   NIC (B)*                                              3,700               25
   Novell*                                               4,200               33
   Nuance Communications*                               56,600              947
   Omnivision Technologies (B)*                          2,800               51
   ON Semiconductor (B)*                                43,370              465
   Opsware*                                              3,500               33
   Orckit Communications (B)*                           22,900              205
   OSI Systems*                                            718               20
   Palm (B)*                                             2,400               38
   Perficient*                                          13,405              277
   Pericom Semiconductor*                                2,100               23
   Perot Systems, Cl A (B)*                             37,500              639
   Photochannel Networks*                              125,700              367
   Photronics*                                           3,347               50
   Plantronics (B)                                       2,600               68
   Plexus*                                               1,200               28
   PMC - Sierra (B)*                                     5,600               43
   Polycom*                                             89,900            3,021
   Powerwave Technologies*                              15,180              102
   Progress Software*                                    1,200               38
   QLogic*                                              14,100              235
   Quantum (B)*                                         41,800              133
   Quest Software*                                      14,700              238
   Rackable Systems (B)*                                18,300              226
   RADWARE*                                             14,200              207
   Rambus*                                               2,500               45
   RealNetworks*                                         3,700               30
   Red Hat (B)*                                        114,200            2,544
   RF Micro Devices (B)*                               206,400            1,288

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Riverbed Technology*                                 20,200   $          885
   Rofin-Sinar Technologies*                               500               35
   S1*                                                   3,900               31
   SAIC*                                                 2,800               51
   Salesforce.com (B)*                                  23,060              988
   Sanmina-SCI*                                         14,813               46
   Sapient*                                              5,700               44
   Satyam Computer Services ADR (B)*                    32,700              810
   SAVVIS (B)*                                          16,600              822
   Scansource (B)*                                       1,200               38
   Seachange International*                             46,400              360
   Seagate Technology                                   21,659              472
   Semtech*                                              4,000               69
   Silicon Image*                                        2,600               22
   Silicon Laboratories*                                 2,000               69
   Silicon Motion Technology ADR*                       14,245              354
   Sina*                                                 7,805              327
   SkillSoft ADR*                                       36,495              339
   Skyworks Solutions (B)*                             250,000            1,837
   Solectron*                                          118,800              437
   Sonus Networks*                                       6,500               55
   Spansion, Cl A*                                       4,600               51
   SRA International, Cl A*                              1,500               38
   Standard Microsystems*                                  648               22
   Starent Networks (B)*                                15,600              229
   Sun Microsystems*                                    40,772              214
   Supertex (B)*                                           900               28
   Sybase (B)*                                          16,900              404
   Sycamore Networks*                                   11,300               45
   SYKES Enterprises*                                   37,800              718
   Synaptics*                                            1,300               47
   Synchronoss Technologies*                            10,490              308
   SYNNEX*                                               1,243               26
   Synopsys*                                            13,853              366
   Syntel                                                2,100               64
   Take-Two Interactive Software (B)*                    2,600               52
   Tech Data*                                            1,900               73
   Technitrol                                           20,900              599
   Tekelec (B)*                                         50,100              722
   Tektronix                                               986               33
   Tellabs*                                              5,700               61
   Tessera Technologies*                                   900               36
   THQ (B)*                                             39,200            1,196
   TIBCO Software*                                      95,900              868
   Transaction Systems Architects*                         700               24
   Trident Microsystems (B)*                            41,100              754
   Trimble Navigation*                                  13,890              447
   Triquint Semiconductor*                               9,800               50
   Ultratech (B)*                                       35,700              476
   Unisys*                                               5,145               47
   United Online                                        29,300              483
   Universal Display (B)*                               27,785              437
   Utstarcom (B)*                                       37,000              208
   Valueclick*                                           1,400               41
   Varian Semiconductor Equipment
     Associates*                                        16,425              658
   Vasco Data Security International*                   17,950              409
   Veeco Instruments*                                    6,921              144
   VeriFone Holdings*                                    9,960              351
   Verigy*                                              10,380              297
   Verint Systems*                                      22,300              698
   VeriSign*                                            16,839              534
   Viasat*                                               9,555              307
   Vishay Intertechnology*                              55,500              878
   Wavecom ADR*                                         15,000              529
   Websense*                                             1,500               32
   Western Digital*                                     49,800              964


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Wind River Systems (B)*                             111,100   $        1,222
   Zoran*                                               51,244            1,027
                                                                 ---------------
                                                                         78,371
                                                                 ---------------
MATERIALS -- 5.6%
   Airgas                                               11,800              565
   AK Steel Holding*                                     9,828              367
   Albemarle                                             4,800              185
   Allegheny Technologies                                9,000              944
   Aptargroup                                            4,400              156
   Ashland                                               6,900              441
   Ball (B)                                             16,900              899
   Bowater (B)                                           9,281              232
   Cabot                                                 8,094              386
   Carpenter Technology                                  3,584              467
   Celanese, Ser A                                      19,500              756
   Century Aluminum*                                       700               38
   Chesapeake                                            2,500               31
   Coeur d'Alene Mines (B)*                              5,200               19
   Commercial Metals                                    19,985              675
   Compass Minerals International (B)                    2,700               94
   Constar International (B)*                           18,500              114
   Crown Holdings*                                      47,273            1,180
   Cytec Industries (B)                                 21,800            1,390
   Deltic Timber                                           700               38
   Eagle Materials (B)                                     800               39
   Eastman Chemical                                      8,500              547
   Ferro                                                 2,435               61
   Florida Rock Industries                                 900               61
   FMC                                                  21,026            1,880
   Glatfelter                                            2,300               31
   Greif, Cl A                                          12,928              771
   H.B. Fuller                                          18,600              556
   Headwaters*                                           1,049               18
   Hercules*                                            45,320              891
   Huntsman                                              3,117               76
   Innospec                                                526               31
   International Flavors & Fragrances                      500               26
   Koppers Holdings                                      2,750               93
   Louisiana-Pacific                                    29,700              562
   Lubrizol                                             14,300              923
   Martin Marietta Materials                               300               49
   Material Sciences*                                      113                1
   MeadWestvaco                                         14,800              523
   Metal Management                                      2,611              115
   Minerals Technologies                                   600               40
   Mosaic (B)*                                           6,500              254
   Neenah Paper                                          2,442              101
   NewMarket                                               592               29
   NN                                                    2,200               26
   Olympic Steel                                           535               15
   Owens-Illinois                                       19,077              668
   Packaging of America                                    900               23
   PolyOne*                                             42,500              306
   Quaker Chemical                                          85                2
   Quanex (B)                                           19,125              931
   Rinker Group ADR (B)                                  1,200               96
   Rock-Tenn, Cl A                                      12,200              387
   Royal Gold (B)                                          900               21
   Schnitzer Steel Industries, Cl A (B)                  1,619               78
   Schweitzer-Mauduit International                      1,500               46
   Sealed Air                                            1,200               37
   Sensient Technologies                                 3,400               86
   Sigma-Aldrich (B)                                     5,800              247
   Silgan Holdings                                       2,485              137
   Smurfit-Stone Container (B)*                          2,800               37
   Spartech                                              1,360               36

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Steel Dynamics                                       13,800   $          578
   Stillwater Mining*                                    4,200               46
   Symyx Technologies*                                  12,903              148
   Temple-Inland                                           500               31
   Terra Industries (B)*                                11,800              300
   Texas Industries (B)                                 13,211            1,036
   Titanium Metals*                                        668               21
   United States Steel                                   6,400              696
   Valhi                                                 1,400               23
   Valspar                                              14,000              398
   Wausau Paper (B)                                      6,945               93
   Westlake Chemical                                     1,200               34
   Wheeling-Pittsburgh*                                    570               11
   WR Grace*                                               660               16
                                                                 ---------------
                                                                         23,265
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.8%
   Alaska Communications Systems Group                  19,470              308
   American Tower, Cl A*                                 5,315              223
   Cbeyond*                                              1,500               58
   Centennial Communications*                           19,930              189
   CenturyTel                                           19,200              942
   Cincinnati Bell*                                      1,230                7
   Citizens Communications                               4,395               67
   Clearwire, Cl A (B)*                                 32,500              794
   Cogent Communications Group*                         18,200              544
   Consolidated Communications Holdings                  1,241               28
   Crown Castle International*                           3,022              110
   CT Communications                                     2,000               61
   Dobson Communications, Cl A*                          4,855               54
   Fairpoint Communications                              1,900               34
   General Communication, Cl A*                          1,800               23
   Global Crossing*                                     10,155              192
   IDT, Cl B (B)*                                        5,215               54
   Iowa Telecommunications Services                      6,190              141
   Leap Wireless International*                          9,590              810
   Level 3 Communications (B)*                          23,677              138
   MetroPCS Communications*                              5,400              178
   NII Holdings (B)*                                       800               65
   North Pittsburgh Systems (B)                          1,200               25
   PAETEC Holdings*                                      3,300               37
   Price Communications (B)*                             3,800               84
   Qwest Communications International*                  18,379              178
   Rural Cellular, Cl A*                                 3,050              134
   SBA Communications, Cl A (B)*                        55,975            1,880
   Telephone & Data Systems                                600               38
   Time Warner Telecom, Cl A*                            7,240              146
   Vonage Holdings*                                      6,395               20
   Windstream                                            2,200               32
                                                                 ---------------
                                                                          7,594
                                                                 ---------------
UTILITIES -- 4.1%
   AES*                                                  1,823               40
   AGL Resources                                         7,600              308
   Allegheny Energy*                                     1,500               78
   Allete (B)                                            8,000              376
   Alliant Energy                                          478               19
   Aquila*                                              17,200               70
   Avista (B)                                           26,200              565
   Black Hills (B)                                       7,685              305
   Cascade Natural Gas                                   4,900              129
   Centerpoint Energy (B)                               44,900              781
   CH Energy Group (B)                                   1,700               76
   Cleco                                                 1,500               37


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   CMS Energy                                           48,000   $          826
   Consolidated Edison                                   4,250              192
   Constellation Energy Group                            7,700              671
   DPL                                                   2,300               65
   Dynegy, Cl A*                                         4,200               40
   El Paso Electric*                                     2,000               49
   Empire District Electric (B)                          5,831              130
   Energen                                               4,800              264
   EnergySouth                                             800               41
   Equitable Resources                                  11,204              555
   Idacorp                                               1,600               51
   Integrys Energy Group                                14,147              718
   ITC Holdings                                          1,000               41
   Laclede Group                                         6,275              200
   MDU Resources Group (B)                              52,247            1,465
   MGE Energy (B)                                        2,200               72
   National Fuel Gas                                     2,400              104
   New Jersey Resources                                    900               46
   Nicor (B)                                             7,200              309
   Northeast Utilities (B)                               6,543              186
   Northwest Natural Gas                                 1,300               60
   NorthWestern                                         10,075              320
   NRG Energy*                                           1,200               50
   Oneok                                                10,725              541
   Ormat Technologies (B)                               14,000              527
   Otter Tail                                            2,200               70
   Pepco Holdings                                       13,800              389
   Pinnacle West Capital (B)                            19,300              769
   PNM Resources (B)                                    16,152              449
   Portland General Electric                             1,295               35
   PPL                                                   2,600              122
   Progress Energy                                       4,325              197
   Puget Energy                                         16,000              387
   Reliant Energy*                                      21,313              574
   SCANA                                                 8,347              320
   Sempra Energy (B)                                     2,900              172
   Southern Union (B)                                   21,500              701
   Southwest Gas                                         2,411               81
   Southwest Water (B)                                   2,400               31
   TECO Energy (B)                                      33,039              568
   UGI                                                  34,500              941
   UIL Holdings                                            833               28
   Unisource Energy                                        443               15
   Vectren                                              11,100              299
   Westar Energy                                        21,600              524
   WGL Holdings                                          1,100               36
   Wisconsin Energy                                      4,100              181
                                                                 ---------------
                                                                         17,196
                                                                 ---------------
Total Common Stock
   (Cost $317,785) ($ Thousands)                                        399,769
                                                                 ---------------

                                            Number of Warrants
                                            ------------------
WARRANTS -- 0.0%
   Washington Mutual, (D)*                             116,700               30
                                                                 ---------------
Total Warrants
  (Cost $27) ($ Thousands)                                                   30
                                                                 ---------------

--------------------------------------------------------------------------------
                                            Shares/Face Amount    Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS** ++ -- 31.3%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A,
     5.190%                                         15,186,622   $       15,187
   SEI Liquidity Fund LP,
     5.500% (C)                                    114,829,232          114,829
                                                                 ---------------
Total Cash Equivalents
   (Cost $130,016) ($ Thousands)                                        130,016
                                                                 ---------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.1%
   U.S. Treasury Bill
     4.660%, 08/23/07                            $         230              229
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $228) ($ Thousands)                                                229
                                                                 ---------------
Total Investments -- 127.6%
   (Cost $448,056) ($ Thousands) +++                             $      530,044
                                                                 ===============


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:

                                                                      Unrealized
Type of                               Number of       Expiration    Depreciation
Contract                              Contracts             Date   ($ Thousands)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                    82   September 2007          $(104)
S&P 400 Index E-MINI                         66   September 2007            (37)
                                                                          ------
                                                                          $(141)
                                                                          ======

Percentages are based on Net Assets of $415,507 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $111,855
($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $114,829
($ Thousands).

(D) This warrant does not have a strike price or expiration date.

(E) The rate reported is the effective yield at time of purchase.

ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
LP -- Limited Partnership
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $448,056 ($ Thousands), and the unrealized appreciation and depreciation were $90,500
($ Thousands) and $(8,512) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 76.9%

CONSUMER DISCRETIONARY -- 9.0%
   Abercrombie & Fitch, Cl A                             1,085   $           79
   Aeropostale (E)*                                      2,500              104
   American Eagle Outfitters (E)                         6,100              157
   ArvinMeritor (E)                                      5,415              120
   Asbury Automotive Group (E)                          10,712              267
   Barnes & Noble                                        1,355               52
   Big Lots (E)*                                         5,311              156
   Blockbuster, Cl A*                                   29,845              129
   Blyth                                                   155                4
   Bon-Ton Stores                                          140                6
   BorgWarner (E)                                          700               60
   Brinker International (E)                             1,300               38
   Brown Shoe (E)                                        6,952              169
   Buckle (E)                                            1,100               43
   Cablevision Systems, Cl A                             4,180              151
   Casual Male Retail Group*                            14,000              141
   CBRL Group                                            4,595              195
   CEC Entertainment*                                    3,051              107
   Charlotte Russe Holding*                              2,926               79
   Charming Shoppes*                                    13,640              148
   Cinemark Holdings*                                    6,704              120
   Citadel Broadcasting (E)                              2,700               17
   Corinthian Colleges*                                    535                9
   Cumulus Media, Cl A (E)*                              1,800               17
   Denny's*                                             15,974               71
   Dollar Tree Stores (E)*                               9,252              403
   Dover Downs Gaming & Entertainment (E)                2,300               35
   Dress Barn (E)*                                       1,200               25
   Drew Industries (E)*                                  1,500               50
   Eastman Kodak                                         1,755               49
   EchoStar Communications, Cl A (E)*                    3,400              147
   Eddie Bauer Holdings*                                19,200              247
   Entercom Communications                               5,611              140
   Family Dollar Stores                                  1,343               46
   Foot Locker                                           5,510              120
   Ford Motor                                              395                4
   Getty Images*                                           980               47
   Gildan Activewear*                                    4,000              137
   Goodyear Tire & Rubber*                               4,772              166
   Group 1 Automotive                                      195                8
   Gymboree (E)*                                         2,363               93
   Harley-Davidson (E)                                     300               18
   Harman International Industries                         315               37
   Harris Interactive*                                   6,387               34
   Hasbro (E)                                            6,633              208
   Hayes Lemmerz International*                          6,464               35
   Home Solutions of America*                              475                3
   Hovnanian Enterprises, Cl A*                          4,713               78
   ITT Educational Services*                               455               53
   Jackson Hewitt Tax Service (E)                        5,575              157
   Jarden*                                               4,655              200
   Jo-Ann Stores (E)*                                    5,917              168
   Jones Apparel Group                                     130                4
   K2*                                                   3,106               47
   Knology*                                              1,327               23
   Lear (E)*                                             2,400               85
   Lodgenet Entertainment (E)*                           5,616              180
   Maidenform Brands (E)*                                1,800               36
   Marvel Entertainment (E)*                             3,800               97
   Meredith (E)                                          5,353              330
   Mothers Work*                                           204                6
   NVR (E)*                                                444              302
   O'Charleys (E)*                                       8,694              175

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Office Depot (E)*                                     2,300   $           70
   OfficeMax                                             3,235              127
   Oxford Industries (E)                                   800               35
   Penn National Gaming*                                 3,130              188
   Perry Ellis International (E)*                        5,380              173
   Pier 1 Imports                                        1,410               12
   Polaris Industries                                    1,866              101
   R.H. Donnelley                                        4,125              313
   RadioShack                                            4,743              157
   Regal Entertainment Group, Cl A (E)                   7,600              167
   Regis                                                 4,200              161
   Rent-A-Center*                                        5,340              140
   Retail Ventures*                                         40                1
   Sally Beauty Holdings*                                1,900               17
   Sauer-Danfoss                                         1,305               39
   Sealy                                                 1,325               22
   Sinclair Broadcast Group, Cl A                        4,398               63
   Sirius Satellite Radio*                               3,720               11
   Source Interlink*                                       530                3
   Stage Stores                                            490               10
   Standard Motor Products (E)                          12,594              189
   Standard-Pacific                                     17,466              306
   Steinway Musical Instruments (E)                        700               24
   Stoneridge*                                          16,211              200
   Sturm Ruger (E)*                                      8,145              126
   Sun-Times Media Group, Cl A                           1,150                6
   Talbots                                               3,770               94
   Tempur-Pedic International (E)                        6,835              177
   Tenneco*                                              1,565               55
   Tiffany                                               2,600              138
   Timberland, Cl A*                                     7,000              176
   Town Sports International Holdings (E)*               1,700               33
   True Religion Apparel*                                4,500               92
   TRW Automotive Holdings*                              4,945              182
   Tupperware Brands                                     7,345              211
   Under Armour, Cl A*                                     125                6
   Virgin Media                                             85                2
   Visteon*                                              2,625               21
   Warnaco Group*                                        1,165               46
   Weight Watchers International                         2,350              120
   West Marine (E)*                                     14,771              203
   Westfield Financial                                   1,919              169
   WMS Industries (E)*                                   1,050               30
   XM Satellite Radio Holdings, Cl A*                    2,475               29
                                                                 ---------------
                                                                         10,877
                                                                 ---------------

CONSUMER STAPLES -- 3.0%
   Alliance One International (E)*                      33,966              341
   Andersons                                               655               30
   Asiatic Development (Malaysia) (B)*                  80,500              146
   Avon Products                                         2,140               79
   Bunge                                                   285               24
   Central Garden and Pet, Cl A*                         1,045               12
   Corn Products International                           1,480               67
   Imperial Sugar                                           75                2
   Kroger (E)                                            3,100               87
   Lance                                                 6,700              158
   Loews - Carolina                                      3,027              234
   Longs Drug Stores (E)                                 6,050              318
   Mannatech (E)                                         2,600               41
   Molson Coors Brewing, Cl B (E)                        3,245              300
   Nash Finch (E)                                        5,375              266
   NBTY (E)*                                             4,867              210
   Pilgrim's Pride                                       4,472              171
   Reddy Ice Holdings (E)                                7,528              215
   Revlon, Cl A*                                         8,175               11


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Safeway (E)                                           3,000   $          102
   Smithfield Foods*                                     4,470              138
   Spectrum Brands*                                      2,200               15
   Tyson Foods, Cl A                                     1,760               40
   Universal                                             7,905              482
   USANA Health Sciences (E)*                            2,400              107
                                                                 ---------------
                                                                          3,596
                                                                 ---------------

ENERGY -- 4.8%
   Alon USA Energy                                       2,655              117
   Arch Coal                                             1,990               69
   Arlington Tankers                                     6,700              192
   ATP Oil & Gas*                                        3,830              186
   BA Energy, Deal #3 PIPE (B) (D)*                     12,000               90
   Basic Energy Services*                                6,825              175
   BPZ Energy PIPE*                                     16,800               94
   Callon Petroleum (E)*                                 2,200               31
   Carrizo Oil & Gas*                                    4,544              188
   Complete Production Services*                         5,700              147
   Comstock Resources (E)*                               5,700              171
   Consol Energy                                            75                3
   Crosstex Energy                                       1,515               44
   Delek US Holdings                                     6,500              173
   Dresser-Rand Group*                                   2,645              104
   Edge Petroleum (E)*                                   1,700               24
   Encore Acquisition*                                   6,400              178
   Energy Transfer Partners LP                             305               19
   ENGlobal*                                               605                7
   Evergreen Energy*                                     1,900               11
   Foundation Coal Holdings                              6,857              279
   Frontier Oil                                          3,881              170
   Global Industries*                                    1,532               41
   Hercules Offshore*                                    5,600              181
   Holly                                                 2,166              161
   Hugoton Royalty Trust*                                  775               20
   Input/Output (E)*                                     2,526               39
   Massey Energy                                         3,020               81
   Matrix Service (E)*                                   2,000               50
   McMoRan Exploration*                                    810               11
   Meridian Resource*                                   25,949               78
   NATCO Group, Cl A*                                       80                4
   Oil Sands Quest PIPE (D)*                            10,000               22
   Oilsands Quest*                                      32,700               81
   OPTI (Canada) (B)*                                    8,300              177
   Parallel Petroleum*                                   6,270              137
   Parker Drilling*                                      6,612               70
   Petroquest Energy*                                    7,892              115
   Rentech*                                             60,574              157
   Rosetta Resources (E)*                                2,800               60
   SEACOR Holdings (E)*                                  1,650              154
   St Mary Land & Exploration (E)                        3,700              136
   Superior Well Services*                               4,500              114
   Swift Energy (E)*                                     2,200               94
   SXR Uranium One (Canada) (B)*                         9,000              115
   Synenco Energy, Cl A (Canada) (B)*                   12,340              176
   Tesoro                                                1,020               58
   Tidewater (E)                                         3,119              221
   Transmontaigne Partners LP                              225               --
   Trico Marine Services*                                  345               14
   Trina Solar ADR*                                      1,800               93
   Unit*                                                   650               41
   Universal Compression Holdings (E)*                   1,430              104
   USEC (E)*                                            10,081              222
   Vaalco Energy*                                          850                4
   Venoco*                                               5,500              103
   Williams                                              1,165               37

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   World Fuel Services                                   2,870  $          121
                                                                 ---------------
                                                                          5,764
                                                                 ---------------

FINANCIALS -- 14.7%
   A.G. Edwards (E)                                      3,649              308
   Acadia Realty Trust+                                  5,400              140
   Advance America Cash Advance Centers                  2,523               45
   Affiliated Managers Group (E)*                        1,050              135
   Alexandria Real Estate Equities+                      1,090              106
   AllianceBernstein Holding LP                            160               14
   American Financial Group (E)                         15,444              527
   American Financial Realty Trust+                     12,500              129
   American Home Mortgage Investment+                   15,951              293
   AmeriCredit (E)*                                      4,540              121
   Ameriprise Financial (E)                                700               44
   Ameris Bancorp (E)                                      500               11
   Amerisafe (E)*                                        6,608              130
   Amtrust Financial Services (E)*                       1,700               32
   Annaly Capital Management+                           24,531              354
   Anthracite Capital+                                   2,742               32
   Anworth Mortgage Asset+                               3,895               35
   AON                                                   3,160              135
   Arbor Realty Trust (E)+                               2,200               57
   Arch Capital Group*                                   2,850              207
   Associated Banc                                       4,750              155
   Assurant                                              3,220              190
   Asta Funding (E)                                        300               11
   Bank of the Ozarks (E)                                  700               19
   Bankunited Financial, Cl A (E)                       18,264              367
   Banner (E)                                              700               24
   BlackRock                                               495               77
   Calamos Asset Management, Cl A (E)                    5,330              136
   Camden Property Trust+                                1,550              104
   Canaccord Capital (Canada) (B)                        7,100              139
   Canaccord Capital (Canada) (B)*                         500               10
   Capital Trust, Cl A (E)+                              1,700               58
   CapitalSource+                                          370                9
   Cash America International (E)                        4,461              177
   CB Richard Ellis Group, Cl A*                         1,859               68
   Cedar Shopping Centers+                               1,410               20
   Central Pacific Financial                             4,740              156
   Chicago Mercantile Exchange Holdings, Cl A              215              115
   City Bank                                             1,611               51
   CNA Financial (E)*                                    2,500              119
   Colonial BancGroup                                    5,060              126
   Community Bancorp (E)*                                4,843              135
   Community Trust Bancorp (E)                             400               13
   CompuCredit*                                          4,975              174
   Corus Bankshares (E)                                 21,817              377
   Crystal River Capital (E)                             3,000               73
   DiamondRock Hospitality (E) +                         4,600               88
   Dime Community Bancshares                             7,480               99
   Dollar Financial (E)*                                 8,300              237
   Downey Financial (E)                                  3,086              204
   Duke Realty (E)+                                      2,100               75
   Dundee (Canada)+ (B)                                  2,600              112
   Dundee (Canada)+ (B)*                                 1,500               65
   DundeeWealth (Canada) (B)                             8,300              128
   DundeeWealth (Canada) (B)*                            2,500               39
   Eaton Vance                                           8,731              386
   EMC Insurance Group                                   1,490               37
   Entertainment Properties Trust (E)+                   2,469              133
   Evercore Partners, Cl A                               4,100              122
   Ezcorp, Cl A (E)*                                     8,200              109


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   FBR Capital Markets*                                  4,805   $           81
   Federated Investors, Cl B                             5,837              224
   FelCor Lodging Trust (E)+                             4,600              120
   First American                                          465               23
   First Defiance Financial                                614               18
   First Financial Holdings (E)                            400               13
   First Industrial Realty Trust (E)+                    3,755              146
   First Marblehead (E)                                  2,011               78
   First Merchants (E)                                     500               12
   First South Bancorp (E)                                 100                3
   FirstFed Financial (E)*                               5,985              339
   Forest City Enterprises, Cl A                         3,985              245
   GAMCO Investors, Cl A (E)                               600               34
   Gluskin Sheff + Associates
     (Canada) (B)*                                       6,500              160
   GMP Capital Trust (Canada) (B)*                       1,500               34
   GMP Capital Trust (Canada) (B)                        3,900               87
   Gramercy Capital (E)+                                   600               16
   Great Southern Bancorp                                1,957               53
   Grubb & Ellis*                                       14,500              168
   Grubb & Ellis Realty Advisors*                       23,000              154
   Hanover Insurance Group                               4,660              227
   Hersha Hospitality Trust+                            13,100              155
   Highbury Financial Units*                            13,600              122
   Highwoods Properties (E)+                             1,600               60
   Home Bancshares (E)                                     500               11
   Horizon Financial (E)                                   300                7
   Hospitality Properties Trust (E)+                     6,101              253
   IndyMac Bancorp                                       3,040               89
   IntercontinentalExchange*                               430               64
   Investment Technology Group (E)*                      4,200              182
   iStar Financial+                                      1,749               77
   ITLA Capital (E)                                      3,124              163
   Jones Lang LaSalle (E)                                2,433              276
   Kansas City Life Insurance                            1,000               46
   Legg Mason                                              180               18
   Maguire Properties+                                     850               29
   Marsh & McLennan                                      6,890              213
   MFA Mortgage Investments+                            20,200              147
   MGIC Investment                                       3,479              198
   Move*                                                 8,860               40
   NASDAQ Stock Market*                                  4,800              143
   National Financial Partners                           2,335              108
   National Retail Properties (E)+                       7,678              168
   Nationwide Financial Services,
     Cl A (E)                                            5,105              323
   Navigators Group*                                       825               44
   Nelnet, Cl A                                          1,250               31
   New York Community Bancorp                           18,750              319
   Newcastle Investment (E)+                             8,426              211
   NorthStar Realty Finance (E)+                        17,578              220
   NYSE Euronext*                                          545               40
   Ocwen Financial*                                      4,436               59
   Pacific Capital Bancorp (E)                           2,275               61
   Penson Worldwide (E)*                                   500               12
   People's United Financial                             7,215              128
   PFF Bancorp                                          10,240              286
   Philadelphia Consolidated
     Holding (E)*                                        1,400               58
   Platinum Underwriters Holdings                        5,364              186
   PMI Group (E)                                         4,962              222
   Prologis (E)+                                         1,300               74
   RAIT Financial Trust+                                 6,811              177
   Ram Holdings Ltd*                                    46,100              726
   Realty Income+                                        4,750              120
   Resource Capital (E)+                                 2,000               28
   Sierra Bancorp (E)                                      100                3

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   South Financial Group                                 6,500   $          147
   Southwest Bancorp                                     1,511               36
   St. Joe                                               6,210              288
   SVB Financial Group (E)*                              3,100              165
   SWS Group                                             4,559               99
   T. Rowe Price Group                                     520               27
   Taylor Capital Group                                  5,511              152
   TD Ameritrade Holding*                                5,005              100
   Thomas Properties Group                               3,400               54
   Titanium Asset*                                       8,400               48
   Transatlantic Holdings                                  295               21
   Triad Guaranty (E)*                                   2,647              106
   Trico Bancshares                                        260                6
   United Community Banks (E)                              800               21
   United Fire & Casualty                                3,620              128
   UnumProvident                                         2,880               75
   Washington Federal                                    5,430              132
   Westamerica Bancorporation                              115                5
   Wilshire Bancorp (E)                                  1,100               13
   Winthrop Realty Trust+                               15,700              108
   World Acceptance (E)*                                 6,795              290
   WR Berkley (E)                                          800               26
   WSFS Financial (E)                                      300               20
                                                                 ---------------
                                                                         17,791
                                                                 ---------------

HEALTH CARE -- 7.1%
   Abraxis BioScience*                                   2,860               64
   Adams Respiratory Therapeutics*                         495               20
   Air Methods*                                            845               31
   Albany Molecular Research*                            6,641               99
   Align Technology*                                     1,505               36
   Alliance Imaging (E)*                                10,350               97
   Alpharma, Cl A                                          420               11
   American Dental Partners*                             4,882              127
   AMERIGROUP*                                             770               18
   Amsurg*                                               9,506              229
   Amylin Pharmaceuticals*                                 330               14
   Analogic                                                285               21
   Applera -- Applied Biosystems
     Group (E)                                           1,000               31
   Applera -- Celera Group*                              6,000               74
   Apria Healthcare Group (E)*                           9,331              268
   Arena Pharmaceuticals*                               12,900              142
   Ariad Pharmaceuticals*                               28,700              158
   Array Biopharma (E)*                                  2,200               26
   Bausch & Lomb*                                          890               62
   Bradley Pharmaceuticals (E)*                          5,916              128
   Centene (E)*                                          1,625               35
   Cephalon (E)*                                         1,040               84
   Chemed                                                1,300               86
   Computer Programs & Systems                             345               11
   Conmed (E)*                                           8,690              254
   Cooper                                                  670               36
   Corvel*                                                 295                8
   Cubist Pharmaceuticals (E)*                           1,700               34
   CV Therapeutics*                                     16,300              215
   Dade Behring Holdings                                 1,855               99
   Eclipsys*                                             1,560               31
   Edwards Lifesciences (E)*                             3,300              163
   Emergency Medical Services, Cl A*                     1,713               67
   Emergent Biosolutions (E)*                              900                9
   Encysive Pharmaceuticals*                            29,500               53
   Endo Pharmaceuticals Holdings (E)*                    8,710              298
   eResearch Technology*                                 4,350               41
   Exelixis (E)*                                        17,500              212
   Forest Laboratories (E)*                                400               18
   Genzyme*                                              1,880              121


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Greatbatch*                                           6,290   $          204
   Hanger Orthopedic Group*                                625                7
   Healthspring*                                         2,292               44
   HLTH*                                                   400                6
   Human Genome Sciences*                               10,200               91
   Humana (E)*                                           2,000              122
   I-Flow*                                                 145                2
   Immunomedics*                                        14,542               60
   IMS Health                                            3,560              114
   Incyte*                                              25,700              154
   Inverness Medical Innovations*                        1,275               65
   Kensey Nash (E)*                                        600               16
   Kindred Healthcare*                                     485               15
   Kinetic Concepts (E)*                                 3,000              156
   King Pharmaceuticals*                                 1,618               33
   Magellan Health Services*                             2,632              122
   Manor Care                                            2,569              168
   Matria Healthcare*                                      100                3
   Medcath (E)*                                          6,472              206
   Medicines*                                            3,000               53
   Mentor (B) (E)                                        3,300              134
   MGI Pharma (E)*                                       1,800               40
   Mylan Laboratories (E)                                5,100               93
   Noven Pharmaceuticals (E)*                            3,749               88
   Odyssey HealthCare*                                  14,325              170
   Omnicell*                                               720               15
   Option Care                                          13,000              200
   Orthofix International*                                 295               13
   OSI Pharmaceuticals*                                  1,100               40
   Owens & Minor                                         3,705              129
   Par Pharmaceutical*                                     690               19
   PerkinElmer                                           9,090              237
   PharmaNet Development Group (E)*                      4,397              140
   PolyMedica                                            4,550              186
   Pozen (E)*                                            1,300               23
   Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil) (B)*                         7,600              142
   Resmed*                                               1,960               81
   Respironics*                                            100                4
   Sciele Pharma (E)*                                    6,418              151
   Sirona Dental Systems (E)*                            4,030              152
   SurModics (E)*                                        2,000              100
   Techne (E)*                                             500               29
   Tenet Healthcare*                                     8,500               55
   Triad Hospitals*                                         20                1
   Universal Health Services, Cl B                       3,965              244
   Vertex Pharmaceuticals*                                 860               25
   ViaCell*                                              4,770               26
   Viropharma (E)*                                       2,600               36
   Watson Pharmaceuticals (E)*                          12,587              409
   WellCare Health Plans (E)*                            2,437              221
   West Pharmaceutical Services (E)                      6,009              283
                                                                 ---------------
                                                                          8,658
                                                                 ---------------

INDUSTRIALS -- 14.0%
   ABM Industries                                        2,424               63
   ABX Air*                                              2,190               18
   ACCO Brands*                                          5,105              118
   Accuride*                                             1,377               21
   Aceto                                                 6,161               57
   Actuant, Cl A                                           935               59
   Acuity Brands (E)                                     4,049              244
   AGCO (E)*                                             6,370              277
   Alaska Air Group*                                     4,420              123
   Albany International, Cl A                            4,754              192
   Alexander & Baldwin                                     910               48
   Alliant Techsystems (E)*                              2,107              209

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Allied Waste Industries (E)*                          8,800   $          118
   Amerco*                                                 412               31
   American Commercial Lines*                            8,455              220
   American Reprographics (E)*                           6,093              188
   American Standard (E)                                 1,800              106
   American Woodmark                                     2,167               75
   AMR (E)*                                              2,005               53
   AO Smith                                              3,280              131
   Armor Holdings*                                       1,900              165
   ASV*                                                    225                4
   Atlas Air Worldwide Holdings (E)*                     1,500               88
   Badger Meter                                             50                1
   BE Aerospace*                                         5,449              225
   Belden CDT                                            2,005              111
   Blount International*                                10,375              136
   Bowne                                                 3,467               68
   Briggs & Stratton                                     8,045              254
   Bucyrus International, Cl A                           1,036               73
   C&D Technologies                                        175                1
   Cenveo (E)*                                           2,900               67
   Ceradyne (E)*                                           800               59
   ChoicePoint*                                            595               25
   Clean Harbors*                                           70                3
   Columbus McKinnon*                                    1,225               39
   Comfort Systems USA                                   3,775               54
   COMSYS IT Partners (E)*                               5,641              129
   Con-way                                               1,865               94
   Continental Airlines, Cl B (E)*                       5,879              199
   Corrections of America*                               2,680              169
   CRA International*                                    3,500              169
   Cummins (E)                                           4,482              454
   Curtiss-Wright                                        5,250              245
   Deluxe (E)                                            5,917              240
   Dun & Bradstreet                                      2,880              297
   EDO                                                   1,355               45
   EGL*                                                    960               45
   EMCOR Group (E)*                                      5,749              419
   EnerSys*                                                405                7
   EnPro Industries (E)*                                 4,517              193
   Equifax                                               2,900              129
   ESCO Technologies*                                      675               24
   ExpressJet Holdings (E)*                             17,275              103
   Flint Energy Services (Canada) (B)*                   5,300              142
   Flint Energy Services (Canada) (B)*                     650               17
   Fluor                                                   235               26
   Force Protection*                                     7,500              155
   Foster Wheeler*                                       1,235              132
   Franklin Electric                                     1,950               92
   Freightcar America                                      680               33
   Gardner Denver (E)*                                   1,400               60
   GenCorp*                                              3,200               42
   General Cable (E)*                                    1,395              106
   General Electric                                      1,265               48
   Genlyte Group (E)*                                    1,400              110
   Geo Group*                                            1,555               45
   Goodman Global (E)*                                   2,300               51
   Goodrich                                                950               57
   GrafTech International (E)*                          29,290              493
   Granite Construction (E)                              4,975              319
   Grupo Aeroportuario del Sureste ADR*                  3,100              163
   H&E Equipment Services*                               7,430              206
   Harsco (E)                                              600               31
   Heidrick & Struggles International (E)*                 500               26
   Herman Miller (E)                                     2,000               63
   Hertz Global Holdings (E)*                            1,800               48
   Honeywell International                                 780               44


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Hudson Highland Group*                                  195   $            4
   IKON Office Solutions                                 9,840              154
   Infrasource Services*                                 5,142              191
   Ionatron*                                               305                1
   Jacobs Engineering Group*                             3,480              200
   Kaman                                                   995               31
   Kansas City Southern (E)*                             4,600              173
   Kforce*                                                 885               14
   Kirby*                                                  770               30
   Knoll                                                 3,330               75
   Ladish*                                                 900               39
   Layne Christensen (E)*                                  700               29
   Lincoln Electric Holdings (E)                         1,400              104
   Lydall*                                              11,324              165
   Manitowoc (E)                                           988               79
   Moog, Cl A*                                           4,190              185
   Multi-Color*                                          4,328              170
   NACCO Industries, Cl A                                  882              137
   Navistar International*                                 785               52
   NCI Building Systems*                                 3,800              187
   Orbital Sciences (E)*                                 8,905              187
   Orion Marine Group (D)*                               9,300              126
   Oshkosh Truck                                         1,278               80
   Pacer International                                     455               11
   Parker Hannifin (E)                                   1,200              118
   Pentair                                                 755               29
   Perini (E)*                                           5,487              338
   Pike Electric (E)*                                      700               16
   Quanta Services*                                      6,450              198
   Republic Airways Holdings (E)*                        1,600               33
   Republic Services (E)                                11,525              353
   RR Donnelley & Sons                                   4,100              178
   Ryder System (E)                                      1,470               79
   Saia (E)*                                             1,800               49
   Sequa, Cl A*                                             80                9
   Shaw Group*                                           5,394              250
   Simpson Manufacturing                                 4,400              148
   Skywest                                               7,379              176
   Spirit Aerosystems Holdings, Cl A*                    6,709              242
   Standard Register                                     1,780               20
   Steelcase, Cl A (E)                                  10,701              198
   Sun Hydraulics (E)                                      400               20
   Superior Essex*                                       1,525               57
   TAL International Group                               5,600              166
   Tecnisa (Brazil) (B)*                                26,500              162
   Teleflex (E)                                          3,153              258
   Terex (E)*                                            3,244              264
   Thomas & Betts (E)*                                   1,400               81
   Timken                                                3,100              112
   Tredegar (E)                                          8,639              184
   Trex*                                                   115                2
   UAP Holding                                           3,315              100
   United Rentals*                                       3,700              120
   United Stationers*                                    3,670              245
   United Technologies                                   1,060               75
   URS*                                                  4,679              227
   USG*                                                  1,220               60
   UTI Worldwide                                            90                2
   Wabtec                                                5,915              216
   Walter Industries                                     3,211               93
   Washington Group International*                       2,360              189
   Waste Connections*                                    1,535               46
   Watson Wyatt Worldwide, Cl A (E)                      2,300              116
   WESCO International*                                    720               44
   Williams Scotsman International*                      1,570               37

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Xerium Technologies (E)                               4,650   $           35
                                                                 ---------------
                                                                         16,963
                                                                 ---------------
INFORMATION TECHNOLOGY -- 12.9%
   24/7 Real Media*                                     10,300              121
   ADC Telecommunications*                               6,286              115
   Advanced Analogic Technologies*                       3,480               34
   Advanced Energy Industries (E)*                         300                7
   Akamai Technologies*                                  3,025              147
   AMIS Holdings (E)*                                    4,910               61
   Amkor Technology (E)*                                12,410              195
   Andrew*                                              21,197              306
   Arris Group (E)*                                      3,928               69
   Arrow Electronics*                                    2,651              102
   AsiaInfo Holdings*                                   22,393              217
   Aspen Technology (E)*                                 2,700               38
   Asyst Technologies*                                  27,285              197
   Atmel*                                               31,814              177
   Authorize.Net Holdings*                                 840               15
   Avocent*                                                105                3
   AVX (E)                                               4,400               74
   Benchmark Electronics*                                  530               12
   Blackboard*                                             550               23
   BMC Software (E)*                                       900               27
   Brightpoint*                                          1,085               15
   Broadcom, Cl A*                                          65                2
   C-COR*                                                5,927               83
   Cadence Design Systems*                               4,200               92
   Captaris*                                            32,297              165
   Checkpoint Systems*                                   3,315               84
   Cirrus Logic*                                         6,215               52
   Citrix Systems*                                       1,370               46
   CMGI*                                                29,202               57
   CommScope*                                            1,276               74
   Computer Sciences*                                      170               10
   Comtech Telecommunications*                           3,718              173
   Convergys (E)*                                       14,098              342
   Credence Systems*                                    58,772              212
   Cree*                                                   640               17
   CSG Systems International (E)*                       11,780              312
   CTS (E)                                              11,422              145
   Cymer*                                                  415               17
   Cypress Semiconductor*                                6,842              159
   Digimarc*                                             7,182               70
   Diodes*                                               5,431              227
   Dycom Industries (E)*                                 3,800              114
   Eagle Test Systems (E)*                               2,100               34
   EFJ*                                                  9,500               51
   Electronic Data Systems (E)                          17,650              489
   Electronics for Imaging*                              2,970               84
   Emergis (Canada) (B)*                                22,100              132
   Emergis (Canada) (B)*                                 4,000               24
   EMS Technologies*                                     3,685               81
   Emulex (E)*                                           4,990              109
   Epicor Software (E)*                                  2,200               33
   EPIQ Systems*                                        18,858              305
   eSpeed, Cl A*                                           695                6
   Fidelity National Information (E)                       500               27
   Flir Systems*                                         1,305               60
   Genesis Microchip*                                    3,278               31
   Greenfield Online*                                    4,285               68
   Harris Stratex Networks, Cl A (E)*                    5,587              100
   Heartland Payment Systems                             2,045               60
   Hewitt Associates, Cl A*                              4,300              138
   Hutchinson Technology*                                8,700              164
   Ikanos Communications*                                4,885               37
   Imation                                               5,100              188


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Ingram Micro, Cl A*                                   2,500   $           54
   Integrated Device Technology (E)*                     1,200               18
   Interdigital Communications (E)*                      5,100              164
   Intermec*                                               790               20
   International Rectifier*                                385               14
   Interwoven*                                           8,566              120
   Intevac (E)*                                          3,800               81
   Itron*                                                  940               73
   Jack Henry & Associates (E)                           1,700               44
   JDA Software Group*                                   8,500              167
   Juniper Networks*                                     7,565              190
   Jupitermedia*                                        20,800              151
   Komag (E)*                                            6,900              220
   Kulicke & Soffa Industries*                             545                6
   Lam Research (E)*                                       300               15
   Lawson Software*                                     19,601              194
   Lexmark International, Cl A (E)*                      4,610              227
   Littelfuse (E)*                                       1,400               47
   LoJack (E)*                                           2,800               62
   LTX*                                                 32,070              178
   Magma Design Automation*                             15,557              218
   Manhattan Associates (E)*                             5,002              140
   Mastec*                                              14,310              226
   Mattson Technology*                                     370                4
   MAXIMUS                                               3,050              132
   McAfee*                                               2,400               85
   MEMC Electronic Materials (E)*                          700               43
   Mentor Graphics (E)*                                  1,600               21
   Methode Electronics                                  12,743              199
   Mettler Toledo International (E)*                     3,740              357
   Microsemi*                                            7,300              175
   MicroStrategy, Cl A*                                    414               39
   Microtune*                                            2,460               13
   MIPS Technologies*                                   16,000              141
   Monolithic Power Systems*                             2,585               45
   MTS Systems (E)                                       1,135               51
   National Semiconductor (E)                              200                6
   Netlogic Microsystems*                                  245                8
   Network Appliance*                                      500               15
   Novatel*                                              2,900              105
   Novellus Systems (E)*                                 1,852               53
   Nuance Communications*                                6,800              114
   ON Semiconductor (E)*                                16,900              181
   OSI Systems (E)*                                      4,940              135
   Palm*                                                10,100              162
   Parametric Technology*                                7,192              155
   Park Electrochemical (E)                              3,900              110
   Parkervision*                                         8,800              105
   PC Connection*                                        4,362               58
   Perot Systems, Cl A*                                 11,377              194
   Photon Dynamics*                                     17,025              186
   Photronics*                                             250                4
   Plexus*                                              14,576              335
   PMC - Sierra*                                        22,800              176
   Powerwave Technologies*                               4,225               28
   RF Micro Devices (E)*                                   200                1
   Salesforce.com*                                         395               17
   Sanmina-SCI*                                            910                3
   Seachange International*                             12,000               93
   Sierra Wireless*                                      4,000              100
   Silicon Storage Technology (E)*                      42,515              159
   Staktek Holdings*                                    33,995              134
   Standard Microsystems*                                  295               10
   Sun Microsystems*                                    19,350              102
   Sybase (E)*                                          13,694              327
   SYNNEX*                                                 585               12
   Synopsys (E)*                                         1,535               41

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Technitrol (E)                                        2,200   $           63
   Tektronix                                                80                3
   Teradyne*                                            13,247              233
   TNS (E)                                               1,900               27
   Total System Services (E)                             6,557              194
   TTM Technologies*                                    10,500              137
   Unisys*                                               2,440               22
   United Online (E)                                     6,500              107
   Universal Display*                                    1,590               25
   Varian Semiconductor Equipment
     Associates (E)*                                       900               36
   Veeco Instruments*                                    2,515               52
   VeriSign*                                             8,010              254
   Vignette*                                             4,175               80
   Vishay Intertechnology (E)*                          11,400              180
   Western Digital (E)*                                  8,000              155
   Wright Express*                                       3,300              113
   Xerox (E)*                                            6,200              115
   Zoran*                                                5,295              106
                                                                 ---------------
                                                                         15,594
                                                                 ---------------
MATERIALS -- 5.7%
   Airgas                                                3,788              181
   AK Steel Holding*                                     4,660              174
   Albemarle (E)                                         8,127              313
   AM Castle                                             3,340              120
   Ashland                                               3,275              209
   Bowater                                               2,135               53
   Buckeye Technologies (E)*                            21,401              331
   Bway Holding*                                         6,832              101
   Cabot                                                 3,180              152
   Carpenter Technology                                    895              117
   Celanese, Ser A (E)                                   2,300               89
   Chemtura                                             18,963              211
   Cleveland-Cliffs (E)                                  4,057              315
   Commercial Metals                                     4,340              147
   Compass Minerals International                        4,040              140
   Crown Holdings*                                      12,243              306
   Eagle Materials (E)                                   1,100               54
   Ferro                                                 1,145               29
   First Quantum Minerals (Canada) (B)                   2,100              179
   FMC (E)                                               2,000              179
   Grande Cache Coal (Canada) (B)*                      32,800               27
   Grande Cache Coal (Canada) (B)*                      16,200               13
   Graphic Packaging*                                   10,461               51
   Greif, Cl A                                           3,010              179
   Headwaters (E)*                                       5,095               88
   Hercules (E)*                                         5,600              110
   Huntsman                                              1,475               36
   Innospec                                              2,172              129
   Koppers Holdings                                      1,310               44
   Lubrizol                                              1,913              124
   Material Sciences*                                       40                1
   Metal Management                                        915               40
   Nalco Holding                                         5,097              140
   Neenah Paper (E)                                      2,470              102
   NewMarket                                               295               14
   Olympic Steel                                           250                7
   OM Group*                                             1,100               58
   Owens-Illinois                                        7,825              274
   Pioneer*                                              1,101               38
   Quaker Chemical                                          30                1
   Rock-Tenn, Cl A (E)                                   7,882              250
   Schnitzer Steel Industries, Cl A                      3,830              184
   Schweitzer-Mauduit International (E)                  5,719              177
   Sherritt International (Canada) (B)                  10,100              139
   Silgan Holdings                                         810               45


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Sonoco Products                                       5,705   $          244
   Spartech (E)                                         10,871              289
   Steel Dynamics                                        3,100              130
   Symyx Technologies*                                     895               10
   Temple-Inland                                         3,913              241
   Texas Industries                                        680               53
   United States Steel                                   1,400              152
   Wausau Paper                                          1,195               16
   Wheeling-Pittsburgh*                                  7,360              140
   WR Grace*                                               295                7
                                                                 ---------------
                                                                          6,953
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.4%
   Alaska Communications Systems
     Group                                               8,155              129
   Centennial Communications*                            9,450               90
   CenturyTel (E)                                        4,039              198
   Cincinnati Bell*                                        585                3
   Citizens Communications                               4,894               75
   Consolidated Communications
     Holdings                                              575               13
   Dobson Communications, Cl A*                          2,300               26
   Fairpoint Communications                              8,900              158
   Global Crossing*                                      4,810               91
   Golden Telecom (E)                                      600               33
   IDT, Cl B*                                            1,485               15
   Iowa Telecommunications Services                      2,165               49
   Leap Wireless International*                          2,350              199
   Level 3 Communications*                               3,050               18
   NTELOS Holdings (E)                                   3,000               83
   Premiere Global Services (E)*                         7,600               99
   Qwest Communications International*                   8,735               85
   Rural Cellular, Cl A*                                 1,450               63
   Sierra Wireless*                                        800               20
   Syniverse Holdings (E)*                               5,900               76
   Time Warner Telecom, Cl A*                            3,440               69
   USA Mobility (E)                                      2,500               67
   Vonage Holdings*                                      3,035                9
                                                                 ---------------
                                                                          1,668
                                                                 ---------------
UTILITIES -- 4.3%
   AES (E)*                                              2,260               50
   AGL Resources (E)                                     9,633              390
   Alliant Energy                                        3,213              125
   Atmos Energy                                          7,084              213
   Black Hills                                           5,927              236
   Consolidated Edison                                   2,010               91
   Edison International (E)                                100                6
   El Paso Electric  (E)*                                2,700               66
   Empire District Electric                              2,225               50
   Energen (E)                                           5,081              279
   Equitable Resources                                   2,340              116
   Idacorp                                               3,900              125
   Integrys Energy Group                                 2,982              151
   Laclede Group                                         2,280               73
   New Jersey Resources                                  3,470              177
   Nicor (E)                                             3,200              137
   Northeast Utilities                                   1,205               34
   NorthWestern                                          2,600               83
   OGE Energy                                            3,059              112
   Oneok                                                 5,080              256
   Ormat Technologies                                    5,100              192
   PG&E (E)                                              1,700               77
   PNM Resources                                         5,805              161
   Portland General Electric                             8,058              221
   Progress Energy                                       2,045               93

--------------------------------------------------------------------------------
                                              Shares/Contracts
                                                /Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Puget Energy (E)                                      8,326   $          201
   Reliant Energy*                                       6,175              167
   SCANA                                                 3,975              152
   Sempra Energy (E)                                     2,400              142
   Southwest Gas (E)                                     8,457              286
   TECO Energy                                             925               16
   UGI                                                   7,430              203
   Unisource Energy                                        195                6
   Vectren                                               6,534              176
   Westar Energy (E)                                     7,964              193
   Wisconsin Energy                                      4,570              202
                                                                 ---------------
                                                                          5,258
                                                                 ---------------
Total Common Stock
   (Cost $87,776) ($ Thousands)                                          93,122
                                                                 ---------------

                                              Number of Rights
                                            ------------------
RIGHTS -- 0.0%
   Hayez Lemmerz International                          15,343               32
                                                                 ---------------
Total Rights
   (Cost $24) ($ Thousands)                                                  32
                                                                 ---------------

                                            Number of Warrants
                                            ------------------
WARRANTS -- 0.0%
   Rentech, Expires 04/25/12 (D)                         1,000                1
                                                                 ---------------
Total Warrants
   (Cost $--) ($ Thousands)                                                   1
                                                                 ---------------
PURCHASED OPTIONS -- 0.0%
   EDM, Expires: 06/16/08, Strike Price:
     $95.00                                                  3               --
                                                                 ---------------
Total Purchased Options
   (Cost $1) ($ Thousands)                                                   --
                                                                 ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 15.8%
   FHLMC
     6.000%, 02/01/22                            $       2,760            2,773
   FHLMC CMO STRIPS, Ser 232,
     Cl IO, IO
     5.000%, 08/01/35                                    3,950            1,023
   FNMA CMO STRIPS, Ser 360,
     Cl 2, IO
     5.000%, 08/01/35                                      170               44
   FNMA TBA
     6.500%, 07/01/37                                    6,000            6,056
     6.500%, 08/15/37                                    3,000            3,025
     5.500%, 07/01/22                                    6,000            5,910
   GNMA ARM
     4.000%, 04/20/35                                      344              343
                                                                 ---------------

Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $19,118) ($ Thousands)                                          19,174
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 13.7%

MORTGAGE RELATED SECURITIES -- 13.7%
   American Home Mortgage
     Investment Trust, Ser 2004-3,
     Cl 2A (C)
     3.590%, 09/01/07                            $         292   $          294
   American Home Mortgage
     Investment Trust, Ser 2005-1,
     Cl 4A1 (C)
     4.992%, 07/01/07                                      128              129
   American Home Mortgage
     Investment Trust, Ser 2005-4,
     Cl 5A (C)
     5.350%, 07/25/07                                      544              539
   Bear Stearns Alternative Trust,
     Ser 2004-12, Cl 2A2 (C)
     4.943%, 07/01/07                                      349              353
   Bear Stearns Asset-Backed
     Securities, Ser 2007-AQ2,
     Cl A1 (C)
     5.420%, 07/31/07                                      363              364
   Bear Stearns Asset-Backed
     Securities, Ser 2007-HE3,
     Cl 1A1 (C)
     5.440%, 07/30/07                                      337              337
   Bear Stearns Asset-Backed
     Securities, Ser 2007-HE4,
     Cl 1A1
     5.440%, 07/31/07                                      493              493
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1
     5.440%, 07/25/07                                      366              366
   Countrywide Asset-Backed
     Certificates, Ser 2007-BC1,
     Cl M1 (C)
     5.570%, 07/31/07                                      400              402
   Countrywide Home Loans,
     Ser 2007-HYB1, Cl 1A1 (C)
     5.581%, 07/01/07                                      466              465
   Credit-Based Asset Servicing,
     Ser 2007-CB3, Cl A1
     5.766%, 03/25/37                                      391              390
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A1A
     5.410%, 07/27/07                                      473              473
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A2A
     5.844%, 04/25/37                                      480              479
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF12, Cl A2 (C)
     5.360%, 07/25/07                                      216              216
   First Franklin Mortgage Loan,
     Ser 2006-FF14, Cl A2
     5.380%, 07/25/07                                      463              463
   GMAC Mortgage Loan Trust,
     Ser 2007-HE1, Cl A2 (C)
     5.621%, 08/25/37                                      216              215
   GSAMP Trust, Ser 2007-HE2,
     Cl A2A
     5.440%, 07/20/07                                      378              378
   Home Equity Mortgage Trust,
     Ser 2007-2, Cl 2A1A
     5.470%, 07/31/07                                      480              480

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   IMPAC Secured Assets CMO
     Owners Trust, Ser 2007-1, Cl A1 (C)
     5.380%, 07/25/07                            $         941   $          940
   IMPAC Secured Assets CMO
     Owners Trust, Ser 2007-2,
     Cl 1A1A (C)
     5.430%, 05/25/37                                      398              398
   IMPAC Secured Assets CMO
     Owners Trust, Ser 2007-3,
     Cl 1A1A
     5.430%, 07/31/07                                      499              499
   Indymac Residential Asset-Backed
     Trust, Ser 2007-A, Cl 2A1 (C)
     5.450%, 07/12/07                                      362              362
   Lehman XS Trust, Ser 2007-4N,
     Cl 1A1 (C)
     5.450%, 03/25/47                                      386              386
   Merrill Lynch Mortgage Investors,
     Ser 2005-A4, Cl 1A (C)
     4.775%, 07/01/07                                      259              261
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A (C)
     5.440%, 07/30/07                                      389              389
   Merrill Lynch Mortgage Investors,
     Ser 2007-MLN1, Cl A2A
     5.430%, 07/26/07                                      522              522
   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A (C)
     5.420%, 07/31/07                                      389              389
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1
     5.440%, 07/26/07                                      481              481
   Option One Mortgage Loan Trust,
     Ser 2007-5, Cl 2A1 (C)
     5.440%, 07/27/07                                      489              489
   RAAC, Ser 2007-SP1, Cl A1
     5.450%, 07/10/07                                      364              364
   Renaissance Home Equity Loan
     Trust, Ser 2007-1, Cl AV1 (C)
     5.450%, 07/29/07                                      376              376
   Residential Asset Mortgage
     Products, Ser 2007-RS1,
     Cl A1 (C)
     5.400%, 07/09/07                                      309              309
   Residential Asset Securities,
     Ser 2007-KS3, Cl A1A (C)
     5.430%, 04/25/37                                      400              400
   Residential Funding Mortgage
     Securities, Ser 2007-HI1,
     Cl A1 (C)
     5.450%, 03/25/37                                      386              386
   Securitized Asset-Backed
     Receivables LLC, Ser 2007-HE1,
     Cl M1 (C)
     5.570%, 07/30/07                                      500              498
   Structured Asset Investment Loan,
     Ser 2003-BC4, Cl M2
     8.320%, 07/25/07                                       89               90
   Structured Asset Securities,
     Ser 2007-EQ1, Cl A2 (C)
     5.410%, 07/31/07                                      491              491
   Washington Mutual Mortgage Pass-Through
     Certificates, Ser 2007-HY2,
     Cl 1A1
     5.776%, 04/25/37                                      485              482


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage Pass-Through
     Certificates, Ser 2007-HY4,
     Cl 1A1 (C)
     5.575%, 07/01/07                            $         376   $          372
   Washington Mutual Mortgage Pass-Through
     Certificates, Ser 2007-HY6,
     Cl 1A1
     5.707%, 06/25/37                                      392              390
   Wells Fargo Home Equity Trust,
     Ser 2007-2, Cl A1 (C)
     5.410%, 07/20/07                                      500              500
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $16,619) ($ Thousands)                                          16,610
                                                                 ---------------
CORPORATE OBLIGATIONS -- 1.3%

CONSUMER DISCRETIONARY -- 0.2%
   COX Communications
     4.625%, 06/01/13                                       65               61
   CVS Caremark
     5.750%, 06/01/17                                       25               24
   Comcast
     5.300%, 01/15/14                                       80               77
   Time Warner
     6.875%, 05/01/12                                       70               73
                                                                 ---------------
                                                                            235
                                                                 ---------------
ENERGY -- 0.1%
   Kinder Morgan Energy Partners
     5.000%, 12/15/13                                       65               62
   Weatherford International
     6.350%, 06/15/17                                       20               20
     5.950%, 06/15/12                                       20               20
                                                                 ---------------
                                                                            102
                                                                 ---------------
FINANCIALS -- 0.8%
   Bear Stearns
     5.350%, 02/01/12                                       60               59
   CIT Group
     5.000%, 02/13/14                                       85               80
   Capmark Financial Group
     6.300%, 05/10/17                                        5                5
     5.875%, 05/10/12                                       10               10
   Discover Financial Services
     6.450%, 06/12/17                                       10               10
   Genworth Financial
     5.650%, 06/15/12                                       60               60
   Household Finance
     6.375%, 10/15/11                                       70               72
   JPMorgan Chase
     5.125%, 09/15/14                                       65               62
   Lehman Brothers Holdings MTN
     5.250%, 02/06/12                                       65               64
   Merrill Lynch
     6.050%, 05/16/16                                      100               99
   Morgan Stanley MTN, Ser G
     5.650%, 07/04/07                                      100              100
   Prudential Financial MTN
     5.800%, 06/15/12                                       20               20
   Residential Capital
     6.500%, 04/17/13                                      195              188
   Wachovia
     4.875%, 02/15/14                                      165              157

--------------------------------------------------------------------------------
                                           Shares/ Face Amount    Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
   istar Financial, Ser 1
     5.875%, 03/15/16                            $          45   $           43
                                                                 ---------------
                                                                          1,029
                                                                 ---------------
HEALTH CARE -- 0.1%
   Teva Pharmaceutical Finance LLC
     5.550%, 02/01/16                                       65               62
   Wellpoint
     6.800%, 08/01/12                                       45               47
                                                                 ---------------
                                                                            109
                                                                 ---------------
INDUSTRIALS -- 0.0%
   US Steel (E)
     5.650%, 06/01/13                                       15               15
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group PLC
     5.350%, 02/27/12                                       15               15
                                                                 ---------------
UTILITIES -- 0.1%
   Exelon Generation
     6.950%, 06/15/11                                       70               73
                                                                 ---------------
Total Corporate Obligations
   (Cost $1,610) ($ Thousands)                                            1,578
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.1%
   FHLMC (A)
     5.191%, 07/02/07                                      225              225
     5.188%, 07/16/07                                       50               50
   FHLMC (A)
     5.211%, 09/18/07                                       75               74
   FNMA (A)
     5.346%, 11/02/07                                      975              958
   GNMA
     4.500%, 03/20/37                                    1,248            1,243
                                                                 ---------------
Total U.S. Government Agency Obligations
   (Cost $2,550) ($ Thousands)                                            2,550
                                                                 ---------------
CASH EQUIVALENT ** ++ -- 8.6%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330%                  10,404,547           10,405
                                                                 ---------------
Total Cash Equivalent
   (Cost $10,405) ($ Thousands)                                          10,405
                                                                 ---------------
U.S. TREASURY OBLIGATIONS (A) -- 0.2%
   U.S. Treasury Bill
     4.813%, 08/23/07                                       55               54
   U.S. Treasury Bond
     3.875%, 04/15/29                                      125              151
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $209) ($ Thousands)                                                205
                                                                 ---------------
Total Investments -- 118.6%
   (Cost $138,312) ($ Thousands) ++                              $      143,677
                                                                 ---------------
COMMON STOCK SOLD SHORT -- (5.8)%

CONSUMER DISCRETIONARY -- (2.1)%
   Beazer Homes USA                                     (1,300)             (32)
   Borders Group                                        (7,100)            (135)
   California Coastal Community*                        (8,661)            (147)


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Callaway Golf                                        (3,600)  $          (64)
   Cavco Industries                                       (400)             (15)
   Centex                                               (1,800)             (72)
   Century Casinos*                                    (18,247)            (164)
   Cosi*                                                (5,241)             (24)
   Directed Electronics*                               (16,445)            (145)
   Fleetwood Enterprises                                (5,600)             (51)
   Furniture Brands International                       (9,600)            (136)
   H&R Block                                            (4,300)            (100)
   Lakes Entertainment*                                (14,719)            (174)
   Levitt, Cl A                                        (15,598)            (147)
   Lifetime Brands                                      (4,467)             (91)
   M/I Homes                                            (2,300)             (61)
   MarineMax*                                           (8,732)            (175)
   Noble International                                  (8,015)            (164)
   Peets Coffee & Tea*                                  (2,291)             (56)
   Pier 1 Imports                                       (4,800)             (41)
   Pulte Homes                                          (1,800)             (40)
   Quiksilver*                                          (3,700)             (52)
   Ruth's Chris Steak House*                            (3,658)             (62)
   Scientific Games, Cl A*                              (1,300)             (45)
   Standard-Pacific                                     (4,500)             (79)
   Tivo*                                                (6,652)             (39)
   Toll Brothers*                                       (2,200)             (55)
   Visteon                                              (5,700)             (47)
   Zale*                                                (4,600)            (111)
                                                                 ---------------
                                                                         (2,524)
                                                                 ---------------
CONSUMER STAPLES -- (0.2)%
   Green Mountain Coffee Roasters*                        (200)             (16)
   Medifast*                                           (19,809)            (177)
                                                                 ---------------
                                                                           (193)
                                                                 ---------------
ENERGY -- (0.2)%
   Crosstex Energy                                      (1,700)             (49)
   Murphy Oil                                           (1,300)             (77)
   Universal Compression Holdings*                      (1,400)            (101)
   US Bioenergy*                                          (700)              (8)
   Warren Resources*                                    (2,100)             (25)
   World Fuel Services                                    (500)             (21)
                                                                 ---------------
                                                                           (281)
                                                                 ---------------
FINANCIALS -- (0.6)%
   Baldwin & Lyons, Cl B                                  (415)             (11)
   Cardinal Financial                                   (6,973)             (69)
   Friedman Billings Ramsey Group,
     Cl A+                                              (6,100)             (33)
   Healthcare Realty Trust                              (1,600)             (44)
   Plum Creek Timber+                                   (2,600)            (108)
   PMA Capital, Cl A                                   (10,652)            (114)
   Post Properties+                                     (2,700)            (141)
   Republic Property Trust                              (1,800)             (22)
   Thomas Weisel Partners Group*                        (1,600)             (27)
   Westfield Financial                                  (8,674)             (86)
   White Mountains Insurance Group                         (60)             (36)
   Yardville National Bancorp                           (1,459)             (50)
                                                                 ---------------
                                                                           (741)
                                                                 ---------------
HEALTH CARE -- (0.4)%
   Akorn*                                               (1,600)             (11)
   Auxilium Pharmaceuticals*                              (800)             (13)
   Biomimetric Therapeutics*                            (1,000)             (16)
   Cadence Pharmaceuticals (E)*                           (800)             (10)
   Dexcom*                                              (1,417)             (12)
   Five Star Quality Care*                             (13,954)            (111)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                   Shares/Contracts    ($ Thousands)
--------------------------------------------------------------------------------

   I-Flow*                                              (1,400)  $          (23)
   NxStage Medical*                                     (1,400)             (18)
   Omnicare                                               (700)             (25)
   Providence Service*                                    (500)             (13)
   Spectranetics*                                      (18,090)            (208)
   Stereotaxis*                                         (2,700)             (35)
   Volcano*                                             (1,000)             (20)
                                                                 ---------------
                                                                           (515)
                                                                 ---------------
INDUSTRIALS -- (0.6)%
   Albany International, Cl A                             (700)             (28)
   Flanders*                                           (21,323)            (164)
   Innovative Solutions & Support*                      (2,072)             (48)
   Insteel Industries                                   (7,591)            (137)
   Owens Corning*                                       (2,300)             (77)
   People Support*                                     (12,197)            (138)
   Titan International                                  (4,700)            (149)
                                                                 ---------------
                                                                           (741)
                                                                 ---------------
INFORMATION TECHNOLOGY -- (0.8)%
   DTS*                                                 (2,373)             (52)
   Echelon*                                            (11,384)            (178)
   Hypercom*                                           (11,565)             (68)
   InterVoice*                                         (10,183)             (85)
   Measurement Specialties*                             (3,433)             (81)
   Netlogic Microsystems*                               (1,684)             (54)
   Online Resources*                                   (14,292)            (157)
   PDF Solutions*                                       (2,722)             (32)
   Sourceforge*                                        (29,298)            (124)
   Ultratech*                                           (7,185)             (96)
                                                                 ---------------
                                                                           (927)
                                                                 ---------------
MATERIALS -- (0.4)%
   Compass Minerals International                       (1,300)             (45)
   Glatfelter                                           (9,437)            (128)
   Louisiana-Pacific                                    (7,700)            (146)
   Royal Gold                                           (2,337)             (56)
   Schulman                                             (1,300)             (32)
   Stillwater Mining*                                   (5,300)             (58)
                                                                 ---------------
                                                                           (465)
                                                                 ---------------
TELECOMMUNICATION SERVICES -- (0.0)%
   Cogent Communications Group*                         (1,700)             (51)
                                                                 ---------------
UTILITIES -- (0.5)%
   California Water Service Group                       (2,630)             (99)
   EnergySouth                                          (2,693)            (137)
   Integrys Energy Group                                (2,600)            (132)
   ITC Holdings                                         (1,400)             (57)
   SJW                                                  (2,548)             (85)
   South Jersey                                           (900)             (32)
   The Laclede Group                                      (800)             (26)
                                                                 ---------------
                                                                           (568)
                                                                 ---------------
Total Common Stock Sold Short
   (Proceeds $(6,999)) ($ Thousands)                                     (7,006)
                                                                 ---------------
WRITTEN OPTIONS -- 0.0%
   EDM, Expires: 06/16/08, Strike Price:
     $95.50                                                 (3)              --
                                                                 ---------------
Total Written Options
   (Cost $--) ($ Thousands)                                                  --
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:
---------------------------------------------------------------------------
                                                                Unrealized
                                                              Appreciation
Type of                       Number of        Expiration   (Depreciation)
Contract                      Contracts              Date    ($ Thousands)
---------------------------------------------------------------------------
90-Day Euro$                         (7)       March 2008                6
90-Day Euro$                         (5)       March 2009                5
90-Day Euro$                         (6)       March 2010                7
90-Day Euro$                         (6)       March 2011                7
90-Day Euro$                         (5)       March 2012                7
90-Day Euro$                         12         June 2009              (15)
90-Day Euro$                        (24)        June 2010               30
90-Day Euro$                         (5)        June 2011                7
90-Day Euro$                         (9)   September 2007                2
90-Day Euro$                         (5)   September 2008                5
90-Day Euro$                         12    September 2009              (15)
90-Day Euro$                         (6)   September 2010                7
90-Day Euro$                         (5)   September 2011                7
90-Day Euro$                        (17)    December 2007                9
90-Day Euro$                        (23)    December 2008               25
90-Day Euro$                         (6)    December 2009                7
90-Day Euro$                         (6)    December 2010                7
90-Day Euro$                         (5)    December 2011                7
U.S. 2-Year Note                     (2)   September 2007                1
U.S. 5-Year Note                    (17)   September 2007                8
U.S. 10-Year Note                    (3)   September 2007               (4)
U.S. Long Treasury Bond              (1)   September 2007                1
Russell 2000 Index E-MINI           182    September 2007              (93)
S&P 400 Index E-MINI                191    September 2007             (237)
                                                                     ------
                                                                     $(209)
                                                                     ======

Swaps --At June 30, 2007 the following Credit Default Swap agreements were outstanding:

 ---------------------------------------------------------------------------------------------------------------------------

                                                                                                Notional   Net Unrealized
                                                                               Expiration          Amount     Depreciation
Description                                                                          Date   ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.03666% (0.44% per annum) times notional amount of ABX.HE.A 06-2 Index. Upon a defined credit event the Fund delivers the notional amount and takes payment of the defined
   obligation.(Counter Party: Bank of America)                                   05/24/46          $3,000            $(330)
Fund receives a monthly payment of 0.05% (0.64% per annum) times notional amount of ABX.HE.A 07-1. Upon a defined credit event the Fund delivers the notional amount and takes receipt of the defined obligation. (Counter
   Party: J.P. Morgan)                                                           08/25/37             500              (49)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                     $(379)
===========================================================================================================================


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

Schedule of Investments (Unaudited)

Small/Mid Diversified Alpha Fund
June 30, 2007


Swaps -- At June 30, 2007, the following Total Return Swap agreements were outstanding:
--------------------------------------------------------------------------------

                                                                                                            Net Unrealized
                                                                                                 Notional     Appreciation
                                                                               Expiration          Amount   (Depreciation)
Description                                                                          Date   ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset spread from Bank of America-
   CMBS AAA 10 YR Index plus 20 basis points times the notional amount.The
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
   payment period. (Counter Party: Goldman Sachs)                                10/31/07          $4,000             $ (4)
The Fund receives payment on the monthly reset spread from Lehman Brothers-
   CMBS AAA Index plus 35 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment
   period. (Counter Party: Goldman Sachs)                                        09/01/07           4,000                2
Fund receives a monthly payment of 0.05% (0.64% per annum) times the notional amount of ABX.HE.A 07-1 Index. Upon a defined credit event the
   Fund delivers the notional amount and takes receipt of the defined
   obligation. (Counterparty: Bank of America)                                   08/25/37           1,000              (71)
Fund receives a monthly payment of 0.045% (0.54% per annum) times the notional amount of ABX.HE.A 07-1 Index. Upon a defined credit event the
   Fund delivers the notional amount and takes receipt of the defined
   obligation. (Counterparty: Bank of America)                                   08/25/37             500               (4)
Fund receives a monthly payment of 0.0450% (0.54% per annum) times the notional amount of ABX.HE.A 06-1 Index. Upon a defined credit event the
   Fund delivers the notional amount and takes receipt of the defined
   obligation. (Counterparty: Wachovia)                                          07/25/45           1,000               --
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                      $(77)
===========================================================================================================================

                                Number of   Acquisition       Right to            Cost    Market Value   % of Net
                                   Shares          Date   Acquire Date   ($ Thousands)   ($ Thousands)     Assets
------------------------------------------------------------------------------------------------------------------
BA Energy, Deal #3 PIPE            12,000      04/30/07       04/30/07           87              90        0.10
Oil Sands Quest PIPE               10,000      06/22/07       06/22/07          128              22        0.00
Orion Marine Group                  9,300      05/03/07       05/03/07          126             126        0.10
Rentech Warrants                    1,000      05/03/07       05/03/07           --               1        0.00
                                                                         -----------     -----------     -------
                                                                         $      341      $      239        0.20%
                                                                         ===========     ===========     =======

Percentages are based on Net Assets of $121,171 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company.

(A) The rate reported is the effective yield at time of purchase.

(B) This security is traded on a foreign stock exchange. The total value of such securities as of June 30, 2007 was $2,457 ($ Thousands) and represented 2.03% of Net Assets.

(C) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(D) This security considered restricted. The total value of such securities as of June 30, 2007 was $239 ($ Thousands) and represented 0.20% of Net Assets.

(E) All or a portion of this security has been pledged as collateral for securities sold short.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Private Investment in Public Entity
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--" are either $0 or have been rounded to $0.

++ At June 30, 2007, the tax basis cost of the Fund's investments was $138,312 ($ Thousands), and the unrealized appreciation and depreciation were $8,893 ($ Thousands) and $(3,528) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Mid-Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.7%

CONSUMER DISCRETIONARY -- 12.3%
   American Eagle Outfitters                            89,600   $        2,299
   AnnTaylor Stores*                                     9,100              322
   Big Lots*                                            22,900              674
   Boyd Gaming                                           2,500              123
   Brinker International                                 2,600               76
   Dollar Tree Stores*                                  66,700            2,905
   EchoStar Communications, Cl A*                       55,800            2,420
   Mattel                                               97,300            2,461
   Meredith                                             35,600            2,193
   MGM Mirage*                                          11,200              924
   Nordstrom                                            23,900            1,222
   NutriSystem*                                         11,000              768
   NVR*                                                  3,200            2,175
   PetSmart                                             10,700              347
   RadioShack                                           77,600            2,572
   Regal Entertainment Group, Cl A                     102,800            2,254
   Ross Stores                                          38,400            1,183
   TRW Automotive Holdings*                              2,700               99
   Westfield Financial                                   6,800              601
                                                                 ---------------
                                                                         25,618
                                                                 ---------------
CONSUMER STAPLES -- 5.3%
   Campbell Soup                                        61,500            2,387
   Corn Products International                          18,800              854
   JM Smucker                                            4,800              306
   Kroger                                               79,400            2,234
   Molson Coors Brewing, Cl B                           26,800            2,478
   NBTY*                                                42,500            1,836
   Safeway                                              30,100            1,024
                                                                 ---------------
                                                                         11,119
                                                                 ---------------
ENERGY -- 7.2%
   El Paso                                              83,000            1,430
   Holly                                                39,300            2,916
   National Oilwell Varco*                               9,900            1,032
   Noble                                                 5,900              575
   Noble Energy                                         44,600            2,782
   SEACOR Holdings*                                     22,000            2,054
   St Mary Land & Exploration                           39,700            1,454
   Tidewater                                            40,900            2,899
                                                                 ---------------
                                                                         15,142
                                                                 ---------------
FINANCIALS -- 18.0%
   Affiliated Managers Group*                           18,800            2,421
   American Financial Group                             58,550            1,999
   Annaly Capital Management+                          131,800            1,901
   Bank of Hawaii                                       37,200            1,921
   CB Richard Ellis Group, Cl A*                        61,400            2,241
   CNA Financial*                                       47,200            2,251
   Comerica                                             26,700            1,588
   Cullen/Frost Bankers                                 17,700              946
   Duke Realty+                                         40,300            1,438
   Endurance Specialty Holdings                         14,600              585
   First Marblehead                                     21,400              827
   Health Care+                                         52,700            2,127
   Hospitality Properties Trust+                        52,100            2,162
   Investment Technology Group*                         11,800              511
   iStar Financial+                                     44,400            1,968
   Jones Lang LaSalle                                   21,500            2,440
   Legg Mason                                           23,400            2,302
   Nationwide Financial Services, Cl A                  39,500            2,497
   Philadelphia Consolidated Holding*                   26,700            1,116

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Prologis+                                             8,700   $          495
   Synovus Financial                                    29,100              893
   Thornburg Mortgage+                                  80,400            2,105
   Torchmark                                            11,800              791
                                                                 ---------------
                                                                         37,525
                                                                 ---------------
HEALTH CARE -- 9.2%
   Applera -- Applied Biosystems Group                  23,400              715
   Cephalon*                                             8,600              691
   Coventry Health Care*                                44,000            2,537
   Dade Behring Holdings                                46,400            2,465
   Edwards Lifesciences*                                 6,500              321
   Endo Pharmaceuticals Holdings*                        7,500              257
   Forest Laboratories*                                 25,000            1,141
   Humana*                                              42,500            2,589
   Invitrogen*                                           1,900              140
   Kinetic Concepts*                                    48,600            2,526
   King Pharmaceuticals*                                57,700            1,180
   Mylan Laboratories                                   90,300            1,642
   Sepracor*                                            13,300              545
   Techne*                                               9,300              532
   WellCare Health Plans*                               20,900            1,892
                                                                 ---------------
                                                                         19,173
                                                                 ---------------
INDUSTRIALS -- 14.4%
   Allied Waste Industries*                            107,800            1,451
   American Standard                                    46,400            2,737
   AMR*                                                 24,900              656
   Continental Airlines, Cl B*                          41,000            1,389
   Cummins                                              29,900            3,026
   Eaton                                                30,000            2,790
   Gardner Denver*                                      53,500            2,276
   GATX                                                 27,500            1,354
   Goodrich                                              1,300               77
   Harsco                                               51,800            2,694
   Hertz Global Holdings*                               54,600            1,451
   Kansas City Southern*                                18,600              698
   L-3 Communications Holdings                          12,500            1,217
   Manitowoc                                             7,600              611
   Manpower                                              7,600              701
   Paccar                                               20,300            1,767
   Parker Hannifin                                      17,900            1,753
   Republic Services                                    37,200            1,140
   Ryder System                                         23,300            1,253
   Terex*                                               13,700            1,114
                                                                 ---------------
                                                                         30,155
                                                                 ---------------
INFORMATION TECHNOLOGY -- 18.0%
   Amphenol, Cl A                                       25,600              913
   Avnet*                                               38,000            1,506
   AVX                                                  45,000              753
   BMC Software*                                         1,600               48
   Broadridge Financial Solutions*                      94,100            1,799
   Cadence Design Systems*                             104,500            2,295
   Computer Sciences*                                   21,900            1,295
   Convergys*                                           91,500            2,218
   Electronic Data Systems                             101,900            2,826
   Fidelity National Information Services                1,800               98
   Harris                                               20,700            1,129
   Lam Research*                                        43,700            2,246
   Lexmark International, Cl A*                         30,300            1,494
   MEMC Electronic Materials*                           47,300            2,891
   Mettler Toledo International*                        24,100            2,302
   Novellus Systems*                                    64,600            1,833
   Nvidia*                                               8,200              339


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Mid-Cap Fund
June 30, 2007

--------------------------------------------------------------------------------
                                            Shares/Face Amount    Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Synopsys*                                            85,400   $        2,257
   Teradyne*                                            89,000            1,565
   Vishay Intertechnology*                             138,900            2,197
   Western Digital*                                    127,600            2,469
   Xerox*                                              167,400            3,094
                                                                 ---------------
                                                                         37,567
                                                                 ---------------
MATERIALS -- 6.6%
   Air Products & Chemicals                              6,800              546
   Albemarle                                            55,900            2,154
   Celanese, Ser A                                      70,200            2,722
   Eagle Materials                                       8,200              402
   FMC                                                  16,200            1,448
   Pactiv*                                              29,500              941
   Sonoco Products                                      44,400            1,901
   United States Steel                                  25,000            2,719
   Vulcan Materials                                      8,600              985
                                                                 ---------------
                                                                         13,818
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.1%
   CenturyTel                                            3,200              157
   Qwest Communications International*                  53,000              514
   US Cellular*                                         17,900            1,622
                                                                 ---------------
                                                                          2,293
                                                                 ---------------
UTILITIES -- 6.6%
   AES*                                                127,500            2,790
   Edison International                                 54,100            3,036
   Energen                                              40,400            2,220
   PG&E                                                 56,100            2,541
   Sempra Energy                                        47,300            2,802
   Xcel Energy                                          18,100              370
                                                                 ---------------
                                                                         13,759
                                                                 ---------------
Total Common Stock
   (Cost $182,771) ($ Thousands)                                        206,169
                                                                 ---------------
CASH EQUIVALENT** ++ -- 0.9%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330%                   1,889,455            1,889
                                                                 ---------------
Total Cash Equivalent
   (Cost $1,889) ($ Thousands)                                            1,889
                                                                 ---------------
U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury BIll
     4.588%, 09/13/07                                     $220              218
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $218) ($ Thousands)                                                218
                                                                 ---------------
Total Investments -- 99.7%
   (Cost $184,878) ($ Thousands) +++                             $      208,276
                                                                 ===============


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Mid-Cap Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:

--------------------------------------------------------------------------------
                                                                     Unrealized
Type of                              Number of       Expiration    Depreciation
Contract                             Contracts             Date   ($ Thousands)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI                        22   September 2007           $ (49)
                                                                          ======

Percentages are based on Net Assets of $208,946 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $184,878 ($ Thousands), and the unrealized appreciation and depreciation were $26,595 ($ Thousands) and $(3,197) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK  -- 94.3%

CONSUMER DISCRETIONARY -- 7.9%
   Autoliv                                              29,300   $        1,666
   Belo, Cl A                                           16,100              331
   Career Education*                                    44,000            1,486
   Choice Hotels International                          28,600            1,130
   Dillard's, Cl A                                      55,500            1,994
   DIRECTV Group*                                      103,500            2,392
   Genuine Parts                                        45,700            2,267
   Harte-Hanks                                          28,900              742
   Hearst-Argyle Television                             19,995              482
   International Speedway, Cl A                         26,900            1,418
   ITT Educational Services*                            21,900            2,571
   J.C. Penney                                          16,300            1,180
   Jack in the Box*                                      7,500              532
   Jarden*                                              41,900            1,802
   Lamar Advertising, Cl A                              29,500            1,851
   Pacific Sunwear of California*                       24,700              543
   Panera Bread, Cl A*                                   8,400              387
   Penn National Gaming*                                42,300            2,542
   Polaris Industries                                   13,300              720
   Sears Holdings*                                      26,842            4,550
   Shaw Communications, Cl B*                           48,800            2,052
   TRW Automotive Holdings*                             49,200            1,812
   Washington Post, Cl B                                 8,592            6,668
   Weight Watchers International                        41,400            2,105
   Yum! Brands                                          24,600              805
                                                                 ---------------
                                                                         44,028
                                                                 ---------------
CONSUMER STAPLES -- 12.1%
   Altria Group                                         40,775            2,860
   Anheuser-Busch                                       26,300            1,372
   Church & Dwight                                      33,100            1,604
   Clorox                                               44,053            2,736
   Coca-Cola Enterprises                                50,462            1,211
   Corn Products International                          32,117            1,460
   Costco Wholesale                                      6,817              399
   Dean Foods                                           58,700            1,871
   General Mills                                       145,366            8,492
   Hershey                                              37,500            1,898
   HJ Heinz                                             14,100              669
   Hormel Foods                                        226,994            8,478
   JM Smucker                                           36,500            2,324
   Kellogg                                             171,618            8,888
   Kimberly-Clark                                       45,468            3,041
   McCormick                                           160,118            6,113
   Molson Coors Brewing, Cl B                           17,000            1,572
   Pepsi Bottling Group                                 66,000            2,223
   PepsiAmericas                                       137,116            3,368
   Reynolds American                                    71,366            4,653
   Smithfield Foods*                                     5,366              165
   WM Wrigley Jr.                                       30,300            1,676
                                                                 ---------------
                                                                         67,073
                                                                 ---------------
ENERGY -- 6.5%
   Cameco*                                              43,900            2,227
   Chevron                                              91,769            7,731
   Enbridge*                                            59,900            2,023
   Exxon Mobil                                          31,600            2,651
   Global Industries*                                   33,400              896
   Holly                                                67,339            4,996
   Imperial Oil                                         58,300            2,707
   Marathon Oil                                          1,611               97
   Murphy Oil                                           80,314            4,774

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Nexen                                                54,800   $        1,696
   Petro-Canada*                                        46,500            2,472
   SEACOR Holdings*                                     12,880            1,202
   Sunoco                                               10,387              828
   TransCanada                                          46,800            1,610
                                                                 ---------------
                                                                         35,910
                                                                 ---------------
FINANCIALS -- 14.0%
   Alleghany*                                            7,219            2,935
   American Financial Group                            128,585            4,391
   American National Insurance                           9,774            1,492
   Arthur J. Gallagher                                  58,800            1,639
   Bancorpsouth                                         34,700              849
   BOK Financial                                        64,616            3,452
   Brookfield Asset Management, Cl A*                   53,400            2,131
   Capitol Federal Financial                             9,624              355
   CNA Financial*                                      105,555            5,034
   Commerce Bancshares*                                 79,522            3,602
   Credicorp                                            26,300            1,609
   East West Bancorp                                    32,400            1,260
   Erie Indemnity, Cl A                                 40,621            2,195
   Federated Investors, Cl B                            45,700            1,752
   First Citizens BancShares, Cl A                      13,159            2,558
   Fulton Financial                                    131,500            1,896
   Jones Lang LaSalle                                   17,300            1,964
   Loews                                               125,322            6,389
   Markel*                                              13,915            6,743
   Mercury General                                      36,964            2,037
   PMI Group                                            40,100            1,791
   Popular                                             112,900            1,814
   Reinsurance Group of America                         15,240              918
   RenaissanceRe Holdings                               29,800            1,847
   Safeco                                               69,101            4,302
   Stancorp Financial Group                             36,900            1,936
   Student Loan                                          3,333              680
   Torchmark                                            20,216            1,354
   Transatlantic Holdings                               47,783            3,399
   Unitrin                                              12,367              608
   Valley National Bancorp                              67,095            1,509
   Webster Financial                                    31,520            1,345
   Wesco Financial                                       2,114              814
   Whitney Holding                                      33,900            1,020
                                                                 ---------------
                                                                         77,620
                                                                 ---------------
HEALTH CARE -- 16.9%
   Alcon                                                17,900            2,415
   AmerisourceBergen                                    48,063            2,378
   Amylin Pharmaceuticals*                              25,700            1,058
   Cardinal Health                                      87,982            6,215
   Celgene*                                             18,200            1,043
   Charles River Laboratories
     International*                                     35,700            1,843
   Covance*                                             21,436            1,470
   Coventry Health Care*                                62,641            3,611
   Dade Behring Holdings                                46,730            2,482
   Dentsply International                              105,491            4,036
   Edwards Lifesciences*                                41,600            2,053
   Endo Pharmaceuticals Holdings*                       57,800            1,979
   Genentech*                                           36,256            2,743
   Genzyme*                                             25,500            1,642
   Health Net*                                          31,963            1,688
   Henry Schein*                                       121,096            6,470
   Hillenbrand Industries                              133,128            8,653
   Idexx Laboratories*                                  39,270            3,716
   ImClone Systems*                                     31,400            1,110
   Johnson & Johnson                                    99,802            6,150


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   King Pharmaceuticals*                                83,300   $        1,704
   Laboratory of America Holdings*                      24,500            1,917
   McKesson                                            109,085            6,506
   Merck                                                 6,900              344
   Millipore*                                            3,581              269
   Patterson*                                           52,600            1,960
   Schering-Plough                                      61,500            1,872
   Sierra Health Services*                              14,644              609
   Techne*                                              46,595            2,666
   Universal Health Services, Cl B                      52,945            3,256
   VCA Antech*                                          29,900            1,127
   WebMD Health, Cl A*                                  22,962            1,081
   WellPoint*                                           81,661            6,519
   Wyeth                                                20,300            1,164
                                                                 ---------------
                                                                         93,749
                                                                 ---------------
INDUSTRIALS -- 9.4%
   Alexander & Baldwin                                   8,700              462
   Alliant Techsystems*                                 20,438            2,026
   Amerco*                                               6,200              468
   Belden CDT                                           29,900            1,655
   C.H. Robinson Worldwide                              36,700            1,928
   Carlisle                                              5,310              247
   Dun & Bradstreet                                     50,828            5,234
   GATX                                                 27,500            1,354
   General Cable*                                       28,800            2,182
   Granite Construction                                 19,900            1,277
   Harsco                                               34,800            1,810
   JetBlue Airways*                                     88,700            1,042
   Landstar System                                      40,600            1,959
   Lennox International                                 22,800              780
   Lincoln Electric Holdings                            22,800            1,693
   Lockheed Martin                                      28,286            2,663
   Northrop Grumman                                     85,979            6,695
   Pitney Bowes                                        134,783            6,311
   Raytheon                                             84,254            4,541
   Republic Services                                    13,294              407
   Robert Half International                            37,400            1,365
   Stericycle*                                          72,860            3,239
   Union Pacific                                        20,400            2,349
   UTI Worldwide                                        18,900              506
                                                                 ---------------
                                                                         52,193
                                                                 ---------------
INFORMATION TECHNOLOGY -- 7.8%
   Acxiom                                               39,800            1,053
   Adtran                                               20,900              543
   Affiliated Computer Services, Cl A*                  30,700            1,741
   CommScope*                                           36,300            2,118
   Diebold                                              79,909            4,171
   Factset Research Systems                             27,700            1,893
   Fair Isaac                                           28,500            1,143
   Flir Systems*                                        49,800            2,303
   Harris                                               32,000            1,746
   Hewitt Associates, Cl A*                             68,100            2,179
   Ingram Micro, Cl A*                                 386,346            8,388
   Lexmark International, Cl A*                         16,600              819
   MoneyGram International                              33,800              945
   Qualcomm                                             58,900            2,556
   Silicon Laboratories*                                17,800              616
   Sybase*                                              44,700            1,068
   Tech Data*                                          136,414            5,246
   Tektronix                                            58,200            1,964
   Total System Services                                27,000              797
   Zebra Technologies, Cl A*                            48,200            1,867
                                                                 ---------------
                                                                         43,156
                                                                 ---------------

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 3.3%
   Agrium                                               30,900   $        1,352
   Aptargroup                                           47,400            1,685
   Bemis                                                34,100            1,131
   Eagle Materials                                      19,400              952
   Greif, Cl A                                          34,100            2,033
   Martin Marietta Materials                            12,000            1,944
   Methanex                                             74,300            1,868
   Nova Chemicals                                       46,800            1,665
   Packaging of America                                 59,500            1,506
   Steel Dynamics                                       51,300            2,150
   Titanium Metals*                                      2,120               68
   Vulcan Materials                                     15,100            1,729
                                                                 ---------------
                                                                         18,083
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 5.5%
   AT&T                                                 48,892            2,029
   CenturyTel                                           44,100            2,163
   Embarq                                              104,858            6,645
   NII Holdings*                                         6,257              505
   Sprint Nextel                                       105,800            2,191
   Telephone & Data Systems                            128,057            8,013
   US Cellular*                                         74,140            6,717
   Verizon Communications                               58,300            2,400
                                                                 ---------------
                                                                         30,663
                                                                 ---------------
UTILITIES -- 10.9%
   AGL Resources                                        40,200            1,627
   Alliant Energy                                       47,200            1,834
   Ameren                                               39,600            1,941
   Atmos Energy                                         60,200            1,810
   Consolidated Edison                                  22,500            1,015
   Constellation Energy Group                           13,700            1,194
   DPL                                                  70,900            2,009
   DTE Energy                                           37,200            1,794
   Edison International                                 36,900            2,071
   Energen                                              31,700            1,742
   Energy East                                          71,200            1,858
   Great Plains Energy                                  63,800            1,858
   Hawaiian Electric Industries                        117,756            2,790
   KeySpan                                             110,171            4,625
   MDU Resources Group                                  70,700            1,982
   National Fuel Gas                                    11,392              493
   NSTAR                                                68,712            2,230
   OGE Energy                                          147,011            5,388
   Pepco Holdings                                       44,000            1,241
   PG&E                                                 23,500            1,064
   Puget Energy                                         63,700            1,540
   SCANA                                                93,004            3,561
   TECO Energy                                         106,700            1,833
   TXU                                                  30,900            2,080
   Vectren                                              92,431            2,489
   Westar Energy                                        40,900              993
   Wisconsin Energy                                    166,295            7,355
                                                                 ---------------
                                                                         60,417
                                                                 ---------------
Total Common Stock
   (Cost $471,056) ($ Thousands)                                        522,892
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
June 30, 2007

--------------------------------------------------------------------------------
                                           Shares/ Face Amount    Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT ** + -- 5.2%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330%                  28,857,566   $       28,858
                                                                 ---------------
Total Cash Equivalent
   (Cost $28,858) ($ Thousands)                                          28,858
                                                                 ---------------
U.S. TREASURY OBLIGATION (A) -- 0.3%
   U.S. Treasury Bill
     4.813%, 08/23/07                                   $1,601            1,590
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $1,590) ($ Thousands)                                            1,590
                                                                 ---------------
Total Investments -- 99.8%
   (Cost $501,504) ($ Thousands) +++                             $      553,340
                                                                 ===============

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:

--------------------------------------------------------------------------------
                                                                     Unrealized
Type of                             Number of       Expiration     Depreciation
Contract                            Contracts             Date    ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI                      304   September 2007            $(46)
                                                                          ======

Percentages are based on Net Assets of $554,676 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Investment in Affiliated Registered Investment Company

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $501,504 ($ Thousands), and the unrealized appreciation and depreciation were $57,744
($ Thousands) and $(5,908) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.3%

AUSTRALIA -- 5.4%
   Australia & New Zealand Banking
     Group                                              12,223   $          301
   Centro Properties Group                             128,461              926
   CFS Retail Property Trust                           357,995              653
   Coca-Cola Amatil                                    135,910            1,100
   Commonwealth Bank of Australia                       12,068              566
   DB RREEF Trust                                      841,219            1,402
   GPT Group                                           378,077            1,495
   Incitec Pivot                                         4,645              314
   ING Industrial Fund                                 592,028            1,175
   Investa Property Group                               77,471              192
   Leighton Holdings                                    18,549              649
   Macquarie Communications
     Infrastructure Group                               33,581              180
   Macquarie Goodman Group                              37,022              211
   Macquarie Office Trust                              219,338              311
   McPherson's                                          12,442               36
   MFS                                                  49,533              244
   Multiplex Group                                     228,196              953
   Origin Energy                                        60,248              508
   Programmed Maintenance Services                       7,356               38
   QBE Insurance Group                                  13,410              355
   Stockland                                           121,413              839
   Tattersall's                                         44,820              179
   Telstra                                             160,145              624
   Westfield Group                                      26,707              452
   Woolworths                                           19,506              447
                                                                 ---------------
                                                                         14,150
                                                                 ---------------
AUSTRIA -- 1.8%
   CA Immobilien Anlagen*                                3,980              117
   Immoeast*                                            65,898              932
   IMMOFINANZ*                                          50,469              737
   Meinl European Land*                                 99,909            2,859
                                                                 ---------------
                                                                          4,645
                                                                 ---------------
BELGIUM -- 3.4%
   AGFA-Gevaert                                          7,410              192
   Befimmo*                                                561               57
   Belgacom                                             39,349            1,746
   Cofinimmo*                                            6,225            1,186
   Colruyt*                                              1,557              326
   Compagnie Maritime Belge                                829               58
   D'ieteren                                                61               27
   Electrabel*                                             184              147
   InBev                                                 7,689              611
   Intervest Offices*                                    1,579               62
   KBC Groep                                             4,681              632
   Leasinvest Real Estate                                  331               35
   Mobistar*                                            40,062            3,419
   Solvay                                                3,089              487
   Warehouses De Pauw*                                     873               56
                                                                 ---------------
                                                                          9,041
                                                                 ---------------
BERMUDA -- 0.8%
   Arch Capital Group*                                   6,896              500
   PartnerRe                                             8,845              686
   RenaissanceRe Holdings                               11,804              732
   XL Capital, Cl A                                      2,331              196
                                                                 ---------------
                                                                          2,114
                                                                 ---------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
CANADA -- 2.2%
   Aspreva Pharmaceuticals*                              1,600   $           28
   Bank of Montreal*                                     1,800              116
   Bank of Montreal                                      6,100              392
   Bank of Nova Scotia                                  12,200              595
   Bank of Nova Scotia                                   1,400               68
   BCE*                                                 22,200              839
   Canadian Imperial Bank of
     Commerce                                            5,600              505
   Cascades                                              9,300              100
   Dorel Industries, Cl B                                  700               24
   Enbridge                                             30,600            1,033
   First Calgary Petroleums*                            55,500              271
   George Weston                                         3,900              294
   Manitoba Telecom Services*                            4,400              194
   Methanex                                             10,300              256
   Quebecor World                                       43,200              529
   Rothmans                                              2,900               57
   Royal Bank of Canada                                  9,900              527
                                                                 ---------------
                                                                          5,828
                                                                 ---------------
DENMARK -- 1.5%
   Carlsberg, Cl B                                      14,850            1,798
   D/S Norden*                                           7,855              509
   Danske Bank                                          10,000              410
   FLSmidth*                                             1,100               87
   H Lundbeck                                            8,700              221
   Jyske Bank*                                           4,000              288
   Sanistal, Cl B*                                         130               24
   Sydbank                                               7,700              369
   Topdanmark*                                             675              115
                                                                 ---------------
                                                                          3,821
                                                                 ---------------
FINLAND -- 1.1%
   Componenta*                                           7,368              133
   Fortum*                                              12,983              406
   Kesko, Cl B*                                         11,284              752
   Kone, Cl B*                                           1,135               72
   Orion, Cl B                                          10,732              269
   Outokumpu                                            12,869              435
   Ramirent*                                             3,884              106
   Rautaruukki                                           2,500              160
   Sanoma-WSOY*                                         14,943              474
                                                                 ---------------
                                                                          2,807
                                                                 ---------------
FRANCE -- 0.8%
   Camaieu*                                                 56               21
   Cie Generale d'Optique Essilor
     International*                                      2,688              321
   CNP Assurances                                        1,911              245
   Faiveley                                                404               29
   Fonciere Des Regions                                    394               58
   Gecina*                                                 188               31
   Klepierre*                                              499               85
   Sanofi-Aventis                                        7,215              586
   Total                                                 9,227              751
                                                                 ---------------
                                                                          2,127
                                                                 ---------------
GERMANY -- 0.9%
   Adidas*                                                 440               28
   Beiersdorf*                                           8,603              614
   Deutsche Euroshop*                                      562               40
   E.ON                                                  4,471              750


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   EnBW Energie Baden-
     Wuerttemberg*                                         876   $           68
   Ivg Immobilien*                                       4,497              177
   KWS Saat*                                               317               55
   Norddeutsche Affinerie                                1,981               87
   Popular                                              12,400              199
   Salzgitter                                            1,861              361
                                                                 ---------------
                                                                          2,379
                                                                 ---------------
HONG KONG -- 1.8%
   CLP Holdings                                         79,000              530
   Esprit Holdings                                      23,000              292
   Guoco Group                                          16,000              224
   Hang Seng Bank                                      147,400            1,995
   Hong Kong & China Gas                               135,300              285
   HongKong Electric Holdings                           72,500              366
   Jardine Matheson Holdings                            22,800              543
   Mandarin Oriental International                      25,000               56
   Techtronic Industries                               132,500              177
   Vtech Holdings                                       12,000              101
   Xinyu Hengdeli Holdings                              96,000               47
   Yue Yuen Industrial Holdings                         16,000               49
                                                                 ---------------
                                                                          4,665
                                                                 ---------------
ITALY -- 2.4%
   ASM*                                                 33,239              202
   Banca Popolare dell'Emilia
     Romagna*                                           21,773              550
   CSP Industria Calze*                                 10,228               34
   Enel                                                302,324            3,256
   ENI                                                  19,267              700
   Indesit                                              16,322              381
   Snam Rete Gas*                                       33,001              195
   Telecom Italia                                       86,881              238
   UniCredito Italiano                                  70,910              635
   Unipol*                                              17,917               65
                                                                 ---------------
                                                                          6,256
                                                                 ---------------
JAPAN -- 15.8%
   77 Bank                                             120,000              777
   Ajis*                                                 1,300               30
   Alpine Electronics                                    9,500              145
   Astellas Pharma                                      14,100              612
   Brother Industries                                   22,000              323
   Canon                                                11,400              668
   Canon Marketing Japan                                12,800              261
   Central Glass                                        66,000              368
   Central Japan Railway                                   182            1,916
   Chiba Bank                                           91,000              806
   CHINTAI                                                  37               21
   Chubu Electric Power                                 21,700              575
   Combi                                                 9,500               60
   Daiichi Sankyo                                       18,000              477
   Daito Trust Construction                             43,200            2,053
   Diamond Lease                                           800               36
   East Japan Railway                                       85              654
   Eisai                                                 4,500              196
   Fancl                                                 2,000               29
   FUJI SOFT                                            19,800              465
   FUJIFILM Holdings                                     8,600              384
   Fukuda                                                6,000               22
   Goodwill Group                                          420              144
   Gunma Bank                                           69,000              463
   Haruyama Trading*                                     2,600               23
   Honda Motor                                           6,900              252

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   IBJ Leasing                                           1,100   $           25
   Japan Tobacco                                           137              675
   JFE Holdings                                          8,500              528
   JMS                                                  10,000               30
   Kamei                                                 4,000               26
   Kanamoto                                              5,000               54
   Kansai Electric Power                                13,600              321
   Katokichi                                           230,900            1,372
   KDDI                                                     79              584
   Kobayashi Pharmaceutical*                               600               20
   Kose                                                  2,100               59
   Kyushu Electric Power                                 2,800               73
   Mabuchi Motor                                        33,900            2,073
   Meiji Dairies                                        96,000              610
   Mitani*                                               3,400               38
   Mitsubishi Chemical Holdings                         57,000              523
   Morinaga Milk Industry*                              12,000               48
   NAC                                                   1,300               14
   Net One Systems                                         187              206
   Nichirei                                            259,000            1,332
   Nihon Jumbo*                                          2,100               29
   Nintendo                                              1,800              657
   Nippon Meat Packers*                                 47,000              567
   Nippon Oil                                           95,000              882
   Nippon Suisan Kaisha                                 44,500              284
   Nippon Telegraph & Telephone                             47              208
   Nishimatsu Construction*                            112,000              395
   Noevir*                                               2,500               27
   NTT DoCoMo                                              724            1,143
   Odakyu Electric Railway                             188,000            1,157
   Okumura                                             194,000              991
   Proto                                                 1,000               20
   Ricoh                                                26,000              600
   San-In Godo Bank                                      2,000               19
   Sapporo Hokuyo Holdings                                  23              253
   Seiko Epson                                          44,200            1,278
   Shizuoka Bank                                        18,000              182
   Sohgo Security Services                               3,900               68
   Sumco                                                32,400            1,624
   Suzuken                                              54,400            1,696
   Suzuki Motor                                          8,600              244
   Takara Leben                                          2,200               28
   Takeda Pharmaceutical                                10,100              651
   Tanabe Seiyaku                                        7,000               83
   TIS                                                   8,300              190
   Toda                                                299,000            1,588
   Tohoku Electric Power                                 8,900              199
   Tohto Suisan*                                         9,000               22
   Tokyo Electric Power                                 63,600            2,040
   Tokyo Style*                                         49,000              553
   Toyo Suisan Kaisha                                   65,000            1,169
   Toyota Boshoku                                        5,200              131
   Tsumura & Co*                                         2,400               44
   Uni-Charm                                             6,100              345
   Uniden                                               79,000              577
   Wacoal Holdings*                                     59,000              726
   Yamaha                                                9,800              203
   Yaoko                                                 1,200               31
                                                                 ---------------
                                                                         41,275
                                                                 ---------------
NETHERLANDS -- 1.2%
   Gamma Holding*                                        1,278              114
   Heineken*                                            11,894              699
   Hunter Douglas                                        1,765              167
   Royal Dutch Shell, Cl A                              18,321              747
   Royal KPN                                            38,066              633
   Smit Internationale                                     304               24


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Unilever                                             23,475   $          731
   Vastned Offices*                                      1,243               46
                                                                 ---------------
                                                                          3,161
                                                                 ---------------

NEW ZEALAND -- 0.2%
   Air New Zealand                                      12,657               26
   Contact Energy                                        2,803               19
   Fletcher Building                                    36,689              350
   Warehouse Group                                      11,437               54
                                                                 ---------------
                                                                            449
                                                                 ---------------
PORTUGAL -- 0.5%
   Banco BPI                                             3,192               28
   Banco Espirito Santo                                 27,272              607
   Cimpor Cimentos de Portugal                          12,293              116
   Portucel Empresa Produtora de
     Pasta e Papel                                     120,794              490
                                                                 ---------------
                                                                          1,241
                                                                 ---------------
SINGAPORE -- 0.7%
   Hotel Grand Central                                  84,000               73
   Jardine Cycle & Carriage                             25,000              257
   SembCorp Marine                                     234,000              750
   Singapore Telecommunications                        266,500              592
   UOL Group                                            15,000               57
                                                                 ---------------
                                                                          1,729
                                                                 ---------------
SPAIN -- 1.4%
   Abertis Infraestructuras*                            19,172              596
   ACS Actividades Construcciones y
     Servicios                                           6,613              423
   Cementos Portland Valderrivas                           308               39
   Cia Espanola de Petroleos*                              463               43
   Fomento de Construcciones y
     Contratas*                                          1,922              174
   Gestevision Telecinco*                               23,011              654
   Inditex                                               7,870              465
   Repsol                                               19,172              757
   Tecnicas Reunidas*                                    1,511              102
   Union Fenosa*                                         5,909              317
                                                                 ---------------
                                                                          3,570
                                                                 ---------------
SWEDEN -- 0.6%
   Aangpanneforeningen, Cl B*                            1,200               33
   Fabege*                                               7,600               84
   Peab*                                                 1,100               34
   Skandinaviska Enskilda Banken,
     Cl A                                                8,800              285
   Swedish Match                                        27,000              522
   Volvo, Cl B*                                         28,932              578
                                                                 ---------------
                                                                          1,536
                                                                 ---------------
SWITZERLAND -- 1.3%
   Affichage Holding Genf                                  153               35
   Alcon                                                 4,813              649
   Basler Kantonalbank*                                    272               26
   Bell Holding                                             17               26
   Geberit*                                              2,190              374
   MCH Messe Schweiz Holding                                53               35
   Nestle                                                1,731              658
   Novartis                                              9,012              507
   PSP Swiss Property*                                   1,705               95
   St Galler Kantonalbank*                                  83               41

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Swisscom                                              3,143   $        1,074
                                                                 ---------------
                                                                          3,520
                                                                 ---------------
UNITED KINGDOM -- 5.5%
   Antofagasta                                           6,225               77
   AstraZeneca                                           3,349              180
   BT Group                                            107,449              717
   Diageo                                              122,151            2,541
   GlaxoSmithKline                                      14,772              387
   Great Portland Estates*                              82,517            1,097
   HMV Group*                                          440,552            1,054
   Imperial Tobacco Group                                6,303              292
   Inchcape*                                            10,425              105
   Kingston Communications                              17,273               26
   Man Group*                                           26,772              327
   Marks & Spencer Group                                22,022              277
   National Grid                                        26,182              388
   Next                                                 14,955              603
   Rank Group                                          172,191              643
   Reckitt Benckiser                                    60,352            3,312
   Scottish & Southern Energy                           12,805              372
   Tate & Lyle                                          21,680              247
   Tenon Group*                                         32,655               41
   Tesco                                                32,889              276
   Trinity Mirror                                      131,898            1,400
   WM Morrison Supermarkets                             24,778              150
                                                                 ---------------
                                                                         14,512
                                                                 ---------------
UNITED STATES -- 42.0%
   Abbott Laboratories                                  27,800            1,489
   Aetna                                                12,700              627
   Aflac                                                13,100              673
   Alberto-Culver*                                      27,700              657
   Alliant Techsystems*                                  5,200              516
   Alon USA Energy                                         800               35
   AMERIGROUP*                                          14,800              352
   AmerisourceBergen                                     9,100              450
   Amrep                                                 4,200              200
   Amylin Pharmaceuticals*                              12,600              519
   Anheuser-Busch                                       20,300            1,059
   Annaly Capital Management+                           35,800              516
   Apache                                                8,700              710
   Apollo Group, Cl A*                                  50,000            2,921
   Arkansas Best                                         2,300               90
   Atlantic Tele-Network                                 5,200              149
   Avon Products                                        26,500              974
   Ball                                                 10,300              548
   Bank of America                                      33,000            1,613
   Bankunited Financial, Cl A                            7,400              149
   Beckman Coulter                                       6,100              395
   Big Lots*                                            17,200              506
   Biogen Idec*                                         11,600              621
   Books-A-Million                                       1,300               22
   Brandywine Realty Trust+                              4,000              114
   CBS, Cl B                                            74,100            2,469
   Chattem*                                              8,300              526
   Chevron                                               8,200              691
   Cincinnati Financial                                 17,700              768
   City Holding                                          3,000              115
   Coca-Cola                                            14,200              743
   Colgate-Palmolive                                     9,600              623
   Colonial BancGroup                                   48,300            1,206
   Comcast, Cl A*                                       21,100              593
   Community Health Systems*                            12,400              502
   Con-way                                               6,700              337
   ConAgra Foods                                        24,400              655


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   ConocoPhillips                                        8,800   $          691
   Consolidated Edison                                  42,800            1,931
   Corn Products International                           8,500              386
   Coventry Health Care*                                19,100            1,101
   CPI                                                   1,700              118
   Darden Restaurants                                   15,300              673
   Dentsply International                               62,200            2,380
   Dress Barn*                                          21,700              445
   Dynamex*                                              1,300               33
   Enbridge Energy Partners LP                           1,100               61
   Energy East                                          10,700              279
   Entergy                                              11,300            1,213
   Essex Property Trust+                                   900              105
   Estee Lauder, Cl A                                    3,900              177
   Exelon                                                8,200              595
   Express Scripts*                                      1,600               80
   Exxon Mobil                                           8,200              688
   Fifth Third Bancorp                                  10,500              418
   First Niagara Financial Group                        16,700              219
   FirstEnergy                                           4,800              311
   FirstFed Financial*                                   5,600              318
   FNB                                                   2,600               93
   Friendly Ice Cream*                                   4,400               67
   Frontier Oil                                          1,100               48
   FTD Group                                            14,900              274
   Gannett                                              26,800            1,473
   General Mills                                        57,300            3,347
   H&R Block                                            47,700            1,115
   Hancock Holding                                         900               34
   Harleysville Group                                      400               13
   Harris                                                7,500              409
   Health Management Associates,
     Cl A                                              305,600            3,472
   Henry Schein*                                         1,300               69
   Hershey                                              52,500            2,658
   Hess                                                 11,700              690
   Hewitt Associates, Cl A*                              9,200              294
   Hilb Rogal & Hobbs                                    4,600              197
   Hillenbrand Industries                                3,500              227
   HJ Heinz                                              4,800              228
   Holly                                                 9,800              727
   Hooker Furniture*                                    16,900              379
   Hormel Foods                                          1,300               49
   Immersion*                                            6,400               96
   International Shipholding*                            7,500              151
   Interstate Hotels & Resorts*                          8,100               42
   Intervest Bancshares*                                 6,100              172
   j2 Global Communications*                            11,600              405
   Jarden*                                              15,300              658
   Johnson & Johnson                                    54,000            3,327
   Kellogg                                              20,600            1,067
   Kimberly-Clark                                        9,000              602
   Kraft Foods, Cl A                                    80,800            2,848
   Laboratory Corp of America
     Holdings*                                           8,600              673
   Lockheed Martin                                       7,300              687
   M&T Bank                                              4,100              438
   Magellan Health Services*                            11,600              539
   Marathon Oil                                         12,400              743
   Markel*                                                 800              388
   McClatchy, Cl A                                      93,100            2,356
   McCormick                                             3,500              134
   McGraw-Hill                                           7,000              477
   McKesson                                              6,500              388
   Medco Health Solutions*                                 500               39
   Medtronic                                            37,100            1,924
   Merck                                                 9,000              448

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Moody's                                              10,500   $          653
   Mylan Laboratories                                   35,700              649
   NCI, Cl A*                                            1,600               27
   Newfield Exploration*                                 4,400              200
   NiSource                                             45,200              936
   Northrop Grumman                                     16,100            1,254
   Occidental Petroleum                                 12,000              695
   OGE Energy                                            2,300               84
   PAM Transportation Services*                          6,200              113
   Papa John's International*                           13,156              378
   Patterson*                                           81,400            3,034
   PepsiCo                                               3,700              240
   Pfizer                                               21,700              555
   Principal Financial Group                            15,500              903
   Procter & Gamble                                     10,500              642
   PS Business Parks+                                      300               19
   Raytheon                                             13,100              706
   Regions Financial                                     8,600              285
   Reliv International                                  14,000              147
   Rent-A-Center*                                        2,600               68
   Rockwood Holdings*                                      600               22
   Ryder System                                          2,300              124
   Safeco                                               51,000            3,175
   Schering-Plough                                      23,500              715
   Sierra Bancorp                                        3,000               85
   Southern                                             58,700            2,013
   Spartan Motors                                       35,901              611
   Stericycle*                                           5,600              249
   STERIS                                               17,800              545
   Sterling Financial                                   10,400              109
   Stoneridge*                                           7,400               91
   Suburban Propane Partners LP                         14,500              694
   Sunoco                                                8,400              669
   SunTrust Banks                                        6,800              583
   Team*                                                 2,600              117
   TEPPCO Partners LP                                    6,900              306
   Triad Hospitals*                                     32,500            1,747
   Tyson Foods, Cl A                                    19,400              447
   Unit*                                                 3,500              220
   United Parcel Service, Cl B                          24,600            1,796
   UnitedHealth Group                                   12,800              655
   Universal Health Services, Cl B                       7,500              461
   Valero Energy                                        11,300              835
   Vineyard National Bancorp                             9,345              215
   W-H Energy Services*                                  3,800              235
   Wal-Mart Stores                                      60,400            2,906
   Walgreen                                              9,800              427
   Washington Mutual                                     5,700              243
   WellPoint*                                           19,600            1,565
   Wells Fargo                                          27,700              974
   Wisconsin Energy                                     30,300            1,340
   World Acceptance*                                     4,800              205
   WR Berkley                                            7,400              241
   XTO Energy                                            6,800              409
   Yum! Brands                                          17,200              563
   Zimmer Holdings*                                      8,000              679
                                                                 ---------------
                                                                        109,679
                                                                 ---------------
Total Common Stock
   (Cost $227,431) ($ Thousands)                                        238,505
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
June 30, 2007

--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT ** ++ -- 7.4%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A,
     5.330%                                         19,412,956   $       19,413
                                                                 ---------------
Total Cash Equivalent
   (Cost $19,413) ($ Thousands)                                          19,413
                                                                 ---------------
U.S. TREASURY OBLIGATION (A) -- 0.3%
   U.S. Treasury Bill
     4.813%, 08/23/07                            $         770              765
                                                                 ---------------
Total U.S. Treasury Obligation
  (Cost $765) ($ Thousands)                                                 765
                                                                 ---------------
PREFERRED STOCK -- 0.1%

ITALY -- 0.1%
   Unipol*                                              76,280              262
                                                                 ---------------
Total Preferred Stock
   (Cost $249) ($ Thousands)                                                262
                                                    Number
                                                   of Rights
                                                 -------------

RIGHTS -- 0.0%

AUSTRALIA -- 0.0%
   Westfield Group, Expires
     07/06/07*                                              27               --
                                                                 ---------------
AUSTRIA -- 0.0%
   Immoeast, Expires 06/21/07*                              31               --
                                                                 ---------------
Total Rights
   (Cost $--) ($ Thousands)                                                  --
                                                                 ---------------
Total Investments -- 99.1%
   (Cost $247,858) ($ Thousands) +++                             $      258,945
                                                                 ===============


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:

--------------------------------------------------------------------------------

                                                                     Unrealized
                                                                   Appreciation
Type of                             Number of       Expiration   (Depreciation)
Contract                            Contracts             Date    ($ Thousands)
--------------------------------------------------------------------------------
Hang Seng Index                             4        July 2007            $  (3)
DJ Euro Stoxx 50 Index                     53   September 2007               32
FTSE 100 Index                             14   September 2007                3
S&P 500 Index                              23   September 2007               (5)
SPI 200 Index                              11   September 2007              (14)
Topix Index                                17   September 2007                9
                                                                          ------
                                                                          $  22
                                                                          ======

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2007:

--------------------------------------------------------------------------------
                                                                     Unrealized
                              Currency                Currency     Appreciation
Maturity                    to Deliver              To Receive   (Depreciation)
Date                       (Thousands)             (Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
07/31/07            AUD         21,167     USD          17,921            $ (21)
07/31/07            CAD          7,027     USD           6,578              (33)
07/31/07            EUR         37,000     USD          49,852             (161)
07/31/07            GBP          8,609     USD          17,210              (55)
07/31/07            JPY      5,712,820     USD          46,597              164
07/31/07            USD            111     AUD             131               --
07/31/07            USD          1,084     CAD           1,157                5
07/31/07            USD          6,101     EUR           4,524               14
07/31/07            USD            696     JPY          85,364               (2)
                                                                          ------
                                                                          $ (89)
                                                                          ======

      Percentages are based on Net Assets of $261,248 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of June 30, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Registered Investment Company,

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

AUD   -- Australian Dollar
CAD   -- Canadian Dollar
Cl    -- Class
EUR   -- Euro
GBP   -- British Pound Sterling
JPY   -- Japanese Yen
LP    -- Limited Partnership
USD   -- United States Dollar

Amounts designated as "--" are either $0 or have been rounded to $0.


+++ At June 30, 2007, the tax basis cost of the Fund's investments was $247,858 ($ Thousands), and the unrealized appreciation and depreciation were $16,681
($ Thousands) and $(5,594) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Real Estate Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                      Shares          ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.5%

CONSUMER DISCRETIONARY -- 8.0%
   Hilton Hotels                                        50,600   $        1,694
   Marriott International, Cl A                         12,500              540
   Starwood Hotels & Resorts Worldwide                 237,600           15,936
                                                                 ---------------
                                                                         18,170
                                                                 ---------------
FINANCIALS -- 86.5%
   Acadia Realty Trust+ (A)                             39,800            1,033
   AMB Property+                                       165,200            8,792
   American Financial Realty Trust+                     10,200              105
   Ashford Hospitality Trust+ (A)                      297,800            3,502
   AvalonBay Communities+ (A)                           92,500           10,996
   BioMed Realty Trust+ (A)                             20,600              518
   Boston Properties+ (A)                              123,400           12,603
   Brandywine Realty Trust+                             26,600              760
   British Land (United Kingdom)+ (F)                   72,205            1,941
   Camden Property Trust+                               65,900            4,413
   Corporate Office Properties
     Trust+ (A)                                        103,700            4,253
   Cousins Properties+ (A)                              18,000              522
   Dawnay Day Sirius (United
     Kingdom) (F)*                                     283,500              370
   Dawnay Day Treveria (United
     Kingdom) (F)*                                     466,716              706
   DCT Industrial Trust+ (A)*                          108,600            1,169
   Douglas Emmett+*                                    156,925            3,882
   Equity Residential+ (A)                             280,700           12,808
   Essex Property Trust+ (A)                            25,100            2,919
   Extra Space Storage+ (A)                            190,400            3,142
   Federal Realty Investment Trust+                     41,700            3,222
   General Growth Properties+ (A)                      165,310            8,753
   Hammerson (United Kingdom)+ (F)                      55,634            1,601
   Health Care Property Investors+                      51,200            1,481
   Host Hotels & Resorts+ (A)                          440,879           10,193
   Kimco Realty+ (A)                                   203,900            7,763
   Land Securities Group (United
     Kingdom)+ (F)                                      62,038            2,170
   Liberty Property Trust+ (A)                          37,200            1,634
   Macerich+ (A)                                        59,100            4,871
   Mack-Cali Realty+                                   101,500            4,414
   Maguire Properties+                                 141,500            4,858
   Newcastle Investment+                                20,300              509
   Prologis+                                           103,400            5,883
   PS Business Parks+                                   29,905            1,895
   Public Storage+ (A)                                  65,154            5,005
   Saul Centers+ (A)                                    23,600            1,070
   Simon Property Group+ (A)                           186,950           17,394
   SL Green Realty+ (A)                                 35,900            4,448
   Strategic Hotels & Resorts+                         129,000            2,901
   Sunstone Hotel Investors+                            40,100            1,138
   Taubman Centers+                                     67,150            3,331
   Thomas Properties Group                              50,758              811
   Unibail (France)+ (F)                                14,984            3,848
   Ventas+                                             231,500            8,392
   Verde Realty PIPE (H)*                               21,400              706
   Vornado Realty Trust+                                88,600            9,732
   Weingarten Realty Investors+ (A)                     94,700            3,892
                                                                 ---------------
                                                                        196,349
                                                                 ---------------
Total Common Stock
   (Cost $189,840) ($ Thousands)                                        214,519
                                                                 ---------------

--------------------------------------------------------------------------------
                                           Shares/ Face Amount     Market Value
Description                                ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.2%
   iShares Cohen & Steers Realty
     Majors Index Fund*                                  6,000   $          542
                                                                 ---------------
Total Exchange Traded Fund
   (Cost $382) ($ Thousands)                                                542
                                                                 ---------------
CORPORATE OBLIGATIONS (B) (C)-- 5.4%

FINANCIALS -- 5.4%
   American General Finance (D)
     5.370%, 07/16/07                            $         973              973
   Bear Stearns EXL
     5.380%, 07/16/07                                    1,924            1,924
   Countrywide Financial MTN, Ser A
     5.437%, 08/06/07                                    1,622            1,622
   Jackson National Life Funding (D)
     5.320%, 07/02/07                                    2,378            2,378
   Morgan Stanley EXL
     5.400%, 07/05/07                                      378              378
   Nationwide Building Society (D)
     5.370%, 07/09/07                                    1,081            1,081
   Northern Rock PLC (D)
     5.380%, 07/03/07                                    1,114            1,114
   Premium Asset Trust,
     Ser 2004-10 (D)
     5.380%, 07/16/07                                    1,513            1,513
   SLM EXL
     5.330%, 07/16/07                                    1,189            1,189
                                                                 ---------------
Total Corporate Obligations
   (Cost $12,172) ($ Thousands)                                          12,172
                                                                 ---------------
ASSET-BACKED SECURITIES (B) (C) (D) -- 0.3%

MORTGAGE RELATED SECURITIES -- 0.3%
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     5.420%, 07/09/07                                      811              811
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $811) ($ Thousands)                                                811
                                                                 ---------------
CASH EQUIVALENTS ** ++ -- 27.1%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A,
     5.330%                                         10,636,981           10,637
   SEI Liquidity Fund LP,
     5.500% (B)                                     50,806,618           50,807
                                                                 ---------------
Total Cash Equivalents
   (Cost $61,444) ($ Thousands)                                          61,444
                                                                 ---------------
MASTER NOTE (B) (E) -- 0.5%
   Bear Stearns
     5.495%, 07/02/07                                    1,081            1,081
                                                                 ---------------
Total Master Note
   (Cost $1,081) ($ Thousands)                                            1,081
                                                                 ---------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Real Estate Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                 Face Amount     Market Value
Description                                      ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) (G) -- 2.2%
Barclays 5.330%, dated 06/29/07, to
   be repurchased on 07/29/07,
   repurchase price $615,109
   (collateralized by a U.S.
   Government Obligation, par value
   $625,148, 3.625%, 02/15/08; with
   total market value $627,138)                  $         615   $          615
Lehman Brothers 5.370%, dated
   06/29/07, to be repurchased on
   07/02/07, repurchase price
   $4,325,902 (collateralized by
   various U.S. Government
   Obligations, ranging in par value
   $426,397 - $490,068,
   0.000%-6.500%, 12/17/07-06/15/22;
   with total market value $4,410,488)                   4,324            4,324

                                                                 ---------------
Total Repurchase Agreements
   (Cost $4,939) ($ Thousands)                                            4,939
                                                                 ---------------
Total Investments -- 130.2%
   (Cost $270,669) ($ Thousands) +++                             $      295,508
                                                                 ===============

Restricted Securities -- At June 30, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at June 30, 2007, were as follows:

               Number of   Acquisition       Right to            Cost    Market Value   % of Net
                  Shares          Date   Acquire Date   ($ Thousands)   ($ Thousands)     Assets
--------------------------------------------------------------------------------------------------
Verde Realty      21,400      02/16/07       02/16/07   $         706   $         706       0.31%
                                                        -------------   -------------   ----------
                                                        $         706   $         706       0.31
                                                        =============   =============   ==========

Percentages are based on Net Assets of $226,890 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company.

(A) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $67,988
($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $69,810
($ Thousands).

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E) The rate reported is the effective yield at time of purchase.

(F) This security is traded on a foreign stock exchange. The total value of such securities as of June 30, 2007 was $10,636 and represented 4.69% of Net Assets.

(G) Tri-Party Repurchase Agreement.

(H) This security considered restricted. The total value of such securities as of June 30, 2007 was $706 ($ Thousands) and represented 0.31% of Net Assets.

Cl -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $270,669 ($ Thousands), and the unrealized appreciation and depreciation were $27,358 ($
Thousands) and $(2,519)     ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 38.7%

AUTOMOTIVE -- 4.4%
   AESOP Funding II LLC, Ser 2003-4A,
      Cl A2
      2.860%, 08/20/09                            $         500   $         488
   AmeriCredit Automobile
      Receivables Trust, Ser 2005-1,
      Cl B
      4.480%, 11/06/09                                      840             838
   AmeriCredit Automobile
      Receivables Trust, Ser 2006-1,
      Cl B
      5.200%, 03/06/11                                      830             827
   AmeriCredit Automobile
      Receivables Trust, Ser 2007-AX,
      Cl A4 (C)
      5.360%, 10/06/13                                      570             570
   AmeriCredit Automobile
      Receivables Trust, Ser 2007-BF,
      Cl A3A
      5.160%, 04/06/12                                    1,250           1,245
   AmeriCredit Prime Automobile
      Receivables, Ser 2007-1, Cl D
      5.520%, 01/08/12                                      775             766
   Capital Auto Receivables Asset
      Trust, Ser 2006-SN1A, Cl A2A
      5.400%, 01/20/09                                      683             683
   Capital Auto Receivables Asset
      Trust, Ser 2007-1, Cl B
      5.150%, 09/17/12                                      955             939
   Capital One Prime Auto
      Receivables, Ser 2004-3, Cl A3
      3.390%, 01/15/09                                      268             267
   Carmax Auto Owner Trust,
      Ser 2004-2, Cl D
      3.670%, 09/15/11                                      391             386
   Carmax Auto Owner Trust,
      Ser 2007-1, Cl C
      5.530%, 07/15/13                                      190             189
   Carmax Auto Owner Trust,
      Ser 2007-2, Cl B
      5.370%, 03/15/13                                    2,055           2,042
   Ford Credit Auto Owner Trust,
      Ser 2006-A, Cl C
      5.480%, 09/15/11                                    1,500           1,502
   Ford Credit Auto Owner Trust,
      Ser 2006-B, Cl A2A
      5.420%, 07/15/09                                      621             621
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl C
      5.800%, 02/15/13                                      515             514
   Harley-Davidson Motorcycle Trust,
      Ser 2006-2, Cl A2
      5.350%, 03/15/13                                    1,000           1,001
   Harley-Davidson Motorcycle Trust,
      Ser 2006-1, Cl B
      5.240%, 11/15/13                                    1,550           1,541
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl B
      5.430%, 11/15/14                                      890             885
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
      5.230%, 03/17/14                                    1,225           1,212

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hertz Vehicle Financing LLC,
      Ser 2005-2A, Cl A2
      4.930%, 02/25/10                            $       1,125   $       1,117
   Honda Auto Receivables Owners
      Trust, Ser 2004-3, Cl A3
      2.910%, 10/20/08                                      127             127
   Honda Auto Receivables Owners
      Trust, Ser 2004-3, Cl A4
      3.280%, 02/18/10                                      800             788
   Hyundai Auto Receivables Trust,
      Ser 2006-B, Cl D
      5.410%, 05/15/13                                      680             677
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
      5.960%, 12/16/13                                    2,000           2,000
   Nissan Auto Receivables Owner
      Trust, Ser 2003-C, Cl A5
      3.210%, 03/16/09                                      622             618
   Onyx Acceptance Owner Trust,
      Ser 2004-C, Cl A4
      3.500%, 12/15/11                                      511             505
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A2
      5.200%, 12/15/10                                    1,925           1,921
   USAA Auto Owner Trust,
      Ser 2006-4, Cl B
      5.260%, 06/17/13                                    1,250           1,239
   USAA Auto Owner Trust,
      Ser 2007-1, Cl B
      5.850%, 12/16/13                                    2,455           2,455
   Whole Auto Loan Trust,
      Ser 2003-1, Cl A4
      2.580%, 03/15/10                                      472             467
                                                                  --------------
                                                                         28,430
                                                                  --------------
CREDIT CARDS  -- 7.3%
   Advanta Business Card Master
      Trust, Ser 2004-C1, Cl C (C)
      6.370%, 07/20/07                                      485             490
   Advanta Business Card Master
      Trust, Ser 2005-C1, Cl C1 (C)
      5.830%, 07/20/07                                      800             803
   Advanta Business Card Master
      Trust, Ser 2006-B2, Cl B2 (C)
      5.570%, 07/20/07                                    1,000           1,002
   Advanta Business Card Master
      Trust, Ser 2006-C1, Cl C1
      5.800%, 10/20/14                                    1,500           1,511
   Advanta Business Card Master
      Trust, Ser 2007-B1, Cl B
      5.570%, 12/22/14                                    2,000           2,003
   American Express Credit Account
      Master Trust, Ser 2004-C,
      Cl C (C)
      5.820%, 07/15/07                                      946             948
   American Express Credit Account
      Master Trust, Ser 2007-2, Cl B
      5.500%, 09/15/16                                      610             609
   Bank One Issuance Trust,
      Ser 2003-C2, Cl C2 (C)
      6.460%, 07/16/07                                    2,100           2,116
   Bank One Issuance Trust,
      Ser 2003-C3, Cl C3
      4.770%, 02/16/16                                      830             780


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bank One Issuance Trust,
      Ser 2004-B1, Cl B1 (C)
      5.640%, 07/01/07                            $       1,250   $       1,256
   Bank of America Credit Card Trust,
      Ser 2006-B4, Cl B4 (C)
      5.400%, 03/15/12                                      835             835
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7 (C)
      5.550%, 07/15/07                                    1,000           1,000
   Bank of America Credit Card Trust,
      Ser 2007-C1, Cl C1 (C)
      5.610%, 07/26/07                                    1,700           1,705
   Cabela's Master Credit Card Trust,
      Ser 2006-3A, Cl C
      5.720%, 10/15/14                                      520             521
   Capital One Master Trust,
      Ser 2002-1A, Cl B
      5.920%, 11/15/11                                      525             529
   Capital One Multi-Asset Execution
      Trust, Ser 2002-C1, Cl C1 (C)
      8.070%, 07/15/10                                    1,000           1,006
   Capital One Multi-Asset Execution
      Trust, Ser 2003-B3, Cl B3
      4.500%, 06/15/11                                    1,500           1,485
   Capital One Multi-Asset Execution
      Trust, Ser 2005-B2, Cl B2 (C)
      5.470%, 07/15/07                                    1,000           1,001
   Capital One Multi-Asset Execution
      Trust, Ser 2005-C1, Cl C1
      5.720%, 02/15/13                                    1,800           1,808
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C2, Cl C2 (C)
      5.620%, 07/15/07                                    1,600           1,600
   Citibank Credit Card Issuance Trust,
      Ser 2001-C1, Cl C1 (C)
      6.436%, 01/15/10                                    2,000           2,009
   Citibank Credit Card Issuance Trust,
      Ser 2006-C4, Cl C4
      5.540%, 01/09/12                                    1,800           1,799
   Discover Card Master Trust I,
      Ser 2005-1, Cl B (C)
      5.470%, 07/18/07                                    1,500           1,501
   First National Master Note Trust,
      Ser 2007-1, Cl B
      5.520%, 04/15/13                                    1,335           1,335
   First USA Credit Card Master Trust,
      Ser 1998-2, Cl C
      6.800%, 02/18/11                                    2,125           2,144
   GE Capital Credit Card Master Note
      Trust, Ser 2007-3, Cl C
      5.620%, 06/15/13                                    3,000           3,000
   GE Capital Credit Card Master Note
      Trust, Ser 2007-4, Cl B (C)
      5.520%, 08/15/07                                    3,150           3,150
   Household Affinity Credit Card
      Master Note Trust, Ser 2003-1,
      Cl B (C)
      5.870%, 07/15/07                                    1,250           1,253
   MBNA Credit Card Master Note
      Trust, Ser 2006-C2, Cl C2
      5.620%, 08/15/13                                    1,200           1,201
   MBNA Master Credit Card Trust,
      Ser 1997-B, Cl B
      5.856%, 08/15/14                                    2,100           2,116

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MBNA Master Credit Card Trust,
      Ser 1999-J, Cl C
      7.850%, 02/15/12                            $       1,500   $       1,577
   Metris Master Trust, Ser 2005-2,
      Cl B (C)
      5.660%, 07/20/07                                    2,000           2,000
   Washington Mutual Master Note
      Trust, Ser 2006-C2A,
      Cl C2 (B) (C)
      6.010%, 07/15/07                                      800             800
   Washington Mutual Master Note
      Trust, Ser 2006-C3A, C3A (C)
      5.890%, 10/15/13                                    1,000           1,000
                                                                  --------------
                                                                         47,893
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 23.8%
   Ace Securities, Ser 2006-HE1,
      Cl M2 (C)
      5.720%, 07/27/07                                      515             515
   Ace Securities, Ser 2006-OP2,
      Cl A2B
      5.430%, 08/25/36                                    1,000           1,000
   Adjustable Rate Mortgage Trust,
      Ser 2005-12, Cl 2A1 (C)
      5.691%, 03/25/36                                    1,161           1,161
   American Tower Trust, Ser 2007-
      1A, Cl D
      5.957%, 04/15/37                                    1,250           1,219
   Ameriquest Mortgage Securities,
      Ser 2004-R12, Cl A3 (C)
      5.600%, 07/08/07                                      182             182
   Arkle Master Issuer PLC,
      Ser 2006-1A, Cl 3M (C)
      5.550%, 08/20/07                                    1,000           1,000
   Asset-Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B (C)
      5.430%, 07/25/07                                    1,100           1,100
   Banc of America Funding,
      Ser 2005-F, Cl 4A1 (C)
      5.390%, 07/01/07                                    2,573           2,554
   Banc of America Mortgage
      Securities, Ser 2005-I, Cl 2A1 (C)
      4.868%, 07/01/07                                      785             772
   Bank of America Mortgage
      Securities, Ser 2004-J, Cl 2A1 (C)
      4.778%, 07/01/07                                      397             392
   Bank of America Mortgage
      Securities, Ser 2005-C, Cl 2A2 (C)
      4.708%, 07/01/07                                    1,112           1,092
   Bayview Commercial Asset Trust,
      Ser 2006-4A, Cl A2
      5.590%, 12/25/36                                      618             618
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-12,
      Cl 11A1 (C)
      5.420%, 07/01/07                                      916             921
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-6,
      Cl 3A1 (C)
      5.300%, 07/01/07                                    2,075           2,061
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2005-9, Cl A1
      4.625%, 10/25/35                                    2,925           2,876


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2006-1,
      Cl A1 (C)
      4.630%, 07/01/07                            $       2,505    $      2,447
   Bear Stearns Asset Backed
      Securities, Ser 2005-HE11,
      Cl A1 (C)
      5.440%, 07/25/07                                      207             207
   Bear Stearns Commercial Mortgage Trust,
      Ser 2001-TOP2, Cl A2
      6.480%, 02/15/35                                    2,100           2,158
   CapitalSource Commercial Loan
      Trust, Ser 2006-2A, Cl A1A (C)
      5.530%, 07/20/07                                      730             729
   CapitalSource Commercial Loan
      Trust, Ser 2007-1A, Cl C
      5.970%, 03/20/17                                      713             711
   Citigroup Commercial Mortgage
      Trust, Ser 2006-FL2, Cl D
      5.530%, 08/15/21                                      400             400
   Citigroup Commercial Mortgage
      Trust, Ser 2007-FL3A, Cl J
      6.270%, 04/15/22                                      775             775
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A (C)
      3.910%, 07/01/07                                      418             418
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1 (C)
      4.900%, 10/25/35                                      839             827
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl M1 (C)
      5.610%, 07/27/07                                      805             803
   Commercial Mortgage Pass-
      Through Certificate, Ser 2006-
      FL12, Cl A2
      5.420%, 12/15/20                                    1,390           1,391
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A (C)
      5.540%, 07/01/07                                    3,911           3,897
   Countrywide Asset-Backed
      Certificates, Ser 2005-13,
      Cl 3AV3 (C)
      5.570%, 07/25/07                                    1,310           1,312
   Countrywide Asset-Backed
      Certificates, Ser 2006-18,
      Cl M1 (C)
      5.620%, 03/25/37                                    1,000             998
   Countrywide Asset-Backed
      Certificates, Ser 2006-2,
      Cl 2A2 (C)
      5.510%, 07/25/07                                    2,000           2,002
   Countrywide Asset-Backed
      Certificates, Ser 2006-22, Cl M1
      5.550%, 05/25/37                                    1,500           1,503
   Countrywide Asset-Backed
      Certificates, Ser 2006-22, Cl M3
      5.630%, 05/25/37                                    1,000           1,001
   Countrywide Home Loans,
      Ser 2005-22, Cl 2A1
      5.303%, 11/25/35                                      856             846
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 3A1A (C)
      5.410%, 07/01/07                                      565             563
   Credit Suisse First Boston Mortgage
      Securities, Ser 2000-C1, Cl A2
      7.545%, 04/15/62                                    2,400           2,498

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Crown Castle Towers LLC,
      Ser 2006-1A, Cl E
      6.065%, 11/15/36                            $       1,775   $       1,742
   Crusade Global Trust,
      Ser 2004-2, Cl A1
      5.490%, 11/19/37                                      271             271
   Crusade Global Trust,
      Ser 2006-1, Cl A1
      5.418%, 07/20/38                                    1,628           1,628
   Crusade Global Trust,
      Ser 2007-1, Cl A1 (C)
      5.420%, 04/19/38                                    1,547           1,547
   Diversified REIT Trust,
      Ser 1999-1A, Cl A2
      6.780%, 03/18/11                                    1,195           1,202
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl M2
      5.580%, 01/25/38                                    1,145           1,144
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1 (C)
      5.349%, 07/01/07                                    1,614           1,609
   First Horizon Mortgage Pass-Through
      Certificate, Ser 2005-AR4,
      Cl 2A1 (C)
      5.333%, 10/25/35                                    1,268           1,259
   GE Commercial Equipment
      Financing, Ser 2004-1, Cl B (C)
      5.520%, 07/20/07                                      591             593
   GE Commercial Loan Trust,
      Ser 2006-3, Cl C (B) (C)
      5.910%, 07/19/07                                      476             470
   GMAC Commercial Mortgage
      Securities, Ser 1998-C2, Cl A2
      6.420%, 05/15/35                                    1,096           1,103
   GMAC Commercial Mortgage
      Securities, Ser 1999-CTL1,
      Cl A (B)
      7.151%, 12/15/16                                      451             451
   GMAC Mortgage Loan Trust,
      Ser 2005-AR6, Cl 2A1 (C)
      5.230%, 07/01/07                                    2,894           2,883
   GMAC Mortgage Loan Trust,
      Ser 2006-HE4, Cl A2 (C)
      5.460%, 07/25/07                                    1,150           1,149
   GS Mortgage Securities,
      Ser 2003-C1, Cl A2A
      3.590%, 01/10/40                                    2,000           1,980
   GS Mortgage Securities,
      Ser 2007-EOP, Cl K (C)
      6.370%, 07/06/07                                      760             760
   GSR Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A2 (C)
      4.596%, 07/01/07                                      814             810
   GSR Mortgage Loan Trust,
      Ser 2006-AR1, Cl 2A2
      5.183%, 01/25/36                                    1,634           1,620
   GSR Mortgage Loan Trust,
      Ser 2006-AR1, Cl 3A1
      5.413%, 01/25/36                                      752             742
   GSR Mortgage Loan Trust,
      Ser 2006-AR2, Cl 3A1
      5.746%, 04/25/36                                    1,111           1,110
   GSR Mortgage Loan Trust,
      Ser 2007-AR1, Cl 2A1
      6.030%, 03/25/37                                    2,452           2,454


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Gracechurch Mortgage Financing
      PLC, Ser 2007-1A, Cl 2D1
      5.750%, 11/20/56                            $       1,195   $       1,195
   Granite Master Issuer PLC,
      Ser 2006-3, Cl M1 (C)
      5.538%, 07/22/07                                      570             570
   Granite Master Issuer PLC,
      Ser 2007-1, Cl 1C1
      5.660%, 12/20/54                                      410             409
   Granite Master Issuer PLC,
      Ser 2007-2, Cl 2C1
      5.350%, 12/17/54                                      525             525
   Greenwich Capital Commercial
      Funding, Ser 2006-FL4A, Cl C
      5.560%, 11/05/21                                      810             811
   Harborview Mortgage Loan Trust,
      Ser 2005-14, Cl 3A1A (C)
      5.313%, 12/19/35                                    1,846           1,834
   Holmes Master Issuer PLC,
      Ser 2007-1, Cl 1C1 (C)
      5.640%, 07/16/07                                      475             475
   Holmes Master Issuer PLC,
      Ser 2007-2A, Cl 1C (C)
      5.604%, 07/16/07                                      900             900
   IMPAC CMB Trust, Ser 2005-1,
      Cl 1A1 (C)
      5.580%, 07/25/07                                      527             527
   IMPAC CMB Trust, Ser 2005-4,
      Cl 1M1 (C)
      5.750%, 07/25/07                                      899             900
   IXIS Real Estate Capital Trust,
      Ser 2006-HE3, Cl A2 (C)
      5.420%, 07/25/07                                    1,250           1,249
   Interstar Millennium Trust,
      Ser 2002-1G, Cl A2 (C)
      5.530%, 07/07/34                                      191             191
   JPMorgan Chase Commercial
      Mortgage Trust,
      Ser 2006-FL2A, Cl J
      5.970%, 11/15/18                                    2,324           2,307
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH1, Cl M1
      5.540%, 07/25/36                                      335             334
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH2, Cl MV1
      5.530%, 10/25/36                                    1,125           1,120
   JPMorgan Mortgage Acquisition,
      Ser 2006-WMC3, Cl A4 (C)
      5.470%, 07/25/07                                    1,250           1,250
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH3, Cl M3
      5.690%, 03/01/37                                      385             386
   JPMorgan Mortgage Trust,
      Ser 2006-A4, Cl 1A1 (C)
      5.832%, 07/01/07                                    2,725           2,735
   JPMorgan Mortgage Trust,
      Ser 2006-A6, Cl 4A1
      5.251%, 10/25/36                                    1,217           1,203
   JPMorgan Mortgage Trust,
      Ser 2007-A3, Cl 1A1 (C)
      5.510%, 07/01/07                                    2,297           2,276
   Katonah, Ser 7A, Cl B (B) (C)
      5.780%, 08/15/07                                      700             700
   Leek Finance PLC, Ser 18A,
      Cl A2B (C)
      5.480%, 09/21/07                                      500             500

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 2A1 (C)
      5.410%, 02/25/36                            $       1,432   $       1,422
   MLCC Mortgage Investors,
      Ser 2006-2, Cl 2A (C)
      5.496%, 07/01/07                                    2,880           2,876
   Master Adjustable Rate Mortgage,
      Ser 2004-12, Cl 5A1 (C)
      4.470%, 07/01/07                                      240             234
   Merrill Lynch First Franklin
      Mortgage Loan Trust,
      Ser 2007-3, Cl B1 (C)
      7.071%, 06/25/37                                      180             177
   Merrill Lynch First Franklin
      Mortgage Loan Trust,
      Ser 2007-3, Cl M6 (C)
      6.321%, 06/25/37                                      130             130
   Merrill Lynch First Franklin
      Mortgage Loan Trust,
      Ser 2007-4, Cl M6 (C)
      6.020%, 07/25/37                                      505             505
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 1A (C)
      4.296%, 07/01/07                                    1,176           1,180
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A (C)
      5.150%, 12/25/35                                    2,085           2,068
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E (C)
      5.150%, 12/25/35                                    2,496           2,468
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-2,
      Cl 1A1
      5.800%, 08/15/37                                    2,000           1,992
   Morgan Stanley Capital I,
      Ser 2007-XLFA, Cl C (C)
      5.480%, 10/15/20                                    1,025           1,025
   Morgan Stanley Dean Witter
      Capital, Ser 2000-LIFE, Cl A2
      7.570%, 11/15/36                                      875             909
   Mortgage Trust, Ser 2005-5,
      Cl A1 (C)
      5.580%, 07/25/07                                    1,606           1,610
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV2 (C)
      5.448%, 09/25/36                                    1,000           1,000
   New Century Home Equity Loan
      Trust, Ser 2005-1, Cl A1MZ (C)
      5.616%, 07/25/07                                      139             139
   Option One Mortgage Loan Trust,
      Ser 2005-3, Cl M1 (C)
      5.790%, 07/25/07                                      428             429
   Option One Mortgage Loan Trust,
      Ser 2007-2, Cl M1 (C)
      5.868%, 03/25/37                                    2,635           2,651
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3 (C)
      5.611%, 01/25/37                                      285             282
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1
      5.900%, 03/25/37                                    1,643           1,639
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1 (C)
      5.440%, 07/26/07                                    1,345           1,345


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pendeford Master Issuer PLC,
      Ser 2007-1A, Cl 1C (C)
      5.660%, 05/12/59                            $       1,235   $       1,235
   Permanent Master Issuer PLC,
      Ser 2006-1, Cl 2C (C)
      5.760%, 07/16/07                                      700             731
   Permanent Master Issuer PLC,
      Ser 2007-1, Cl 1C (C)
      5.526%, 07/15/42                                      670             669
   Prima, Ser 2006-1, Cl A1 (C)
      5.420%, 07/01/07                                    2,495           2,468
   Prudential Commercial Mortgage
      Trust, Ser 2003-PWR1, Cl A1
      3.669%, 02/11/36                                      991             954
   Residential Funding Mortgage
      Securities I, Ser 2006-SA1,
      Cl 1A1 (C)
      5.676%, 02/25/36                                      688             685
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2,
      Cl 2A1
      5.688%, 04/25/37                                    2,324           2,313
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2,
      Cl 2A2 (C)
      5.690%, 07/01/07                                    1,128           1,122
   Sequoia Mortgage Trust,
      Ser 2004-10, Cl A2 (C)
      5.640%, 07/20/07                                      399             400
   Sequoia Mortgage Trust,
      Ser 2004-11, Cl A1 (C)
      5.616%, 07/20/07                                      287             288
   Sequoia Mortgage Trust,
      Ser 2005-2, Cl A1 (C)
      5.544%, 07/20/07                                      169             169
   Sequoia Mortgage Trust,
      Ser 2007-1, Cl 2A1 (C)
      5.831%, 07/20/07                                    2,359           2,352
   VTB Capital, Ser 2006-1,
      Cl A1 (B) (C)
      5.960%, 08/01/08                                      310             310
   WFS Financial Owner Trust,
      Ser 2005-2, Cl A3
      4.170%, 12/17/09                                      635             633
   WFS Financial Owner Trust,
      Ser 2005-3, Cl B
      4.500%, 05/17/13                                      700             690
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2003-AR10, Cl A6 (C)
      4.056%, 07/01/07                                    1,500           1,478
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2004-AR5, Cl A6 (C)
      3.850%, 07/01/07                                    1,200           1,154
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2005-AR14, Cl 1A4 (C)
      5.064%, 12/25/35                                    2,447           2,413
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2005-AR3, Cl A2 (C)
      4.639%, 07/01/07                                    1,448           1,423

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2006-AR2, Cl 1A1 (C)
      5.320%, 07/01/07                            $         810   $         801
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-Z,
      Cl 2A1
      0.000%, 12/25/34                                       24              23
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR4,
      Cl 2A2 (C)
      4.530%, 07/01/07                                      560             550
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR10,
      Cl 2A1 (C)
      5.640%, 07/25/36                                    1,311           1,305
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR10,
      Cl 4A1
      5.565%, 07/25/36                                    2,614           2,601
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR16,
      Cl A1
      5.681%, 10/25/36                                    1,934           1,924
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR5,
      Cl 2A1 (C)
      5.550%, 07/01/07                                    1,861           1,854
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6,
      Cl 3A1 (C)
      5.100%, 07/01/07                                    1,979           1,956
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR8,
      Cl 2A1 (C)
      5.240%, 07/01/07                                    1,271           1,259
   Wells Fargo Mortgage-Backed
      Securities, Ser 2003-J, Cl 2A4 (C)
      4.451%, 10/25/33                                      413             407
   Wells Fargo Mortgage-Backed
      Securities, Ser 2004-BB,
      Cl A2 (C)
      4.560%, 07/01/07                                      848             833
   Wells Fargo Mortgage-Backed
      Securities, Ser 2005-AR2,
      Cl 2A2 (C)
      4.548%, 07/01/07                                      961             944
   Wells Fargo Mortgage-Backed
      Securities, Ser 2006-AR12,
      Cl 2A1
      6.103%, 09/25/36                                    3,450           3,459
                                                                  --------------
                                                                        155,357
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 3.2%
   ACAS Business Loan Trust,
      Ser 2007-1A, Cl C (C)
      6.203%, 08/16/19                                    2,290           2,290
   AICCO Premium Finance Master
      Trust, Ser 2007-AA, Cl C (C)
      5.720%, 08/15/07                                    1,245           1,245
   Babson CLO, Ser 2007-1A,
      Cl A1 (C)
      5.544%, 07/18/07                                    1,120           1,119


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Blackrock Senior Income Series,
      Ser 2006-4A, Cl C (C)
      6.035%, 04/20/19                            $       1,930   $       1,913
   C-Bass, Ser 16A, Cl A (C)
      5.610%, 09/06/07                                      539             537
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl C
      5.290%, 04/20/14                                      163             162
   Capital Trust Re CDO,
      Ser 2006-4A, Cl A1 (C)
      5.630%, 10/20/43                                    1,162           1,156
   Caterpillar Financial Asset Trust,
      Ser 2005-A, Cl A3
      3.900%, 02/25/09                                      431             429
   Caterpillar Financial Asset Trust,
      Ser 2006-A, Cl A3
      5.570%, 05/25/10                                    1,250           1,253
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
      5.261%, 04/25/37                                    2,200           2,153
   GE Business Loan Trust,
      Ser 2003-2A, Cl B (C)
      6.320%, 11/15/31                                      144             145
   GE Business Loan Trust,
      Ser 2004-2A, Cl A (C)
      5.540%, 12/15/32                                      158             158
   GE Business Loan Trust,
      Ser 2004-2A, Cl B (C)
      5.800%, 12/15/32                                      119             118
   GE Business Loan Trust,
      Ser 2006-2A, Cl D (C)
      6.070%, 11/15/34                                      304             281
   GE Corporate Aircraft Financing,
      Ser 2004-1A, Cl A2 (C)
      5.490%, 07/26/07                                       37              37
   GE Dealer Floorplan Master Note
      Trust, Ser 2006-2, Cl C (C)
      5.750%, 04/20/13                                      460             459
   John Deere Owner Trust,
      Ser 2007-A, Cl A2
      5.210%, 10/15/09                                      375             374
   Lambda Finance, Ser 2005-1A,
      Cl A3 (C)
      5.590%, 11/15/29                                    1,600           1,602
   Marriott Vacation Club Owner Trust,
      Ser 2006-2A, Cl A
      5.364%, 10/20/28                                      231             228
   Marriott Vacation Club Owner Trust,
      Ser 2007-1A, Cl D
      6.159%, 05/20/29                                    1,150           1,141
   Mayport CLO, Ser 2006-1A,
      Cl A2L (C)
      5.733%, 02/22/20                                    1,005             999
   Mayport CLO, Ser 2006-1A,
      Cl A3L (C)
      6.023%, 02/22/20                                      270             267
   Race Point CLO, Ser 2007-4A,
      Cl D (C)
      0.000%, 02/01/08                                      500             500
   Superior Wholesale Inventory
      Financing Trust, Ser 2007-AE1,
      Cl B (C)
      5.620%, 01/15/12                                      115             115

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Superior Wholesale Inventory
      Financing Trust, Ser 2007-AE1,
      Cl C (C)
      5.920%, 01/15/12                            $         215   $         215
   Triton Container Finance LLC,
      Ser 2006-1A, Cl N (C)
      5.676%, 11/26/21                                      712             713
   Wadsworth CDO, Ser 2006-1A,
      Cl A2 (C)
      5.746%, 11/02/46                                      940             917
   Wadsworth CDO, Ser 2006-1A,
      Cl B (C)
      5.820%, 11/05/46                                      315             309
                                                                  --------------
                                                                         20,835
                                                                  --------------
Total Asset-Backed Securities
   (Cost $253,043) ($ Thousands)                                        252,515
                                                                  --------------
LOAN PARTICIPATIONS -- 30.6%
   Acument Global Technologies
      8.850%, 08/11/13                                    1,992           2,002
   Amscan Holdings
      7.625%, 05/25/13                                    2,000           2,007
   Applied Systems
      8.175%, 09/26/13                                      499             500
   Aramark
      7.475%, 01/26/14                                      158             158
   Aspect Software,
      Tranche A-1 Term Loan
      8.375%, 07/11/11                                    1,153           1,154
   Barrington
      7.610%, 08/05/13                                      995             998
   Berry Plastics Holdings, Term C
      Loan
      7.350%, 04/03/15                                    2,000           1,989
   Big Dumpster Acquisition
      7.570%, 02/05/13                                      979             983
      0.000%, 02/05/13 (E)                                   21              --
   Bio Tech Research Lab
      7.360%, 03/17/14                                      996             992
   Boston Generating LLC
      7.600%, 12/20/13                                       97              97
      7.600%, 12/20/13                                    1,555           1,559
      5.225%, 12/20/13                                      345             346
   Boston Generating LLC, 1st Lien
      7.600%, 12/20/13                                      777             780
      7.600%, 12/20/13                                    1,558           1,562
   Boston Generating LLC, 1st Lien
      (Synthetic)
      7.600%, 12/20/13                                      172             173
      7.600%, 12/20/13                                       48              48
      7.600%, 12/20/13                                       97              97
      5.225%, 12/20/13                                      346             347
   Brickman Group Holdings
      7.399%, 01/23/14                                    1,000           1,001
   Buffets Holding
      8.360%, 11/01/13                                      881             886
      5.264%, 11/01/13                                      117             118
   Burlington Coat Factory
      7.610%, 05/28/13                                    1,000             992
      7.610%, 05/28/13                                    2,000           1,983
   CCS Medical
      8.600%, 09/30/12                                    2,490           2,488


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   CCS Medical
      8.600%, 09/30/12                            $       2,455   $       2,453
   CRC Health
      7.610%, 02/06/13                                      997           1,005
   Calpine, 1st Lien
      7.570%, 03/12/09                                    2,500           2,505
   Caritor
      7.610%, 05/17/13                                    1,860           1,863
   Caritor (Synthetic)
      7.610%, 05/11/13                                      140             140
   Cellnet Group
      7.320%, 07/22/11                                    1,999           2,002
   Cequel Communications
      8.000%, 11/05/13                                    2,000           1,989
      7.349%, 11/05/13                                    2,000           1,989
   Charter Communications
      7.360%, 03/05/14                                    2,500           2,477
      7.360%, 03/06/14                                    2,000           1,982
   Chiquita Brands
      8.375%, 06/28/12                                      992             999
      8.375%, 06/28/12                                      992             997
   Clarke American, Tranche B
      7.840%, 03/09/14                                    2,000           1,990
   Community Health Systems (F)
      0.000%, 07/13/14                                       31              31
      0.000%, 07/13/14                                      469             470
   Cooper-Standard Automotive
      7.875%, 12/23/11                                    1,012           1,012
   DTN
      8.352%, 08/15/14                                      995             995
   Delphi
      8.125%, 07/10/07                                    2,000           2,004
      7.630%, 12/31/07                                    1,000           1,003
   Delta Air Lines, 2nd Lien
      8.605%, 04/30/14                                    1,000           1,003
   Dollar Financial Group
      0.000%, 10/30/12 (F)                                1,000           1,003
   Eastman Kodak
      7.616%, 10/18/12                                    1,089           1,090
   Eddie Bauer
      8.570%, 04/01/14                                    1,000           1,004
   Emerson Reinsurance,
      Term A Loan
      7.110%, 12/15/11                                    1,300           1,303
   Emerson Reinsurance,
      Term B Loan
      8.360%, 12/15/11                                      500             501
   Emerson Reinsurance,
      Term C Loan
      10.640%, 12/15/11                                     200             200
   Euramax International, 1st Lien
      8.375%, 06/29/12                                    1,493           1,484
   FSB Holding
      7.875%, 09/29/13                                      500             501
   Ferro
      8.070%, 06/06/12                                    1,352           1,353
      1.000%, 06/06/12                                      644              --
   Foamex LP, 1st Lien
      0.000%, 02/12/13                                    3,000           2,987
   Fontainebleau Miami
      11.360%, 06/06/12                                   2,500           2,507
   Ford Motor
      8.360%, 12/15/13                                      998           1,002
   GTM Holding
      8.110%, 10/13/13                                      998           1,002

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Garden Fresh Restaurant
      8.610%, 06/22/11                            $         981   $         982
   Generac Acquisition
      7.850%, 11/15/13                                    1,980           1,942
   Georgia Gulf
      7.320%, 08/06/07                                      779             784
   Ginn La Conduit Lender
      8.860%, 06/08/11                                      685             659
      5.250%, 06/08/11                                      315             304
   Ginn La Conduit Lender, 1st Lien,
      Tranche A
      7.850%, 06/08/11                                      315             304
   Ginn La Conduit Lender, 1st Lien,
      Tranche B
      8.350%, 06/08/11                                      683             657
   Global Petroleum
      9.852%, 07/26/13                                    1,985           1,995
   Graham Packaging Company LP,
      Term B Loan
      7.625%, 10/07/11                                    2,000           2,005
   Green Valley Ranch Gaming
      7.360%, 02/16/14                                    2,997           3,003
   Green Valley Ranch Gaming,
      2nd Lien
      8.610%, 08/16/14                                    1,000           1,002
   HCA
      8.114%, 11/07/13                                    1,995           2,006
   Hawaiian Telcom Communications,
      Tranche B
      7.600%, 10/31/12                                      951             948
   Healthsouth
      7.848%, 03/10/13                                    1,000           1,003
   IPC Systems, Tranche B-1
      7.570%, 05/31/14                                    2,000           1,997
   II Exploration LP, LOC
      0.000%, 10/28/13 (E)                                  150              --
   II Exploration LP, Term B Loan
      8.847%, 10/28/13                                      850             850
   Ipayment
      7.352%, 05/10/13                                    1,985           1,965
   JHT Holding
      8.609%, 12/21/12                                    1,995           1,995
   Kuilima Resort
      8.070%, 09/30/10                                    1,577           1,563
   LNR Property
      8.110%, 07/12/11                                    1,000           1,001
   Land Investors
      8.114%, 05/09/11                                    1,167           1,169
   Latham Manufacturing
      8.900%, 06/30/12                                      997             992
   Lear
      7.866%, 04/25/12                                    1,994           1,977
   Level 3 Financing
      7.605%, 03/01/14                                    1,000           1,001
      7.610%, 03/01/14                                    1,500           1,501
   Lifecare Holding
      8.350%, 08/11/12                                      499             484
   Lodgenet Entertainment
      7.320%, 04/04/14                                    2,000           2,012
   MGM Holding II
      8.614%, 04/08/12                                    2,992           2,994
   MGM Holdings II LOC, Tranche B
      8.600%, 04/08/12                                      304             304
   Masonite Acquisition
      7.360%, 04/06/13                                      498             483
      7.360%, 04/06/13                                      499             484


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Metro PCS Wireless
      7.625%, 11/03/13                            $       1,995   $       2,001
      7.625%, 11/03/13                                      499             500
   Metro PCS Wireless, Tranche B
      7.625%, 02/20/14                                    1,000           1,003
   Monitor Oil
      17.350%, 08/12/07                                   1,000           1,000
      10.850%, 08/12/07                                     998             998
   Monitor Oil, 2nd Lien
      0.000%, 01/25/15 (E)                                   47              --
   NE Energy
      8.745%, 11/01/13                                    1,789           1,798
      8.744%, 11/01/13                                      211             213
   National Cine Media LLC
      7.070%, 02/13/15                                    2,000           1,995
   National Money Mart
      8.050%, 10/30/12                                      573             575
      8.050%, 10/30/12                                      422             423
   Nep II
      7.595%, 02/16/14                                    2,000           2,007
   Northwest Airlines
      7.850%, 08/21/08                                    1,000           1,001
   Oshkosh Truck
      7.100%, 12/06/13                                        4               4
   PGS Solutions
      7.620%, 02/14/13                                    1,000           1,001
   Paramount Resources
      9.860%, 08/25/12                                    1,000           1,010
   Pinnacle Foods Group
      8.099%, 04/19/14                                    1,000           1,002
   Pivotal Promontory LLC
      8.080%, 08/31/10                                      963             953
      8.070%, 08/31/10                                    1,999           1,979
   Plum Point Energy Associates LLC
      8.614%, 03/14/14                                      672             677
      8.514%, 03/14/14                                      195             196
   Protection One Alarm Monitoring
      7.779%, 03/31/12                                    1,985           1,987
   Quintiles Transnational, 1st Lien
      0.000%, 03/31/13                                        5               5
   Re Holding
      8.320%, 12/09/08                                    2,000           2,004
   Realogy (Synthetic) (F)
      0.000%, 10/10/13                                      295             292
      0.000%, 10/10/13                                      118             117
   Realogy, Term B Loan (F)
      0.000%, 10/10/13                                    2,205           2,189
      0.000%, 10/10/13                                      882             876
   Riverdeep Interactive Learning USA
      8.096%, 12/20/13                                    1,000           1,003
   Roofing Supply Group
      8.600%, 06/30/13                                      995             983
   Sabre
      7.605%, 09/30/14                                    1,500           1,481
      7.605%, 09/30/14                                    2,000           1,974
      7.605%, 09/30/14                                    1,000             987
      7.605%, 09/30/14                                    1,500           1,481
   Serena Software
      7.610%, 03/10/13                                    1,840           1,842
   Sirva Worldwide
      11.608%, 12/01/10                                   1,787           1,711
   Sitel LLC
      0.000%, 01/30/14 (F)                                2,988           2,999
   Solo Cup
      8.841%, 02/27/11                                      995           1,005
   Sorenson Communications
      7.860%, 02/16/14                                      993             992

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Spirit Finance
      0.000%, 07/15/13 (F)                        $       2,500   $       2,502
   Stratos Global
      8.100%, 02/13/12                                    1,980           1,987
   Sungard Data Systems
      0.000%, 02/12/14                                        5               5
   TDS Investors (F)
      0.000%, 08/23/13                                      918             922
      0.000%, 08/23/13                                       82              82
   The Newark Group
      7.570%, 09/30/07                                      333             335
      7.570%, 09/30/07                                    1,667           1,675
   Totes Isotoner, 1st Lien
      7.838%, 01/31/13                                      998           1,001
      7.838%, 01/31/13                                      746             748
      7.838%, 01/31/13                                    1,500           1,506
   Travelport LLC (Synthetic)
      0.000%, 08/23/13 (F)                                  144             144
   Travelport LLC, Term B Loan
      0.000%, 08/23/13 (F)                                1,353           1,358
   Tribune, Tranche B
      8.375%, 05/09/14                                    3,000           2,920
   Tribune, Tranche X
      7.875%, 05/09/09                                    2,000           1,998
   US Airways Group
      7.850%, 03/19/14                                    4,000           4,011
      7.850%, 03/19/14                                    2,500           2,507
   Univision Communications
      7.605%, 08/15/14                                      470             460
      2.250%, 08/15/14                                      940             919
      1.000%, 08/15/14                                       91               2
   VML US Finance LLC
      8.120%, 05/25/13                                    1,000           1,006
   VNU
      8.125%, 08/01/13                                      995             999
   Vanguard Car Rental USA Holding
      8.350%, 06/14/13                                    1,410           1,419
   Venoco
      9.360%, 04/28/11                                    2,000           2,017
   Venoco, 2nd Lien
      9.360%, 05/07/14                                    1,000           1,009
   Verint Systems
      8.090%, 05/09/14                                    2,000           2,001
   Vertafore, 1st Lien
      7.820%, 01/31/12                                    1,500           1,504
   WideOpenWest Finance
      7.611%, 05/01/13                                    2,000           1,998
   WideOpenWest Finance, 1st Lien
      7.604%, 05/01/13                                    2,000           1,998
      0.000%, 06/01/14                                    4,250           4,218
   Wm. Bolthouse Farms
      7.625%, 12/17/12                                      995             998
      7.625%, 12/17/12                                      997           1,001
      7.625%, 12/17/12                                      997           1,001
   Yankee Candle
      0.000%, 02/06/14 (F)                                  510             511
                                                                  --------------
Total Loan Participations
   (Cost $199,916) ($ Thousands)                                        199,498
                                                                  --------------
CORPORATE OBLIGATIONS -- 15.0%

CONSUMER DISCRETIONARY -- 2.5%
   CBS
      7.700%, 07/30/10                                    1,000           1,057
      5.625%, 08/15/12                                    1,500           1,475


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   COX Communications
      4.625%, 01/15/10                            $       1,000   $         977
      4.625%, 06/01/13                                    1,500           1,405
   CVS Caremark (C)
      5.660%, 09/04/07                                    1,410           1,410
   Comcast
      5.500%, 03/15/11                                    1,500           1,493
   Comcast Cable Communications
      6.200%, 11/15/08                                    1,000           1,008
   Daimler Finance NA LLC
      7.200%, 09/01/09                                    1,000           1,032
      4.875%, 06/15/10                                    1,500           1,471
   Macy's Retail Holdings
      6.300%, 04/01/09                                    1,000           1,010
      5.350%, 03/15/12                                      935             919
   Time Warner Cable (B)
      5.400%, 07/02/12                                    2,100           2,062
   Univision Communications
      3.875%, 10/15/08                                      825             795
                                                                  --------------
                                                                         16,114
                                                                  --------------
CONSUMER STAPLES -- 0.5%
   Altria Group
      7.000%, 11/04/13                                    1,000           1,060
   General Mills (C)
      5.485%, 07/23/07                                    1,500           1,499
   Miller Brewing (B)
      4.250%, 08/15/08                                    1,000             985
                                                                  --------------
                                                                          3,544
                                                                  --------------
ENERGY -- 0.1%
   Canadian Natural Resources
      5.700%, 05/15/17                                      750             726
                                                                  --------------
FINANCIALS -- 9.0%
   American General Financial
      MTN, Ser I
      4.875%, 07/15/12                                    1,000             964
   Ameriprise Financial
      5.350%, 11/15/10                                    1,000             995
   BTM Holding (B)
      4.760%, 07/21/15                                    1,000             973
   Banco Santander Chile (B) (C)
      5.710%, 09/09/07                                    1,750           1,759
   CIT Group
      3.375%, 04/01/09                                    1,000             964
   CIT Group (C)
      5.635%, 07/28/11                                    1,500           1,494
   Capmark Financial Group (B) (C)
      6.007%, 05/10/10                                    2,500           2,504
   Citigroup (C)
      5.910%, 08/25/36                                    1,500           1,504
   Comerica Bank
      5.420%, 05/10/10                                    2,350           2,350
   Comerica Bank (C)
      5.365%, 06/19/09                                    1,175           1,175
   Countrywide Financial MTN (C)
      5.490%, 07/05/07                                    2,500           2,493
   Everest Reinsurance Holdings
      8.750%, 03/15/10                                    1,050           1,128
      6.600%, 05/15/37                                    2,000           1,909
   Goldman Sachs Capital III (C)
      6.130%, 09/29/49                                    2,600           2,599
   Goldman Sachs Group (C)
      5.536%, 02/06/12                                    1,200           1,197

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hartford Financial Services Group
      7.900%, 06/15/10                            $       1,000   $       1,065
   ILFC E-Capital Trust I (B) (C)
      5.900%, 12/21/07                                    1,000             994
   JP Morgan Chase Capital XXI,
      Ser U (C)
      6.305%, 02/02/37                                    2,550           2,518
   Keyspan
      4.900%, 05/16/08                                      900             896
   Lehman Brothers Holdings
      MTN, Ser G (C)
      5.607%, 11/10/09                                    1,650           1,654
   Liberty Property LP +
      7.250%, 03/15/11                                    1,000           1,049
   Mellon Funding (C)
      5.510%, 05/15/14                                    2,100           2,100
   Merrill Lynch (C)
      6.251%, 09/12/07                                      700             702
   Metlife
      5.000%, 06/15/15                                    2,000           1,888
   Monumental Global Funding (B) (C)
      5.556%, 07/16/07                                    1,800           1,801
   Morgan Stanley MTN, Ser G (C)
      5.660%, 07/04/07                                    1,700           1,693
   Prudential Financial MTN
      5.100%, 12/14/11                                      310             304
   RSHB Capital
      6.299%, 05/15/17                                    1,065           1,042
   RSHB Capital (B)
      7.175%, 05/16/13                                      115             119
   Reinsurance Group of America
      5.625%, 03/15/17                                    1,400           1,336
   Residential Capital LLC
      6.100%, 06/09/08                                      750             742
   State Street (C)
      5.455%, 04/30/12                                    1,215           1,215
   State Street Capital Trust IV (C)
      6.355%, 06/15/37                                      850             853
   Textron Financial MTN
      5.125%, 02/03/11                                    1,000             990
   Travelers MTN
      5.375%, 06/15/12                                    2,130           2,107
   UBS Luxembourg
      6.230%, 02/11/15                                      500             502
   Union Planters
      7.750%, 03/01/11                                    1,000           1,070
   Unitrin
      6.000%, 05/15/17                                    1,270           1,231
      4.875%, 11/01/10                                    1,000             979
   VTB Capital PLC MTN, Ser E
      6.180%, 12/07/09                                    1,000           1,006
   VTB Capital (B)
      6.110%, 09/21/07                                    1,000           1,001
   Wachovia (C)
      5.475%, 09/15/07                                    1,750           1,752
   Western Union
      5.400%, 11/17/11                                    1,175           1,159
   Willis North America
      5.125%, 07/15/10                                    1,000             971
                                                                  --------------
                                                                         58,747
                                                                  --------------
HEALTH CARE -- 0.3%
   Quest Diagnostic
      5.125%, 11/01/10                                    1,000             980


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wyeth
      6.950%, 03/15/11                            $       1,000   $       1,047
                                                                  --------------
                                                                          2,027
                                                                  --------------
INDUSTRIALS -- 1.1%
   American Airlines, Ser 2002-1 (C)
      5.980%, 09/23/07                                      797             798
   Continental Airlines, Ser 061G
      5.710%, 06/02/13                                    1,000           1,001
   Continental Airlines, Ser 1998-3
      6.320%, 11/01/08                                    1,270           1,270
   Continental Airlines, Ser A
      5.983%, 04/19/22                                    1,500           1,459
   Harrah's Operating
      5.500%, 07/01/10                                    1,000             969
   Xerox
      6.875%, 08/15/11                                    1,500           1,556
                                                                  --------------
                                                                          7,053
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.1%
   Freescale Semiconductor (B)
      8.875%, 12/15/14                                      500             477
                                                                  --------------
REGIONAL AGENCIES -- 0.1%
   Republic of Trinidad & Tobago
      9.875%, 10/01/09                                      500             549
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.5%
   Corning
      6.050%, 06/15/15                                    1,000             988
   Telecom Italia Capital (C)
      5.969%, 07/18/07                                    1,000           1,007
   Vodafone Group PLC
      5.640%, 02/27/12                                    1,300           1,302
                                                                  --------------
                                                                          3,297
                                                                  --------------
UTILITIES -- 0.8%
   Dominion Resources, Ser D (C)
      5.660%, 09/28/07                                    1,675           1,675
   Nisource Finance (C)
      5.930%, 08/23/07                                    1,500           1,502
   Ohio Power (C)
      5.530%, 04/05/10                                    1,315           1,316
   Southern, Ser A
      5.300%, 01/15/12                                      665             657
                                                                  --------------
                                                                          5,150
                                                                  --------------
Total Corporate Obligations
   (Cost $98,266) ($ Thousands)                                          97,684
                                                                  --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 4.6%
   FHLMC
      6.000%, 09/01/26                                    1,389           1,389
   FHLMC CMO, Ser 3153, Cl FX (C)
      5.670%, 07/15/07                                    2,637           2,644
   FNMA
      6.500%, 09/01/26                                      779             790
      6.000%, 11/01/14                                      107             108
      6.000%, 12/01/20                                       74              74
      6.000%, 01/01/21                                      183             184
      6.000%, 01/01/21                                       72              73
      6.000%, 01/01/21                                       74              75
      6.000%, 02/01/21                                       77              78

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
      6.000%, 03/01/21                            $         100   $         101
      6.000%, 03/01/21                                       81              81
      6.000%, 03/01/21                                      100             100
      6.000%, 03/01/21                                       94              94
      6.000%, 04/01/21                                      120             120
      6.000%, 04/01/21                                       72              72
      6.000%, 05/01/21                                      867             871
      6.000%, 05/01/21                                       86              86
      6.000%, 06/01/21                                       83              83
      6.000%, 06/01/21                                      219             221
      6.000%, 06/01/21                                       74              74
      6.000%, 06/01/21                                      119             120
      6.000%, 07/01/21                                      171             172
      6.000%, 07/01/21                                       88              89
      6.000%, 08/01/21                                      114             114
      6.000%, 08/01/21                                      153             153
      6.000%, 09/01/21                                       99              99
      6.000%, 10/01/21                                    3,384           3,400
      6.000%, 10/01/21                                    3,365           3,381
      6.000%, 11/01/26                                    2,318           2,314
      6.000%, 01/01/27                                    2,893           2,888
   FNMA CMO, Ser 2003-8, Cl BN
      4.500%, 03/25/16                                    1,671           1,647
   FNMA TBA
      6.000%, 10/01/26                                    8,233           8,219
                                                                  --------------
Total U.S. Government Agency
   Mortgage-Backed Obligations
   (Cost $30,200) ($ Thousands)                                          29,914
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
   FNMA (A)
      5.202%, 08/22/07                                      800             794
      5.210%, 09/19/07                                      325             322
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $1,115) ($ Thousands)                                            1,116
                                                                  --------------

TIME DEPOSITS -- 6.8%
   Barrington Bank and Trust
      5.240%, 07/02/07                                    4,500           4,500
      5.230%, 07/02/07                                    4,000           4,000
   Lloyds TSB London
      5.230%, 08/01/07                                    7,643           7,643
   Royal Bank of Canada
      5.250%, 08/10/07                                    8,940           8,940
   Royal Bank of Scotland
      5.260%, 07/11/07                                    8,477           8,477
      5.260%, 08/01/07                                    3,068           3,068
   UBS London
      5.260%, 07/31/07                                    7,631           7,631
                                                                  --------------
Total Time Deposits
   (Cost $44,259) ($ Thousands)                                          44,259
                                                                  --------------

CASH EQUIVALENT*++ -- 6.2%
SEI Daily Income Trust, Prime
   Obligation Fund, Cl A, 5.190%                     40,176,457          40,176
                                                                  --------------
Total Cash Equivalent
   (Cost $40,176) ($ Thousands)                                          40,176
                                                                  --------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT -- 0.1%
   Sovereign Bank
      4.000%, 02/01/08                            $         400   $         397
                                                                  --------------
Total Certificate of Deposit
   (Cost $396) ($ Thousands)                                                397
                                                                  --------------

REPURCHASE AGREEMENT (D) -- 1.7%
Bank of New York,
   5.360%, dated 06/29/07, to be
   repurchased on 07/02/07, repurchase
   price $10,904,869 (collateralized by a
   U.S. Government Obligation, par
   value $14,372,200, 5.000%, 06/01/35;
   with total market value $11,118,000)                  10,900          10,900
                                                                  --------------
Total Repurchase Agreement
   (Cost $10,900) ($ Thousands)                                          10,900
                                                                  --------------

Total Investments -- 103.8%
   (Cost $678,271) ($ Thousands)+++                               $     676,459
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                     Unrealized
                                                                   Appreciation
Type of                              Number of       Expiration  (Depreciation)
Contract                             Contracts             Date   ($ Thousands)
--------------------------------------------------------------------------------
90-Day Euro$                              236         June 2007          $(576)
U.S. 2-Year Note                          169    September 2007             12
U.S. 5-Year Note                         (226)   September 2007              9
U.S. 10-Year Note                        (710)   September 2007            421
                                                                         ------

                                                                         $(134)
                                                                         ======





--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007


Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2007:
--------------------------------------------------------------------------------

                                                                     Unrealized
                                   Currency            Currency    Appreciation
Maturity                         to Deliver          To Receive  (Depreciation)
Date                            (Thousands)         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
07/11/07                  AUD        10,930   EUR         6,877         $    21
07/11/07                  AUD         7,617   GBP         3,242              44
10/10/07                  AUD         1,397   JPY       136,000             (66)
07/11/07                  CAD         9,250   USD         8,730              31
07/11/07 - 12/12/07       CHF        35,700   GBP        14,915             624
09/12/07 - 12/12/07       CHF         8,000   NZD         9,063             347
07/11/07 - 12/12/07       CHF        51,700   USD        42,533             114
07/11/07                  EUR         4,280   AUD         6,839              17
07/11/07                  EUR         1,882   SEK        17,560              19
07/11/07                  GBP         3,409   AUD         8,047             (13)
07/11/07 - 10/10/07       GBP         6,298   CHF        15,000            (351)
07/11/07 - 11/09/07       GBP        10,981   JPY     2,517,000          (1,489)
09/12/07 - 12/12/07       JPY       964,000   AUD         9,877             424
07/11/07 - 12/12/07       JPY     5,007,000   GBP        21,551           2,267
07/11/07 - 08/10/07       JPY     1,556,000   NZD        18,484           1,608
07/11/07 - 12/12/07       JPY     3,856,000   USD        32,423             910
07/11/07 - 08/10/07       NZD         9,092   JPY       726,000          (1,114)
07/11/07                  SEK        54,760   EUR         5,905             (13)
07/11/07                  USD         6,961   CAD         7,450              45
07/11/07 - 12/12/07       USD        29,120   CHF        35,300            (173)
07/11/07 - 10/10/07       USD        11,496   JPY     1,366,000            (380)
                                                                        --------
                                                                        $ 2,872
                                                                        ========

Swaps -- The following Credit Default Swap agreements were outstanding at June 30, 2007:

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
   Description                                                                                Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.540% (6.480% per annum) times notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of the defined deliverable
   obligation. (Counter Party: Bank of America)                                           07/25/45         $10,500            $(529)
Fund receives a quarterly payment of 0.0475% (0.190% per annum) times notional amount of Republic of Italy, 6.875%, 09/27/2023. Upon a defined credit event the Fund pays notional amount and takes receipt of the defined
   deliverable obligation. (Counter Party: Goldman Sachs)                                 12/20/16           1,700               10
                                                                                                                              ------
                                                                                                                              $(519)
                                                                                                                              ======


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Enhanced Income Fund
June 30, 2007


Swaps -- The following Total Return Swap agreement was outstanding at June 30, 2007:

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Notional   Net Unrealized
                                                                                        Expiration          Amount     Appreciation
   Description                                                                                Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset spread from Lehman Brothers -
   CMBS AAA 8.5+ Index plus 30 basis points times the notional amount. The
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
   payment period. (Counter Party: Goldman Sachs)                                         11/01/07         $33,000              $19
                                                                                                                                ====

Percentages are based on Net Assets of $651,614 ($ Thousands).

* Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company.

(A) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(D) Tri-Party Repurchase Agreement.

(E) Unfunded Bank Loan. Interest rate not available.

(F) Unsettled Bank Loan. Interest rate not available.

AUD   -- Australian Dollar
CAD   -- Canadian Dollar
CDO   -- Collateralized Debt Obligation
CHF   -- Swiss Franc
Cl    -- Class
CLO   -- Collateralized Loan Obligation
CMB   -- Collateralized Mortgage Bond
CMBS  -- Collateralized Mortgage-Backed Security
CMO   -- Collateralized Mortgage Obligation
EUR   -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GBP   -- British Pound
JPY   -- Japanese Yen
LLC   -- Limited Liability Company
LOC   -- Letter of Credit
LP    -- Limited Partnership
MTN   -- Medium Term Note
NZD   -- New Zealand Dollar
PLC   -- Public Limited Company
REIT  -- Real Estate Investment Trust
SEK   -- Swedish Krona
Ser   -- Series
TBA   -- To Be Announced
USD   -- United States Dollar

Amounts designated as "--" are either $0 or are rounded to $0.

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $678,271 ($ Thousands), and the unrealized appreciation and depreciation were $722 ($ Thousands) and $(2,534) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 45.3%
   FHLB CMO, Ser 2014-17, Cl 1
      5.340%, 03/20/14                            $       7,637   $       7,637
   FHLB CMO, Ser 2015-VN, Cl A
      5.460%, 11/27/15                                    7,337           7,337
   FHLMC
      7.500%, 11/01/29                                        2               2
   FHLMC
      7.500%, 11/01/29 to 09/01/32                        2,539           2,643
      7.000%, 01/01/08 to 01/01/32                        2,169           2,204
      6.500%, 12/01/13 to 09/01/36                       20,061          20,389
      6.000%, 02/01/18 to 02/01/32                       11,208          11,261
      5.500%, 12/01/13 to 01/01/37                       19,309          18,973
      5.000%, 10/01/18 to 12/01/36                       56,748          53,961
      4.500%, 05/01/18 to 11/01/35                        4,826           4,443
      4.000%, 03/01/19 to 10/01/33                       17,802          16,379
   FHLMC ARM
      6.171%, 07/01/36                                    3,546           3,551
      6.009%, 04/01/37                                    2,874           2,885
      5.918%, 04/01/37                                    7,506           7,541
      5.915%, 04/01/37                                    4,609           4,618
      5.910%, 01/01/37                                    1,982           1,979
      5.794%, 02/01/36                                       47              47
      5.785%, 05/01/37                                    1,591           1,589
      5.114%, 01/01/36                                    7,235           7,093
      5.095%, 02/01/36                                       13              13
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
      5.000%, 08/01/35                                   10,394           2,693
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
      5.000%, 09/15/35                                    3,500             909
   FHLMC CMO STRIPS, Ser 233, Cl 6, IO
      4.500%, 08/15/35                                      524             133
   FHLMC CMO STRIPS, Ser 245, Cl IO, IO
      5.000%, 05/15/37                                        4               1
   FHLMC CMO, Ser 1, Cl Z
      9.300%, 04/15/19                                      211             221
   FHLMC CMO, Ser 1611, Cl Z
      6.500%, 11/15/23                                   13,870          14,197
   FHLMC CMO, Ser 1983, Cl Z
      6.500%, 12/15/23                                    2,152           2,206
   FHLMC CMO, Ser 2043, Cl CJ
      6.500%, 04/15/28                                    3,887           3,954
   FHLMC CMO, Ser 2277, Cl B
      7.500%, 01/15/31                                      817             822
   FHLMC CMO, Ser 2389, Cl CD
      6.000%, 03/15/16                                    4,100           4,117
   FHLMC CMO, Ser 2399, Cl XG
      6.500%, 01/15/32                                    7,709           7,842
   FHLMC CMO, Ser 2544, Cl IW, IO
      5.500%, 03/15/26                                    2,436              69
   FHLMC CMO, Ser 2579, Cl PI, IO
      5.500%, 03/15/27                                      398               4
   FHLMC CMO, Ser 2583, Cl TD
      4.500%, 12/15/13                                    1,647           1,595
   FHLMC CMO, Ser 2603, Cl KT
      4.750%, 07/15/14                                      787             757

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2614, Cl TD
      3.500%, 05/15/16                            $       2,593   $       2,485
   FHLMC CMO, Ser 2623, Cl AJ (F)
      4.500%, 07/01/07                                    1,309           1,262
   FHLMC CMO, Ser 2631, Cl MT
      3.500%, 01/15/22                                      632             627
   FHLMC CMO, Ser 2645, Cl MK
      3.500%, 07/15/22                                      928             918
   FHLMC CMO, Ser 2647, Cl PJ
      3.250%, 06/15/26                                    5,408           5,239
   FHLMC CMO, Ser 2733, Cl ME
      5.000%, 01/15/34                                    5,995           5,475
   FHLMC CMO, Ser 2780, Cl TB
      3.000%, 12/15/24                                    1,970           1,922
   FHLMC CMO, Ser 2809, Cl HX, IO
      6.000%, 10/15/24                                    2,319              70
   FHLMC CMO, Ser 2841, Cl BD (F)
      4.000%, 07/01/07                                    1,286           1,239
   FHLMC CMO, Ser 2890, Cl AP
      3.750%, 12/15/11                                    2,237           2,184
   FHLMC CMO, Ser 2899, Cl QY
      4.000%, 10/15/25                                      716             701
   FHLMC CMO, Ser 2945, Cl SA (F)
      2.718%, 07/15/07                                    6,310           5,419
   FHLMC CMO, Ser 2964, Cl ND
      5.500%, 04/15/33                                    1,525           1,475
   FHLMC CMO, Ser 2975, Cl EA (F)
      5.000%, 07/01/07                                    1,119           1,107
   FHLMC CMO, Ser 3017, Cl TA
      4.500%, 08/15/35                                    2,111           2,005
   FHLMC CMO, Ser 3020, Cl MA
      5.500%, 04/15/27                                    2,573           2,570
   FHLMC CMO, Ser 3035, Cl DM
      5.500%, 11/15/25                                    2,608           2,605
   FHLMC CMO, Ser 3059, Cl PA
      5.500%, 10/15/26                                    4,060           4,054
   FHLMC CMO, Ser 3075, Cl PA
      5.500%, 07/15/25                                      971             970
   FHLMC CMO, Ser 3078, Cl PA
      5.500%, 07/15/24                                    1,292           1,291
   FHLMC CMO, Ser 3086, Cl PA
      5.500%, 05/15/26                                    3,336           3,332
   FHLMC CMO, Ser 3135, Cl JA
      6.000%, 09/15/27                                    3,496           3,520
   FHLMC CMO, Ser 3151, Cl LA
      6.000%, 11/15/27                                    3,546           3,569
   FHLMC CMO, Ser 3151, Cl PA (F)
      6.000%, 07/01/07                                    2,714           2,733
   FHLMC CMO, Ser 3164, Cl NA (F)
      6.000%, 07/01/07                                    5,666           5,706
   FHLMC CMO, Ser 3164, Cl NC
      6.000%, 12/15/32                                    1,080           1,079
   FHLMC CMO, Ser 3167, Cl QA
      6.000%, 10/15/26                                    8,469           8,529
   FHLMC CMO, Ser 3171, Cl NE (F)
      6.000%, 07/01/07                                    1,326           1,335
   FHLMC CMO, Ser 3176, Cl HA
      6.000%, 02/15/28                                    4,082           4,112
   FHLMC CMO, Ser 3177, Cl PA (F)
      6.000%, 07/01/07                                      360             363
   FHLMC CMO, Ser 3178, Cl MA
      6.000%, 10/15/26                                    1,920           1,933
   FHLMC CMO, Ser 3179, Cl PD (F)
      5.750%, 07/01/07                                    3,621           3,628


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3184, Cl LA
      6.000%, 03/15/28                            $         769   $         774
   FHLMC CMO, Ser 3192, Cl GA
      6.000%, 03/15/27                                    2,137           2,152
   FHLMC CMO, Ser 3205, Cl PC
      6.000%, 09/15/32                                    2,245           2,241
   FHLMC CMO, Ser 3216, Cl NA
      6.000%, 05/15/28                                    1,840           1,853
   FHLMC CMO, Ser 3268, Cl HC
      5.000%, 12/15/32                                      957             909
   FHLMC CMO, Ser 3279, Cl PH
      6.000%, 02/15/27                                    1,955           1,971
   FHLMC CMO, Ser 3288, Cl PA
      5.500%, 05/15/29                                    2,842           2,834
   FHLMC CMO, Ser 3291, Cl BY
      4.500%, 03/15/22                                    1,945           1,747
   FHLMC CMO, Ser 3298, Cl VB
      5.000%, 11/15/25                                    1,046             961
   FHLMC CMO, Ser 3300, Cl PB
      5.500%, 02/15/31                                    1,378           1,362
   FHLMC CMO, Ser 3303, Cl PB
      5.500%, 08/15/30                                    2,315           2,288
   FHLMC CMO, Ser 3305, Cl PD
      5.500%, 11/15/35                                      911             880
   FHLMC CMO, Ser 3312, Cl AP
      5.000%, 11/15/25                                    1,164           1,161
   FHLMC CMO, Ser 3316, Cl EA
      5.500%, 10/15/29                                    6,557           6,534
   FHLMC CMO, Ser 3316, Cl HA
      5.000%, 07/15/35                                    3,429           3,314
   FHLMC CMO, Ser 3316, Cl PB
      5.500%, 03/15/31                                      656             648
   FHLMC TBA
      6.000%, 07/01/16 to 07/15/32                       12,234          12,246
      5.500%, 07/15/18 to 07/01/37                       94,300          90,969
      5.000%, 07/15/18 to 07/01/36                       29,900          28,269
   FNMA
      8.000%, 10/01/15                                       27              28
      7.000%, 09/01/26 to 04/01/32                        4,452           4,612
      6.500%, 05/01/17 to 11/01/31                        4,205           4,274
      6.000%, 03/01/33 to 10/01/35                       15,034          14,948
      5.500%, 06/01/14 to 07/01/37                      490,289         474,785
      5.000%, 01/01/20 to 07/15/37                      368,846         346,634
      4.508%, 04/01/09                                    1,417           1,400
      4.500%, 07/17/18 to 08/01/35                       20,530          19,073
      4.000%, 03/01/20 to 03/01/36                       28,413          25,666
   FNMA ARM
      6.920%, 10/01/35                                   11,109          11,507
      6.905%, 10/01/35                                    7,330           7,592
      6.901%, 11/01/35                                    4,925           5,101
      6.897%, 11/01/35                                    2,421           2,508
      6.444%, 07/01/36                                    1,679           1,701
      5.935%, 05/01/37                                    1,502           1,494
      5.933%, 11/01/36                                    4,058           4,076
      5.928%, 09/01/36                                    3,960           3,979
      5.858%, 02/01/37                                    9,201           9,204
      5.740%, 04/01/36                                    1,286           1,281
      5.635%, 02/01/36                                      785             785
      5.614%, 05/01/37                                    1,480           1,461
      5.507%, 06/01/36                                      443             441
      5.188%, 11/01/36                                      720             704
      5.082%, 10/01/36                                    1,873           1,838
      5.037%, 07/01/35                                    1,436           1,410
      4.871%, 09/01/35                                      819             798

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA ARM (F)
      7.042%, 07/01/07                            $       2,310   $       2,393
      7.028%, 07/01/07                                    2,329           2,412
      7.027%, 07/01/07                                    4,842           5,016
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
      5.000%, 11/01/35                                    1,374             351
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
      5.000%, 08/01/35                                   35,212           9,151
   FNMA CMO STRIPS, Ser 365, Cl 2, IO
      5.000%, 02/01/36                                    1,309             328
   FNMA CMO STRIPS, Ser 365, Cl 4, IO
      5.000%, 04/01/36                                    1,406             351
   FNMA CMO, Ser 1999-11, Cl Z
      5.500%, 03/25/29                                    7,105           6,964
   FNMA CMO, Ser 2001-T11, Cl B (F)
      5.503%, 07/01/07                                      620             623
   FNMA CMO, Ser 2001-T2, Cl B
      6.022%, 11/25/10                                    4,500           4,584
   FNMA CMO, Ser 2002-94, Cl BJ, IO
      5.500%, 04/25/16                                      638              32
   FNMA CMO, Ser 2002-T11, Cl A
      4.768%, 04/25/12                                      206             203
   FNMA CMO, Ser 2003-113, Cl PN
      3.500%, 02/25/13                                    1,122           1,105
   FNMA CMO, Ser 2003-15, Cl CH (F)
      4.000%, 07/01/07                                      875             847
   FNMA CMO, Ser 2003-16, Cl PN (F)
      4.500%, 07/01/07                                    1,137           1,118
   FNMA CMO, Ser 2003-30, Cl ET
      3.500%, 08/25/16                                    2,348           2,261
   FNMA CMO, Ser 2003-33, Cl CH (F)
      4.000%, 07/01/07                                    1,761           1,694
   FNMA CMO, Ser 2003-86, Cl OX
      4.500%, 09/25/26                                    4,719           4,608
   FNMA CMO, Ser 2003-92, Cl PC
      4.500%, 05/25/15                                    1,909           1,871
   FNMA CMO, Ser 2003-T1, Cl A
      3.807%, 11/25/12                                      641             614
   FNMA CMO, Ser 2004-19, Cl AY
      4.000%, 04/25/19                                    2,212           1,954
   FNMA CMO, Ser 2004-34, Cl PL
      3.500%, 05/25/14                                    1,076           1,057
   FNMA CMO, Ser 2005-29, Cl AD
      4.500%, 08/25/34                                    1,976           1,929
   FNMA CMO, Ser 2005-38, Cl CD
      5.000%, 06/25/19                                    1,486           1,462
   FNMA CMO, Ser 2005-57, Cl EG (F)
      5.620%, 07/25/07                                    3,707           3,701
   FNMA CMO, Ser 2005-57, Cl PA
      5.500%, 05/25/27                                    4,286           4,275
   FNMA CMO, Ser 2005-65, Cl WG
      4.500%, 08/25/26                                    4,180           4,122
   FNMA CMO, Ser 2005-69, Cl JM
      4.500%, 08/25/25                                    2,380           2,145
   FNMA CMO, Ser 2005-92, Cl NM
      3.500%, 04/25/13                                    1,279           1,262
   FNMA CMO, Ser 2006-10, Cl FD (F)
      5.670%, 07/25/07                                    5,780           5,795


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2006-112, Cl QA (F)
      5.500%, 07/01/07                            $       4,716   $       4,689
   FNMA CMO, Ser 2006-18, Cl PA
      5.500%, 01/25/26                                    1,815           1,810
   FNMA CMO, Ser 2006-29, Cl PA
      5.500%, 08/25/26                                    3,295           3,287
   FNMA CMO, Ser 2006-31, Cl PA
      5.500%, 11/25/26                                    1,993           1,988
   FNMA CMO, Ser 2006-34, Cl PA
      6.000%, 05/25/27                                    3,829           3,848
   FNMA CMO, Ser 2006-41, Cl MA
      5.500%, 04/25/24                                      750             748
   FNMA CMO, Ser 2006-53, Cl PA
      5.500%, 12/25/26                                      605             603
   FNMA CMO, Ser 2006-55, Cl PA
      6.000%, 05/25/26                                    1,977           1,986
   FNMA CMO, Ser 2006-64, Cl PA (F)
      5.500%, 07/01/07                                    1,234           1,230
   FNMA CMO, Ser 2006-80, Cl PB (F)
      6.000%, 07/01/07                                    3,863           3,884
   FNMA CMO, Ser 2006-99, Cl PA
      5.500%, 05/25/30                                    4,021           4,005
   FNMA CMO, Ser 2007-30, Cl MA
      4.250%, 02/25/37                                    3,983           3,812
   FNMA CMO, Ser 2007-39, Cl NA
      4.250%, 01/25/37                                    3,497           3,345
   FNMA CMO, Ser 2007-B1, Cl VA
      5.500%, 04/25/17                                    2,286           2,268
   FNMA CMO, Ser 2632, Cl NE
      4.000%, 06/15/13                                    4,755           4,555
   FNMA CMO, Ser 3173, Cl PH
      6.000%, 09/15/27                                    2,457           2,475
   FNMA CMO, Ser 3279, Cl PA
      5.500%, 02/15/23                                    4,625           4,620
   FNMA CMO, Ser 34, Cl QJ
      4.500%, 01/25/16                                    2,918           2,866
   FNMA TBA
      6.500%, 07/01/37 to 08/15/37                      126,410         127,594
      6.000%, 07/01/37                                   87,100          86,147
      5.500%, 02/01/21 to 08/01/36                       74,598          72,786
      5.000%, 07/01/22                                   23,000          22,224
      4.500%, 07/01/37                                    3,500           3,182
   GNMA
      8.000%, 11/15/29 to 11/15/30                          176             186
      7.500%, 03/15/29 to 01/15/32                          526             551
      7.000%, 08/15/13                                      144             149
      6.500%, 04/15/24 to 09/15/35                       16,712          17,050
      6.000%, 03/15/14 to 11/15/35                       64,709          64,504
      5.500%, 10/20/34                                    4,025           3,907
      5.000%, 05/15/33 to 10/15/35                        6,619           6,274
   GNMA ARM
      5.625%, 02/20/34                                    2,007           2,026
      5.500%, 08/20/34 to 01/20/36                        1,653           1,663
      5.000%, 06/20/35 to 02/20/36                        2,720           2,733
      4.750%, 12/20/33                                   16,770          16,754
      4.500%, 05/20/36                                    9,573           9,626
      4.000%, 02/20/34 to 03/20/36                        2,740           2,741
   GNMA ARM (F)
      3.750%, 07/01/07                                    5,156           5,138
   GNMA CMO, Ser 2001-18, Cl WH (F)
      7.840%, 07/20/07                                      392             394
   GNMA CMO, Ser 2002-51, Cl SG (F)
      9.446%, 07/20/07                                      346             365

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA CMO, Ser 2003-58, Cl LG, IO
      5.500%, 05/17/29                            $       4,036   $         235
   GNMA CMO, Ser 2003-86, Cl LC, IO
      5.500%, 10/20/27                                    2,341              46
   GNMA CMO, Ser 2003-86, Cl ZK
      5.000%, 10/20/33                                    9,006           7,429
   GNMA CMO, Ser 2004-80, Cl IP, IO
      5.500%, 07/20/34                                    6,910             566
   GNMA CMO, Ser 2004-88, Cl MA
      3.650%, 01/20/28                                    1,815           1,777
   GNMA CMO, Ser 2006-17, Cl KY
      5.000%, 04/20/36                                    4,533           4,434
   GNMA CMO, Ser 2006-3, Cl A
      4.212%, 01/16/28                                      590             575
   GNMA CMO, Ser 2006-33, Cl NA
      5.000%, 01/20/36                                    1,863           1,742
   GNMA CMO, Ser 2006-37, Cl JG
      5.000%, 07/20/36                                      879             818
   GNMA CMO, Ser 2006-8, Cl A
      3.942%, 08/16/25                                      839             819
   GNMA CMO, Ser 2007-7, Cl PG
      5.000%, 02/16/37                                    6,547           6,051
   GNMA TBA
      6.500%, 07/01/33                                    2,700           2,742
      6.000%, 07/01/36                                    5,900           5,869
                                                                  --------------
Total U.S. Government Agency
   Mortgage-Backed Obligations
   (Cost $2,035,845) ($ Thousands)                                    2,013,279
                                                                  --------------

CORPORATE OBLIGATIONS -- 24.4%

CONSUMER DISCRETIONARY -- 1.7%
   American Achievement
      8.250%, 04/01/12                                      900             907
   Boyd Gaming
      7.125%, 02/01/16                                      350             340
      6.750%, 04/15/14                                      570             559
   CCH I LLC
      11.000%, 10/01/15                                     740             772
   COX Communications
      7.875%, 08/15/09                                      750             784
      4.625%, 06/01/13                                      805             754
   CSC Holdings
      7.625%, 07/15/18                                       80              76
   Caesars Entertainment
      8.125%, 05/15/11                                      540             564
   Clear Channel Communications
      6.250%, 03/15/11                                    2,230           2,146
      4.250%, 05/15/09                                      990             957
   Comcast
      9.000%, 09/01/08                                    1,150           1,194
      6.500%, 01/15/15                                      985           1,010
      6.500%, 01/15/17                                      490             500
      5.850%, 11/15/15                                      465             457
      5.650%, 06/15/35                                    1,135             987
      5.450%, 11/15/10                                      525             522
      5.300%, 01/15/14                                    2,340           2,256
   Comcast Cable Communications
      8.375%, 03/15/13                                    3,285           3,667
      6.750%, 01/30/11                                    7,430           7,690
   DIRECTV Holdings
      8.375%, 03/15/13                                      350             366


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Daimler Finance LLC
      8.500%, 01/18/31                            $         525   $         663
      7.300%, 01/15/12                                    1,400           1,485
      6.500%, 11/15/13                                    3,335           3,444
   Daimler Finance LLC MTN
      5.750%, 09/08/11                                    1,425           1,427
   Daimler Finance LLC MTN (F)
      5.710%, 09/08/07                                    2,975           2,981
   Eastman Kodak
      7.250%, 11/15/13                                    2,740           2,740
   Echostar DBS
      7.125%, 02/01/16                                    1,970           1,926
   Ford Motor
      9.215%, 09/15/21                                    1,000             913
   Ford Motor (J)
      7.450%, 07/16/31                                    2,940           2,348
   General Motors (J)
      8.250%, 07/15/23                                    3,100           2,825
   Hertz
      8.875%, 01/01/14                                      725             756
   Home Depot
      5.875%, 12/16/36                                      735             655
   Idearc
      8.000%, 11/15/16                                    1,280           1,293
   Inn of the Mountain Gods
      12.000%, 11/15/10                                   1,010           1,083
   Lamar Media, Ser B
      6.625%, 08/15/15                                      720             682
   MGM Mirage
      8.500%, 09/15/10                                      160             167
      7.625%, 01/15/17                                    1,440           1,370
   Mandalay Resort Group (J)
      9.500%, 08/01/08                                      440             453
   News America
      6.400%, 12/15/35                                      820             781
      6.200%, 12/15/34                                       65              61
   Quebecor Media
      7.750%, 03/15/16                                      470             477
   River Rock Entertainment (J)
      9.750%, 11/01/11                                      930             977
   Rogers Communications
      7.875%, 05/01/12                                      550             595
      6.750%, 03/15/15                                    1,015           1,046
   Service International
      7.625%, 10/01/18                                      340             344
      6.750%, 04/01/16                                       20              19
   Service International (C)
      7.500%, 04/01/27                                      670             631
   Station Casinos (J)
      7.750%, 08/15/16                                    1,495           1,480
   TL Acquisitions (C)
      10.500%, 01/15/15                                     480             466
   Target
      5.375%, 05/01/17                                    2,055           1,966
   Time Warner
      7.700%, 05/01/32                                    3,645           3,942
      6.875%, 05/01/12                                    2,455           2,561
   Time Warner Cable (C)
      6.550%, 05/01/37                                      585             565
      5.850%, 05/01/17                                      470             457
   Time Warner Entertainment
      8.375%, 07/15/33                                    1,375           1,596
   Univision Communications PIK (C)
      9.750%, 03/15/15                                      420             415
   Viacom
      6.875%, 04/30/36                                      500             483
      5.750%, 04/30/11                                      495             494

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Visteon (J)
      8.250%, 08/01/10                            $         530   $         526
                                                                  --------------
                                                                         73,601
                                                                  --------------
CONSUMER STAPLES -- 0.5%
   Altria Group
      7.750%, 01/15/27                                    1,720           2,012
      7.000%, 11/04/13                                      795             843
   Anheuser-Busch
      5.050%, 10/15/16                                      940             881
   CVS Caremark
      5.750%, 06/01/17                                      515             497
   CVS Caremark (C)
      9.350%, 01/10/23                                    8,600          10,301
   Delhaize Group (C)
      6.500%, 06/15/17                                    2,260           2,263
   Estee Lauder (J)
      5.550%, 05/15/17                                    1,170           1,140
   General Mills
      6.000%, 02/15/12                                      750             758
   Kellogg, Ser B
      6.600%, 04/01/11                                      890             920
   Kraft Foods
      5.250%, 10/01/13                                    1,020             981
   Philip Morris Capital
      7.500%, 07/16/09                                    1,750           1,810
   Reynolds American
      6.750%, 06/15/17                                    1,260           1,272
                                                                  --------------
                                                                         23,678
                                                                  --------------
ENERGY -- 2.6%
   Amerigas
      7.125%, 05/20/16                                    1,105           1,086
   Anadarko Finance, Ser B
      7.500%, 05/01/31                                    3,610           3,879
      6.750%, 05/01/11                                       20              21
   Anadarko Petroleum (F)
      5.760%, 09/15/07                                    4,000           4,003
   Anadarko Petroleum (J)
      6.450%, 09/15/36                                    5,850           5,627
   Canadian Natural Resources Ltd.
      6.250%, 03/15/38                                      705             667
      5.850%, 02/01/35                                      800             721
      5.700%, 05/15/17                                      980             948
   Chesapeake Energy
      6.375%, 06/15/15                                      500             477
   Compagnie Generale de Geophysique
      7.750%, 05/15/17                                      110             111
      7.500%, 05/15/15                                    1,205           1,205
   Complete Production Services (C)
      8.000%, 12/15/16                                    1,005           1,020
   Conoco
      6.950%, 04/15/29                                    1,850           2,019
   Conoco Funding
      7.250%, 10/15/31                                      530             599
      6.350%, 10/15/11                                      920             949
   ConocoPhillips
      5.900%, 10/15/32                                    1,090           1,061
      4.750%, 10/15/12                                    3,990           3,866
   ConocoPhillips Canada
      5.625%, 10/15/16                                    1,265           1,245
   Devon Financing
      6.875%, 09/30/11                                    1,295           1,352


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Dynegy Holdings (C)
      7.750%, 06/01/19                            $       1,485   $       1,381
   El Paso
      7.000%, 06/15/17                                    3,920           3,877
   El Paso (J)
      6.950%, 06/01/28                                    6,750           6,271
   El Paso MTN
      7.800%, 08/01/31                                      967             979
      7.750%, 01/15/32                                    1,830           1,843
   El Paso Natural Gas (C)
      5.950%, 04/15/17                                      530             513
   El Paso Performance-Linked Trust (C)
      7.750%, 07/15/11                                    5,470           5,634
   GAZ Capital (C)
      6.510%, 03/07/22                                    3,460           3,415
      6.212%, 11/22/16                                    4,740           4,629
   Hess
      7.300%, 08/15/31                                    4,830           5,180
   Hess (J)
      7.875%, 10/01/29                                      620             699
   Husky Oil Ltd.
      7.550%, 11/15/16                                      845             926
   Kansas Gas & Electric
      5.647%, 03/29/21                                    1,460           1,402
   Kerr-McGee
      7.875%, 09/15/31                                      820             948
      6.950%, 07/01/24                                      450             467
   Kinder Morgan Energy Partners
      7.125%, 03/15/12                                       90              95
      6.750%, 03/15/11                                      580             600
      6.300%, 02/01/09                                      570             576
      6.000%, 02/01/17                                      795             778
      5.000%, 12/15/13                                    2,735           2,588
   OPTI Canada (C)
      8.250%, 12/15/14                                      400             406
      7.875%, 12/15/14                                    1,180           1,180
   Peabody Energy, Ser B
      6.875%, 03/15/13                                      300             298
   Pemex Project Funding Master Trust
      6.625%, 06/15/35                                    1,825           1,852
   Petrobras International Finance
      6.125%, 10/06/16                                    4,695           4,601
   Pogo Producing (J)
      6.875%, 10/01/17                                    1,000             992
   Ras Laffan LNG III (C)
      6.332%, 09/30/27                                    1,305           1,277
   SemGroup LP (C)
      8.750%, 11/15/15                                      200             201
   Shell International Finance
      5.200%, 03/22/17                                    1,265           1,212
   Sonat
      7.625%, 07/15/11                                    2,850           2,960
   Southern Natural Gas
      8.000%, 03/01/32                                      170             193
   Southern Natural Gas (C) (J)
      5.900%, 04/01/17                                      590             571
   Suburban Propane Partners
      6.875%, 12/15/13                                      735             709
   Tennessee Gas Pipeline
      7.625%, 04/01/37                                      830             911
   Tesoro (C)
      6.500%, 06/01/17                                      385             376
   Tosco
      8.125%, 02/15/30                                      400             489

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Vastar Resources
      6.500%, 04/01/09                            $       3,490   $       3,558
   Weatherford International (C)
      6.800%, 06/15/37                                      370             377
      6.350%, 06/15/17                                    1,030           1,044
      5.950%, 06/15/12                                    1,395           1,407
   Western Oil Sands
      8.375%, 05/01/12                                    1,195           1,307
   Williams
      7.750%, 06/15/31                                    1,880           1,990
   Williams (J)
      8.750%, 03/15/32                                    5,860           6,783
   Williams, Ser A
      7.500%, 01/15/31                                       90              93
   XTO Energy
      7.500%, 04/15/12                                      850             914
   YPF Sociedad Anonima MTN, Ser A
      7.750%, 08/27/07                                    5,000           5,000
                                                                  --------------
                                                                        114,358
                                                                  --------------
FINANCIALS -- 13.2%
   ABX Financing (C)
      6.350%, 10/15/36                                    4,250           4,088
   ACE INA Holdings
      6.700%, 05/15/36                                      595             604
   ASIF Global Financing XIX (C)
      4.900%, 01/17/13                                      390             378
   Aiful (C)
      5.000%, 08/10/10                                    1,420           1,384
   Allied Capital
      6.625%, 07/15/11                                    3,370           3,403
   Allied World Assurance (J)
      7.500%, 08/01/16                                    2,500           2,628
   American Express (F)
      6.800%, 09/01/16                                    1,130           1,165
   American General Finance (C) (F) (K)
      5.370%, 07/16/07                                   10,593          10,593
   American Honda Finance (C)
      5.100%, 03/27/12                                    1,685           1,655
   American International Group
      6.250%, 03/15/37                                    2,560           2,420
      5.450%, 05/18/17                                    1,690           1,642
      4.700%, 10/01/10                                    1,460           1,432
   American International Group MTN
      4.950%, 03/20/12                                      880             859
   BA Covered Bond Issuer (C)
      5.500%, 06/14/12                                    2,499           2,507
   BAC Capital Trust XI
      6.625%, 05/23/36                                      780             795
   Bank One
      7.875%, 08/01/10                                    3,525           3,764
   Bank of America
      7.400%, 01/15/11                                    1,325           1,403
      5.420%, 03/15/17                                    4,900           4,697
      5.375%, 06/15/14                                    3,065           3,017
      5.300%, 03/15/17                                    1,000             955
   Banponce Trust I, Ser A
      8.327%, 02/01/27                                    2,590           2,698
   Bear Stearns
      5.350%, 02/01/12                                    3,280           3,219
      4.500%, 10/28/10                                    1,470           1,422
   Bear Stearns EXL (F) (K)
      5.380%, 07/16/07                                   20,951          20,951
   Bunge Finance LP
      5.900%, 04/01/17                                      600             581


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bunge Ltd. Finance
      4.375%, 12/15/08                            $         425   $         418
   CIT Group
      5.000%, 02/01/15                                    1,440           1,335
      4.250%, 02/01/10                                    1,595           1,541
   Capital One Bank
      4.875%, 05/15/08                                    1,480           1,473
   Capital One Capital III
      7.686%, 08/15/36                                    1,361           1,402
   Capital One Financial
      6.150%, 09/01/16                                      930             918
   Capmark Financial Group (C)
      6.300%, 05/10/17                                      130             128
      5.875%, 05/10/12                                      260             257
   China Development Bank
      5.000%, 10/15/15                                      500             478
   Cigna
      6.150%, 11/15/36                                      695             662
   Citigroup
      5.875%, 02/22/33                                    2,680           2,546
      5.500%, 02/15/17                                    1,090           1,056
      5.100%, 09/29/11                                      650             640
      5.000%, 09/15/14                                    3,175           3,020
      3.625%, 02/09/09                                    3,155           3,073
   Countrywide Financial MTN
      5.800%, 06/07/12                                      975             968
   Countrywide Financial MTN (F) (K)
      5.437%, 08/06/07                                   17,655          17,655
   Credit Suisse First Boston
      London (C) (F) (L)
      0.000%, 09/24/07                                    8,663           8,048
      0.000%, 09/24/07                                    3,498           3,250
   Credit Suisse First Boston USA
      4.875%, 08/15/10                                    2,210           2,177
   Credit Suisse USA
      5.500%, 08/16/11                                    2,170           2,169
   DI Finance, Ser B
      9.500%, 02/15/13                                       90              96
   Depfa ACS Bank (C)
      5.125%, 03/16/37                                    3,000           2,749
   Deutsche Bank Capital Funding
      Trust (C) (F)
      5.628%, 01/19/49                                    2,760           2,628
   Developers Divers Realty +
      5.375%, 10/15/12                                      585             573
   Discover Financial Services (C)
      6.450%, 06/12/17                                      250             250
   Dow Jones CDX HY, Ser 5-T1 (C)
      8.750%, 12/29/10                                      200             206
   Dryden Investor Trust (C) (H)
      7.157%, 07/23/08                                    2,581           2,626
   ERP Operating LP
      5.750%, 06/15/17                                    1,125           1,103
      5.500%, 10/01/12                                      280             277
   East Lane Re Ltd. (C) (F)
      11.355%, 07/30/07                                     650             650
   Equity One +
      3.875%, 04/15/09                                    7,480           7,246
   FMC Finance III (C)
      6.875%, 07/15/17                                    1,600           1,568
   Farmers Exchange Capital (C)
      7.200%, 07/15/48                                    1,465           1,436
      7.050%, 07/15/28                                    1,434           1,453
   Farmers Insurance Exchange (C)
      8.625%, 05/01/24                                    3,017           3,486
   First Industrial LP MTN
      7.500%, 12/01/17                                    1,800           1,953

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ford Motor Credit LLC
      7.875%, 06/15/10                            $       7,405   $       7,404
      7.250%, 10/25/11                                      336             323
      7.000%, 10/01/13                                    6,747           6,251
      6.625%, 06/16/08                                    1,500           1,499
   Ford Motor Credit LLC (F)
      10.610%, 09/15/07                                   3,863           4,173
   Ford Motor Credit LLC (J)
      7.375%, 10/28/09                                   20,540          20,389
   Forest City Enterprises
      7.625%, 06/01/15                                      500             504
      6.500%, 02/01/17                                      270             256
   GE Global Insurance Holding
      7.500%, 06/15/10                                      105             110
   GMAC LLC
      8.000%, 11/01/31                                    1,452           1,485
      7.750%, 01/19/10                                    2,430           2,460
      7.250%, 03/02/11                                    3,520           3,508
      6.125%, 08/28/07                                      460             460
      5.850%, 01/14/09                                    1,680           1,656
      5.625%, 05/15/09                                   14,680          14,353
      5.125%, 05/09/08                                    1,480           1,461
   GMAC LLC (F)
      7.560%, 07/25/07                                    5,668           5,725
      6.306%, 07/16/07                                    3,460           3,460
   GMAC LLC MTN
      4.375%, 12/10/07                                      690             685
   General Electric Capital MTN, Ser A
      6.750%, 03/15/32                                    1,665           1,806
      6.000%, 06/15/12                                    4,745           4,830
      5.450%, 01/15/13                                       20              20
      3.750%, 12/15/09                                    2,021           1,947
   Genworth Financial
      5.650%, 06/15/12                                    1,280           1,280
      4.950%, 10/01/15                                    1,595           1,496
   Glitnir Banki (C)
      6.330%, 07/28/11                                    1,980           2,015
   Glitnir Banki (C) (F)
      6.693%, 06/15/16                                    3,960           4,079
   Goldman Sachs Capital I
      6.345%, 02/15/34                                      520             496
   Goldman Sachs Capital II
      5.793%, 12/29/49                                    3,525           3,440
   Goldman Sachs Group
      6.875%, 01/15/11                                    3,775           3,927
      6.450%, 05/01/36                                      790             776
      5.350%, 01/15/16                                      925             883
      5.250%, 10/15/13                                    3,565           3,456
      5.125%, 01/15/15                                    2,290           2,176
   HSBC Finance
      8.000%, 07/15/10                                    3,475           3,711
      7.000%, 05/15/12                                    1,505           1,585
      6.375%, 11/27/12                                      585             601
      4.625%, 09/15/10                                      650             633
      4.125%, 12/15/08                                    1,000             982
      4.125%, 11/16/09                                    2,155           2,093
   Health Care Properties +
      6.000%, 01/30/17                                    4,000           3,916
      5.650%, 12/15/13                                    1,710           1,667
   Highwoods Realty LP +
      7.500%, 04/15/18                                    3,642           3,944
      7.125%, 02/01/08                                    3,000           3,024
   Host Marriott LP, Ser Q +
      6.750%, 06/01/16                                      455             446
   ICICI Bank Ltd. (C) (J)
      6.375%, 04/30/22                                    2,320           2,205


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   ICICI Bank Ltd. (F)
      6.375%, 07/12/07                            $         278   $         264
   ILFC E-Capital Trust II (C) (F) (J)
      6.250%, 12/21/65                                      900             878
   International Lease Finance
      4.750%, 01/13/12                                    1,176           1,132
   International Lease Finance MTN
      5.750%, 06/15/11                                    2,925           2,937
      5.650%, 06/01/14                                      845             838
   International Lease Finance MTN (F)
      5.580%, 08/24/07                                      925             927
   JPMorgan Chase
      5.750%, 01/02/13                                    6,435           6,437
   JPMorgan Chase (J)
      6.125%, 06/27/17                                    1,940           1,955
   JPMorgan Chase Capital XV
      5.875%, 03/15/35                                    1,645           1,501
   JPMorgan Chase Capital XVIII,
      Ser R
      6.950%, 08/17/36                                    1,815           1,835
   Jackson National Life
      Funding (C) (F) (K)
      5.320%, 07/02/07                                   25,894          25,894
   Kaupthing Bank (C)
      7.125%, 05/19/16                                    1,350           1,426
      5.750%, 10/04/11                                      960             957
   Kaupthing Bank (C) (F)
      6.045%, 07/12/07                                    6,070           6,117
   Korea Development Bank
      4.625%, 09/16/10                                    1,000             976
      4.250%, 11/13/07                                      755             750
   Landsbanki Islands (C) (J)
      6.100%, 08/25/11                                    5,570           5,640
   Lazard Group LLC
      7.125%, 05/15/15                                    2,900           2,991
   Lazard Group LLC (C)
      6.850%, 06/15/17                                    1,555           1,556
   Lehman Brothers Holdings
      5.750%, 01/03/17                                    1,085           1,054
   Lehman Brothers Holdings MTN
      5.750%, 05/17/13                                    2,135           2,134
      5.500%, 04/04/16                                      520             505
      5.250%, 02/06/12                                    4,090           4,020
   Lehman Brothers Holdings MTN (F)
      11.000%, 11/07/16                                   4,283           4,181
      8.920%, 08/16/07                                    2,370           2,269
      0.000%, 12/20/07                                    4,235           4,235
   Lehman Brothers Holdings MTN,
      Ser H (F) (M)
      0.000%, 11/30/07                                    3,570           3,332
   Liberty Mutual Group (C)
      6.500%, 03/15/35                                    1,525           1,387
   Liberty Mutual Group (C) (J)
      7.500%, 08/15/36                                    1,365           1,384
   MUFG Capital Finance I Ltd. (F)
      6.346%, 07/25/49                                    1,670           1,641
   Merna Reinsurance Ltd.
      7.110%, 10/01/07                                    3,500           3,500
   Merrill Lynch
      7.430%, 09/01/22                                        4               4
      6.110%, 01/29/37                                    1,405           1,318
      6.050%, 05/16/16                                    1,690           1,672
      5.700%, 05/02/17                                    1,015             977
   Merrill Lynch MTN (F)
      8.950%, 11/18/07                                    1,790           1,663
      8.680%, 11/02/07                                    3,160           2,967

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch MTN, Ser B
      3.375%, 09/14/07                            $       2,100   $       2,091
   Metlife
      6.400%, 12/15/36                                    1,615           1,496
   Morgan Stanley
      5.375%, 10/15/15                                      675             646
      5.300%, 03/01/13                                    1,327           1,301
      4.750%, 04/01/14                                    1,220           1,139
   Morgan Stanley EXL (F) (K)
      5.400%, 07/05/07                                    4,120           4,120
   Morgan Stanley MTN
      5.550%, 04/27/17                                      730             700
   Morgan Stanley MTN (F)
      5.809%, 07/18/07                                    1,200           1,199
   Morgan Stanley MTN, Ser E
      5.450%, 01/09/17                                    1,100           1,042
   NB Capital Trust IV
      8.250%, 04/15/27                                    4,500           4,681
   National Capital Trust II (C) (F)
      5.486%, 12/17/07                                    2,231           2,115
   National City Bank (F)
      5.730%, 09/07/07                                    1,290           1,291
   National City Bank MTN
      5.800%, 06/07/17                                    1,290           1,274
   Nationwide Building
      Society (C) (F) (K)
      5.370%, 07/09/07                                   11,770          11,770
   Nationwide Mutual Insurance (C)
      6.600%, 04/15/34                                      690             658
   North Front Pass-Through
      Trust (C) (F)
      5.810%, 12/15/07                                    1,975           1,908
   Northern Rock PLC (C) (F)
      6.594%, 12/25/07                                    1,238           1,244
   Northern Rock PLC (C) (F) (K)
      5.380%, 07/03/07                                   12,123          12,123
   PNC Funding
      5.625%, 02/01/17                                      715             700
      5.250%, 11/15/15                                    1,495           1,436
   Power Receivables Financial
      6.290%, 01/01/12                                    3,662           3,700
   Power Receivables Financial (C)
      6.290%, 01/01/12                                      301             304
   Premium Asset Trust,
      Ser 2004-10 (C) (F) (K)
      5.380%, 07/16/07                                   16,478          16,478
   Prime Property Funding + (C)
      5.600%, 06/15/11                                    1,780           1,770
      5.500%, 01/15/14                                    1,850           1,829
   Prologis +
      5.500%, 04/01/12                                    1,095           1,086
      5.250%, 11/15/10                                      455             450
   Prudential Financial MTN
      5.700%, 12/14/36                                    1,220           1,118
   RSHB Capital (C)
      6.299%, 05/15/17                                    4,140           4,052
   Rabobank Capital Fund
      Trust II (C) (F)
      5.260%, 12/29/49                                      200             192
   Rabobank Capital Fund
      Trust III (C) (F)
      5.254%, 12/31/07                                      420             393
   Residential Capital LLC
      6.875%, 06/30/15                                      225             218
      6.500%, 06/01/12                                      430             420
      6.125%, 11/21/08                                    3,180           3,151
      6.000%, 02/22/11                                    1,990           1,926


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Capital LLC (F)
      7.187%, 07/11/07                            $       2,200   $       2,190
   Residential Capital LLC (J)
      6.500%, 04/17/13                                    1,890           1,827
   Resona Preferred Global
      Securities (C) (F)
      7.191%, 07/30/49                                      580             593
   Royal Bank of Scotland Group PLC
      5.000%, 10/01/14                                    1,240           1,186
   SLM EXL (F) (K)
      5.330%, 07/16/07                                   12,947          12,947
   SLM MTN
      5.625%, 08/01/33                                      470             366
      5.050%, 11/14/14                                      690             574
   SLM MTN, Ser A
      5.375%, 05/15/14                                    4,855           4,160
      5.000%, 10/01/13                                    5,040           4,300
      5.000%, 04/15/15                                      120              99
   SLM MTN, Ser CPI (F)
      3.540%, 07/01/07                                    5,580           5,225
   Shinsei Finance
      Cayman Ltd. (C) (F)
      6.418%, 01/29/49                                    4,880           4,745
   Simon Property Group LP +
      5.750%, 05/01/12                                    2,185           2,195
      5.750%, 12/01/15                                      910             900
      5.600%, 09/01/11                                      690             690
   Stingray Pass-Through Trust (C)
      5.902%, 01/12/15                                    2,723           2,524
   Sumitomo Mitsui Banking (C) (F)
      5.625%, 10/15/15                                    2,620           2,497
   TNK-BP Finance
      7.500%, 07/18/16                                      100             103
   TNK-BP Finance (C)
      7.500%, 07/18/16                                    3,320           3,423
      6.625%, 03/20/17                                      720             698
   Toyota Motor Credit
      5.500%, 12/15/08                                      120             120
   Travelers MTN
      5.375%, 06/15/12                                      370             366
   Turanalem Finance
      8.250%, 01/22/37                                    1,278           1,227
      8.250%, 01/22/37                                      900             864
   Turanalem Finance (C)
      8.250%, 01/22/37                                    4,190           4,033
   UDR MTN +
      5.000%, 01/15/12                                    2,000           1,945
   UDR +
      5.500%, 04/01/14                                    2,000           1,951
   US Bancorp MTN, Ser N
      3.125%, 03/15/08                                    2,215           2,180
   US Bank MTN
      5.920%, 05/25/12                                    3,125           3,136
   Ventas Realty LP +
      9.000%, 05/01/12                                      180             197
      6.500%, 06/01/16                                      495             483
   Wachovia
      5.750%, 06/15/17                                    1,125           1,110
      5.500%, 08/01/35                                    1,405           1,259
      5.300%, 10/15/11                                    4,560           4,513
      5.250%, 08/01/14                                    4,390           4,264
      4.875%, 02/15/14                                    2,120           2,023
   Wachovia Capital Trust III (F)
      5.800%, 03/15/11                                    2,230           2,220
   Washington Mutual
      4.625%, 04/01/14                                    3,180           2,923
      4.000%, 01/15/09                                      746             730

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Bank
      5.650%, 08/15/14                            $       1,940   $       1,893
   Washington Mutual Preferred
      Funding (C) (F)
      6.534%, 03/15/49                                    1,600           1,544
   Wells Fargo
      5.375%, 02/07/35                                    2,085           1,894
   Wells Fargo Capital X
      5.950%, 12/15/36                                      760             709
   Westfield Capital (C)
      4.375%, 11/15/10                                      303             292
   Westfield Group (C)
      5.400%, 10/01/12                                    1,355           1,336
   Woodbourne Pass-Through
      Trust (C) (F)
      6.420%, 07/08/07                                    2,500           2,512
   ZFS Finance USA Trust II (C) (F)
      6.450%, 12/15/65                                    1,522           1,476
   Zions Bancorp
      5.500%, 11/16/15                                      950             913
   iStar Financial, Ser 1 +
      5.875%, 03/15/16                                      795             765
                                                                  --------------
                                                                        586,765
                                                                  --------------
HEALTH CARE -- 0.7%
   Abbott Laboratories
      5.875%, 05/15/16                                    1,490           1,490
   Aetna
      6.000%, 06/15/16                                    1,570           1,573
   Amgen (C)
      5.850%, 06/01/17                                    1,125           1,107
   Bristol-Myers Squibb
      5.875%, 11/15/36                                      335             316
   Community Health Systems (C)
      8.875%, 07/15/15                                    1,070           1,085
   Coventry Health Care
      5.950%, 03/15/17                                      910             888
   Davita (C)
      6.625%, 03/15/13                                    1,065           1,040
   HCA
      6.250%, 02/15/13                                      119             107
      5.750%, 03/15/14                                    3,090           2,615
   HCA (C)
      9.250%, 11/15/16                                    1,639           1,745
      9.125%, 11/15/14                                      230             242
   HCA (J)
      7.500%, 11/06/33                                    3,380           2,865
      6.500%, 02/15/16                                      749             634
   HCA PIK (C)
      9.625%, 11/15/16                                       50              54
   Tenet Healthcare
      7.375%, 02/01/13                                      336             304
   Tenet Healthcare (J)
      9.875%, 07/01/14                                    4,115           4,074
   Teva Pharmaceutical Finance LLC
      6.150%, 02/01/36                                    1,430           1,337
      5.550%, 02/01/16                                      475             455
   UnitedHealth Group (C)
      6.000%, 06/15/17                                      860             857
   WellPoint
      6.800%, 08/01/12                                    1,000           1,047
      5.875%, 06/15/17                                      560             553
      5.250%, 01/15/16                                      465             441
   Wyeth
      6.950%, 03/15/11                                    4,095           4,285


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wyeth (J)
      5.950%, 04/01/37                            $       2,680   $       2,561
                                                                  --------------
                                                                         31,675
                                                                  --------------
INDUSTRIALS -- 1.7%
   Air 2 US (C)
      8.027%, 10/01/19                                      824             853
   America West Airlines, Ser 1999-1
      7.930%, 01/02/19                                    8,139           8,765
   American Airlines, Ser 1999-1
      7.024%, 10/15/09                                    3,630           3,685
   Burlington Northern Santa Fe
      6.750%, 07/15/11                                    1,610           1,674
      6.150%, 05/01/37                                      610             593
   Cedar Brakes I LLC (C)
      8.500%, 02/15/14                                    1,457           1,590
   Cedar Brakes II LLC (C)
      9.875%, 09/01/13                                    2,836           3,171
   Continental Airlines, Ser 1997, Cl1A
      7.461%, 04/01/15                                    2,675           2,735
   Continental Airlines, Ser 1997, Cl4A
      6.900%, 01/02/18                                    1,784           1,820
   Continental Airlines, Ser 1999-2
      7.256%, 03/15/20                                      996           1,035
   Continental Airlines, Ser A
      5.983%, 04/19/22                                    1,100           1,070
   DRS Technologies
      6.625%, 02/01/16                                      505             487
   Delta Air Lines, Ser 2001-1
      7.111%, 09/18/11                                    5,500           5,643
   FedEx, Ser A3
      8.400%, 03/23/10                                      596             629
   General Electric
      5.000%, 02/01/13                                    1,140           1,105
   Horizon Lines LLC
      9.000%, 11/01/12                                    1,130           1,195
   Hutchison Wham International (C)
      7.450%, 11/24/33                                    1,240           1,369
   L-3 Communications, Ser B
      6.375%, 10/15/15                                      520             491
   Systems 2001 Asset Trust (C)
      6.664%, 09/15/13                                    1,461           1,516
   Teekay
      8.875%, 07/15/11                                    1,785           1,892
   Tyco International Group
      7.000%, 06/15/28                                      230             268
      6.875%, 01/15/29                                    8,330           9,614
      6.750%, 02/15/11                                    3,470           3,637
      6.375%, 10/15/11                                    8,830           9,096
      6.125%, 11/01/08                                      230             232
      6.125%, 01/15/09                                       80              81
      6.000%, 11/15/13                                      915             940
   United Air Lines, Ser A-3 (H) (I)
      8.390%, 01/21/11                                      817               1
   United Technologies
      6.500%, 06/01/09                                    2,365           2,411
   Waste Management
      7.125%, 12/15/17                                    5,305           5,521
      7.100%, 08/01/26                                    1,710           1,756
                                                                  --------------
                                                                         74,875
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.2%
   Corning
      7.250%, 08/15/36                                      495             510

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Electronic Data Systems
      7.125%, 10/15/09                            $       3,680   $       3,787
   Freescale Semiconductor (C)
      8.875%, 12/15/14                                      280             267
   NXP Funding LLC (C)
      9.500%, 10/15/15                                      365             359
      7.875%, 10/15/14                                      110             108
   Sungard Data Systems (J)
      10.250%, 08/15/15                                     725             767
   Xerox
      6.750%, 02/01/17                                      240             246
      5.500%, 05/15/12                                    1,125           1,106
                                                                  --------------
                                                                          7,150
                                                                  --------------
MATERIALS -- 0.3%
   CodelCo (C)
      4.750%, 10/15/14                                      960             896
   Freeport-McMoRan Copper & Gold
      8.375%, 04/01/17                                    1,450           1,548
   Georgia Gulf (J)
      9.500%, 10/15/14                                      220             219
   Graham Packaging
      8.500%, 10/15/12                                      590             594
   Graham Packaging (J)
      9.875%, 10/15/14                                      315             318
   Lafarge
      6.150%, 07/15/11                                      770             783
   Lyondell Chemical
      8.250%, 09/15/16                                      125             130
      8.000%, 09/15/14                                      220             226
   Potash of Saskatchewan
      4.875%, 03/01/13                                    1,220           1,157
   Steel Dynamics (C)
      6.750%, 04/01/15                                      810             794
   US Steel
      6.050%, 06/01/17                                      245             239
   Vale Overseas Ltd.
      8.250%, 01/17/34                                      150             175
      6.250%, 01/23/17                                    1,725           1,711
   Vale Overseas Ltd. (J)
      6.875%, 11/21/36                                    4,600           4,624
   Westlake Chemicals (J)
      6.625%, 01/15/16                                      610             578
   Weyerhaeuser
      6.750%, 03/15/12                                      370             383
                                                                  --------------
                                                                         14,375
                                                                  --------------
SOVEREIGN -- 0.6%
   Federal Republic of Brazil (J)
      11.000%, 08/17/40                                   4,055           5,318
   Quebec Province
      5.125%, 11/14/16                                    1,830           1,776
   Republic of Colombia
      7.375%, 09/18/37                                    1,442           1,601
   Republic of Italy
      5.375%, 06/15/33                                      900             850
   Republic of Panama
      9.375%, 04/01/29                                       46              61
      6.700%, 01/26/36                                    1,457           1,486
   Russian Federation (C) (G)
      7.500%, 09/30/07                                    1,318           1,447
   Russian Federation (G)
      7.500%, 03/31/30                                    1,685           1,855
   United Mexican States (J)
      5.625%, 01/15/17                                    6,809           6,666


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   United Mexican States MTN, Ser A
      6.750%, 09/27/34                            $       6,802   $       7,254
      5.875%, 01/15/14                                      780             784
                                                                  --------------
                                                                         29,098
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.2%
   AT&T
      6.800%, 05/15/36                                      630             652
      6.450%, 06/15/34                                      625             618
      5.100%, 09/15/14                                    3,140           2,995
      4.125%, 09/15/09                                      795             773
   AT&T (J)
      6.150%, 09/15/34                                    2,380           2,282
      5.625%, 06/15/16                                    1,195           1,168
   AT&T Mobility LLC
      6.500%, 12/15/11                                    1,455           1,505
   America Movil
      6.375%, 03/01/35                                    1,009             991
   BellSouth
      6.000%, 11/15/34                                      850             796
      4.750%, 11/15/12                                      170             162
   British Telecom PLC
      8.625%, 12/15/10                                    1,250           1,366
   Cincinnati Bell
      7.000%, 02/15/15                                      500             490
   Citizens Communications
      7.875%, 01/15/27                                      555             540
      7.125%, 03/15/19                                      370             350
   Deutsche Telekom International
      Finance
      8.250%, 06/15/30                                      580             695
      8.000%, 06/15/10                                      925             986
      5.750%, 03/23/16                                    1,920           1,873
   Embarq
      7.995%, 06/01/36                                      610             619
   France Telecom
      8.500%, 03/01/31                                      955           1,200
   Intelsat
      9.000%, 06/15/16                                       75              78
   Intelsat Bermuda Ltd.
      9.250%, 06/15/16                                      325             345
   Koninklijke
      8.000%, 10/01/10                                      650             696
   Level 3 Financing
      9.250%, 11/01/14                                      380             384
   Level 3 Financing (C)
      8.750%, 02/15/17                                      310             306
   New Cingular Wireless Services
      8.125%, 05/01/12                                    1,595           1,754
   New Jersey Bell Telephone
      7.850%, 11/15/29                                    1,135           1,245
   Qwest
      5.625%, 11/15/08                                      430             428
   Qwest Communications
      International (F) (J)
      8.860%, 08/11/07                                    1,090           1,101
   Rogers Communications
      6.375%, 03/01/14                                    1,260           1,273
   Sprint Capital
      8.750%, 03/15/32                                    2,175           2,443
      8.375%, 03/15/12                                    3,430           3,737
      6.125%, 11/15/08                                    1,485           1,493
   Sprint Nextel
      6.000%, 12/01/16                                      705             669

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Telecom Italia Capital
      6.200%, 07/18/11                            $       1,730   $       1,751
      5.250%, 11/15/13                                      790             753
      5.250%, 10/01/15                                       90              84
      4.950%, 09/30/14                                    1,250           1,158
   Telefonica Emisiones
      6.221%, 07/03/17                                      445             444
      5.984%, 06/20/11                                    2,860           2,886
   Telefonica Europe
      7.750%, 09/15/10                                    1,925           2,041
   Verizon Communications
      5.500%, 04/01/17                                      475             458
   Verizon New Jersey, Ser A
      5.875%, 01/17/12                                    2,175           2,183
   Verizon New York, Ser A
      6.875%, 04/01/12                                      660             688
   Vodafone Group PLC
      5.625%, 02/27/17                                    1,765           1,688
      5.350%, 02/27/12                                      400             393
   Windstream
      8.625%, 08/01/16                                      920             973
                                                                  --------------
                                                                         51,513
                                                                  --------------
UTILITIES -- 1.7%
   Allegheny Energy Supply (C)
      8.250%, 04/15/12                                      880             937
   Arizona Public Services
      8.000%, 12/30/15                                    3,188           3,477
   CMS Energy
      6.550%, 07/17/17                                      750             740
   Cogentrix Energy (C)
      8.750%, 10/15/08                                    5,908           6,157
   DPL
      6.875%, 09/01/11                                    2,710           2,814
   Detroit Edison, Ser A
      6.625%, 06/01/36                                      990           1,042
   Dominion Resources
      5.700%, 09/17/12                                    3,270           3,273
      4.750%, 12/15/10                                    1,895           1,851
      4.125%, 02/15/08                                      810             803
   Duke Energy Carolinas
      6.250%, 01/15/12                                    2,105           2,161
      5.625%, 11/30/12                                    4,910           4,909
   Edison Mission Energy (C)
      7.625%, 05/15/27                                      420             397
      7.200%, 05/15/19                                    1,160           1,090
      7.000%, 05/15/17                                      880             829
   Exelon
      5.625%, 06/15/35                                    3,670           3,279
   Exelon Generation LLC (C)
      6.950%, 06/15/11                                    1,825           1,895
   FPL Energy American Wind (C)
      6.639%, 06/20/23                                    5,744           5,836
   FirstEnergy, Ser B
      6.450%, 11/15/11                                    1,980           2,030
   FirstEnergy, Ser C
      7.375%, 11/15/31                                    6,145           6,652
   Intergas Finance (C) (J)
      6.375%, 05/14/17                                    3,485           3,337
   Midamerican Energy Holdings
      6.125%, 04/01/36                                      890             860
   NRG Energy
      7.250%, 02/01/14                                    1,610           1,614
   Nevada Power, Ser A
      8.250%, 06/01/11                                    2,050           2,218


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nevada Power, Ser M
      5.950%, 03/15/16                            $         630   $         616
   Pacific Gas & Electric
      6.050%, 03/01/34                                    2,110           2,044
      5.800%, 03/01/37                                      800             746
   Power Contract Financing (C)
      6.256%, 02/01/10                                    2,799           2,816
   Public Service Colorado
      7.875%, 10/01/12                                    1,345           1,476
   Southern California Edison
      6.000%, 01/15/34                                    1,505           1,483
   Swepco Capital Trust I (F)
      5.250%, 10/01/43                                    4,255           4,216
   TXU Energy
      7.000%, 03/15/13                                      780             805
   TXU, Ser P
      5.550%, 11/15/14                                      540             458
   TXU, Ser Q
      6.500%, 11/15/24                                      400             331
   TXU, Ser R (J)
      6.550%, 11/15/34                                    4,305           3,482
                                                                  --------------
                                                                         76,674
                                                                  --------------
Total Corporate Obligations
   (Cost $1,081,813) ($ Thousands)                                    1,083,762
                                                                  --------------
ASSET-BACKED SECURITIES -- 26.5%

AUTOMOTIVE -- 0.5%
   AmeriCredit Automobile
      Receivables Trust,
      Ser 2003-DM, Cl A4
      2.840%, 08/06/10                                    1,134           1,130
   AmeriCredit Prime Automobile
      Receivables Trust,
      Ser 2007-1, Cl A3
      5.120%, 11/08/11                                    1,863           1,861
   Capital Auto Receivables Asset
      Trust, Ser 2006-1, Cl A3
      5.030%, 10/15/09                                    1,553           1,548
   Capital Auto Receivables Asset
      Trust, Ser 2006-2, Cl B
      5.070%, 12/15/11                                    2,620           2,585
   Capital Auto Receivables Asset
      Trust, Ser 2007-1, Cl A3A
      5.000%, 04/15/11                                    1,054           1,048
   Carmax Auto Owner Trust,
      Ser 2006-2, Cl A3
      5.150%, 02/15/11                                    2,476           2,470
   Carmax Auto Owner Trust,
      Ser 2007-2, Cl A3
      5.230%, 12/15/11                                    1,295           1,293
   DaimlerChrysler Auto Trust,
      Ser 2006-D, Cl A4
      4.940%, 02/08/12                                    1,190           1,176
   Ford Credit Auto Owner Trust,
      Ser 2005-A, Cl A3
      3.480%, 11/15/08                                      553             551
   Ford Credit Auto Owner Trust,
      Ser 2005-B, Cl A3
      4.170%, 01/15/09                                      449             447
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl A2
      5.290%, 01/18/11                                      931             931

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Honda Auto Receivables Owner
      Trust, Ser 2004-2, Cl A3
      3.300%, 06/16/08                            $         228   $         228
   Nissan Auto Receivables Owner
      Trust, Ser 2006-B, Cl A3
      5.160%, 02/15/10                                      705             704
   Triad Auto Receivables Owner
      Trust, Ser 2003-B, Cl A4
      3.200%, 12/13/10                                      317             312
   Triad Auto Receivables Owner
      Trust, Ser 2006-B, Cl A4 (F)
      5.520%, 07/12/07                                      563             564
   Triad Auto Receivables Owner
      Trust, Ser 2006-C, Cl A3
      5.260%, 11/14/11                                    1,039           1,037
   USAA Auto Owner Trust,
      Ser 2004-3, Cl A3
      3.160%, 02/17/09                                      119             119
   USAA Auto Owner Trust,
      Ser 2004-3, Cl A4
      3.530%, 06/15/11                                      940             927
   USAA Auto Owner Trust,
      Ser 2005-1, Cl A3
      3.900%, 07/15/09                                      149             148
   USAA Auto Owner Trust,
      Ser 2006-3, Cl A4
      5.360%, 06/15/12                                    1,046           1,046
   WFS Financial Owner Trust,
      Ser 2003-3, Cl A4
      3.250%, 05/20/11                                      482             481
   WFS Financial Owner Trust,
      Ser 2003-4, Cl A4
      3.150%, 05/20/11                                      189             188
   WFS Financial Owner Trust,
      Ser 2004-1, Cl A4
      2.810%, 08/22/11                                      352             349
   WFS Financial Owner Trust,
      Ser 2005-3, Cl A3A
      4.250%, 06/17/10                                      246             245
   Wachovia Auto Owner Trust,
      Ser 2004-A, Cl A4
      3.660%, 07/20/10                                    2,003           1,997
   Wachovia Auto Owner Trust,
      Ser 2005-B, Cl A2
      4.820%, 02/20/09                                      113             112
                                                                  --------------
                                                                         23,497
                                                                  --------------
CREDIT CARDS -- 0.3%
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
      5.590%, 11/17/14                                      502             502
   Capital One Master Trust,
      Ser 1998-1, Cl A
      6.310%, 06/15/11                                    5,046           5,084
   Chase Issuance Trust,
      Ser 2004-A9, Cl A9
      3.220%, 06/15/10                                    1,884           1,873
   Citibank Credit Card Issuance
      Trust, Ser 2004-A4, Cl A4
      3.200%, 08/24/09                                    2,209           2,203
   Discover Card Master Trust I,
      Ser 2003-1, Cl A3 (F)
      5.460%, 07/15/07                                      505             505


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MBNA Credit Card Master Note
      Trust, Ser 2003-A7, Cl A7
      2.650%, 11/15/10                            $       1,361   $       1,327
                                                                  --------------
                                                                         11,494
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 23.3%
   ABFS Mortgage Loan Trust,
      Ser 2002-1, Cl A5 (G)
      6.510%, 12/15/32                                    1,688           1,691
   ABS Home Equity Loan Trust,
      Ser 2001-HE3, Cl A1 (F)
      5.860%, 07/15/07                                      614             614
   AFC Home Equity Loan Trust,
      Ser 1998-1, Cl 1A2 (F)
      5.590%, 07/01/07                                      122             123
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A (F)
      5.560%, 07/25/07                                    5,502           5,509
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (F)
      8.070%, 07/12/07                                      780             663
   Ace Securities, Ser 2003-OP1,
      Cl M1 (F)
      6.020%, 07/26/07                                    1,000           1,007
   Ace Securities, Ser 2005-HE7,
      Cl A1B2 (F)
      5.620%, 07/27/07                                    1,423           1,424
   Adjustable Rate Mortgage NIM
      Trust, Ser 2005-4, Cl A
      5.500%, 12/27/35                                      287             229
   Adjustable Rate Mortgage Trust,
      Ser 2005-8, Cl 4A11 (F)
      5.442%, 07/01/07                                   11,655          11,341
   Aegis Asset-Backed Securities
      Trust, Ser 2003-3, Cl M1 (F)
      6.020%, 07/25/07                                      193             193
   American Home Mortgage
      Investment Trust, Ser 2004-1,
      Cl 4A (F)
      3.280%, 07/25/07                                      588             583
   American Home Mortgage
      Investment Trust, Ser 2004-4,
      Cl 4A (F)
      4.390%, 07/01/07                                    2,546           2,492
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 6A (F)
      5.294%, 07/25/07                                    7,294           7,234
   American Home Mortgage
      Investment Trust, Ser 2005-4,
      Cl 5A (F)
      5.350%, 07/25/07                                    6,299           6,241
   American Tower Trust,
      Ser 2007-1A, Cl AFX
      5.420%, 04/15/37                                    1,749           1,704
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (F)
      6.670%, 07/25/07                                    1,424           1,425
   Argent Securities, Ser 2003-W5,
      Cl M1 (F)
      6.020%, 07/25/07                                      600             604
   Argent Securities, Ser 2003-W9,
      Cl M1 (F)
      6.010%, 07/26/07                                    1,287           1,293

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Asset Securitization,
      Ser 1996-D2, Cl A1
      6.920%, 02/14/29                            $          18   $          18
   Asset-Backed Funding Certificates,
      Ser 2003-WF1, Cl A2 (F)
      6.070%, 07/25/07                                    2,506           2,516
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (G)
      4.300%, 06/25/35                                    2,154           2,127
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE4,
      Cl M2 (F)
      7.320%, 07/15/07                                      644             646
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE5,
      Cl M1 (F)
      6.070%, 07/15/07                                    1,733           1,737
   BNC Mortgage Loan Trust,
      Ser 2007-1, Cl M1 (F)
      5.560%, 07/25/07                                    6,300           6,317
   Banc of America Commercial
      Mortgage Securities, Ser 2002-PB2,
      Cl B
      6.309%, 06/11/35                                      659             676
   Banc of America Commercial
      Mortgage Securities, Ser 2003-1,
      Cl A2 (F)
      4.648%, 07/01/07                                      723             688
   Banc of America Commercial
      Mortgage Securities, Ser 2004-1,
      Cl A4
      4.760%, 11/10/39                                      794             752
   Banc of America Commercial
      Mortgage Securities, Ser 2004-2,
      Cl A5
      4.580%, 07/01/07                                      294             276
   Banc of America Commercial
      Mortgage Securities, Ser 2005-3,
      Cl A4
      4.668%, 07/10/43                                   11,300          10,507
   Banc of America Commercial
      Mortgage Securities, Ser 2005-4,
      Cl A5A
      4.933%, 07/01/07                                      290             274
   Banc of America Commercial
      Mortgage Securities, Ser 2005-5,
      Cl A4
      5.115%, 10/10/45                                      309             295
   Banc of America Commercial
      Mortgage Securities, Ser 2005-6,
      Cl A4
      5.182%, 07/01/07                                    2,079           2,005
   Banc of America Commercial
      Mortgage Securities, Ser 2006-2,
      Cl A1 (F)
      5.611%, 05/10/45                                    2,611           2,617
   Banc of America Commercial
      Mortgage Securities, Ser 2006-4,
      Cl AM
      5.675%, 07/10/46                                    8,370           8,225
   Banc of America Funding,
      Ser 2003-1, Cl A1
      6.000%, 05/20/33                                        5               5
   Banc of America Funding,
      Ser 2005-B, Cl 2A1 (F)
      5.112%, 07/01/07                                    6,385           6,321


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Mortgage
      Securities, Ser 2003-1, Cl 2A4
      5.000%, 02/25/18                            $       5,712   $       5,487
   Bear Stearns Asset-Backed
      Securities, Ser 2007-HE2,
      Cl 1A1 (F)
      5.420%, 07/31/07                                   14,533          14,535
   Bear Stearns Asset-Backed
      Securities, Ser 2000-2, Cl M2 (G)
      8.280%, 08/25/30                                    8,000           8,222
   Bear Stearns Asset-Backed
      Securities, Ser 2003-1, Cl A1 (F)
      5.820%, 07/25/07                                    4,926           4,938
   Bear Stearns Asset-Backed
      Securities, Ser 2006-HE1,
      Cl 2A1 (F)
      5.410%, 07/27/07                                    3,234           3,233
   Bear Stearns Asset-Backed
      Securities, Ser 2007-AQ2,
      Cl A1 (F)
      5.420%, 07/31/07                                    7,407           7,408
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA, Cl C
      4.937%, 05/14/16                                    1,656           1,644
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR6, Cl A6
      4.825%, 11/11/41                                      333             315
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T18,
      Cl A4 (F)
      4.933%, 07/01/07                                    1,318           1,248
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW15, Cl A3
      5.309%, 02/11/44                                    1,325           1,290
   Chase Commercial Mortgage
      Securities, Ser 2000-3, Cl A2
      7.319%, 10/15/32                                    2,575           2,687
   Chase Funding Mortgage Loan,
      Ser 2002-1, Cl 2A2 (F)
      5.820%, 07/25/07                                    2,139           2,140
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
      3.340%, 05/25/26                                    1,440           1,423
   Chase Mortgage Finance,
      Ser 2005-A1, Cl 2A3 (F)
      5.250%, 07/01/07                                   12,400          12,210
   Citicorp Residential Mortgage
      Securities, Ser 2006-1, Cl A2 (G)
      5.682%, 07/25/36                                    1,236           1,232
   Citicorp Residential Mortgage
      Securities, Ser 2006-2, Cl A2 (G)
      5.557%, 07/01/07                                    1,163           1,158
   Citigroup Commercial Mortgage
      Trust, Ser 2004-CA, Cl C (F)
      5.356%, 07/01/07                                      774             757
   Citigroup Mortgage Loan Trust,
      Ser 2005-HE4, Cl A2C (F)
      5.590%, 07/27/07                                    4,800           4,810
   Citigroup Mortgage Loan Trust,
      Ser 2006-FX1, Cl A1 (F)
      5.420%, 07/31/07                                    1,871           1,871
   Citigroup Mortgage Loan Trust,
      Ser 2007-AHL1, Cl A2A (F)
      5.360%, 07/25/07                                    1,587           1,587

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2
      7.546%, 11/17/32                            $       5,730   $       5,904
   Commercial Mortgage Pass-Through
      Certificate, Ser 1999-1, Cl E (F)
      7.224%, 07/01/07                                    2,734           2,779
   Commercial Mortgage Pass-Through
      Certificate, Ser 2000-C1, Cl C
      7.706%, 08/15/33                                      391             413
   Commercial Mortgage Pass-Through
      Certificate, Ser 2004-LB3A,
      Cl B (F)
      5.281%, 07/01/07                                    1,225           1,192
   Commercial Mortgage Pass-Through
      Certificate, Ser 2005-C6,
      Cl A3 (F)
      5.144%, 07/10/07                                   12,000          11,717
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
      8.130%, 08/15/31                                    2,102           2,125
   Conseco Finance Securitization,
      Ser 2000-4, Cl A6
      8.310%, 05/01/32                                    1,500           1,226
   Conseco Finance, Ser 2001-D,
      Cl A5 (G)
      6.190%, 11/15/32                                    2,570           2,574
   Contimortgage Home Equity Loan
      Trust, Ser 1997-1, Cl A9
      7.050%, 03/15/28                                       82              82
   Contimortgage Home Equity Loan
      Trust, Ser 1997-2, Cl A9
      7.090%, 04/15/28                                      100              99
   Countrywide Alternative Loan Trust,
      Ser 2003-20CB, Cl 1A1
      5.500%, 10/25/33                                    1,831           1,748
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
      6.000%, 02/25/34                                    1,099           1,094
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (F)
      6.129%, 07/01/07                                      912             913
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1 (F)
      5.630%, 07/25/07                                    9,709           9,742
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (F)
      5.649%, 07/20/07                                   11,813          11,855
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO (E)
      1.710%, 07/01/07                                   24,340             788
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO (H)
      2.500%, 05/20/46                                   41,294           1,741
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1 (F)
      5.390%, 07/25/07                                    2,297           2,297
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC2,
      Cl 2A1 (F)
      5.920%, 07/25/07                                       38              38
   Countrywide Asset-Backed
      Certificates, Ser 2004-11,
      Cl A2 (F)
      5.700%, 07/25/07                                      238             238


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed
      Certificates, Ser 2004-14,
      Cl A4 (F)
      5.600%, 07/25/07                            $       1,140   $       1,143
   Countrywide Asset-Backed
      Certificates, Ser 2005-15,
      Cl 1AF1 (F)
      5.460%, 07/25/07                                    5,168           5,168
   Countrywide Asset-Backed
      Certificates, Ser 2006-IM1,
      Cl A1 (F)
      5.410%, 07/27/07                                    1,156           1,156
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1, Cl A2
      5.549%, 08/25/21                                    2,572           2,561
   Countrywide Asset-Backed
      Certificates, Ser 2007-3,
      Cl 2A1 (F)
      5.420%, 07/25/07                                      713             713
   Countrywide Asset-Backed
      Certificates, Ser 2007-S2, Cl A2
      5.649%, 05/25/37                                    3,354           3,333
   Countrywide Asset-Backed
      Certificates, Ser 2006-10, Cl MV1
      5.580%, 07/25/07                                   10,450          10,424
   Countrywide Home Equity Loan
      Trust, Ser 2004-K, Cl A2 (F)
      5.620%, 07/15/07                                    1,925           1,928
   Countrywide Home Equity Loan
      Trust, Ser 2005-F, Cl 2A (F)
      5.560%, 07/15/07                                    6,838           6,844
   Countrywide Home Equity Loan
      Trust, Ser 2005-H, Cl 2A (F)
      5.560%, 07/15/07                                    5,905           5,911
   Countrywide Home Equity Loan
      Trust, Ser 2005-M, Cl A2 (F)
      5.440%, 07/15/07                                    7,376           7,375
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 1A1 (F)
      5.294%, 07/01/07                                    2,478           2,501
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A1 (F)
      5.150%, 07/01/07                                    1,485           1,480
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A2 (F)
      5.150%, 07/01/07                                      323             322
   Countrywide Home Loans,
      Ser 2005-R3, Cl AF (F)
      5.720%, 07/25/07                                    7,398           7,445
   Countrywide Home Loans,
      Ser 2006-HYB1, Cl 1A1 (F)
      5.365%, 07/20/07                                    3,471           3,438
   Credit Suisse First Boston Mortgage
      Securities, Ser 1998-C2, Cl A2
      6.300%, 11/15/30                                   10,350          10,432
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29,
      Cl A (G)
      5.600%, 09/25/31                                    1,296           1,276
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
      5.183%, 11/15/36                                   17,371          16,991
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-AR24,
      Cl 2A4 (F)
      4.028%, 07/01/07                                   11,096          10,891

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C4, Cl A4
      5.137%, 08/15/36                            $       1,339   $       1,300
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C5, Cl A4 (F)
      4.829%, 07/15/07                                    1,815           1,713
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C1,
      Cl AAB (F)
      4.815%, 07/01/07                                      589             570
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C2, Cl A4
      4.832%, 04/15/37                                      588             553
   Criimi Mae Commercial Mortgage,
      Ser 1998-C1, Cl A2
      7.000%, 06/02/33                                    4,454           4,416
   DLJ Commercial Mortgage,
      Ser 1999-CG1, Cl A1B
      6.460%, 03/10/32                                    4,762           4,818
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B (F)
      5.720%, 07/19/07                                    5,651           5,679
   DSLA Mortgage Loan Trust,
      Ser 2004-AR3, Cl B2 (F)
      6.420%, 07/20/07                                      772             764
   Duke Funding Ltd., Ser 2004-6B,
      Cl A1S1 (F) (K)
      5.420%, 07/09/07                                    8,828           8,828
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1 (F)
      5.790%, 07/25/07                                    2,114           2,123
   Equivantage Home Equity Loan
      Trust, Ser 1997-2, Cl A3 (G)
      7.775%, 07/01/07                                      231             230
   FFCA Secured Lending,
      Ser 1999-1A, IO (F) (H)
      1.468%, 07/01/07                                    9,719             413
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2004-FF10,
      Cl A2 (F)
      5.720%, 07/26/07                                      307             307
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2004-FF11,
      Cl 1A2 (F)
      5.670%, 07/25/07                                      379             379
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2005-FF10,
      Cl A4 (F)
      5.640%, 07/25/07                                    8,400           8,384
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2005-FF9,
      Cl A3 (F)
      5.600%, 07/25/07                                    9,500           9,504
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2005-FFH4,
      Cl N1
      5.682%, 12/25/35                                       41              37
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2006-FFA,
      Cl A3 (F)
      5.440%, 07/25/07                                    7,579           7,576
   First Horizon ABS Trust, Ser 2004-HE2,
      Cl A (F)
      5.540%, 07/25/07                                    2,531           2,532


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Union National Bank,
      Ser 2001-C4, Cl B
      6.417%, 12/12/33                            $         809   $         832
   First Union-Lehman Brothers
      Commercial Mortgage, Ser 1998-C2,
      Cl A2
      6.560%, 11/18/35                                    2,547           2,557
   Fleet Home Equity Trust, Ser 2001-1,
      Cl A (F)
      5.530%, 07/01/07                                      163             163
   Fund America Investors, Ser 1993-A,
      Cl A2 (F)
      6.447%, 07/01/07                                      345             344
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
      6.030%, 08/11/33                                      760             766
   GE Capital Commercial Mortgage,
      Ser 2002-1A, Cl A3
      6.269%, 12/10/35                                    5,610           5,748
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                   12,500          12,164
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (F)
      5.190%, 07/01/07                                    2,067           1,999
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A (F)
      5.334%, 07/01/07                                   12,650          12,493
   GE Capital Commercial Mortgage,
      Ser 2006-C1, Cl A3 (F)
      5.519%, 07/01/07                                    2,455           2,413
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4 (F)
      5.489%, 07/01/07                                    4,300           4,188
   GMAC Commercial Mortgage
      Securities, Ser 1998-C1, Cl A2
      6.700%, 05/15/30                                    6,629           6,656
   GMAC Commercial Mortgage
      Securities, Ser 1999-C2, Cl A2
      6.945%, 09/15/33                                      238             243
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
      3.118%, 03/10/38                                      483             474
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A1
      3.896%, 08/10/38                                      164             161
   GMAC Commercial Mortgage
      Securities, Ser 2006-C1, Cl A4 (F)
      5.238%, 07/01/07                                    4,800           4,609
   GMAC Mortgage Loan Trust,
      Ser 2004-HE2, Cl A2 (F)
      2.880%, 07/25/07                                      140             138
   GMAC Mortgage Loan Trust,
      Ser 2004-HE4, Cl A1VN (F)
      5.600%, 07/25/07                                    1,204           1,204
   GMAC Mortgage Loan Trust,
      Ser 2005-HE3, Cl A1VN (F)
      5.580%, 07/25/07                                   15,335          15,349
   GMAC Mortgage Loan Trust,
      Ser 2007-HE1, Cl A2
      5.621%, 08/25/37                                    4,497           4,465
   GS Mortgage Securities, Ser 1998-C1,
      Cl B
      6.970%, 10/18/30                                    1,189           1,205

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GS Mortgage Securities, Ser 1998-GLII,
      Cl A2
      6.562%, 04/13/31                            $       4,363   $       4,381
   GS Mortgage Securities, Ser 2004-GG2,
      Cl A6
      5.396%, 08/10/38                                      544             532
   GS Mortgage Securities, Ser 2005-GG4,
      Cl A4A
      4.751%, 07/10/39                                    6,500           6,076
   GS Mortgage Securities, Ser 2005-GG4,
      Cl AABA
      4.680%, 07/10/39                                      350             335
   GS Mortgage Securities, Ser 2006-GG6,
      Cl AM (F)
      5.622%, 04/10/38                                    4,300           4,223
   GSAA Home Equity Trust,
      Ser 2006-2, Cl 2A1 (F)
      5.420%, 07/27/07                                    8,075           8,071
   GSMPS Mortgage Loan Trust,
      Ser 1998-1, Cl A
      8.000%, 09/19/27                                       94              98
   GSR Mortgage Loan Trust,
      Ser 2003-13, Cl 1A1 (F)
      4.498%, 07/01/07                                    7,565           7,309
   General Electric Capital Assurance,
      Ser 2003-1, Cl A4
      5.254%, 05/12/35                                    7,530           7,354
   Greenwich Capital Commercial
      Funding, Ser 2005-GG3, Cl AAB
      4.619%, 08/10/42                                    6,305           6,030
   HSI Asset Securitization Trust,
      Ser 2005-I1, Cl 2A3 (F)
      5.610%, 07/27/07                                    8,000           7,925
   HSI Asset Securitization Trust,
      Ser 2005-NC1, Cl 2A4 (F)
      5.640%, 07/25/07                                    1,215           1,215
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (E)
      1.435%, 07/01/07                                   20,394             395
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (F) (H)
      1.981%, 07/01/07                                   29,486             742
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (F) (H)
      1.817%, 07/01/07                                   25,624             569
   Harborview Mortgage Loan Trust,
      Ser 2007-3, Cl 2A1A (F)
      5.520%, 07/19/07                                   16,776          16,776
   Heller Financial Commercial
      Mortgage, Ser 1999-PH1, Cl C (F)
      7.040%, 07/15/07                                      250             255
   Home Equity Asset Trust NIM,
      Ser 2005-5N, Cl A
      5.500%, 12/27/35                                      499             349
   Home Equity Asset Trust, Ser 2003-4,
      Cl M2 (F)
      7.720%, 07/25/07                                    1,275           1,277
   Impac Secured Assets CMO
      Owners Trust, Ser 2006-3,
      Cl A4 (F)
      5.410%, 07/27/07                                    7,557           7,557
   Impac Secured Assets CMO
      Owners Trust, Ser 2007-1,
      Cl A1 (F)
      5.380%, 07/25/07                                   19,470          19,467


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indymac INDA Mortgage Loan
      Trust, Ser 2005-AR2, Cl 1A1 (F)
      4.881%, 07/01/07                            $         659   $         656
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR12,
      Cl AX2, IO (E) (H)
      1.589%, 07/01/07                                   13,791             278
   Indymac Seconds Asset-Backed
      Trust, Ser 2006-A, Cl A (F)
      5.450%, 07/25/07                                    3,853           3,853
   JPMorgan Chase Commercial
      Mortgage, Ser 2001-CIB2, Cl A3
      6.429%, 04/15/35                                    5,170           5,311
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-C2, Cl A2
      5.050%, 12/12/34                                    3,078           2,992
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-CIB5, Cl A2
      5.161%, 10/12/37                                      590             577
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-CB7,
      Cl A4 (F)
      4.879%, 07/12/07                                    1,093           1,045
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB11,
      Cl ASB
      5.201%, 08/12/37                                      878             860
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB12, Cl A4
      4.895%, 09/12/37                                      680             640
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB13,
      Cl AM (F)
      5.335%, 07/01/07                                      582             565
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP3,
      Cl ASB
      4.893%, 08/15/42                                    1,171           1,128
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP4,
      Cl A4 (F)
      4.918%, 07/01/07                                    3,700           3,486
   JPMorgan Mortgage Trust,
      Ser 2005-A3, Cl 11A2 (F)
      4.511%, 07/25/07                                   12,385          11,510
   JPMorgan Mortgage Trust,
      Ser 2006-A2, Cl 2A2 (F)
      5.773%, 07/01/07                                   12,600          12,451
   JPMorgan Mortgage Trust,
      Ser 2006-A3, Cl 3A4 (F)
      5.768%, 07/01/07                                   13,560          13,404
   LB Commercial Conduit Mortgage
      Trust, Ser 1999-C2, Cl B
      7.425%, 10/15/32                                      378             393
   LB-UBS Commercial Mortgage
      Trust, Ser 2002-C2, Cl A4
      5.594%, 06/15/31                                    7,367           7,354
   LB-UBS Commercial Mortgage
      Trust, Ser 2003-C5, Cl A2
      3.478%, 07/15/27                                    1,000             980
   LB-UBS Commercial Mortgage
      Trust, Ser 2003-C8, Cl A4
      5.124%, 11/15/32                                      893             865
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C7, Cl AM (F)
      5.263%, 07/11/07                                      662             636

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C2, Cl A2
      5.303%, 02/15/40                            $       1,215   $       1,198
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (F)
      5.650%, 07/27/07                                    1,514           1,517
   MLCC Mortgage Investors,
      Ser 2004-B, Cl A3 (F)
      7.034%, 07/01/07                                    1,451           1,465
   Master Asset-Backed Securities
      Trust, Ser 2005-AB1, Cl A1B (G)
      5.143%, 07/01/07                                      423             421
   Master Asset-Backed Securities
      Trust, Ser 2006-AB1, Cl A1 (F)
      5.460%, 07/27/07                                    8,815           8,816
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1
      6.000%, 08/25/34                                    4,906           4,867
   Master Seasoned Securities Trust,
      Ser 2004-2, Cl A2
      6.500%, 08/25/32                                    5,146           5,190
   Merrill Lynch First Franklin
      Mortgage Loan Trust, Ser 2007-1,
      Cl M1 (F)
      5.702%, 07/27/07                                    2,084           2,088
   Merrill Lynch Mortgage Investors
      Trust, Ser 2003-OPT1, Cl A3 (F)
      5.680%, 07/25/34                                    1,227           1,231
   Merrill Lynch Mortgage Investors
      Trust, Ser 2004-A1, Cl 4A (F)
      5.347%, 07/01/07                                    8,166           7,997
   Merrill Lynch Mortgage Investors
      Trust, Ser 2005-HE2, Cl A2A (F)
      5.430%, 07/27/07                                      498             498
   Merrill Lynch Mortgage Investors
      Trust, Ser 2005-SL3, Cl A1 (F)
      5.550%, 07/10/07                                    1,963           1,963
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-WMC2,
      Cl A2D (G)
      5.895%, 07/25/07                                    5,200           5,137
   Merrill Lynch Mortgage Investors
      Trust, Ser 2007-SL1, Cl A1 (F)
      5.620%, 07/11/07                                    8,295           8,296
   Merrill Lynch Mortgage Trust,
      Ser 2004-BPC1, Cl A5
      4.855%, 10/12/41                                    2,431           2,301
   Merrill Lynch Mortgage Trust,
      Ser 2004-MKB1, Cl B
      5.280%, 02/12/42                                      465             450
   Merrill Lynch Mortgage Trust,
      Ser 2005-CIP1, Cl AM (F)
      5.107%, 07/01/07                                      563             535
   Merrill Lynch Mortgage Trust,
      Ser 2005-LC1, Cl A4 (F)
      5.291%, 07/01/07                                    2,066           1,993
   Merrill Lynch Mortgage Trust,
      Ser 2005-MCP1, Cl A4 (F) (J)
      4.747%, 06/12/43                                    3,780           3,528
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2006-4, Cl ASB
      5.133%, 12/12/49                                    3,136           3,023


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-5, Cl A4
      5.378%, 08/12/48                            $       2,700   $       2,595
   Morgan Stanley Capital I, Ser 2003-IQ5,
      Cl A4 (F)
      5.010%, 07/01/07                                    2,161           2,092
   Morgan Stanley Capital I, Ser 2003-NC8,
      Cl M1 (F)
      6.020%, 07/27/07                                    2,200           2,201
   Morgan Stanley Capital I, Ser 2004-HQ3,
      Cl D
      4.900%, 01/13/41                                      124             118
   Morgan Stanley Capital I, Ser 2004-T13,
      Cl B
      4.760%, 09/13/45                                      578             546
   Morgan Stanley Capital I, Ser 2005-HQ5,
      Cl AAB
      5.037%, 01/14/42                                    1,700           1,654
   Morgan Stanley Capital I, Ser 2005-HQ6,
      Cl A4A
      4.989%, 08/13/42                                    5,600           5,312
   Morgan Stanley Capital I, Ser 2005-HQ7,
      Cl AAB (F)
      5.350%, 07/01/07                                    2,806           2,747
   Morgan Stanley Capital I, Ser 2006-WMC1,
      Cl A2A (F)
      5.390%, 07/25/07                                      259             259
   Morgan Stanley Capital I, Ser 2007-HE2,
      Cl A2A (F)
      5.360%, 07/25/07                                      776             776
   Morgan Stanley Capital I, Ser 2007-IQ14,
      Cl A4
      5.692%, 04/15/49                                    5,600           5,515
   Morgan Stanley Dean Witter
      Capital, Ser 2000-LIFE, Cl A2
      7.570%, 11/15/36                                    3,062           3,181
   Morgan Stanley Dean Witter
      Capital, Ser 2002-IQ2, Cl A3
      5.520%, 12/15/35                                      948             947
   Morgan Stanley Dean Witter
      Capital, Ser 2003-NC4, Cl M2 (F)
      8.320%, 07/25/07                                      341             341
   Morgan Stanley Home Equity
      Loans, Ser 2007-1, Cl A1 (F)
      5.370%, 07/25/07                                      743             743
   Morgan Stanley Mortgage Loan
      Trust, Ser 2007-6XS, Cl 2A1S (F)
      5.430%, 07/25/07                                      681             681
   Mortgage Capital Funding,
      Ser 1998-MC2, Cl A2
      6.423%, 06/18/30                                    4,141           4,146
   New Century Home Equity Loan
      Trust, Ser 2003-B, Cl M1 (F)
      5.970%, 07/27/07                                    1,917           1,923
   New Century Home Equity Loan
      Trust, Ser 2004-A, Cl AII3 (F)
      4.450%, 07/01/07                                    1,823           1,810
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2 (G)
      4.461%, 07/25/07                                    4,458           4,423
   Novastar Home Equity Loan,
      Ser 2007-1, Cl A2A1 (F)
      5.420%, 07/31/07                                   14,868          14,866

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (F)
      5.920%, 07/25/07                            $         549   $         549
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (F)
      5.970%, 07/23/07                                    1,244           1,248
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (F)
      7.820%, 07/27/07                                      130             116
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (F)
      7.820%, 07/27/07                                      280             216
   Option One Mortgage Securities,
      Ser 2005-3A, Cl N1
      5.438%, 08/26/35                                      370             306
   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM (F)
      5.510%, 08/18/07                                    5,795           5,795
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (G)
      5.424%, 12/25/36                                    8,216           8,177
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-5A, Cl N1
      5.500%, 10/25/36                                       56              55
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (F)
      5.720%, 07/27/07                                      851             854
   Residential Asset Mortgage
      Products, Ser 2003-RS11,
      Cl MII1 (F)
      6.050%, 07/25/07                                      188             188
   Residential Asset Mortgage
      Products, Ser 2003-RS2,
      Cl AII (F)
      5.660%, 07/25/07                                      105             105
   Residential Asset Mortgage
      Products, Ser 2003-RS7,
      Cl AI6 (F)
      5.340%, 07/01/07                                      690             673
   Residential Asset Mortgage
      Products, Ser 2004-SL1, Cl A8
      6.500%, 11/25/31                                    3,141           3,154
   Residential Asset Mortgage
      Products, Ser 2007-RS1,
      Cl A1 (F)
      5.400%, 07/09/07                                    6,607           6,607
   Residential Asset Securities,
      Ser 2006-EMX2, Cl A1 (F)
      5.400%, 07/27/07                                    2,993           2,994
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 2A1 (F)
      5.244%, 07/01/07                                    4,049           4,025
   Residential Funding Mortgage
      Securities, Ser 2000-HI1,
      Cl AI7 (G)
      8.290%, 02/25/25                                    3,233           3,223
   Residential Funding Mortgage
      Securities, Ser 2005-HS1,
      Cl AI1 (F)
      5.440%, 07/25/07                                    5,186           5,174
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (C) (F)
      5.420%, 07/25/07                                    8,097           8,097


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SB Finance NIM Trust, Ser 2005-HE3,
      Cl N1 (C)
      4.750%, 09/25/35                            $         825   $         742
   SB Finance NIM Trust, Ser 2005-WFH2,
      Cl N1 (C)
      5.000%, 06/25/35                                      267             264
   Salomon Brothers Mortgage
      Securities VII, Ser 2001-C2, Cl A3
      6.499%, 10/13/11                                    5,750           5,920
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE5N, Cl A1 (C)
      5.800%, 08/25/35                                      359             269
   Sharps SP I LLC NIM Trust,
      Ser 2005-WF1N, Cl NA (C)
      6.150%, 05/25/35                                      141             127
   Soundview Home Equity Loan
      Trust, Ser 2005-OPT4, Cl M8 (F)
      7.820%, 07/25/07                                      500             448
   Start, Ser 2003-1, Cl X (E)
      4.130%, 07/21/07                                    5,325           5,298
   Start, Ser 2003-2, Cl X (E)
      4.600%, 07/21/07                                    5,752           5,749
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-19XS,
      Cl 1A1 (F)
      5.640%, 07/26/07                                    2,824           2,835
   Structured Asset Securities,
      Ser 2004-19XS, Cl A2 (G)
      4.370%, 07/01/07                                      953             947
   Structured Asset Securities,
      Ser 2005-17, Cl 5A1 (F)
      5.500%, 07/01/07                                    3,834           3,673
   Structured Asset Securities,
      Ser 2006-GEL4, Cl A1 (F)
      5.440%, 07/27/07                                    5,496           5,483
   Terwin Mortgage Trust, Ser 2005-9HGS,
      Cl A1 (F)
      4.000%, 07/01/07                                    2,636           2,605
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1 (F)
      4.500%, 03/25/37                                    7,734           7,637
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl AX, IO (F)
      20.000%, 03/25/37                                   1,946               2
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1 (F)
      4.500%, 05/25/37                                    7,118           7,049
   Terwin Mortgage Trust, Ser 2006-6,
      Cl A1
      4.500%, 07/25/37                                    5,588           5,534
   Terwin Mortgage Trust, Ser 2006-HF1,
      Cl A1A
      4.500%, 02/25/37                                    2,766           2,748
   Thornburg Mortgage Securities
      Trust, Ser 2005-3, Cl 2A1 (F) (J)
      5.560%, 07/25/07                                   13,410          13,421
   Thornburg Mortgage Securities
      Trust, Ser 2006-1, Cl A3 (F)
      5.490%, 07/01/07                                   22,604          22,585
   Thornburg Mortgage Securities
      Trust, Ser 2006-3, Cl A2 (F)
      5.425%, 07/25/07                                   14,550          14,534
   Thornburg Mortgage Securities
      Trust, Ser 2006-3, Cl A3 (F)
      5.430%, 07/25/07                                   14,588          14,565

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2002-C1A,
      Cl A4
      6.287%, 04/15/34                            $       1,543   $       1,583
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2002-C2,
      Cl A4
      4.980%, 11/15/34                                    1,816           1,758
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C6,
      Cl A3
      4.957%, 08/15/35                                      737             722
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C7,
      Cl A2 (F)
      5.077%, 07/01/07                                    1,690           1,632
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C8,
      Cl A3
      4.445%, 11/15/35                                      839             814
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C9,
      Cl A4
      5.012%, 12/15/35                                      566             544
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C9,
      Cl B (F)
      5.109%, 07/01/07                                      334             322
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C10,
      Cl A4
      4.748%, 02/15/41                                    5,127           4,842
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C11,
      Cl B (F)
      5.306%, 07/01/07                                    1,641           1,589
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C15,
      Cl B (F)
      4.892%, 07/01/07                                      806             759
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005 C-22,
      Cl A4 (F)
      5.441%, 07/01/07                                    4,131           4,001
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C18,
      Cl A4
      4.935%, 04/15/42                                    1,792           1,695
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C19,
      Cl A6
      4.699%, 05/15/44                                      685             636
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C20,
      Cl A7 (F)
      5.118%, 07/01/07                                    1,476           1,411
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C21,
      Cl A4 (F)
      5.371%, 07/01/07                                    1,447           1,402
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C25,
      Cl AM (F)
      5.951%, 07/01/07                                      450             448


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C26,
      Cl APB
      5.997%, 06/15/45                            $       2,047   $       2,069
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2003-MS1,
      Cl 1A
      5.000%, 02/25/18                                    2,186           2,096
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2003-MS2,
      Cl 3A1
      5.000%, 03/25/18                                    6,750           6,483
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2005-AR13,
      Cl A1A1 (F)
      5.610%, 07/25/07                                    6,309           6,320
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2005-AR15,
      Cl A1A2 (F)
      5.600%, 07/25/07                                    8,929           8,960
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2005-AR16,
      Cl 1A4A (F)
      5.121%, 07/25/07                                   12,955          12,709
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2005-AR19,
      Cl A1A2 (F)
      5.610%, 07/25/07                                    8,921           8,946
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8B (F)
      5.000%, 07/01/07                                      590             521
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-H,
      Cl A1 (F)
      4.527%, 07/01/07                                    8,209           7,951
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I,
      Cl B1 (F)
      5.460%, 07/01/07                                      625             625
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-17,
      Cl 1A1 (F)
      5.500%, 07/01/07                                   10,954          10,462
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-2,
      Cl 3A1
      5.750%, 03/25/36                                    2,076           2,030
   Zuni Mortgage Loan Trust,
      Ser 2006-OA1, Cl A1 (F)
      5.450%, 07/25/07                                   10,234          10,229
                                                                  --------------
                                                                      1,033,621
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 2.4%
   CNH Equipment Trust, Ser 2004-A,
      Cl A4A (F)
      5.430%, 07/15/07                                    1,744           1,746
   California Infrastructure PG&E,
      Ser 1997-1, Cl A8
      6.480%, 12/26/09                                      171             171
   California Infrastructure SCE,
      Ser 1997-1, Cl A7
      6.420%, 12/26/09                                      733             735
   Connecticut RRB Special Purpose
      Trust, Ser 2001-1, Cl A5
      6.210%, 12/30/11                                      721             735

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
      5.261%, 04/25/37                            $       1,743   $       1,706
   Embarcadero Aircraft Securitization,
      Ser 2000-A, Cl A1 (F)
      5.679%, 07/15/07                                    4,300           3,569
   GSAMP Trust, Ser 2003-SEA,
      Cl A1 (F)
      5.720%, 07/25/07                                    4,312           4,331
   Great America Leasing
      Receivables, Ser 2006-1, Cl A3
      5.340%, 01/15/10                                    1,203           1,201
   Green Tree Financial, Ser 1993-4,
      Cl A5
      7.050%, 01/15/19                                      484             488
   Green Tree Financial, Ser 1996-5,
      Cl A6
      7.750%, 07/15/27                                    1,394           1,442
   Lehman XS Trust, Ser 2005-5N,
      Cl 1A1 (F)
      5.620%, 07/01/07                                    7,464           7,479
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (F)
      7.070%, 07/31/07                                    1,800           1,615
   Lehman XS Trust, Ser 2006-7,
      Cl 2A1 (F)
      5.390%, 07/25/07                                    2,035           2,034
   Lehman XS Trust, Ser 2007-9,
      Cl 1A1
      5.440%, 07/25/07                                   15,871          15,870
   Long Beach Asset Holdings,
      Ser 2005-WL1, Cl N1
      5.193%, 06/25/45                                      236             232
   MSCC Heloc Trust, Ser 2005-1,
      Cl A (F)
      5.510%, 07/25/07                                      734             735
   Master Specialized Loan Trust,
      Ser 2007-2, Cl A (F)
      5.670%, 07/28/07                                   13,557          13,557
   Mid-State Trust, Ser 11, Cl A1
      4.864%, 07/15/38                                    5,356           5,004
   Oncor Electric Delivery Transition
      Bond, Ser 2003-1, Cl A2
      4.030%, 02/15/12                                    4,458           4,382
   SLC Student Loan Trust, Ser 2006-2,
      Cl B (F)
      5.590%, 09/19/07                                    5,250           5,258
   SLM Student Loan Trust, Ser 2006-9,
      Cl B (F)
      5.590%, 07/12/07                                    4,000           4,000
   SLM Student Loan Trust, Ser 2006-C,
      Cl C (F)
      5.745%, 09/28/07                                    4,000           3,968
   Saco I Trust, Ser 2005-9, Cl A1 (F)
      5.570%, 07/27/07                                    1,055           1,055
   Saco I Trust, Ser 2005-WM3,
      Cl A1 (F)
      5.580%, 07/27/07                                    2,362           2,362
   Saco I Trust, Ser 2006-6, Cl A (F)
      5.450%, 07/25/07                                    4,912           4,911
   Securitized Asset-Backed
      Receivables LLC, Ser 2005-FR4,
      Cl A3 (F)
      5.520%, 07/25/07                                      915             915


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Asset Investment Loan
      Trust NIM Notes,
      Ser 2005-11A, Cl A
      7.500%, 01/27/36                            $         315   $          57
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2 (F)
      8.320%, 07/25/07                                      268             269
   Structured Asset Investment Loan
      Trust, Ser 2005-8, Cl A2 (F)
      5.450%, 07/25/07                                      607             607
   Structured Asset Securities,
      Ser 2007-BC2, Cl A2 (F)
      5.410%, 07/25/07                                   15,901          15,899
   TMS SBA Loan Trust, Ser 1999-1,
      Cl A (F)
      6.050%, 07/15/07                                      335             333
                                                                  --------------
                                                                        106,666
                                                                  --------------
Total Asset-Backed Securities
   (Cost $1,194,397) ($ Thousands)                                    1,175,278
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 15.6%
   U.S. Treasury Bills (B)
      4.625%, 02/15/17 (J)                                4,164           4,033
      2.375%, 04/15/11 (D) (J)                           27,661          27,358
   U.S. Treasury Bonds
      10.375%, 11/15/12 (J)                               7,950           8,102
      8.875%, 02/15/19 (J)                                4,397           5,815
      8.125%, 08/15/19                                    7,039           8,901
      7.500%, 11/15/16                                    3,162           3,729
      6.625%, 02/15/27 (J)                                2,742           3,212
      6.250%, 08/15/23 to 05/15/30 (J)                   25,940          29,005
      6.125%, 11/15/27 (J)                               27,305          30,432
      5.375%, 02/15/31 (J)                                6,923           7,109
      5.250%, 02/15/29 (J)                                2,670           2,688
      4.500%, 03/31/12 to 02/15/36 (J)                  101,849          98,763
      3.875%, 04/15/29 (D)                                4,562           5,508
      3.625%, 04/15/28 (D)(J)                            12,863          14,902
      2.375%, 01/15/25 to 01/15/27 (D)(J)                30,124          28,962
      2.000%, 01/15/26 (D)                                  666             603
   U.S. Treasury Notes
      5.125%, 05/15/16 (J)                               42,446          42,685
      5.000%, 07/31/08                                      600             600
      4.875%, 05/31/09                                    1,079           1,079
      4.875%, 10/31/08 to 02/15/12 (J)                   95,031          94,910
      4.750%, 05/31/12                                    1,855           1,841
      4.750%, 02/15/10 to 02/15/37 (J)                   43,731          43,129
      4.625%, 12/31/11                                       10              10
      4.625%, 11/15/09 to 02/29/12 (J)                   15,461          15,301
      4.500%, 04/30/09 to 05/15/17 (J)                   51,089          50,066
      4.250%, 08/15/15                                    1,313           1,246
      4.000%, 08/31/07                                      577             576
      3.875%, 09/15/10                                    2,420           2,348
      3.500%, 11/15/09                                   24,934          24,159
      3.375%, 01/15/12 (D)                                  361             372
      2.500%, 07/15/16 (D)(J)                            17,534          17,338
      2.000%, 07/15/14 (D)(J)                            15,169          14,561
      1.875%, 07/15/15 (D)(J)                            17,547          16,581
      0.875%, 04/15/10 (D)                                   87              83
      4.375%, 12/15/10 (J)                               11,550          11,361
      4.250%, 08/15/14 to 11/15/14 (J)                   22,197          21,187
      4.000%, 04/15/10 (J)                               14,750          14,410
      3.750%, 05/15/08 (J)                                1,070           1,058
      3.500%, 02/15/10 (J)                                3,310           3,197
      3.375%, 10/15/09 (J)                                6,760           6,540

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   U.S. Treasury STRIPS
      3.758%, 08/15/19 (A)                        $      15,040   $       8,035
      5.495%, 11/15/21 (A)(J)                            43,310          20,396
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $697,351) ($ Thousands)                                        692,191
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
   FHLB
      5.400%, 01/02/09                                    3,480           3,477
      4.050%, 01/21/09                                    2,000           1,965
      3.310%, 01/23/09 (J)                                2,000           1,943
   FHLMC
      5.189%, 07/16/07 to 11/09/07 (E)                      977             968
      6.875%, 09/15/10 (J)                                5,560           5,831
      6.625%, 09/15/09 (J)                                3,800           3,911
      6.000%, 06/15/11 (J)                                5,360           5,502
      5.625%, 11/23/35 (J)                                4,830           4,518
      4.750%, 03/05/12 (J)                                5,900           5,774
      4.625%, 05/28/13 (J)                                3,750           3,589
   FICO STRIPS
      5.239%, 09/26/19 (E)                                4,904           2,527
   FNMA
      7.250%, 01/15/10 (J)                                5,800           6,079
      7.125%, 06/15/10 (J)                                6,400           6,733
      6.625%, 09/15/09                                       20              20
      6.250%, 02/01/11 (J)                                8,000           8,268
      6.000%, 05/15/11 (J)                                6,100           6,260
      1.000%, 03/17/04 (E)                                3,300           3,181
      5.179%, 07/02/07 to 11/02/07 (E)                    1,050           1,033
   Small Business Administration,
      Ser 2003-P10A, Cl 1
      4.524%, 02/10/13                                    3,697           3,528
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $76,079) ($ Thousands)                                          75,107
                                                                  --------------
COMMERCIAL PAPER (A) -- 2.5%

FINANCIAL SERVICES -- 2.5%
   AGFC
      5.284%, 07/06/07                                   30,000          29,978
   American Express
      5.264%, 07/10/07                                   11,000          10,986
   ING Funding
      5.277%, 07/11/07                                   11,500          11,483
   NATBPU
      5.370%, 07/02/07                                   13,327          13,325
   National Rural Utilities
      5.266%, 07/09/99                                    7,020           6,985
   Toyfpr
      5.253%, 07/05/07                                   25,000          24,985
   UBS Finance
      5.352%, 07/02/07                                    6,765           6,764
   Windmill Funding
      5.990%, 07/12/07                                    8,930           8,916
                                                                  --------------
Total Commercial Paper
   (Cost $113,422) ($ Thousands)                                        113,422
                                                                  --------------
FOREIGN BONDS -- 0.2%
   Canadian Government
      4.000%, 12/01/31                                      794           1,014
   Deutsche Bundesrepublik
      3.750%, 01/04/15                                    6,320           8,101


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount
                                                  ($Thousands)/    Market Value
Description                                    Contracts/Shares    ($ Thousands)
--------------------------------------------------------------------------------
   ICICI Bank Ltd.
      6.375%, 04/30/22                           $          960   $         911
                                                                  --------------
Total Foreign Bonds
   (Cost $9,881) ($ Thousands)                                           10,026
                                                                  --------------
PURCHASED SWAPTIONS -- 0.0%
U.S. Swaption Call, Barclays                         77,393,000             364
U.S. Swaption Call, Barclays                         10,037,000             279
U.S. Swaption Call, Merrill Lynch                    66,431,000             354
U.S. Swaption Call, Merrill Lynch                     8,765,000             279
U.S. Swaption Put, Barclays                          63,417,000             254
U.S. Swaption Put, Barclays                           8,138,000             198
                                                                  --------------
Total Purchased Swaptions
   (Cost $2,255) ($ Thousands)                                            1,728
                                                                  --------------
CASH EQUIVALENTS ** -- 13.1%
Evergreen Select Money Market Fund,
   Institutional Class, 5.21%                           355,388             355
SEI Daily Income Trust, Prime
   Obligation Fund, Cl A, 5.190% ++                  28,834,052          28,834
SEI Liquidity Fund LP, 5.500% ++ (K)                553,196,840         553,197
                                                                  --------------
Total Cash Equivalents
   (Cost $582,386) ($ Thousands)                                        582,386
                                                                  --------------
MASTER NOTE (A) (K) -- 0.3%

FINANCIALS -- 0.3%
   Bear Stearns
      5.495%, 07/02/07                                   11,770          11,770
                                                                  --------------
Total Master Note
   (Cost $11,770) ($ Thousands)                                          11,770
                                                                  --------------
CERTIFICATES OF DEPOSIT (F) -- 0.1%
   JPMorgan Chase
      8.750%, 08/28/07                                    2,152           2,074
      7.590%, 09/28/07                                    1,960           1,814
                                                                  --------------
Total Certificates of Deposit
   (Cost $4,012) ($ Thousands)                                            3,888
                                                                  --------------
REPURCHASE AGREEMENTS (N) -- 10.4%
Barclays
   5.330%, dated 06/29/07, to be
   repurchased on 07/02/07, repurchase
   price $6,697,479 (collateralized by a
   U.S. Government Obligation, par
   value $6,806,793, 3.625%, 02/15/08;
   with total market value $6,828,459)(K)                 6,695           6,695
Deutsche Bank
   5.200%, dated 06/29/07, to be
   repurchased on 07/02/07, repurchase
   price $408,877,103 (collateralized by
   a U.S. Government Obligation, par
   value $412,030,000, 5.500%,
   03/19/10; with total market value
   $416,873,825)                                        408,700         408,700

--------------------------------------------------------------------------------
                                                      Face Amount  Market Value
Description                               ($ Thousands)/Contracts  ($ Thousands)
--------------------------------------------------------------------------------
Lehman Brothers
   5.370%, dated 06/29/07, to be
   repurchased on 07/01/07, repurchase
   price $47,101,651 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $4,642,734-
   $5,335,995, 0.000%-6.500%,
   12/17/07-06/15/22; with total market
   value $48,022,643) (K)                         $      47,081   $      47,081
                                                                  --------------
Total Repurchase Agreements
   (Cost $462,476) ($ Thousands)                                        462,476
                                                                  --------------
Total Investments -- 140.1%
   (Cost $6,271,687) ($ Thousands)+++                             $   6,225,313
                                                                  ==============
WRITTEN SWAPTIONS -- 0.0%
U.S. Swaption Call, Barclays                        (38,000,000)  $        (655)
U.S. Swaption Call, Merrill Lynch                   (33,000,000)           (623)
U.S. Swaption Put, Barclays                         (31,000,000)           (467)
                                                                  --------------
Total Written Swaptions
   (Premiums Received $(2,255)) ($ Thousands)                            (1,745)
                                                                  --------------
WRITTEN OPTIONS * -- 0.0%
   August 2007 Tyu7 Call, U.S. Ten
   Year Treasury Note Futures, Expires
   08/24/07, Strike Price $106                              (47)            (29)
   August 2007 Tyu7 Put, U.S. Ten Year
   Treasury Note Futures, Expires
   08/24/07, Strike Price $104                              (47)             (4)
   July 2007 U.S. Ten Year Treasury
   Note Call, Expires 07/13/07, Strike
   Price $99.25                                            (121)             (1)
   September 2007 Edu8 Call, Expires
   09/15/08, Strike Price $95                              (107)            (64)
   September 2007 Edu8 Put, Expires
   08/15/08, Strike Price $94.5                            (107)            (45)
   September 2007 Tyu7 Put, Expires
   08/24/07, Strike Price $103                             (142)            (16)
   September 2007 U.S. Ten Year
   Treasury Note Call, Expires 08/24/07,
   Strike Price $105                                       (142)           (166)
   September 2007 U.S. Ten Year
   Treasury Note Call, Expires 08/24/07,
   Strike Price $106                                       (372)           (227)
                                                                  --------------
Total Written Options
   (Premiums Received $(405)) ($ Thousands)                       $        (552)
                                                                  ==============


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                                                   Appreciation
Type of                              Number of       Expiration   (Depreciation)
Contract                             Contracts             Date    ($ Thousands)
--------------------------------------------------------------------------------
90-Day Euro$                             1,570       March 2008         $  (836)
90-Day Euro$                                50       March 2009               3
90-Day Euro$                                45       March 2010              (3)
90-Day Euro$                                (5)      March 2011               2
90-Day Euro$                               (96)       June 2007             206
90-Day Euro$                               903        June 2008            (460)
90-Day Euro$                               345        June 2009            (366)
90-Day Euro$                              (270)       June 2010             343
90-Day Euro$                                (5)       June 2011               2
90-Day Euro$                                (7)  September 2007              (1)
90-Day Euro$                               372   September 2008            (196)
90-Day Euro$                               345   September 2009            (376)
90-Day Euro$                                 3   September 2010              (3)
90-Day Euro$                               150    December 2007            (107)
90-Day Euro$                              (354)   December 2008             341
90-Day Euro$                                50    December 2009              (4)
90-Day Euro$                                11    December 2010             (11)
Euro-Bund                                  262   September 2007            (336)
10-Year Swap                               206   September 2007            (419)
U.S. 2-Year Note                           457   September 2007            (204)
U.S. 5-Year Note                         2,137   September 2007          (1,348)
U.S. 10-Year Note                         (974)  September 2007             688
U.S. Long Treasury Bond                   (258)       June 2007             637
U.S. Long Treasury Bond                    705   September 2007            (998)
                                                                        --------
                                                                        $(3,446)
                                                                        ========

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at June 30, 2007:

                                                                     Unrealized
                                   Currency            Currency    Appreciation
Settlement                       to Deliver          To Receive  (Depreciation)
Date                            (Thousands)         (Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
08/08/07                  CAD         5,776   USD         5,172         $  (264)
08/08/07                  EUR         6,375   USD         8,686              64
08/08/07                  GBP         6,740   USD        13,385            (128)
08/08/07                  USD        16,893   JPY     1,981,542            (761)
                                                                        --------
                                                                        $(1,089)
                                                                        ========




--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007


Swaps -- The following Credit Default Swap agreements were outstanding at June 30, 2007:
--------------------------------------------------------------------------------

                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
   Description                                                                                Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.27% (1.080% per annum) times notional amount of Southwest Airlines Co., 6.500%, 03/01/2012. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11          $2,250             $  7
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Lubrizol Corp., 7.250%, 06/15/2035. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11           2,125               (9)
Fund pays a quarterly payment of 0.690% (2.760% per annum) times notional amount of Donnelley (R.R.) & Sons, 4.950%, 04/01/2014. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11           2,250               (6)
Fund pays a quarterly payment of 0.200% (0.800% per annum) times notional amount of PPG Industries Inc, 7.050%, 08/15/2009. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11           2,250               --
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Lubrizol Corp., 7.250%, 06/15/2025. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11           2,125               (5)
Fund pays a quarterly payment of 0.440% (1.760% per annum) times notional amount of Autozone Inc., 5.875%, 10/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13           2,125              (16)
Fund pays a quarterly payment of 0.475% (1.900% per annum) times notional amount of MeadWestvaco Corp., 6.850%, 04/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,250               (1)
Fund pays a quarterly payment of 0.460% (1.840% per annum) times notional amount of Autozone Inc., 5.875%, 10/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11           2,125              (18)
Fund pays a quarterly payment of 1.180% (4.720% per annum) times notional amount of Gap Inc., 8.800%, 12/15/2008. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11           2,250              (27)
Fund pays a quarterly payment of 0.425% (1.700% per annum) times notional amount of Eastman Chemical Inc., 7.600%, 02/01/2027. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,250               (9)
Fund pays a quarterly payment of 0.550% (2.200% per annum) times notional amount of Black & Decker Corp., 7.125%, 06/01/2011. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11           2,125              (11)
Fund pays a quarterly payment of 0.190% (0.760% per annum) times notional amount of TJX Companies, 7.450%, 12/15/2009. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,250               17
Fund pays a quarterly payment of 0.220% (0.880% per annum) times notional amount of Nucor Corp., 4.875%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,125               (4)
Fund pays a quarterly payment of 0.200% (0.800% per annum) times notional amount of Campbell Soup Co., 4.875%, 10/01/2013. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       06/20/14           2,775                7
Fund pays a quarterly payment of 0.130% (0.520% per annum) times notional amount of Lowes Companies Inc., 8.250%, 06/01/2010. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11           2,250                3


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007


Swaps -- The following Credit Default Swap agreements were outstanding at June 30, 2007 (continued):
--------------------------------------------------------------------------------

                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
   Description                                                                                Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 1.180% (4.720% per annum) times notional amount of Gap Inc., 8.800%, 12/15/2008. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11          $2,125            $ (29)
Fund pays a quarterly payment of 0.770% (3.080% per annum) times notional amount of Jones Apparel Group,5.125%, 11/15/2014. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11           2,250               15
Fund pays a quarterly payment of 0.140% (0.560% per annum) times notional amount of Pitney Bowes Inc. 4.625%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13           4,500               10
Fund pays a quarterly payment of 0.445% (1.780% per annum) times notional amount of Darden Restaurants Inc., 7.125%, 02/01/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,250               (1)
Fund pays a quarterly payment of 0.475% (1.900% per annum) times notional amount of The Limited Inc., 6.125%, 12/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,250               --
Fund pays a quarterly payment of 0.550% (2.200% per annum) times notional amount of Black & Decker Corp., 7.125%, 06/01/2011. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,125              (11)
Fund pays a quarterly payment of 0.900% (3.600% per annum) times notional amount of MDC Holdings Inc., 5.500%, 05/15/2013. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11           2,250                2
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Hasbro Inc., 2.750%, 12/01/2021. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11           2,250               47
Fund pays a quarterly payment of 0.340% (1.360% per annum) times notional amount of Agrium Inc., 8.250%, 02/15/2011. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11           2,250              (11)
Fund pays a quarterly payment of 0.338% (1.352% per annum) times notional amount of Whirlpool Corp., 7.750%, 07/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11           2,250               (3)
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Weyerhaeuser Company, 6.750%, 03/15/2012. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         03/20/12           2,125               (3)
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Weyerhaeuser Company, 6.750%, 03/15/2012. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,125               (9)
Fund pays a quarterly payment of 0.220% (0.880% per annum) times notional amount of Nucor Corp., 4.875%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/11           2,125               (4)
Fund pays a quarterly payment of 0.270% (1.080% per annum) times notional amount of Southwest Airlines Co., 6.500%, 03/01/2012. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11           2,125                8
Fund pays a quarterly payment of 0.215% (0.860% per annum) times notional amount of Carnival Corp., 6.650%, 01/15/2028. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/12           1,600                1


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007


Swaps -- The following Credit Default Swap agreements were outstanding at June 30, 2007 (continued):
--------------------------------------------------------------------------------

                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
   Description                                                                                Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Radian Group Inc., 7.750%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/13          $2,250            $ (10)
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Darden Restaurants Inc., 7.125%, 02/01/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13           2,125              (12)
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of MGIC Investment Corp., 6.000%, 11/01/2015. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13           2,125               16
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of PMI Group Inc., 6.000%, 09/15/2016. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13           2,125               45
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Johnson Controls Inc., 7.125%, 07/15/2017. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13           2,125              (15)
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of Alcan Inc., 4.875%, 09/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13           2,125                3
Fund pays a quarterly payment of 0.320% (1.280% per annum) times notional amount of Alcan Inc., 4.875%, 09/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       03/20/14           1,800                7
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of Radian Group Inc., 7.750%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Bank of America)                                                       12/20/13           2,125               49
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of PMI Group Inc., 6.000%, 09/15/2016. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/13           2,125               45
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of MGIC Investment Corp., 6.000%, 03/15/2007. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/13           2,125               16
Fund pays a quarterly payment of 0.280% (1.120% per annum) times notional amount of Nordstrom Inc., 6.950%, 03/15/2028. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/13           2,125                1
Fund pays a quarterly payment of 0.440% (1.760% per annum) times notional amount of Dow Chemical Inc., 6.000%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11           4,250              (44)
Fund pays a quarterly payment of 0.250% (1.000% per annum) times notional amount of Dow Chemical Inc., 6.000%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/13           2,125                7
Fund pays a quarterly payment of 0.730% (2.920% per annum) times notional amount of Masco Corp., 5.875%, 07/15/2012. Upon a defined credit event the
   Fund receives the notional amount and delivers the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13           2,250               (3)
Fund pays a quarterly payment of 0.260% (1.040% per annum) times notional amount of Dow Chemical Inc., 6.000%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
   (Counter Party: JPMorgan)                                                              12/20/13           2,125                5


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007


Swaps -- The following Credit Default Swap agreements were outstanding at June 30, 2007 (continued):
--------------------------------------------------------------------------------

                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
   Description                                                                                Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.280% (1.120% per annum) times notional amount of Nordstrom Inc., 6.950%, 03/15/2028. Upon a defined credit event the
   Fund receives notional amount and delivers the defined obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/13         $ 2,125          $     1
Fund receives a quarterly payment of 0.400% (1.600% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Bank of America)                                                       12/20/11          40,100              160
Fund receives a quarterly payment of 0.400% (1.600% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11           1,800                8
Fund receives a quarterly payment of 0.400% (1.600% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11          10,875               46
Fund receives a quarterly payment of 0.400% (1.600% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         12/20/11          40,100              160
Fund receives a quarterly payment of 0.400% (1.600% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,125               (6)
Fund receives a quarterly payment of 0.400% (1.600% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Bank of America)                                                       12/20/11           1,600               (1)
Fund receives a quarterly payment of 0.400% (1.600% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Bank of America)                                                       12/20/11           2,400               (3)
Fund receives a monthly payment of 0.440% (5.280% per annum) times notional amount of ABX.HE.A 06-2 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         05/24/46          20,000           (1,675)
Fund receives a monthly payment of 0.640% (7.680% per annum) times notional amount of ABX.HE.A 07-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: JPMorgan)                                                              08/25/37           3,000             (294)
Fund receives a monthly payment of 0.640% (7.680% per annum) times notional amount of ABX.HE.A 07-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         08/25/37             800              (66)
Fund receives a monthly payment of 0.540% (6.480% per annum) times notional amount of ABX.HE.A 06-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         07/25/45           5,500             (161)
Fund receives a monthly payment of 0.540% (6.480% per annum) times notional amount of ABX.HE.A 06-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: JPMorgan)                                                              07/25/45           2,500              (69)
Fund receives a monthly payment of 0.640% (7.680% per annum) times notional amount of ABX.HE.A 07-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Merrill Lynch)                                                         08/25/37           1,500             (159)
Fund pays monthly payment of 0.110% (1.330% per annum) times notional amount of ABX.HE.BBB 06-2 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Lehman Brothers)                                                       05/25/46           5,805              616


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007


Swaps -- The following Credit Default Swap agreements were outstanding at June 30, 2007 (continued):
--------------------------------------------------------------------------------

                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
   Description                                                                                Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.320% (3.890% per annum) times notional amount of ABX.HE.BBB 07-1 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Citigroup)                                                             08/25/37         $ 3,721            $(192)
Fund receives monthly payment of 0.420% (5.000% per annum) times notional amount of ABX.HE.BBB 07-2 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Lehman Brothers)                                                       08/25/37           4,167             (215)
Fund pays a monthly payment of 0.110% (1.330% per annum) times notional amount of ABX.HE.BBB 06-2 Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
   (Counter Party: Lehman Brothers)                                                       05/25/46           2,902            1,249
                                                                                                                              ------

                                                                                                                              $(551)
                                                                                                                              ======

Swaps -- The following Total Return Swap agreements were outstanding at June 30, 2007:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                          Notional     Appreciation
                                                                                        Expiration          Amount   (Depreciation)
   Description                                                                                Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset spread from Bank of America -
   CMBS AAA 10 YR Index plus 8 basis points times the notional amount. The
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counter Party: Bank of America)                                                       07/31/07         $20,000             $(23)
Fund receives payment on the monthly reset spread from Bank of America -
   CMBS AAA 10 YR Index plus 20 basis points times the notional amount. The
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counter Party: Bank of America)                                                       09/28/07          10,000               (6)
Fund receives payment on the monthly reset spread from Bank of America -
   CMBS AAA 10 YR Index plus 20 basis points times the notional amount. The
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counter Party: Bank of America)                                                       07/31/07          21,000              (29)
Fund receives payment on the monthly reset spread from Lehman Brothers -
   CMBS AAA 8.5+ Index plus 12 basis points times the notional amount. The
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counter Party: Merrill Lynch)                                                         09/30/07          20,000                9
The Fund receives payment on the monthly reset spread from Lehman Brothers -
   CMBS AAA 8.5+ Index plus 17.5 basis points times the notional amount. The
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counter Party: Bank of America)                                                       10/31/07          30,000               15
                                                                                                                               -----

                                                                                                                               $(34)
                                                                                                                               =====


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007


Swaps -- The following Interest Rate Swap agreements were outstanding at June 30, 2007:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                          Notional    Appreciation
                                                                                        Expiration          Amount   (Depreciation)
   Description                                                                                Date   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
The Fund pays a fixed rate of 4.524% and receives a floating rate based on 5Y5Y
   Swaption Straddle. (Counterparty: Lehman Brothers)                                     05/24/17          $5,110            $  31
The Fund pays a fixed rate of 4.680% and receives a floating rate based on 5Y5Y
   Swaption Straddle. (Counterparty: Lehman Brothers)                                     05/18/17           9,000              (28)
The Fund receives a fixed rate of 7.16% and pays floating rate based on 3 Month
   LIBOR. (Counterparty: Lehman Brothers)                                                 05/25/22           4,500             (138)
The Fund receives a fixed rate of 7.88% and pays floating rate based on 3 Month
   LIBOR. (Counterparty: Lehman Brothers)                                                 06/04/22           3,130               59
The Fund receives a fixed rate of 7.91% and pays floating rate based on 3 Month
   LIBOR. (Counterparty: Lehman Brothers)                                                 06/12/22           3,000              (20)
                                                                                                                              ------

                                                                                                                              $ (96)
                                                                                                                              ======

Percentages are based on Net Assets of $4,441,878 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company.

(A) The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Treasury Inflation Index Notes

(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2007. The coupon on a step bond changes on a specified date. The date reported on the Schedule of Investments is the next reset date.

(H) Securities considered illiquid. The total value of such securities as of June 30, 2007 was $6,370 ($ Thousands) and represented 0.14% of Net Assets.

(I) Security in default on interest payments.

(J) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $746,905 ($Thousands).

(K) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $760,102 ($ Thousands).

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(N) Tri-Party Repurchase Agreement.

ABS -- Asset-Backed Security
ARM -- Adjustable Rate Mortgage
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
EXL -- Extendable Maturity
FHLB -- Federal Home Loan Bank


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Core Fixed Income Fund
June 30, 2007


FHLMC -- Federal Home Loan Mortgage Corporation
FICO -- Fair Isaac Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound
GNMA -- Government National Mortgage Association
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
LP -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
NIM -- Net Interest Margin
PIK -- Payment-in-kind
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Security TBA -- To Be Announced
USD -- U.S. Dollar

Amounts designated as "--" are either $0 or are rounded to $0.

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $6,271,687 ($ Thousands), and the unrealized appreciation and depreciation were $28,366 ($ Thousands) and $(74,740)($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 83.6%

CONSUMER DISCRETIONARY -- 22.1%
   AMF Bowling Worldwide
      10.000%, 03/01/10                           $         830   $         871
   Adelphia Communications (K)
      10.250%, 06/15/11                                     150              48
      0.000%, 01/15/09                                      225              69
   Adelphia Communications,
      Ser B PIK
      0.000%, 02/15/04 (K)                                   25               8
   American Casino & Entertainment
      7.850%, 02/01/12                                       50              51
   American Greetings
      7.375%, 06/01/16                                      525             530
   Amscan Holdings
      8.750%, 05/01/14                                      835             825
   Aramark (A) (D) (G)
      8.856%, 08/01/07                                      350             355
   Aramark (A) (G)
      8.500%, 02/01/15                                    3,150           3,205
   Arvinmeritor (G)
      8.750%, 03/01/12                                    1,790           1,808
   Asbury Auto Group (A)
      7.625%, 03/15/17                                      150             148
   Autonation (D)
      7.356%, 07/15/07                                      930             928
   Avis Budget Car Rental (A)
      7.750%, 05/15/16                                      125             128
   Avis Budget Car Rental (A) (D)
      7.860%, 08/15/07                                      965             979
   Beazer Homes USA
      8.625%, 05/15/11                                      270             259
      6.875%, 07/15/15                                    2,155           1,853
   Bonten Media Acquisition PIK (A)
      0.000%, 06/01/15                                      275             268
   Boyd Gaming
      7.125%, 02/01/16                                    2,475           2,401
      6.750%, 04/15/14                                      900             882
   Boyd Gaming (G)
      7.750%, 12/15/12                                      100             103
   Broder Brothers, Ser B
      11.250%, 10/15/10                                   1,260           1,243
   Brookstone (G)
      12.000%, 10/15/12                                     730             748
   Brown Shoe
      8.750%, 05/01/12                                    1,250           1,306
   Burlington Coat (G)
      11.125%, 04/15/14                                   2,775           2,706
   CBD Media Holdings
      9.250%, 07/15/12                                      500             517
      8.625%, 06/01/11                                      275             278
   CCH I Holdings LLC
      11.125%, 01/15/14                                     525             508
      10.000%, 05/15/14                                     125             116
   CCH I Holdings LLC (B) (G)
      13.500%, 01/15/14                                     125             128
      11.750%, 05/15/14                                     150             147
   CCH I Holdings LLC (G)
      9.920%, 04/01/14                                      775             717
   CCH I LLC
      11.000%, 10/01/15                                   8,841           9,228
      11.000%, 10/01/15                                     175             182
   CCH II LLC
      10.250%, 09/15/10                                     790             826

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   CCH II LLC, Ser B
      10.250%, 09/15/10                           $         100   $         104
   CCO Holdings LLC
      8.750%, 11/15/13                                    2,620           2,666
   CSC Holdings
      7.875%, 12/15/07                                      200             201
      7.625%, 07/15/18                                      600             570
      7.250%, 07/15/08                                      250             252
   CSC Holdings, Ser B
      8.125%, 08/15/09                                      275             281
   Cablevision Systems, Ser B
      9.820%, 10/03/07 (D)                                1,760           1,839
      8.000%, 04/15/12 (G)                                  175             173
   Caesars Entertainment
      8.875%, 09/15/08                                      440             452
      8.125%, 05/15/11                                      225             235
      7.875%, 03/15/10                                      650             665
   Canwest Media
      8.000%, 09/15/12                                      825             819
   Carrols
      9.000%, 01/15/13                                    1,470           1,448
   Charter Communications
      Holdings LLC (A)
      8.000%, 04/30/12                                      175             177
   Choctaw Resort Development
      Entity (A)
      7.250%, 11/15/19                                    1,066           1,050
   Cinemark (B)
      8.450%, 03/15/14                                      450             410
   Claire's Stores (A) (G)
      10.500%, 06/01/17                                   5,550           5,064
      9.250%, 06/01/15                                      500             475
   Claire's Stores PIK (A) (G)
      9.625%, 06/01/15                                    2,625           2,428
   Cooper Standard Auto
      8.375%, 12/15/14                                    1,475           1,375
   Couche-Tard US
      7.500%, 12/15/13                                      125             126
   Dana (C) (G)
      6.500%, 03/01/09                                      275             286
   Delphi (C)
      6.550%, 06/15/06                                      225             268
   Delphi (C) (G)
      0.000%, 05/01/09                                      650             775
   Dex Media (B)
      7.900%, 11/15/13                                    2,900           2,730
   Dex Media East LLC
      12.125%, 11/15/12                                   1,620           1,744
      9.875%, 11/15/09                                      629             652
   Dex Media West, Ser B
      9.875%, 08/15/13                                    1,590           1,701
      8.500%, 08/15/10                                      100             104
   DirectTV Holdings
      8.375%, 03/15/13                                    1,815           1,899
      6.375%, 06/15/15                                    4,900           4,606
   Easton-Bell Sports
      8.375%, 10/01/12                                    1,485           1,463
   Echostar DBS
      7.125%, 02/01/16                                    2,934           2,868
      7.000%, 10/01/13                                    1,435           1,413
      6.625%, 10/01/14                                      250             239
      6.375%, 10/01/11                                       25              25
   Eldorado Casino Shreveport PIK (G)
      10.000%, 08/01/12                                   1,193           1,207
   Eye Care Centers of America
      10.750%, 02/15/15                                     700             772


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Federal-Mogul (C)
      8.370%, 11/15/01                            $         325   $         328
      7.375%, 01/15/06                                      100             101
      0.000%, 07/01/04                                      100             101
      0.000%, 07/01/06                                       50              51
   Federal-Mogul (C) (G)
      0.000%, 01/15/09                                      225             228
   Festival Fun Park LLC
      10.875%, 04/15/14                                   1,906           1,930
   Fontainebleau Las Vegas (A)
      10.250%, 06/15/15                                   5,175           5,097
   Ford Motor
      9.500%, 09/15/11                                      100             101
      9.215%, 09/15/21                                      350             319
      8.900%, 01/15/32                                      900             783
      8.875%, 01/15/22                                       50              44
      7.450%, 07/16/31 (G)                                  394             315
      6.500%, 08/01/18 (G)                                2,180           1,766
   French Lick Resorts (A) (G)
      10.750%, 04/15/14                                   1,333           1,140
   General Motors
      7.700%, 04/15/16                                      562             523
   General Motors (G)
      8.375%, 07/15/33                                    5,841           5,330
      8.250%, 07/15/23                                    1,148           1,046
      7.125%, 07/15/13                                    1,575           1,479
   General Nutrition Center PIK (A) (G)
      9.796%, 03/15/14                                      575             555
   Goodyear Tire & Rubber
      7.857%, 08/15/11                                    1,075           1,096
   Goodyear Tire & Rubber
      8.625%, 12/01/11 (A)                                  403             424
   Great Canadian Gaming
      7.250%, 02/15/15 (A)                                  300             299
   Gregg Appliances
      9.000%, 02/01/13                                    2,532           2,697
   Group 1 Automotive (G)
      8.250%, 08/15/13                                      525             542
   Hanesbrands (D)
      8.784%, 12/15/07                                    2,720           2,761
   Harrah's Operating
      8.000%, 02/01/11                                      675             688
   Herbst Gaming
      8.125%, 06/01/12                                    2,361           2,385
      7.000%, 11/15/14                                    1,425           1,336
   Hertz
      8.875%, 01/01/14                                    2,819           2,939
   Idearc
      8.000%, 11/15/16                                      550             555
      8.000%, 11/15/16 (A)                                1,750           1,767
   Inn of the Mountain Gods
      12.000%, 11/15/10                                     275             295
   Isle of Capri Casinos
      7.000%, 03/01/14                                    2,450           2,318
   Jarden (G)
      7.500%, 05/01/17                                    2,580           2,548
   Jo-Ann Stores
      7.500%, 03/01/12                                      375             364
   LBI Media (B)
      9.220%, 10/15/13                                      675             618
   LIN Television
      6.500%, 05/15/13                                    1,600           1,564
   LIN Television, Ser B
      6.500%, 05/15/13                                    1,100           1,075

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lamar Media
      7.250%, 01/01/13                            $         400   $         399
      6.625%, 08/15/15                                    1,950           1,848
   Lamar Media, Ser B
      6.625%, 08/15/15                                      550             521
   Leslie's Poolmart
      7.750%, 02/01/13                                      550             547
   MGM Mirage
      8.375%, 02/01/11                                    1,950           1,994
      7.500%, 06/01/16                                    3,370           3,197
      6.875%, 04/01/16                                    3,010           2,769
      6.750%, 04/01/13                                    1,600           1,520
      5.875%, 02/27/14                                    1,400           1,267
   Majestic Holdings LLC (A) (B)
      15.110%, 10/15/11                                      50              38
   Majestic Star Casino LLC
      9.500%, 10/15/10                                    1,250           1,300
   Majestic Star II LLC
      9.750%, 01/15/11                                    1,250           1,209
   Mandalay Resort Group
      9.375%, 02/15/10                                      575             607
      7.625%, 07/15/13 (G)                                  200             194
   MediMedia USA (A)
      11.375%, 11/15/14                                     775             831
   MediaNews Group
      6.875%, 10/01/13                                       75              65
      6.375%, 04/01/14                                      150             125
   Mediacom Broadband LLC
      8.500%, 10/15/15                                    2,100           2,126
      8.500%, 10/15/15 (A)                                  325             327
   Mediacom LLC (G)
      9.500%, 01/15/13                                    3,276           3,350
   Michael's Stores (A)
      10.000%, 11/01/14                                     528             541
   Michael's Stores (A) (G)
      11.375%, 11/01/16                                     970           1,014
   Mohegan Tribal Gaming
      7.125%, 08/15/14                                       75              74
      6.875%, 02/15/15                                    1,325           1,289
      6.125%, 02/15/13                                      250             243
   NPC International
      9.500%, 05/01/14                                      175             170
   Neff (A)
      10.000%, 06/01/15                                     900             898
   Neiman Marcus Group (G)
      10.375%, 10/15/15                                     839             923
   Neiman Marcus Group PIK
      9.000%, 10/15/15                                      250             268
   Nexstar Holdings LLC (B)
      9.960%, 04/01/13                                    1,230           1,208
   Nielsen Finance LLC (A)
      10.000%, 08/01/14                                   1,975           2,089
   Outback Steakhouse (A) (G)
      9.625%, 06/15/15                                    1,175           1,122
   Penhall International (A)
      12.000%, 08/01/14                                   2,140           2,311
   Penn National Gaming
      6.875%, 12/01/11                                      950             965
      6.750%, 03/01/15                                      970             994
   Penske Auto Group (A)
      7.750%, 12/15/16                                    1,800           1,791
   Perry Ellis International, Ser B
      8.875%, 09/15/13                                    1,556           1,579
   Petro Stopping Centers
      9.000%, 02/15/12                                      250             264


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Phillips Van-Heusen
      8.125%, 05/01/13                            $         375   $         390
      7.250%, 02/15/11                                       75              76
   Primedia
      8.875%, 05/15/11                                      725             747
   Primedia (D)
      10.735%, 08/15/07                                   1,650           1,702
   Quebecor Media
      7.750%, 03/15/16                                    1,075           1,091
   RH Donnelley
      10.875%, 12/15/12                                     800             853
      6.875%, 01/15/13                                      800             758
   RH Donnelley, Ser A-1
      6.875%, 01/15/13                                      600             568
      6.875%, 01/15/13                                    1,250           1,184
   RH Donnelley, Ser A-2
      6.875%, 01/15/13                                    1,940           1,838
   RH Donnelley, Ser A-3
      8.875%, 01/15/16                                      450             468
   RJ Tower (C) (G)
      0.000%, 06/01/13                                      175               6
   Reader's Digest Association (A)
      9.000%, 02/15/17                                      200             187
   Rent-A-Center, Ser B
      7.500%, 05/01/10                                      675             685
   Rental Service (A) (G)
      9.500%, 12/01/14                                    3,295           3,361
   SGS International
      12.000%, 12/15/13                                   1,875           2,044
   Sally Holdings LLC (A) (G)
      10.500%, 11/15/16                                   1,560           1,568
      9.250%, 11/15/14                                    2,120           2,125
   Sealy Mattress
      8.250%, 06/15/14                                    2,656           2,722
   Seneca Gaming
      7.250%, 05/01/12                                      600             608
   Service
      7.375%, 10/01/14                                    2,077           2,087
      7.000%, 06/15/17                                    1,375           1,310
      6.500%, 03/15/08                                    1,467           1,467
   Service (A)
      6.750%, 04/01/15                                    1,050           1,012
   Service International
      7.625%, 10/01/18                                      793             803
      6.750%, 04/01/16                                      800             758
   Shingle Springs Tribal (A)
      9.375%, 06/15/15                                      550             555
   Simmons
      7.875%, 01/15/14                                    1,200           1,194
   Simmons (B)
      10.000%, 12/15/14                                   2,840           2,386
   Sinclair Broadcast Group (A) (B)
      4.875%, 07/15/18                                      450             437
   Sonic Automotive, Ser B (G)
      8.625%, 08/15/13                                    2,145           2,209
   Stanadyne Holdings (B)
      11.190%, 02/15/15                                   1,575           1,307
   Stanadyne, Ser 1
      10.000%, 08/15/14                                     450             476
   Station Casinos
      6.875%, 03/01/16                                    3,775           3,331
      6.625%, 03/15/18                                    2,725           2,343
   Steinway Musical Instruments (A)
      7.000%, 03/01/14                                    4,545           4,431
   Stewart Enterprises
      6.250%, 02/15/13                                      955             919

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sun Media
      7.625%, 02/15/13                            $       2,085   $       2,095
   TL Acquisitions (A)
      10.500%, 01/15/15                                   1,250           1,212
   TRW Automotive (A)
      7.250%, 03/15/17                                    3,955           3,767
      7.000%, 03/15/14                                    1,625           1,548
   Tenneco (G)
      8.625%, 11/15/14                                    3,716           3,827
   Town Sports International (B)
      0.000%, 02/01/14                                    2,217           2,040
   Travelport LLC (A)
      11.875%, 09/01/16                                   1,585           1,749
      9.985%, 09/01/07 (D)                                2,371           2,430
   Turning Stone Casino
      Entertainment (A)
      9.125%, 12/15/10                                      325             331
   United Components
      9.375%, 06/15/13                                      680             702
   United Rentals North America
      6.500%, 02/15/12                                    2,400           2,358
   Universal City Florida (D)
      10.110%, 08/01/07                                   4,897           4,995
   Univision Communications PIK (A) (G)
      9.750%, 03/15/15                                    3,400           3,357
   Vail Resorts
      6.750%, 02/15/14                                    2,235           2,176
   Videotron
      6.875%, 01/15/14                                    3,795           3,719
      6.375%, 12/15/15                                       25              24
   Visant Holding
      8.750%, 12/01/13                                      715             744
   Visant Holding
      9.160%, 12/01/13 (B)                                4,710           4,321
   Visteon
      7.000%, 03/10/14 (G)                                  975             841
   WMG Acquisition
      7.375%, 04/15/14                                    1,760           1,637
   WMG Holdings
      10.090%, 12/15/14 (B)                               1,835           1,395
   Wynn Las Vegas LLC
      6.625%, 12/01/14                                    2,316           2,232
                                                                  --------------
                                                                        264,922
                                                                  --------------
CONSUMER STAPLES -- 3.2%
   B&G Foods
      8.000%, 10/01/11                                      525             525
   Constellation Brands
      7.250%, 09/01/16                                    4,635           4,519
   Constellation Brands (A)
      7.250%, 05/15/17                                    3,100           3,022
   Dean Foods
      7.000%, 06/01/16                                       75              72
   Del Laboratories
      8.000%, 02/01/12                                    2,705           2,597
   Del Laboratories (D)
      10.356%, 07/28/07                                     480             492
   Del Monte
      6.750%, 02/15/15                                    1,235           1,176
   Dole Foods
      7.250%, 06/15/10                                    1,275           1,230
   Elizabeth Arden
      7.750%, 01/15/14                                    1,500           1,511


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Fleming (C)
      9.250%, 06/15/10                            $         188   $           9
      0.000%, 04/01/08                                    1,053              53
   Merisant (G)
      9.500%, 07/15/13                                    2,075           1,826
   Merisant Worldwide (B) (G)
      20.660%, 05/15/14                                   1,000             590
   Michael Foods
      8.000%, 11/15/13                                    1,250           1,262
   NBTY
      7.125%, 10/01/15                                    3,026           2,996
   Natural Beef Pack
      10.500%, 08/01/11                                   1,652           1,718
   Pantry
      7.750%, 02/15/14                                    1,050           1,024
   Pilgrim's Pride
      7.625%, 05/01/15                                      460             459
   Playtex Products
      8.000%, 03/01/11                                      970             999
   Playtex Products (G)
      9.375%, 06/01/11                                    2,480           2,548
   Rite Aid
      8.625%, 03/01/15                                      875             818
      7.500%, 01/15/15                                       25              25
      6.875%, 12/15/28                                      375             294
   Rite Aid (A)
      9.500%, 06/15/17                                    3,030           2,909
   Rite Aid (A) (G)
      9.375%, 12/15/15                                      925             888
   Rite Aid (G)
      9.250%, 06/01/13                                    1,025           1,017
      7.700%, 02/15/27                                      150             125
      6.875%, 08/15/13                                      100              88
   Spectrum Brands
      7.375%, 02/01/15                                    2,718           2,185
   SuperValu
      7.500%, 11/15/14                                      875             897
   Swift
      12.500%, 01/01/10                                     100             106
   Winn-Dixie Pass-Thru Trust (A) (C)
      0.000%, 09/01/17                                       27              11
      0.000%, 09/01/24                                       74              30
                                                                  --------------
                                                                         38,021
                                                                  --------------
ENERGY -- 8.6%
   Allis-Chalmers Energy
      9.000%, 01/15/14                                    4,442           4,520
      8.500%, 03/01/17                                      350             350
   Atlas Pipeline Partners
      8.125%, 12/15/15                                      375             374
   Aventine Renewable Energy (A)
      10.000%, 04/01/17                                     950             931
   Baytex Energy
      9.625%, 07/15/10                                      350             362
   Brigham Exploration
      9.625%, 05/01/14 (A)                                  650             658
      9.625%, 05/01/14 (G)                                  200             199
   Chaparral Energy
      8.500%, 12/01/15                                    1,812           1,771
   Chaparral Energy
      8.875%, 02/01/17 (A)                                1,125           1,111
   Chesapeake Energy
      7.750%, 01/15/15                                    2,459           2,502
      7.500%, 09/15/13                                      600             610
      7.500%, 06/15/14                                      806             816

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
      7.000%, 08/15/14                            $         324   $         322
      6.875%, 01/15/16                                      542             530
      6.500%, 08/15/17                                    3,200           3,032
   Cimarex Energy
      7.125%, 05/01/17                                    2,350           2,291
   Colorado Interstate Gas
      6.800%, 11/15/15                                      125             129
      5.950%, 03/15/15                                      275             268
   Compagnie Generale de
      Geophysique
      7.750%, 05/15/17                                      525             532
      7.500%, 05/15/15                                    1,300           1,300
   Compton Pet Finance
      7.625%, 12/01/13                                      375             370
   Comstock Resources
      6.875%, 03/01/12                                       75              72
   Denbury Resources
      7.500%, 04/01/13                                    2,590           2,590
      7.500%, 12/15/15                                    2,345           2,339
   Dynegy Holdings
      8.375%, 05/01/16                                      325             318
      7.750%, 06/01/19 (A)                                4,580           4,259
      7.500%, 06/01/15 (A)                                1,085           1,021
   El Paso
      7.000%, 06/15/17                                    1,550           1,533
   El Paso (G)
      7.420%, 02/15/37                                    1,025             988
   El Paso MTN
      8.050%, 10/15/30                                      375             394
      7.800%, 08/01/31                                    1,050           1,063
      7.750%, 01/15/32 (G)                                1,050           1,058
   El Paso Performance-Linked
      Trust (A)
      7.750%, 07/15/11                                      725             747
   El Paso Production Holding
      7.750%, 06/01/13                                    2,535           2,672
   Encore Acquisition
      7.250%, 12/01/17                                      800             736
      6.000%, 07/15/15                                      625             552
   Energy Partners (A)
      9.750%, 04/15/14                                      950             943
   Energy Partners (A) (D)
      10.480%, 07/15/07                                     400             402
   Energy XXI Gulf Coast (A)
      10.000%, 06/15/13                                     840             817
   Forest Oil
      8.000%, 12/15/11                                      785             809
      7.250%, 06/15/19 (A)                                2,500           2,425
   Frigstad Discoverer
      11.500%, 02/21/12                                   1,000           1,000
   Frontier Oil
      6.625%, 10/01/11                                      675             658
   Grant Prideco, Ser B
      6.125%, 08/15/15                                      300             284
   Hanover Compressor
      9.000%, 06/01/14                                    1,822           1,927
      7.500%, 04/15/13                                      740             744
   Hanover Equipment Trust,
      Ser 2001 B
      8.750%, 09/01/11                                    3,860           3,966
   Hilcorp Energy (A)
      9.000%, 06/01/16                                    1,050           1,087
      7.750%, 11/01/15                                    2,300           2,231


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Holly Energy Partners LP
      6.250%, 03/01/15                            $       1,225   $       1,145
   Inergy LP
      6.875%, 12/15/14                                      325             308
   Mariner Energy
      8.000%, 05/15/17                                       50              50
   MarkWest Energy, Ser B
      8.500%, 07/15/16                                      200             204
      6.875%, 11/01/14                                    1,600           1,512
   Newfield Exploration
      6.625%, 04/15/16                                    1,470           1,415
   North American Energy Partner
      8.750%, 12/01/11                                      250             252
   Northwest Pipeline
      7.000%, 06/15/16                                      225             235
      5.950%, 04/15/17 (A)                                  300             292
   OPTI Canada (A)
      8.250%, 12/15/14                                    1,650           1,675
      7.875%, 12/15/14                                      730             730
   PHI
      7.125%, 04/15/13                                      125             119
   Pacific Energy Partner
      7.125%, 06/15/14                                      225             233
      6.250%, 09/15/15                                      100              98
   Parker Drilling
      9.625%, 10/01/13                                      236             252
   Parker Drilling (D) (G)
      10.110%, 09/01/07                                   2,778           2,809
   Peabody Energy
      7.375%, 11/01/16                                    2,450           2,499
   Peabody Energy, Ser B
      6.875%, 03/15/13                                    1,500           1,492
   PetroProd
      10.850%, 05/24/13                                     900             916
   Petrohawk Energy
      9.125%, 07/15/13                                    1,765           1,866
   Plains Exploration & Production
      7.750%, 06/15/15                                      650             645
   Plains Exploration (G)
      7.000%, 03/15/17                                      625             592
   Pogo Producing
      7.875%, 05/01/13                                      750             765
      6.875%, 10/01/17                                      175             174
      6.625%, 03/15/15                                      275             272
   Pogo Producing (G)
      6.875%, 10/01/17                                      125             124
   Pogo Producing, Ser B
      8.250%, 04/15/11                                      773             788
   Pride International
      7.375%, 07/15/14                                      859             861
   Quicksilver Resources
      7.125%, 04/01/16                                    1,025             989
   Range Resources
      6.375%, 03/15/15                                      350             332
   Regency Energy Partners (A)
      8.375%, 12/15/13                                    1,850           1,905
   SESI LLC
      6.875%, 06/01/14                                    1,000             972
   Sabine Pass LNG LP (A)
      7.500%, 11/30/16                                    1,500           1,492
      7.250%, 11/30/13                                      900             893
   SemGroup LP (A)
      8.750%, 11/15/15                                      945             950
   Southern Natural Gas
      7.350%, 02/15/31                                      375             398

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Tesoro
      6.625%, 11/01/15                            $         875   $         866
      6.500%, 06/01/17 (A)                                1,125           1,100
      6.250%, 11/01/12 (G)                                  175             174
   Transcontinental Gas Pipe
      6.400%, 04/15/16                                      175             175
   United Refining (A)
      10.500%, 08/15/12                                     675             699
   Veneco
      8.750%, 12/15/11                                    2,560           2,643
   VeraSun Energy (A)
      9.375%, 06/01/17                                    1,225           1,139
   Whiting Petroleum
      7.000%, 02/01/14                                    1,275           1,198
   Williams
      8.125%, 03/15/12                                      660             700
      7.750%, 06/15/31                                      500             529
      7.625%, 07/15/19                                      300             316
   Williams Partners LP
      7.250%, 02/01/17                                    2,105           2,116
   Williams, Ser A
      7.500%, 01/15/31                                      250             259
                                                                  --------------
                                                                        102,781
                                                                  --------------
FINANCIALS -- 10.4%
   AAC Group Holding (B)
      9.910%, 10/01/12                                    1,080             972
   AAC Group Holding PIK (G)
      14.750%, 10/01/12                                     625             686
   ACE Cash Express (A)
      10.250%, 10/01/14                                     775             792
   ALH Finance LLC
      8.500%, 01/15/13                                    3,060           3,037
   Alamosa Delaware
      8.500%, 01/31/12                                    1,005           1,055
   Algoma Acquisition (A)
      9.875%, 06/15/15                                      750             746
   American General
      Finance (A) (D) (H)
      5.370%, 07/16/07                                    2,305           2,305
   American Real Estate (A)
      7.125%, 02/15/13                                    4,525           4,367
   Armstrong World (G) (K)
      0.000%, 05/15/29                                      525              --
   Ashtead Capital (A)
      9.000%, 08/15/16                                    1,315           1,377
   Bear Stearns EXL (D) (H)
      5.380%, 07/16/07                                    4,559           4,559
   CDX HY, Ser 8-T1 (A) (G)
      7.625%, 06/29/12                                    2,000           1,891
   CDX HY, Ser 8-T2 (A)
      6.750%, 06/29/12                                    2,000           1,901
   Cardtronics
      9.250%, 08/15/13                                      150             153
   Cebridge PIK
      11.371%, 05/05/14                                     515             531
   Countrywide Financial MTN (D) (H)
      5.437%, 08/06/07                                    3,842           3,842
   Deluxe (A) (G)
      7.375%, 06/01/15                                      200             199
   Dow Jones CDX HY, Ser 6-T1 (A)
      8.625%, 06/29/11                                    4,000           4,095
   Dow Jones CDX, Ser 7-T1 (A)
      8.375%, 12/29/11                                      500             497
   FMC Finance III (A)
      6.875%, 07/15/17                                    1,945           1,906


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FTI Consulting
      7.750%, 10/01/16                            $       1,275   $       1,301
      7.625%, 06/15/13                                      425             430
   Felcor Lodging LP +
      8.500%, 06/01/11                                      300             315
      7.260%, 10/31/07 (D)                                  225             225
   Ford Motor Credit (D)
      9.806%, 07/17/07                                    3,185           3,413
   Ford Motor Credit LLC
      9.750%, 09/15/10                                    1,604           1,675
      8.000%, 12/15/16                                    3,750           3,592
      7.800%, 06/01/12                                    2,095           2,044
      7.375%, 10/28/09                                      825             819
      7.375%, 02/01/11                                      675             659
   Ford Motor Credit LLC (D)
      8.105%, 07/13/07                                      300             299
      6.926%, 07/18/07                                    1,300           1,283
   Ford Motor Credit LLC (G)
      7.000%, 10/01/13                                    6,063           5,617
   GMAC LLC
      8.000%, 11/01/31                                    2,296           2,348
      7.000%, 02/01/12                                      100              98
      6.875%, 09/15/11                                    2,500           2,459
      6.875%, 08/28/12                                    4,795           4,686
      6.625%, 05/15/12                                    1,260           1,217
      6.000%, 12/15/11                                      225             214
   GMAC LLC (D)
      7.560%, 07/25/07                                      500             505
   GMAC LLC (G)
      6.750%, 12/01/14                                    7,096           6,796
   HUB International Holdings (A)
      9.000%, 12/15/14                                    1,250           1,225
   Hawker Beechcraft Acquisition (A)
      9.750%, 04/01/17                                      425             435
      8.500%, 04/01/15                                      475             490
   Hawker Beechcraft
      Acquisition PIK (A)
      8.875%, 04/01/15                                       75              77
   Hellas II (A) (D)
      11.115%, 09/21/07                                   2,250           2,317
   Hexion US Fin/Nova Scotia (D)
      9.860%, 08/15/07                                      750             773
   Host Hotels & Resorts LP
      6.875%, 11/01/14                                    1,165           1,152
   Host Marriott LP, Ser M +
      7.000%, 08/15/12                                      400             401
   Host Marriott LP, Ser O +
      6.375%, 03/15/15                                      475             456
   Host Marriott LP, Ser Q +
      6.750%, 06/01/16                                    1,640           1,607
   Host Marriott +
      7.125%, 11/01/13                                    1,000             999
   Innophos Investments PIK (D)
      13.360%, 08/16/07                                       1               1
   Ipayment
      9.750%, 05/15/14                                      750             750
   Jackson National Life
      Funding (A) (D) (H)
      5.320%, 07/02/07                                    5,635           5,635
   K&F Acquisition
      7.750%, 11/15/14                                      500             530
   KAR Holdings (A)
      10.000%, 05/01/15                                   1,025             999
      8.750%, 05/01/14                                    1,185           1,161
   KAR Holdings (A) (D)
      9.358%, 05/01/14                                      800             798

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Marlin Water Trust II (A) (C)
      0.000%, 07/15/03                            $       4,200   $         473
   Morgan Stanley EXL (D) (H)
      5.400%, 07/05/07                                      896             896
   NSG Holdings LLC (A)
      7.750%, 12/15/25                                      475             480
   Nationwide Building
      Society (A) (D) (H)
      5.370%, 07/09/07                                    2,561           2,561
   Northern Rock PLC (A) (D) (H)
      5.380%, 07/03/07                                    2,638           2,638
   Omega Healthcare Investors +
      7.000%, 01/15/16                                    1,300           1,294
   PNA Intermediate Holding (A) (D)
      12.360%, 08/15/07                                     500             505
   PXRE Capital Trust I
      8.850%, 02/01/27                                      900             909
   Petroplus Finance
      6.750%, 05/01/14                                    1,000             963
   Petroplus Finance (A)
      7.000%, 05/01/17                                      500             483
      7.000%, 05/01/17                                    2,140           2,060
      6.750%, 05/01/14                                    1,160           1,117
   Pinnacle Foods Finance LLC (A)
      9.250%, 04/01/15                                      225             217
   Pinnacle Foods Finance LLC (A) (G)
      10.625%, 04/01/17                                   1,600           1,540
   Premium Asset Trust, Ser 2004-10
      (A) (D) (H)
      5.380%, 07/16/07                                    3,586           3,586
   Realogy (A) (G)
      12.375%, 04/15/15                                     175             160
      10.500%, 04/15/14                                     525             500
   Rouse LP + (A)
      6.750%, 05/01/13                                      700             699
   SLM EXL (D) (H)
      5.330%, 07/16/07                                    2,817           2,817
   Senior Housing Properties Trust +
      7.875%, 04/15/15                                      671             694
   Snoqualmie Enterprises Authority
      (A) (D)
      9.150%, 08/01/07                                      300             303
   Snoqualmie Enterprises
      Authority (A) (G)
      19.125%, 02/01/15                                   1,100           1,128
   Trustreet Properties +
      7.500%, 04/01/15                                      475             511
   Ventas Realty LP +
      7.125%, 06/01/15                                       75              76
      6.750%, 04/01/17                                      850             839
      6.625%, 10/15/14                                      375             370
   Yankee Acquisition (A)
      9.750%, 02/15/17                                      400             387
      8.500%, 02/15/15                                    1,050           1,019
                                                                  --------------
                                                                        123,937
                                                                  --------------
HEALTH CARE -- 5.2%
   Advanced Medical Optics (A) (G)
      7.500%, 05/01/17                                    1,700           1,607
   Bio-Rad Laboratories
      7.500%, 08/15/13                                      175             176
      6.125%, 12/15/14                                      850             799
   CRC Health
      10.750%, 02/01/16                                   1,725           1,897
   Community Health Systems (A)
      8.875%, 07/15/15                                    3,895           3,949


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cooper (A)
      7.125%, 02/15/15                            $       2,065   $       2,044
   Fresenius Medical Capital Trust II
      7.875%, 02/01/08                                    1,830           1,839
   Fresenius Medical Capital Trust IV
      7.875%, 06/15/11                                      790             818
   Genesis Healthcare
      8.000%, 10/15/13                                    1,300           1,388
   HCA
      8.750%, 09/01/10                                      135             141
      6.750%, 07/15/13                                      615             560
   HCA (A)
      9.250%, 11/15/16                                    7,175           7,641
      9.125%, 11/15/14                                      855             899
   HCA (G)
      6.500%, 02/15/16                                    2,625           2,221
   HCA PIK (A)
      9.625%, 11/15/16                                    4,325           4,649
   Kinetic Concepts
      7.375%, 05/15/13                                      293             293
   MQ Associates (B) (G)
      39.230%, 08/15/12                                     201              52
   MedCath Holdings
      9.875%, 07/15/12                                      431             462
   Mylan Laboratories
      6.375%, 08/15/15                                      660             680
   NMH Holdings PIK (A) (D)
      12.485%, 09/15/07                                     625              --
   Norcross Safety Products, Ser B
      9.875%, 08/15/11                                    1,315           1,384
   Psychiatric Solutions (A)
      7.750%, 07/15/15                                    2,125           2,101
   Reable Therapeutics
      11.750%, 11/15/14                                   1,150           1,185
   Res-care
      7.750%, 10/15/13                                      675             692
   Select Medical
      7.625%, 02/01/15                                    2,895           2,591
   Select Medical (D) (G)
      11.080%, 09/29/07                                     650             606
   Spheris
      11.000%, 12/15/12                                   1,400           1,421
   Sun Healthcare Group (A)
      9.125%, 04/15/15                                      375             390
   Surgical Care Affiliates PIK (A)
      8.875%, 07/15/15                                      850             846
   Tenet Healthcare
      9.250%, 02/01/15                                    3,580           3,401
   Tenet Healthcare (G)
      9.875%, 07/01/14                                    2,025           2,005
   Triad Hospitals
      7.000%, 05/15/12                                      855             893
      7.000%, 11/15/13                                    2,050           2,155
   US Oncology
      10.750%, 08/15/14                                   5,624           6,018
      9.000%, 08/15/12                                      675             695
   United Surgical Partners (A)
      8.875%, 05/01/17                                    1,705           1,709
   United Surgical Partners PIK (A)
      9.250%, 05/01/17                                    2,010           2,015
   Universal Hospital Services (A) (D)
      8.759%, 12/01/07                                      175             175
   Universal Hospital Services PIK (A)
      8.500%, 06/01/15                                      250             248
                                                                  --------------
                                                                         62,645
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 8.7%
   ACCO Brands
      7.625%, 08/15/15                            $       3,605   $       3,542
   ACIH (A) (B) (G)
      14.540%, 12/15/12                                     975             780
   AGY Holding (A)
      11.000%, 11/15/14                                     675             710
   Actuant (A)
      6.875%, 06/15/17                                    1,580           1,564
   Ahern Rentals
      9.250%, 08/15/13                                    1,050           1,063
   Ahern Rentals (A)
      9.250%, 08/15/13                                      450             456
   Ainsworth Lumber
      7.250%, 10/01/12                                      250             193
      6.750%, 03/15/14                                      450             335
      6.750%, 03/15/14                                      450             333
   Aleris International (A)
      10.000%, 12/15/16                                   1,150           1,141
   Alliant Techsystems
      6.750%, 04/01/16                                      575             559
   Allied Waste North America
      7.250%, 03/15/15                                      610             604
   Allied Waste North America (G)
      6.125%, 02/15/14                                    2,030           1,908
   Allied Waste North America, Ser B
      7.125%, 05/15/16                                      545             533
   Allied Waste North America,
      Ser B (G)
      7.375%, 04/15/14                                      340             336
   Altos Hornos de Mexico, Ser A (C)
      0.000%, 04/30/02                                      500             379
   Altos Hornos de Mexico, Ser B (C)
      0.000%, 04/30/04                                      900             682
   American Airlines, Ser 01-1
      7.379%, 05/23/16                                      122             114
   American Axle & Manufacturing (G)
      7.875%, 03/01/17                                      575             565
   American Railcar Industries
      7.500%, 03/01/14                                    1,175           1,169
   Ames True Temper
      10.000%, 07/15/12                                   1,375           1,299
   Ames True Temper (D)
      9.356%, 07/15/07                                    1,345           1,355
   Associated Materials (B) (G)
      13.950%, 03/01/14                                     175             130
   Baker & Taylor (A)
      11.500%, 07/01/13                                     950             993
   Baldor Electric
      8.625%, 02/15/17                                      635             672
   Belden (A) (G)
      7.000%, 03/15/17                                      375             369
   Bristow Group (A)
      7.500%, 09/15/17                                      580             581
   Buffalo Thunder Development
      Authority (A) (G)
      9.375%, 12/15/14                                    2,225           2,225
   Buhrmann US
      8.250%, 07/01/14                                    1,750           1,759
      7.875%, 03/01/15                                      625             616
   Chart Industries
      9.125%, 10/15/15                                      325             341
   Cornell
      10.750%, 07/01/12                                     500             537
   Corrections Corp. of America
      6.750%, 01/31/14                                      450             440


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
      6.250%, 03/15/13                            $       2,852   $       2,738
   D.R. Horton
      5.625%, 09/15/14                                    1,090           1,006
   DRS Technologies
      6.875%, 11/01/13                                      450             436
      6.625%, 02/01/16                                    1,000             965
   DRS Technologies (G)
      7.625%, 02/01/18                                      575             581
   Dayton Superior (G)
      13.000%, 06/15/09                                   1,532           1,563
   Delta Air Lines, Ser 2002-1 (G)
      8.300%, 12/15/29                                      925              65
   Delta Air Lines, Ser 2002-1, Cl C (C)
      7.779%, 01/02/12                                      881             885
   ESCO (A)
      8.625%, 12/15/13                                      740             777
   ESCO (A) (D)
      9.235%, 09/15/07                                      150             153
   Education Management LLC (G)
      10.250%, 06/01/16                                   2,350           2,473
   General Cable (A)
      7.125%, 04/01/17                                      480             475
   Goodman Global Holdings (G)
      7.875%, 12/15/12                                    1,825           1,807
   Graftech Finance
      10.250%, 02/15/12                                     823             862
   Gulfmark Offshore
      7.750%, 07/15/14                                      875             884
   H-Lines Finance Holding (B)
      9.420%, 04/01/13                                      801             785
   Harland Clarke Holdings (A)
      10.105%, 05/15/15                                     185             179
      9.500%, 05/15/15                                      185             178
   Horizon Lines LLC
      9.000%, 11/01/12                                      855             904
   HydroChem Industrial Services (A)
      9.250%, 02/15/13                                      625             644
   Indalex Holding, Ser B
      11.500%, 02/01/14                                   1,675           1,742
   Interface
      9.500%, 02/01/14                                      275             296
   Interline Brands
      8.125%, 06/15/14                                    1,090           1,098
   Intermec
      7.000%, 03/15/08                                      125             125
   Iron Mountain
      8.750%, 07/15/18                                       70              72
      8.625%, 04/01/13                                      747             749
      7.750%, 01/15/15                                      420             410
      6.625%, 01/01/16                                    3,200           2,936
   J.B. Poindexter (G)
      8.750%, 03/15/14                                      425             393
   K Hovnanian Enterprises
      7.500%, 05/15/16                                      450             410
      6.250%, 01/15/16                                      775             659
   K Hovnanian Enterprises (G)
      8.625%, 01/15/17                                    1,920           1,843
   L-3 Communications
      6.125%, 07/15/13                                      130             123
      5.875%, 01/15/15                                    4,661           4,323
   L-3 Communications, Ser B
      6.375%, 10/15/15                                    2,239           2,116
   Language Line
      11.125%, 06/15/12                                      50              54
   MAAX (G)
      9.750%, 06/15/12                                      550             360

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Meritage Homes
      7.000%, 05/01/14                            $       1,000   $         930
   Millar Western Forest
      7.750%, 11/15/13                                    1,305           1,124
   Mobile Mini (A)
      6.875%, 05/01/15                                      750             727
   Mobile Services Group (A)
      9.750%, 08/01/14                                      450             479
   Mueller Water Products (A)
      7.375%, 06/01/17                                    2,600           2,578
   NCL (D)
      10.625%, 07/15/07                                     500             482
   NTK Holdings (G) (I)
      12.980%, 03/01/14                                     200             145
   Nebraska Book
      8.625%, 03/15/12                                      250             248
   Noble Group (A)
      6.625%, 03/17/15                                      575             527
   Nortek
      8.500%, 09/01/14                                      825             786
   Northwest Airlines (K)
      0.000%, 02/01/09                                       75              10
      0.000%, 11/15/23                                    1,200             144
   Northwest Airlines (G)
      0.000%, 06/01/06                                    1,575             201
      0.000%, 03/15/08                                      175              23
   Nutro Products (A) (D)
      9.370%, 10/15/07                                    1,025           1,082
   Polypore
      8.750%, 05/15/12                                      225             229
   Polypore International (B)
      7.890%, 10/01/12                                      325             315
   Propex Fabrics
      10.000%, 12/01/12                                     225             201
   Quality Distributors
      9.000%, 11/15/10                                      825             800
   Quebecor World Capital (A)
      8.750%, 03/15/16                                    2,725           2,684
   RBS Global & Rexnord
      9.500%, 08/01/14                                      575             589
      8.875%, 09/01/16                                    1,925           1,930
   RBS Global & Rexnord (G)
      11.750%, 08/01/16                                   1,000           1,075
   Rainbow National Services LLC (A)
      10.375%, 09/01/14                                     525             576
      8.750%, 09/01/12                                    1,485           1,544
   Saint Acquisition (A)
      12.500%, 05/15/17                                   1,575           1,488
   Seitel (A)
      9.750%, 02/15/14                                    1,175           1,163
   Sevan Marine
      5.655%, 05/14/13                                      400             405
   Stallion Oilfield Services (A)
      9.750%, 02/01/15                                    1,975           2,014
   Sunstate Equipment (A)
      10.500%, 04/01/13                                     690             711
   Superior Essex Com & Essex Group
      9.000%, 04/15/12                                      654             667
   TOUSA
      10.375%, 07/01/12                                     220             185
   TOUSA (G)
      10.375%, 07/01/12                                     200             168
   Tembec Industries
      8.625%, 06/30/09                                      550             345
   Tembec Industries (G)
      8.625%, 06/30/09                                       25              16


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terex
      7.375%, 01/15/14                            $       2,033   $       2,033
   Titan International
      8.000%, 01/15/12                                    2,450           2,517
   Transdigm
      7.750%, 07/15/14                                      300             303
   Transdigm (A)
      7.750%, 07/15/14                                    1,475           1,490
   UCI Holdco PIK (A) (D)
      0.000%, 09/15/07                                      720             731
   United Air Lines (C)
      9.125%, 01/15/12                                    1,075               8
   United Air Lines, Ser 2001-1
      6.201%, 09/01/08                                      781             789
   United Air Lines, Ser 95A1
      9.020%, 04/19/12                                      498             284
   United Air Lines, Ser 95A2
      9.560%, 10/19/18                                      807             460
   United Air Lines, Ser A (C)
      10.670%, 05/01/04                                     525               4
   Vanguard Health Holdings I (B)
      0.000%, 10/01/15                                      250             204
   Vanguard Health Holdings II
      9.000%, 10/01/14                                      950             940
   Visant
      7.625%, 10/01/12                                      635             632
   Wimar Opco LLC (A) (G)
      9.625%, 12/15/14                                    2,425           2,334
                                                                  --------------
                                                                        103,672
                                                                  --------------
INFORMATION TECHNOLOGY -- 3.4%
   Activant Solution
      9.500%, 05/01/16                                    1,275           1,253
   Advanced Micro Devices (G)
      7.750%, 11/01/12                                    1,032             973
   Amkor Technologies (G)
      9.250%, 06/01/16                                    1,250           1,288
   Flextronics International
      6.250%, 11/15/14                                    2,250           2,047
   Freescale Semiconductor (A)
      8.875%, 12/15/14                                    1,345           1,284
   Freescale Semiconductor (A) (D)
      9.235%, 09/15/07                                      275             265
   Freescale Semiconductor (A) (G)
      10.125%, 12/15/16                                   4,685           4,404
   Freescale Semiconductor PIK (A)
      9.125%, 12/15/14                                    4,300           4,042
   Magnachip Semiconductor (D)
      8.610%, 09/15/07                                      175             157
   Magnachip Semiconductor (G)
      6.875%, 12/15/11                                      450             380
   NXP Funding LLC
      7.875%, 10/15/14                                    3,100           3,053
   NXP Funding LLC (A) (D)
      8.106%, 07/12/07                                    1,000           1,001
   NXP Funding LLC (G)
      9.500%, 10/15/15                                    3,730           3,674
   Open Solutions
      9.750%, 02/01/15                                    3,520           3,555
   Sanmina-SCI (A) (D) (G)
      8.110%, 09/15/07                                      750             752
      0.000%, 09/15/07                                    1,250           1,250
   Sensata Technologies
      8.000%, 05/01/14                                    1,860           1,795
   Smart Modular (D)
      10.849%, 07/01/07                                     670             704

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sungard Data Systems (G)
      10.250%, 08/15/15                           $       8,230   $       8,703
   Viasystems
      10.500%, 01/15/11                                     400             408
                                                                  --------------
                                                                         40,988
                                                                  --------------
MATERIALS -- 9.5%
   AEP Industries
      7.875%, 03/15/13                                      200             200
   AK Steel
      7.875%, 02/15/09                                    1,062           1,059
      7.750%, 06/15/12                                    1,950           1,950
   Abitibi-Consolidated
      8.550%, 08/01/10                                    1,225           1,170
      6.950%, 04/01/08                                      125             124
   Appleton Papers
      8.125%, 06/15/11                                      425             438
   Appleton Papers, Ser B
      9.750%, 06/15/14                                    1,150           1,208
   Arch Western Finance
      6.750%, 07/01/13                                    5,700           5,472
   Ball
      6.625%, 03/15/18                                    1,250           1,200
   Bowater
      9.500%, 10/15/12                                      500             493
   Bowater (D)
      8.360%, 09/15/07                                    2,575           2,549
   Bowater Canada Finance
      7.950%, 11/15/11                                      600             565
   Bway
      10.000%, 10/15/10                                     674             702
   Cascades
      7.250%, 02/15/13                                      655             637
   Catalyst Paper
      7.375%, 03/01/14                                      455             409
   Catalyst Paper, Ser D
      8.625%, 06/15/11                                    1,708           1,652
   Claymont Steel (A)
      8.875%, 02/15/15                                      150             149
   Crown Americas
      7.750%, 11/15/15                                    1,689           1,697
   Crown Cork & Seal
      8.000%, 04/15/23                                    1,325           1,279
   Domtar (G)
      9.500%, 08/01/16                                      275             306
      7.125%, 08/15/15                                    1,725           1,671
   Equistar Chemical
      10.625%, 05/01/11                                   1,773           1,866
      10.125%, 09/01/08                                   1,051           1,093
   FMG Finance (A)
      10.625%, 09/01/16                                   3,580           4,260
      10.000%, 09/01/13                                     400             446
   Freeport-McMoRan Copper & Gold
      8.375%, 04/01/17                                    4,050           4,323
   Freeport-McMoRan
      Copper & Gold (D)
      8.564%, 04/01/15                                    1,350           1,414
   Georgia Gulf (A)
      9.500%, 10/15/14                                       25              25
   Georgia Gulf (G)
      7.125%, 12/15/13                                      300             273
   Georgia-Pacific
      8.125%, 05/15/11                                    1,140           1,164
      8.000%, 01/15/24                                    1,250           1,212
   Georgia-Pacific (A)
      7.125%, 01/15/17                                    2,265           2,174


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
      7.000%, 01/15/15                            $       2,075   $       1,997
   Georgia-Pacific (G)
      7.700%, 06/15/15                                    2,020           2,000
   Graham Packaging (G)
      9.875%, 10/15/14                                    4,110           4,156
   Huntsman International LLC (A)
      7.875%, 11/15/14                                    1,355           1,452
   Huntsman LLC
      11.500%, 07/15/12                                     905           1,005
   INEOS Group Holdings PLC (A) (G)
      8.500%, 02/15/16                                    2,965           2,898
   Innophos
      8.875%, 08/15/14                                      550             569
   Innophos Holdings (A) (G)
      9.500%, 04/15/12                                      725             736
   Intertape Polymer
      8.500%, 08/01/14                                      475             470
   Jefferson Smurfit
      8.250%, 10/01/12                                    1,600           1,588
   Lyondell Chemical
      10.875%, 05/01/09                                   1,924           1,924
      10.500%, 06/01/13                                   1,255           1,355
      8.250%, 09/15/16                                    1,200           1,254
      8.000%, 09/15/14                                    1,958           2,012
   Lyondell Chemical (G)
      6.875%, 06/15/17                                    4,975           4,801
   Macdermid (A) (G)
      9.500%, 04/15/17                                      950             955
   Metals USA Holding PIK (A) (D)
      11.365%, 09/22/07                                   1,125           1,125
   Methanex
      6.000%, 08/15/15                                      175             168
   Millennium America
      7.625%, 11/15/26                                      175             169
   Momentive Performance (A) (G)
      11.500%, 12/01/16                                   3,625           3,661
   Mosaic (A)
      7.625%, 12/01/16                                    1,975           2,019
      7.375%, 12/01/14                                      650             657
   Mosaic Global Holdings
      7.300%, 01/15/28                                      350             336
   Nalco
      7.750%, 11/15/11                                    1,985           2,000
   Nalco (G)
      8.875%, 11/15/13                                    1,580           1,639
   Neenah
      9.500%, 01/01/17                                      475             456
   Newark Group
      9.750%, 03/15/14                                      775             789
   Noranda Aluminium Holdings PIK
      (A) (D)
      0.000%, 11/15/07                                      650             634
   Noranda Aluminum Acquisition PIK
      (A) (D)
      9.360%, 11/18/07                                    1,200           1,158
   Novelis
      7.250%, 02/15/15                                    1,000           1,026
   Owens-Brockway Glass Container
      8.250%, 05/15/13                                    3,995           4,135
   Owens-Brockway Glass
      Container (G)
      6.750%, 12/01/14                                      350             341
   P.H. Glatfelter
      7.125%, 05/01/16                                    1,705           1,718
   PNA Group (A)
      10.750%, 09/01/16                                   1,325           1,444

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Packaging Dynamics (A)
      10.000%, 05/01/16                           $       2,170   $       2,181
   Polyone (G)
      8.875%, 05/01/12                                    2,655           2,635
   Reichhold Industries (A)
      9.000%, 08/15/14                                    1,409           1,451
   Rock-Tenn
      5.625%, 03/15/13                                    2,200           2,040
   Rockwood Specialties Group
      7.500%, 11/15/14                                    1,160           1,166
   Solo Cup
      8.500%, 02/15/14                                      500             438
   Solutia (C)
      11.250%, 07/15/09                                   1,050           1,063
   Solutia (C) (G)
      7.375%, 10/15/27                                      100              90
   Stelco (D)
      10.824%, 03/31/16                                     425             452
   Terra Capital (A)
      7.000%, 02/01/17                                    2,755           2,659
   Tube City IMS (A)
      9.750%, 02/01/15                                      800             820
   US Steel
      6.650%, 06/01/37                                      150             145
   Verso Paper Holdings LLC (A)
      11.375%, 08/01/16                                     400             427
   Vitro (A)
      9.125%, 02/01/17                                    1,665           1,707
                                                                  --------------
                                                                        113,101
                                                                  --------------
TELECOMMUNICATION SERVICES -- 9.7%
   American Cellular, Ser B
      10.000%, 08/01/11                                     403             422
   American Tower
      7.500%, 05/01/12                                      125             128
      7.125%, 10/15/12                                    1,590           1,626
   Axtel (A)
      7.625%, 02/01/17                                    1,860           1,841
   Centennial Communications
      10.750%, 12/15/08                                     261             262
   Centennial Communications (D)
      11.099%, 07/01/07                                     100             104
   Centennial Communications (G)
      10.125%, 06/15/13                                   2,320           2,488
      8.125%, 02/01/14                                    1,250           1,278
   Cincinnati Bell
      8.375%, 01/15/14                                      100             101
      7.250%, 07/15/13                                    2,150           2,204
   Citizens Communications (A)
      9.250%, 05/15/11                                    1,775           1,917
      6.625%, 03/15/15                                    1,110           1,054
   Consolidated Communication
      Holdings
      9.750%, 04/01/12                                    3,234           3,388
   Cricket Communications I
      9.375%, 11/01/14                                    3,250           3,356
      9.375%, 11/01/14                                    4,605           4,755
      9.375%, 11/01/14                                       20              21
   Digicel Group (A) (G)
      8.875%, 01/15/15                                    1,150           1,127
   Digicel Group PIK (A) (G)
      0.000%, 01/15/15                                    2,650           2,614
   Digicel (A)
      9.250%, 09/01/12                                    1,800           1,897
   Dobson Cellular Systems
      9.875%, 11/01/12                                      380             409


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Dobson Cellular Systems (G)
      8.375%, 11/01/11                            $         250   $         261
   Dobson Communications (D)
      9.606%, 07/15/07                                      840             857
   Dobson Communications (G)
      8.875%, 10/01/13                                    3,130           3,271
   Embarq
      7.082%, 06/01/16                                    1,175           1,182
   GCI
      7.250%, 02/15/14                                    1,525           1,441
   Hawaiian Telcom Communications,
      Ser B (G)
      9.750%, 05/01/13                                      700             733
   IPCS (A) (D)
      7.480%, 08/01/07                                      820             821
   IPCS PIK (A)
      8.605%, 05/01/14                                    1,155           1,158
   Insight Communications (B)
      12.250%, 02/15/11                                   1,500           1,567
   Intelsat Bermuda
      11.250%, 06/15/16                                   2,730           3,058
      9.250%, 06/15/16                                      578             614
   Intelsat Bermuda (D)
      8.872%, 08/12/07                                      950             970
   Intelsat Intermediate (B)
      8.700%, 02/01/15                                    2,955           2,430
   Intelsat
      9.000%, 06/15/16                                      475             498
   Intelsat (G)
      6.500%, 11/01/13                                    2,125           1,705
   Intelsat Sub Holdings
      8.625%, 01/15/15                                      700             717
   Level 3 Financing (A)
      9.250%, 11/01/14                                    4,010           4,050
      8.750%, 02/15/17                                      425             420
   Level 3 Financing (A) (D)
      9.150%, 02/15/15                                      125             125
   MetroPCS Wireless (A)
      9.250%, 11/01/14                                    5,195           5,364
      9.250%, 11/01/14                                    3,200           3,304
   Nordic Telephone Holdings (A)
      8.875%, 05/01/16                                    2,495           2,645
   Nortel Networks (A) (D)
      9.606%, 07/15/07                                      400             425
   Orascom Telecom Finance (A)
      7.875%, 02/08/14                                    2,275           2,200
   PAETEC Holding (A)
      9.500%, 07/15/15                                    3,160           3,211
   Primus Telecommunications (G)
      8.000%, 01/15/14                                    1,975           1,432
   Qwest
      8.875%, 03/15/12                                    1,575           1,697
      7.875%, 09/01/11                                      300             313
      7.625%, 06/15/15                                      832             859
      7.500%, 10/01/14                                    1,355           1,389
      7.250%, 09/15/25                                      875             873
      7.250%, 10/15/35                                    1,200           1,161
   Qwest (A)
      6.500%, 06/01/17                                      300             286
   Qwest (D)
      8.610%, 09/15/07                                      896             972
   Qwest Capital Funding (G)
      7.900%, 08/15/10                                      150             153
   Qwest Communications
      International
      7.500%, 02/15/14                                      550             557
      7.250%, 02/15/11                                      125             126

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Qwest Communications
      International (D) (G)
      8.860%, 08/11/07                            $       3,779   $       3,817
   Qwest Communications
      International, Ser B
      7.500%, 02/15/14                                    4,020           4,070
   Rogers Communications
      8.000%, 12/15/12                                      500             532
   Rural Cellular
      9.750%, 01/15/10                                       50              52
      8.250%, 03/15/12                                    2,315           2,367
   Rural Cellular (A) (D)
      8.360%, 09/04/07                                      845             841
   Securus Technologies (G)
      11.000%, 09/01/11                                     100             100
   Syniverse Technologies, Ser B
      7.750%, 08/15/13                                      150             143
   Telenet Group Holdings (A) (B)
      8.670%, 06/15/14                                    1,071           1,012
   Triton (G)
      8.500%, 06/01/13                                    1,825           1,866
   US Unwired, Ser B
      10.000%, 06/15/12                                     450             487
   Virgin Media Finance PLC
      8.750%, 04/15/14                                      875             901
   West (G)
      11.000%, 10/15/16                                     100             105
      9.500%, 10/15/14                                    4,395           4,505
   Wind Acquisition Finance (A)
      10.750%, 12/01/15                                   2,820           3,236
   Windstream
      8.625%, 08/01/16                                    6,290           6,652
      8.125%, 08/01/13                                      770             805
      7.000%, 03/15/19                                      825             788
                                                                  --------------
                                                                        116,116
                                                                  --------------
UTILITIES -- 2.8%
   AES
      9.375%, 09/15/10                                      650             691
      8.875%, 02/15/11                                    2,140           2,255
      7.750%, 03/01/14                                      975             978
   AES (A)
      9.000%, 05/15/15                                      675             715
   Aquila
      14.875%, 07/01/12                                   1,100           1,403
   Calpine Generating (C) (D)
      14.320%, 10/01/07                                     348             137
   Edison Mission Energy (A)
      7.625%, 05/15/27                                      925             874
      7.200%, 05/15/19                                      950             893
   Edison Mission Energy (A) (G)
      7.000%, 05/15/17                                    4,480           4,222
   Mirant (C)
      0.000%, 07/15/07                                    1,150              75
      0.000%, 07/15/09                                       50               3
   Mirant (C) (G)
      0.000%, 07/15/04                                      450              29
   Mirant Americas Generation LLC
      8.500%, 10/01/21                                    3,472           3,628
      8.300%, 05/01/11                                      325             336
   Mirant North America LLC
      7.375%, 12/31/13                                    2,735           2,797
   NRG Energy
      7.375%, 02/01/16                                    3,095           3,103
      7.375%, 01/15/17                                    6,415           6,439
      7.250%, 02/01/14                                    1,080           1,083


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Reliant Energy (G)
      7.625%, 06/15/14                            $       2,170   $       2,116
   Sierra Pacific Resources
      7.803%, 06/15/12                                      450             473
   TXU, Ser P
      5.550%, 11/15/14                                      600             509
   TXU, Ser R (G)
      6.550%, 11/15/34                                      150             121
   Tenaska Alabama (A)
      7.000%, 06/30/21                                      846             865
                                                                  --------------
                                                                         33,745
                                                                  --------------
Total Corporate Obligations
   (Cost $1,002,900) ($ Thousands)                                      999,928
                                                                  --------------
COLLATERALIZED LOAN OBLIGATIONS -- 6.3%
   Ares IIIR, Ser 2007-1A, Cl SUB
      0.000%, 04/16/21                                    3,800           3,686
   Ares VR, Ser 2006-1A, Cl
      SUB (A)
      0.000%, 02/24/18                                    7,000           6,300
   Babson, Ser 2007-2A, Cl INC
      5.374%, 04/15/21                                    2,500           2,500
   CIFC Funding, Ser 2006-I (D)
      0.000%, 10/20/20                                    2,300           2,300
   CIFC Funding, Ser 2006-II
      0.000%, 03/01/21                                    3,000           3,000
   CIFC Funding, Ser
      2007-2A, Cl SUB
      0.000%, 04/15/21                                    2,700           2,596
   CapitalSource Advisors LLC,
      Ser 2006-1A, Cl SUB (A)
      0.000%, 08/27/20                                    3,200           2,995
   Copper River, Ser 2006-1A,
      Cl INC
      5.674%, 01/20/21                                    3,000           2,970
   De Meer Middle Market,
      Ser 2006-1A, Cl INC
      0.000%, 10/20/18                                    2,194           2,027
   Denali Capital VII, Ser 2007-1A,
      Cl INC
      0.000%, 01/22/22                                    2,200           2,200
   Gleneagles, Ser AI (D)
      0.000%, 11/01/17                                        7           6,500
   Golden Tree Loan Opportunities III,
      Ser 2007-3A, Cl SUB
      0.000%, 05/01/22                                    3,400           3,314
   ING Investment Management
      (A) (D)
      0.000%, 12/01/17                                       13          11,437
   ING Investment Management II
      (A) (D)
      0.000%, 08/01/20                                        6           5,516
   ING Investment Management VI
      Warehouse Participation
      0.000%, 11/30/07                                    1,200           1,200
   Lightpoint, Ser
      2006-4A, Cl IN (A)
      0.000%, 04/15/18                                    2,500           2,021
   Marathon, Ser 2005-2A, Cl INC
      0.000%, 12/20/19                                    3,000           2,850
   Marlborough Street, Ser 2007-1A,
      Cl INC
      0.000%, 04/18/19                                    2,400           2,208

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Stanfield Bristol, Ser 2005-1A,
      Cl SUB (A)
      0.000%, 10/15/19                            $       6,300   $       5,145
   Stanfield Veyron, Ser 2006-1A,
      Cl SUB
      0.000%, 07/15/18                                    2,300           2,116
   Tralee, Ser 2007-1A, Cl SUB
      0.000%, 04/16/22                                    2,700           2,498
                                                                  --------------
Total Collateralized Loan Obligations
   (Cost $76,403) ($ Thousands)                                          75,379
                                                                  --------------
LOAN PARTICIPATIONS -- 8.1%
   Advansta, 2nd Lien
      0.000%, 11/30/14 (L)                                1,250           1,255
   Affinion Holding
      11.660%, 03/01/12                                     900             895
   Affinion Holding PIK
      11.660%, 01/24/12                                   2,000           1,990
   Aramark
      0.000%, 01/26/14 (L)                                   60              60
   Aramark (D)
      7.445%, 08/26/07                                       38              38
   Aramark Term B Loan (D)(L)
      0.000%, 09/30/07                                      853             855
   BOC Edwards
      7.360%, 05/31/14                                      150             150
      11.110%, 05/31/14                                     175             175
   Boston Generating 1st Lien
      7.600%, 12/19/13                                    2,000           2,006
   Boston Generating, 1st Lien
      12.350%, 12/21/16                                     155             169
   Boston Generating, 2nd Lien
      9.600%, 06/21/14                                      375             382
      9.600%, 06/21/14                                      325             331
      9.570%, 06/18/14                                    1,000           1,018
      0.000%, 06/19/14                                      500             509
   Bresnan Communications Term B
      Loan, 1st Lien
      7.380%, 03/31/13                                    1,500           1,499
   CCFC
      11.320%, 08/26/09                                   2,068           2,146
   Cebridge
      11.371%, 05/05/14                                   1,110           1,145
   Cebridge PIK
      11.380%, 05/05/14                                     750             773
   Central Parking
      7.570%, 05/22/14                                    1,216           1,222
   Central Parking LOC (Synthetic)
      7.625%, 05/22/14                                      284             286
   Century Cable
      10.250%, 06/30/09                                       3               3
   Charter, 3rd Lien
      7.850%, 03/01/14                                      500             497
   Claire's Stores
      8.110%, 05/29/13                                       75              74
   Community Health Systems (L)
      0.000%, 04/10/08                                    3,000           2,985
      0.000%, 07/02/14                                      124             124
      0.000%, 07/02/14                                    1,876           1,875
   Cooper Standard
      7.875%, 12/23/11                                    2,222           2,222
   Delta, 2nd Lien
      8.605%, 04/30/14                                      225             226
   Dresser Rand, 1st Lien
      7.860%, 05/04/14                                      475             473


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
      7.860%, 05/04/14                            $         350   $         348
   Dresser, 2nd Lien
      11.110%, 05/04/15                                     950             958
      11.110%, 05/04/15                                     550             554
   Entegra PIK
      11.340%, 04/04/15                                     225             234
   Entegra PIK, 3rd Lien
      11.340%, 04/19/15                                     450             467
      11.340%, 04/19/15                                   1,050           1,090
   Georgia Pacific
      7.340%, 02/14/13                                      375             376
   Georgia Pacific, Ser B
      7.485%, 02/14/13                                      991             993
   Green Valley Ranch Gaming,
      2nd Lien
      8.610%, 08/06/14                                    2,000           2,004
   HCA, Ser B
      7.614%, 11/15/14                                    1,250           1,253
      7.614%, 11/15/14                                      749             750
   IM US Holdings LLC, 2nd Lien
      0.000%, 06/26/15                                    1,000           1,006
   Iasis Healthcare
      10.606%, 06/15/14                                   2,000           2,030
   Idearc, Ser B
      7.350%, 11/15/14                                    3,491           3,499
   Intelsat Bermuda (I)
      7.860%, 02/02/14                                    1,875           1,877
   JG Wentworth, 1st Lien
      10.350%, 10/04/14                                     500             495
      7.600%, 04/04/14                                    1,025           1,018
   KAR Holding
      7.570%, 04/20/14                                    1,225           1,227
   McKechnie Aerospace
      10.340%, 05/11/15                                     150             152
      10.340%, 05/11/15                                     300             303
      0.000%, 05/11/14                                      225             225
      0.000%, 05/11/15                                      250             253
   Murray
      13.900%, 01/31/11                                   2,044           2,202
   NRG Energy
      7.350%, 02/01/13                                    1,980           1,976
   Nalco, Ser B
      7.163%, 11/04/10                                      927             930
   Neiman Marcus, Ser B
      7.891%, 03/13/13                                      168             168
   Nielsen Finance
      8.190%, 08/09/13                                      750             753
   Northwest Airlines
      7.320%, 08/21/08                                    1,500           1,501
   PAETEC Holdings
      8.820%, 02/28/13                                    1,000           1,005
   Penhall
      12.824%, 03/28/12                                     625             625
   Pinnacle Foods
      8.099%, 04/02/14                                    1,025           1,027
   Proquest
      8.328%, 02/09/14                                      800             800
   Proquest, 2nd Lien
      11.090%, 02/09/15                                   1,200           1,218
   RE/MAX International
      7.250%, 12/15/07                                      967             968
      7.250%, 12/15/07                                    1,033           1,035
   Reader's Digest Association
      7.339%, 03/02/14                                    1,200           1,197
   Rental Services
      8.857%, 11/30/13                                    1,990           2,009

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Resolute Aneth LLC, 2nd Lien
      9.860%, 06/27/13                            $       1,500   $       1,500
   Rexnord
      11.598%, 02/20/13                                   1,950           1,960
   Reynolds & Reynolds, 3rd Lien
      12.850%, 04/01/14                                   1,300           1,332
   Sandridge
      8.625%, 04/01/15                                    1,050           1,071
   Seminole Tribe of Florida
      Term 2 Loan
      0.000%, 03/05/14 (L)                                  547             546
   Seminole Tribe of Florida
      Term 3 Loan
      0.000%, 03/05/14 (L)                                  541             541
   Seminole Tribe of Florida
      Term B Loan
      0.000%, 03/05/14 (L)                                  162             162
   Simmons
      10.648%, 02/15/12                                   1,145           1,126
      10.648%, 02/15/12                                   1,125           1,106
      0.000%, 02/15/12 (L)                                  175             172
   Simmons Holdco
      0.000%, 02/15/12 (L)                                  200             197
   Sorenson Communications,
      2nd Lien
      12.360%, 02/16/14                                   1,250           1,266
   Surgical Care Affiliates
      0.000%, 12/29/14 (L)                                1,500           1,496
   TPF Generation Holdings LLC
      9.620%, 12/15/14                                    1,750           1,773
   Trilogy, 1st Lien
      0.000%, 06/27/17 (L)                                  475             476
   Tropicana Entertainment
      7.850%, 12/31/11                                    1,485           1,493
   UPC Financing Partnership (L)
      0.000%, 04/01/13                                    1,000             998
      0.000%, 12/31/13                                    1,000             998
   Univision Communications
      7.605%, 09/15/14                                    1,879           1,838
      7.570%, 03/15/14                                      940             919
      0.000%, 03/15/14 (L)                                   60               1
      0.000%, 09/15/14 (L)                                  121               3
   VWR International, 2nd Lien
      0.000%, 06/29/14 (L)                                2,000           2,005
   Venoco
      10.000%, 03/30/11                                     150             151
      9.320%, 05/07/14                                      375             378
   Verint Systems
      8.090%, 05/09/14                                    2,000           2,001
   WideOpenWest Finance LLC
      10.360%, 04/28/13                                   1,500           1,504
      10.360%, 04/28/13                                     250             251
   WideOpenWest Finance LLC,
      2nd Lien
      0.000%, 06/18/15 (L)                                1,000           1,002
   WideOpenWest Finance LLC,
      Term B Loan
      0.000%, 06/18/14 (L)                                1,000             999
   Wind Acquisition Holdings
      12.609%, 12/12/11                                   2,462           2,523
      0.000%, 12/21/11 (L)                                  700             718
                                                                  --------------
Total Loan Participations
   (Cost $96,050) ($ Thousands)                                          96,415
                                                                  --------------


--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (I) -- 0.1%

FINANCIALS -- 0.1%
   Stone Container
      8.000%, 03/15/17                            $       1,750   $       1,754
                                                                  --------------
Total Commercial Paper
   (Cost $1,754) ($ Thousands)                                            1,754
                                                                  --------------

ASSET-BACKED SECURITIES -- 0.2%

MORTGAGE RELATED SECURITIES -- 0.2%
   Countrywide Alternative Loan Trust,
      Ser 2006-OA9, Cl X1P (E)
      1.841%, 07/20/46                                    2,965             129
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (A) (D) (H)
      5.420%, 07/09/07                                    1,921           1,921
                                                                  --------------
Total Asset-Backed Securities
   (Cost $2,019) ($ Thousands)                                            2,050
                                                                  --------------

COLLATERALIZED DEBT OBLIGATIONS -- 1.7%
   Carlyle High Yield Partners,
      Ser 2006-8A, Cl N
      0.000%, 05/21/21                                    3,700           3,275
   Connecticut Valley Structured
      Credit, Ser 2006-3A, Cl NOTE (A)
      0.000%, 03/23/23                                    2,200           2,002
   Peritus I (A) (F)
      0.000%, 05/24/15                                    3,750           1,875
   Peritus I, Ser 2005-1A,
      Cl C (A) (F)
      9.000%, 05/24/15                                   13,848          13,294
                                                                  --------------
Total Collateralized Debt Obligations
   (Cost $19,436) ($ Thousands)                                          20,446
                                                                  --------------

CONVERTIBLE BONDS -- 0.1%
   Adelphia Recovery Trust
      0.000%, 02/15/04                                      395              --
   Flextronics CV to 64.4122
      1.000%, 08/01/10                                    1,265           1,177
   Huntsman CV to 1.7674
      5.000%, 02/16/08                                        1              29
   Mirant CV to 14.7167 (C) (G)
      0.000%, 06/15/21                                    2,200             143
                                                                  --------------
Total Convertible Bonds
   (Cost $1,358) ($ Thousands)                                            1,349
                                                                  --------------

COMMON STOCK -- 0.4%
   Armstrong World Industries*                            6,123             307
   Core-Mark Holding*                                    12,816             461
   Delta Air Lines (G)*                                  21,231             418
   Huntsman                                               8,061             196
   Northwest Airlines (G)*                               75,549           1,677
   Owens Corning (G)*                                    28,933             973
   Shreveport Gaming Holdings (G)*                       13,948             126
   Time Warner Cable, Cl A*                               5,981             234
   UAL*                                                   2,958             120
   Winn-Dixie Stores (G)*                                 8,445             248
                                                                  --------------
Total Common Stock
   (Cost $3,904) ($ Thousands)                                            4,760
                                                                  --------------

--------------------------------------------------------------------------------
                                                        Shares/
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.3%
   ION Media PIK, 14.250%*                                    1   $           6
   Rockwall Investors, 0.000% (A) (D)*                4,000,000           3,800
   Rural Cellular PIK, 12.250%*                             374             464
                                                                  --------------
Total Preferred Stock
   (Cost $4,073) ($ Thousands)                                            4,270
                                                                  --------------

                                                         Number
                                                    of Warrants
                                                  -------------
WARRANTS -- 0.0%
   Grande Communications,
      Expires 04/01/11*                                     850               9
                                                                  --------------
Total Warrants
   (Cost $9) ($ Thousands)                                                    9
                                                                  --------------
CASH EQUIVALENTS **++ -- 11.9%
SEI Daily Income Trust, Prime
   Obligation Fund, Cl A, 5.190%                     21,708,183          21,708
SEI Liquidity Fund LP, 5.500% (H)                   120,381,100         120,381
                                                                  --------------
Total Cash Equivalents
  (Cost $142,089) ($ Thousands)                                         142,089
                                                                  --------------
MASTER NOTE (H) (I) -- 0.2%

FINANCIALS -- 0.2%
   Bear Stearns
      5.495%, 07/02/07                                    2,561           2,561
                                                                  --------------
Total Master Note
   (Cost $2,561) ($ Thousands)                                            2,561
                                                                  --------------
REPURCHASE AGREEMENTS (H) (J) -- 1.0%
Barclays
   5.330%, dated 06/29/07, to be
   repurchased on 07/02/07, repurchase
   price $1,457,438 (collateralized by a
   U.S. Government Obligation, par
   value $1,481,225, 3.625%, 02/15/08;
   with total market value $1,485,940)                    1,457           1,457
Lehman Brothers
   5.370%, dated 06/29/07, to be
   repurchased on 07/02/07, repurchase
   price $10,249,785 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $1,010,305-
   $1,161,165, 0.000%-6.500%,
   12/17/07-06/15/22; with total market
   value $10,450,202)                                    10,245          10,245
                                                                  --------------
Total Repurchase Agreements
   (Cost $11,702) ($ Thousands)                                          11,702
                                                                  --------------

Total Investments -- 113.9%
   (Cost $1,364,258) ($ Thousands)+++                             $   1,362,712
                                                                  ==============




--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

High Yield Bond Fund
June 30, 2007


Percentages are based on Net Assets of $1,196,372 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of June 30, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Registered Investment Company.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2007. The coupon on a step bond changes on a specified date.

(C) Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007. The date reported on the Schedule of Investments is the next reset date.

(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Securities considered illiquid. The total value of such securities as of June 30, 2007 was $15,169 ($ Thousands) and represented 1.3% of Net Assets.

(G) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $165,979 ($Thousands).

(H) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $165,406 ($ Thousands).

(I) The rate reported is the effective yield as of June 30, 2007.

(J) Tri-Party Repurchase Agreement.

(K) This security is being held in lieu of possible future payments for a default resolution.

(L) Unsettled bank loan. Interest rate is not available.

Cl -- Class
CV -- Convertible Security
EXL -- Extendable Maturity
LLC -- Limited Liability Company
LOC -- Letter of Credit
LP -- Limited Partnership
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are either $0 or are rounded to $0.

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $1,364,258 ($ Thousands), and the unrealized appreciation and depreciation were $19,240 ($ Thousands) and $(20,786) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Institutional Managed Trust



By (Signature and Title)*                   /s/ Robert A. Nesher
                                            ---------------------------------
                                            Robert A. Nesher, President & CEO
Date: August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Robert A. Nesher
                                            ---------------------------------
                                            Robert A. Nesher, President & CEO

Date: August 29, 2007

By (Signature and Title)*                   /s/ Stephen F. Panner
                                            ---------------------------------
                                            Stephen F. Panner, Controller & CFO

Date: August 29, 2007

* Print the name and title of each signing officer under his or her signature.